UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.63%
Actual		$ 1,000.00	$ 1,060.10	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.17
Service Class	.74%
Actual		$ 1,000.00	$ 1,059.80	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72
Service Class 2.89%
Actual		$ 1,000.00	$ 1,059.00	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.47
Investor Class	.71%
Actual		$ 1,000.00	$ 1,060.40	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.2
United Continental Holdings, Inc.	1.0	0.8
Pioneer Natural Resources Co.	0.7	0.6
Delta Air Lines, Inc.	0.6	0.5
United Health Group, Inc.	0.6	0.5
	5.7
Top Five Bond Issuers as of June 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	14.2	8.8
U.S. Treasury Obligations	13.2	9.8
Freddie Mac	2.7	2.8
Ginnie Mae	2.1	2.5
Wachovia Bank Commercial Mortgage Trust	0.2	0.0
	32.4
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.5	12.5
Financials	9.8	11.1
Information Technology	9.1	8.2
Health Care	6.2	5.1
Energy	6.2	9.2
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stock Class and Equity Futures*** 46.3%		Stock Class and Equity Futures**** 46.1%
	Bond Class 44.5%		Bond Class 45.3%
	Short-Term Class 9.2%		Short-Term Class 8.6%
* Foreign investments	15.5%	** Foreign investments	18.0%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%.

**** Includes investment in Fidelity Commodity Strategy Central Fund of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statements categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 34.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
BorgWarner, Inc. (a)	10,700	$ 701,813
Delphi Automotive PLC	56,200	1,433,100
TRW Automotive Holdings Corp. (a)	118,200	4,345,032
		6,479,945
Automobiles - 0.2%
Harley-Davidson, Inc.	61,200	2,798,676
Hotels, Restaurants & Leisure - 0.6%
Arcos Dorados Holdings, Inc.	47,500	702,050
Las Vegas Sands Corp.	39,200	1,704,808
Panera Bread Co. Class A (a)	18,400	2,565,696
Yum! Brands, Inc.	40,900	2,634,778
		7,607,332
Household Durables - 1.5%
D.R. Horton, Inc.	257,900	4,740,202
KB Home	197,600	1,936,480
PulteGroup, Inc. (a)	637,200	6,818,040
Toll Brothers, Inc. (a)	186,300	5,538,699
		19,033,421
Internet & Catalog Retail - 0.6%
Expedia, Inc.	90,300	4,340,721
Priceline.com, Inc. (a)	4,600	3,056,792
		7,397,513
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	32,200	2,301,656
Media - 0.7%
CBS Corp. Class B	116,300	3,812,314
The Walt Disney Co.	104,800	5,082,800
		8,895,114
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	60,000	3,228,000
Macy's, Inc.	179,500	6,165,825
		9,393,825
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc.	30,800	1,478,400
Home Depot, Inc.	110,500	5,855,395
Limited Brands, Inc.	132,400	5,630,972
Lowe's Companies, Inc.	141,100	4,012,884
O'Reilly Automotive, Inc. (a)	23,300	1,951,841
PetSmart, Inc.	63,200	4,308,976
Pier 1 Imports, Inc.	58,100	954,583
TJX Companies, Inc.	153,100	6,572,583
		30,765,634
Textiles, Apparel & Luxury Goods - 2.2%
Arezzo Industria e Comercio SA	82,600	1,229,644
Burberry Group PLC	62,300	1,292,818
Coach, Inc.	51,300	3,000,024
Crocs, Inc. (a)	74,700	1,206,405
Michael Kors Holdings Ltd.	110,163	4,609,220

	Shares	Value
NIKE, Inc. Class B	38,500	$ 3,379,530
Prada SpA	250,200	1,688,320
PVH Corp.	28,200	2,193,678
Ralph Lauren Corp.	20,000	2,801,200
Under Armour, Inc. Class A (sub. vtg.) (a)	16,700	1,577,816
Vera Bradley, Inc. (a)	76,600	1,614,728
VF Corp.	20,700	2,762,415
		27,355,798
TOTAL CONSUMER DISCRETIONARY		122,028,914
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Monster Beverage Corp. (a)	57,200	4,072,640
Food & Staples Retailing - 0.1%
Drogasil SA	92,906	936,692
Food Products - 0.3%
Green Mountain Coffee Roasters, Inc. (a)	128,800	2,805,264
Orion Corp.	1,198	995,920
		3,801,184
Personal Products - 0.4%
Hengan International Group Co. Ltd.	288,000	2,805,453
Nu Skin Enterprises, Inc. Class A	45,200	2,119,880
		4,925,333
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	19,300	1,970,916
Souza Cruz SA	94,700	1,389,971
		3,360,887
TOTAL CONSUMER STAPLES		17,096,736
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	49,200	2,101,332
Ensco PLC Class A	10,000	469,700
McDermott International, Inc. (a)	145,400	1,619,756
Noble Corp.	26,300	855,539
		5,046,327
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	60,400	3,998,480
Concho Resources, Inc. (a)	66,100	5,626,432
Continental Resources, Inc. (a)(d)	91,400	6,089,068
EOG Resources, Inc.	18,900	1,703,079
Genel Energy PLC	69,000	661,354
Hess Corp.	15,100	656,095
Kosmos Energy Ltd. (a)	62,000	685,100
Oasis Petroleum, Inc. (a)	73,000	1,765,140
Occidental Petroleum Corp.	46,700	4,005,459
Pioneer Natural Resources Co.	99,000	8,732,790
SM Energy Co.	23,800	1,168,818
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	15,500	$ 637,360
Williams Companies, Inc.	88,600	2,553,452
		38,282,627
TOTAL ENERGY		43,328,954
FINANCIALS - 2.4%
Capital Markets - 0.8%
Apollo Global Management LLC Class A	312,700	3,877,480
Morgan Stanley	419,400	6,119,046
		9,996,526
Diversified Financial Services - 1.1%
Bank of America Corp.	340,500	2,785,290
Citigroup, Inc.	211,900	5,808,179
JPMorgan Chase & Co.	129,100	4,612,743
Moody's Corp.	34,600	1,264,630
		14,470,842
Real Estate Investment Trusts - 0.3%
American Tower Corp.	61,000	4,264,510
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	48,600	795,096
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc. (d)	31,000	667,120
TOTAL FINANCIALS		30,194,094
HEALTH CARE - 4.9%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	40,900	4,061,370
ARIAD Pharmaceuticals, Inc. (a)	51,700	889,757
Biogen Idec, Inc. (a)	39,100	5,645,258
Clovis Oncology, Inc.	20,000	433,600
Gilead Sciences, Inc. (a)	55,500	2,846,040
InterMune, Inc. (a)	38,200	456,490
Medivation, Inc. (a)	25,800	2,358,120
Progenics Pharmaceuticals, Inc. (a)	22,100	216,138
Synageva BioPharma Corp. (a)	14,500	588,120
Vertex Pharmaceuticals, Inc. (a)	113,800	6,363,696
		23,858,589
Health Care Providers & Services - 1.5%
Express Scripts Holding Co. (a)	52,600	2,936,658
Health Net, Inc. (a)	33,900	822,753
HMS Holdings Corp. (a)	60,800	2,025,248
Humana, Inc.	73,900	5,722,816
UnitedHealth Group, Inc.	137,100	8,020,350
		19,527,825
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	23,600	2,343,774
Pharmaceuticals - 1.3%
Allergan, Inc.	19,200	1,777,344

	Shares	Value
Elan Corp. PLC sponsored ADR (a)	271,600	$ 3,962,644
Perrigo Co.	26,000	3,066,180
Shire PLC sponsored ADR	27,300	2,358,447
Valeant Pharmaceuticals International, Inc. (Canada) (a)	90,550	4,061,898
ViroPharma, Inc. (a)	62,300	1,476,510
		16,703,023
TOTAL HEALTH CARE		62,433,211
INDUSTRIALS - 3.6%
Airlines - 2.2%
Copa Holdings SA Class A	26,600	2,193,968
Delta Air Lines, Inc. (a)	771,025	8,442,724
United Continental Holdings, Inc. (a)	504,170	12,266,456
US Airways Group, Inc. (a)	425,100	5,666,583
		28,569,731
Building Products - 0.2%
Owens Corning (a)	68,500	1,954,990
Commercial Services & Supplies - 0.2%
Aggreko PLC	53,900	1,749,089
Swisher Hygiene, Inc. (a)	135,158	307,755
		2,056,844
Construction & Engineering - 0.2%
Fluor Corp.	13,300	656,222
MasTec, Inc. (a)	45,600	685,824
Quanta Services, Inc. (a)	44,700	1,075,929
		2,417,975
Electrical Equipment - 0.1%
Hubbell, Inc. Class B	11,900	927,486
Machinery - 0.2%
Chart Industries, Inc. (a)	19,300	1,327,068
Kennametal, Inc.	37,800	1,253,070
		2,580,138
Marine - 0.0%
DryShips, Inc. (a)	72,400	158,556
Professional Services - 0.3%
Qualicorp SA	179,000	1,564,969
Robert Half International, Inc.	92,400	2,639,868
		4,204,837
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (a)	53,400	1,035,426
Mills Estruturas e Servicos de Engenharia SA	85,900	1,180,403
		2,215,829
TOTAL INDUSTRIALS		45,086,386
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.6%
Acme Packet, Inc. (a)	42,200	787,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	126,400	$ 7,037,952
Riverbed Technology, Inc. (a)	19,100	308,465
		8,133,447
Computers & Peripherals - 3.1%
3D Systems Corp. (a)(d)	31,300	1,068,582
Apple, Inc. (a)	60,700	35,448,800
EMC Corp. (a)	70,600	1,809,478
Lenovo Group Ltd.	1,086,000	926,718
		39,253,578
Internet Software & Services - 1.3%
Bankrate, Inc.	82,000	1,507,980
Cornerstone OnDemand, Inc. (a)	60,200	1,433,362
eBay, Inc. (a)	26,200	1,100,662
Facebook, Inc.:
Class A	24,600	765,552
Class B (a)(g)	8,621	241,457
IAC/InterActiveCorp	45,300	2,065,680
Liquidity Services, Inc. (a)	54,500	2,789,855
Rackspace Hosting, Inc. (a)	54,300	2,385,942
VeriSign, Inc. (a)	89,200	3,886,444
		16,176,934
IT Services - 0.3%
Teradata Corp. (a)	27,400	1,973,074
Visa, Inc. Class A	18,500	2,287,155
		4,260,229
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	76,200	3,918,204
Freescale Semiconductor Holdings I Ltd. (a)	139,800	1,432,950
Intel Corp.	231,100	6,158,815
NXP Semiconductors NV (a)	204,900	4,763,925
Skyworks Solutions, Inc. (a)	25,100	686,987
		16,960,881
Software - 1.3%
Citrix Systems, Inc. (a)	55,100	4,625,094
CommVault Systems, Inc. (a)	29,600	1,467,272
Informatica Corp. (a)	71,300	3,020,268
Microsoft Corp.	51,600	1,578,444
RealPage, Inc. (a)(d)	51,400	1,190,424
salesforce.com, Inc. (a)	15,300	2,115,378
Splunk, Inc.	2,500	70,250
VMware, Inc. Class A (a)	20,900	1,902,736
		15,969,866
TOTAL INFORMATION TECHNOLOGY		100,754,935

	Shares	Value
MATERIALS - 1.2%
Chemicals - 1.1%
CF Industries Holdings, Inc.	13,100	$ 2,537,994
Eastman Chemical Co.	56,900	2,866,053
FMC Corp.	41,600	2,224,768
Huntsman Corp.	83,800	1,084,372
LyondellBasell Industries NV Class A	42,000	1,691,340
PetroLogistics LP	42,000	451,920
Rockwood Holdings, Inc.	31,800	1,410,330
Westlake Chemical Corp.	39,100	2,043,366
		14,310,143
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	70,400	1,244,671
TOTAL MATERIALS		15,554,814
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	55,800	3,183,390
TOTAL COMMON STOCKS (Cost $378,869,179)		439,661,434
Fixed-Income Funds - 46.8%

Fidelity Emerging Markets Debt Central Fund (f)	762,300	7,889,807
Fidelity Floating Rate Central Fund (f)	371,905	37,744,683
Fidelity High Income Central Fund 1 (f)	394,024	39,020,192
Fidelity Inflation-Protected Bond Index Central Fund (f)	432,304	43,602,181
Fidelity VIP Investment Grade Central Fund (f)	4,253,569	465,553,147
TOTAL FIXED-INCOME FUNDS (Cost $559,626,051)		593,810,010
Equity Funds - 10.5%

Domestic Equity Funds - 0.5%
Fidelity Commodity Strategy Central Fund (f)	630,241	6,466,272
International Equity Funds - 10.0%
Fidelity Emerging Markets Equity Central Fund (f)	98,155	18,045,832
Fidelity International Equity Central Fund (f)	1,768,103	108,349,352
TOTAL INTERNATIONAL EQUITY FUNDS		126,395,184
TOTAL EQUITY FUNDS (Cost $162,765,926)		132,861,456
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/2/12 to 8/23/12 (e) (Cost $1,229,891)	$ 1,230,000	$ 1,229,928
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	96,640,680	96,640,680
Fidelity Money Market Central Fund, 0.38% (b)	10,394,656	10,394,656
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,509,725	6,509,725
TOTAL MONEY MARKET FUNDS (Cost $113,545,061)		113,545,061
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,216,036,108)	1,281,107,889
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(11,837,948)
NET ASSETS - 100%	$ 1,269,269,941
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
79 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 5,357,780	$ 307,784
31 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	1,464,285	71,350
TOTAL EQUITY INDEX CONTRACTS		$ 6,822,065	$ 379,134

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,229,928.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $241,457 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 215,930
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,642
Fidelity Emerging Markets Debt Central Fund	252,571
Fidelity Emerging Markets Equity Central Fund	279,679
Fidelity Floating Rate Central Fund	1,198,182
Fidelity High Income Central Fund 1	1,432,043
Fidelity International Equity Central Fund	2,631,897
Fidelity Money Market Central Fund	20,763
Fidelity Securities Lending Cash Central Fund	130,037
Fidelity VIP Investment Grade Central Fund	6,683,730
Total	$ 12,683,544
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 17,527,726	$ 1,335,876	$ 12,150,383	$ 6,466,272	0.8%
Fidelity Emerging Markets Debt Central Fund	7,362,876	254,055	-	7,889,807	7.4%
Fidelity Emerging Markets Equity Central Fund	22,958,221	2,217,442	8,860,666	18,045,832	8.6%
Fidelity Floating Rate Central Fund	50,197,537	3,133,923	17,106,036	37,744,683	2.6%
Fidelity High Income Central Fund 1	40,230,514	1,432,043	4,124,419	39,020,192	7.7%
Fidelity Inflation-Protected Bond Index Central Fund	-	46,927,656	3,685,512	43,602,181	7.1%
Fidelity International Equity Central Fund	121,293,806	5,408,090	21,701,570	108,349,352	7.9%
Fidelity VIP Investment Grade Central Fund	450,082,516	16,788,260	9,018,276	465,553,147	11.1%
Total	$ 709,653,196	$ 77,497,345	$ 76,646,862	$ 726,671,466
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,028,914	$ 120,340,594	$ 1,688,320	$ -
Consumer Staples	17,096,736	13,295,363	3,801,373	-
Energy	43,328,954	43,328,954	-	-
Financials	30,194,094	30,194,094	-	-
Health Care	62,433,211	62,433,211	-	-
Industrials	45,086,386	44,778,631	307,755	-
Information Technology	100,754,935	99,586,760	1,168,175	-
Materials	15,554,814	15,554,814	-	-
Telecommunication Services	3,183,390	3,183,390	-	-
U.S. Government and Government Agency Obligations	1,229,928	-	1,229,928	-
Fixed-Income Funds	593,810,010	593,810,010	-	-
Money Market Funds	113,545,061	113,545,061	-	-
Equity Funds	132,861,456	132,861,456	-	-
Total Investments in Securities:	$ 1,281,107,889	$ 1,272,912,338	$ 8,195,551	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 379,134	$ 379,134	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 379,134	$ -
Total Value of Derivatives	$ 379,134	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	32.2%
AAA,AA,A	5.0%
BBB	5.7%
BB	2.6%
B	2.9%
CCC,CC,C	0.7%
D	0.0%**
Not Rated	0.6%
Equities*	44.6%
Short-Term Investments and Net Other Assets	5.7%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%.
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
United Kingdom	2.8%
Japan	1.6%
Netherlands	1.2%
Canada	1.1%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,717,890) - See accompanying schedule: Unaffiliated issuers (cost $380,099,070)	$ 440,891,362
Fidelity Central Funds (cost $835,937,038)	840,216,527
Total Investments (cost $1,216,036,108)		$ 1,281,107,889
Cash		45,288
Receivable for investments sold		1,567,050
Receivable for fund shares sold		70,546
Dividends receivable		207,828
Distributions receivable from Fidelity Central Funds		55,876
Receivable for daily variation margin on futures contracts		520,439
Other receivables		68,251
Total assets		1,283,643,167

Liabilities
Payable for investments purchased	$ 6,747,962
Payable for fund shares redeemed	351,347
Accrued management fee	530,890
Distribution and service plan fees payable	7,203
Other affiliated payables	146,562
Other payables and accrued expenses	79,537
Collateral on securities loaned, at value	6,509,725
Total liabilities		14,373,226

Net Assets		$ 1,269,269,941
Net Assets consist of:
Paid in capital		$ 1,208,524,565
Undistributed net investment income		10,323,457
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,028,083)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,450,002
Net Assets		$ 1,269,269,941

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,116,705,408 ÷ 76,306,074 shares)	$ 14.63

Service Class: Net Asset Value, offering price and redemption price per share ($8,328,866 ÷ 573,102 shares)	$ 14.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($31,533,831 ÷ 2,194,348 shares)	$ 14.37

Investor Class: Net Asset Value, offering price and redemption price per share ($112,701,836 ÷ 7,734,557 shares)	$ 14.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,826,907
Interest		202
Income from Fidelity Central Funds		12,683,544
Total income		14,510,653

Expenses
Management fee	$ 3,297,535
Transfer agent fees	513,981
Distribution and service plan fees	45,305
Accounting and security lending fees	265,434
Custodian fees and expenses	16,454
Independent trustees' compensation	2,396
Appreciation in deferred trustee compensation account	63
Audit	25,573
Legal	4,566
Miscellaneous	7,728
Total expenses before reductions	4,179,035
Expense reductions	(43,946)	4,135,089
Net investment income (loss)		10,375,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,790,280
Fidelity Central Funds	2,596,743
Foreign currency transactions	(7,927)
Futures contracts	480,396
Capital gain distributions from Fidelity Central Funds	1,090,594
Total net realized gain (loss)		22,950,086
Change in net unrealized appreciation (depreciation) on: Investment securities	42,167,347
Assets and liabilities in foreign currencies	373
Futures contracts	380,790
Total change in net unrealized appreciation (depreciation)		42,548,510
Net gain (loss)		65,498,596
Net increase (decrease) in net assets resulting from operations		$ 75,874,160

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,375,564	$ 25,911,343
Net realized gain (loss)	22,950,086	82,535,607
Change in net unrealized appreciation (depreciation)	42,548,510	(140,707,672)
Net increase (decrease) in net assets resulting from operations	75,874,160	(32,260,722)
Distributions to shareholders from net investment income	-	(25,842,847)
Distributions to shareholders from net realized gain	-	(6,349,020)
Total distributions	-	(32,191,867)
Share transactions - net increase (decrease)	(58,938,654)	(108,450,453)
Total increase (decrease) in net assets	16,935,506	(172,903,042)

Net Assets
Beginning of period	1,252,334,435	1,425,237,477
End of period (including undistributed net investment income of $10,323,457 and distributions in excess of net investment income of $52,107, respectively)	$ 1,269,269,941	$ 1,252,334,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 14.54	$ 13.00	$ 10.31	$ 16.58	$ 15.71
Income from Investment Operations
Net investment income (loss) E	.12	.28	.23	.26	.36	.44
Net realized and unrealized gain (loss)	.71	(.66)	1.62	2.73	(4.75)	1.88
Total from investment operations	.83	(.38)	1.85	2.99	(4.39)	2.32
Distributions from net investment income	-	(.29)	(.24)	(.28)	(.37)	(1.00)
Distributions from net realized gain	-	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	-	(.36)	(.31)	(.30)	(1.88)	(1.45)
Net asset value, end of period	$ 14.63	$ 13.80	$ 14.54	$ 13.00	$ 10.31	$ 16.58
Total Return B,C,D	6.01%	(2.56)%	14.26%	29.11%	(28.76)%	15.57%
Ratios to Average Net Assets F,H
Expenses before reductions	.63% A	.63%	.63%	.67%	.63%	.63%
Expenses net of fee waivers, if any	.63% A	.63%	.63%	.67%	.63%	.63%
Expenses net of all reductions	.62% A	.62%	.62%	.66%	.63%	.62%
Net investment income (loss)	1.61% A	1.91%	1.72%	2.31%	2.62%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,116,705	$ 1,108,494	$ 1,279,306	$ 1,249,955	$ 1,093,133	$ 1,791,647
Portfolio turnover rate G	51% A	56%	54%	95%	90%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 14.45	$ 12.92	$ 10.25	$ 16.48	$ 15.61
Income from Investment Operations
Net investment income (loss) E	.11	.26	.22	.25	.34	.42
Net realized and unrealized gain (loss)	.71	(.65)	1.60	2.71	(4.71)	1.86
Total from investment operations	.82	(.39)	1.82	2.96	(4.37)	2.28
Distributions from net investment income	-	(.28)	(.22)	(.27)	(.35)	(.96)
Distributions from net realized gain	-	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	-	(.35)	(.29)	(.29)	(1.86)	(1.41)
Net asset value, end of period	$ 14.53	$ 13.71	$ 14.45	$ 12.92	$ 10.25	$ 16.48
Total Return B,C,D	5.98%	(2.69)%	14.14%	28.94%	(28.82)%	15.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.75%	.75%	.79%	.75%	.74%
Expenses net of fee waivers, if any	.74% A	.74%	.74%	.79%	.75%	.74%
Expenses net of all reductions	.74% A	.74%	.73%	.78%	.75%	.74%
Net investment income (loss)	1.50% A	1.79%	1.60%	2.18%	2.50%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,329	$ 8,042	$ 8,613	$ 8,230	$ 7,413	$ 13,530
Portfolio turnover rate G	51% A	56%	54%	95%	90%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 14.30	$ 12.79	$ 10.15	$ 16.34	$ 15.47
Income from Investment Operations
Net investment income (loss) E	.10	.24	.19	.23	.32	.39
Net realized and unrealized gain (loss)	.70	(.65)	1.59	2.68	(4.67)	1.85
Total from investment operations	.80	(.41)	1.78	2.91	(4.35)	2.24
Distributions from net investment income	-	(.25)	(.20)	(.25)	(.33)	(.92)
Distributions from net realized gain	-	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	-	(.32)	(.27)	(.27)	(1.84)	(1.37)
Net asset value, end of period	$ 14.37	$ 13.57	$ 14.30	$ 12.79	$ 10.15	$ 16.34
Total Return B,C,D	5.90%	(2.82)%	13.96%	28.76%	(28.95)%	15.24%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.90%	.93%	.90%	.89%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.93%	.90%	.89%
Expenses net of all reductions	.88% A	.89%	.88%	.92%	.89%	.89%
Net investment income (loss)	1.35% A	1.64%	1.46%	2.04%	2.36%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,534	$ 32,508	$ 39,148	$ 39,475	$ 37,360	$ 59,670
Portfolio turnover rate G	51% A	56%	54%	95%	90%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 14.49	$ 12.96	$ 10.28	$ 16.53	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.11	.27	.22	.25	.34	.42
Net realized and unrealized gain (loss)	.72	(.67)	1.61	2.73	(4.72)	1.87
Total from investment operations	.83	(.40)	1.83	2.98	(4.38)	2.29
Distributions from net investment income	-	(.28)	(.23)	(.28)	(.36)	(.98)
Distributions from net realized gain	-	(.07)	(.07)	(.02)	(1.51)	(.45)
Total distributions	-	(.35)	(.30)	(.30)	(1.87)	(1.43)
Net asset value, end of period	$ 14.57	$ 13.74	$ 14.49	$ 12.96	$ 10.28	$ 16.53
Total Return B,C,D	6.04%	(2.72)%	14.16%	29.01%	(28.79)%	15.38%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.71%	.72%	.77%	.73%	.75%
Expenses net of fee waivers, if any	.71% A	.71%	.71%	.77%	.73%	.75%
Expenses net of all reductions	.71% A	.70%	.70%	.76%	.72%	.74%
Net investment income (loss)	1.53% A	1.82%	1.63%	2.21%	2.53%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,702	$ 103,290	$ 98,171	$ 67,641	$ 51,264	$ 46,555
Portfolio turnover rate G	51% A	56%	54%	95%	90%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.04%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements	.14%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	n/a	.00%**
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.00%**
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than 0.01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than 0.01% to 0.14%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 142,874,794
Gross unrealized depreciation	(66,696,986)
Net unrealized appreciation (depreciation) on securities and other investments	$ 76,177,808

Tax cost	$ 1,204,930,081

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,728,760)
2017	(33,321,541)
Total capital loss carryforward	$ (46,050,301)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $480,396 and a change in net unrealized appreciation (depreciation) of $380,790 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $308,646,830 and $360,248,135, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 4,269
Service Class 2	41,036
$ 45,305

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 409,142
Service Class	3,746
Service Class 2	13,799
Investor Class	87,294
$ 513,981

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,471 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,944 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $130,037, including $239 from securities loaned to FCM.

10. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $3,279.

Many of the brokers with whom FMR places trades on behalf of the Fund, and certain Central Funds, provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $40,653 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 23,022,892
Service Class	-	160,851
Service Class 2	-	593,309
Investor Class	-	2,065,795
Total	$ -	$ 25,842,847
From net realized gain
Initial Class	$ -	$ 5,619,969
Service Class	-	41,281
Service Class 2	-	168,200
Investor Class	-	519,570
Total	$ -	$ 6,349,020

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,115,269	2,032,042	$ 16,288,860	$ 29,814,044
Reinvestment of distributions	-	2,095,692	-	28,642,861
Shares redeemed	(5,143,180)	(11,767,286)	(75,345,840)	(172,535,615)
Net increase (decrease)	(4,027,911)	(7,639,552)	$ (59,056,980)	$ (114,078,710)
Service Class
Shares sold	64,527	66,601	$ 944,718	$ 965,850
Reinvestment of distributions	-	14,888	-	202,132
Shares redeemed	(78,004)	(90,853)	(1,127,829)	(1,318,556)
Net increase (decrease)	(13,477)	(9,364)	$ (183,111)	$ (150,574)
Service Class 2
Shares sold	111,750	285,148	$ 1,612,115	$ 4,083,615
Reinvestment of distributions	-	56,660	-	761,509
Shares redeemed	(313,430)	(683,186)	(4,513,345)	(9,913,610)
Net increase (decrease)	(201,680)	(341,378)	$ (2,901,230)	$ (5,068,486)
Investor Class
Shares sold	666,994	1,843,689	$ 9,712,708	$ 27,115,486
Reinvestment of distributions	-	189,888	-	2,585,365
Shares redeemed	(447,326)	(1,295,411)	(6,510,041)	(18,853,534)
Net increase (decrease)	219,668	738,166	$ 3,202,667	$ 10,847,317

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0812
1.705701.114

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.73%
Actual		$ 1,000.00	$ 1,071.20	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67
Service Class	.83%
Actual		$ 1,000.00	$ 1,070.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.17
Service Class 2	1.04%
Actual		$ 1,000.00	$ 1,069.60	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.22
Investor Class	.81%
Actual		$ 1,000.00	$ 1,070.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Fund's, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.1
United Continental Holdings, Inc.	1.4	1.2
Pioneer Natural Resources Co.	1.0	0.8
Delta Air Lines, Inc.	1.0	0.8
UnitedHealth Group, Inc.	0.9	0.7
QUALCOMM, Inc.	0.8	0.1
PulteGroup, Inc.	0.8	0.5
TJX Companies, Inc.	0.7	0.6
Vertex Pharmaceuticals, Inc.	0.7	0.4
Macy's, Inc.	0.7	0.7
	12.0
Market Sectors as of June 30, 2012
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	15.2	14.5
Information Technology	12.3	10.6
Health Care	8.2	6.4
Industrials	6.8	6.5
Financials	6.6	5.9
Energy	6.3	10.4
Consumer Staples	3.6	3.7
Materials	3.4	3.7
Telecommunication Services	1.2	1.4
Utilities	0.6	0.8
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stock Class and Equity Futures*** 65.6%		Stock Class**** 65.2%
	Bond Class 29.2%		Bond Class 28.3%
	Short-Term Class 5.2%		Short-Term Class 6.5%
* Foreign investments	21.1%	** Foreign investments	24.1%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

**** Includes investment in Fidelity Commodity Strategy Central Fund of 1.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.7%
BorgWarner, Inc. (a)	2,000	$ 131,180
Delphi Automotive PLC	10,300	262,650
TRW Automotive Holdings Corp. (a)	21,200	779,312
		1,173,142
Automobiles - 0.3%
Harley-Davidson, Inc.	10,900	498,457
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc.	8,800	130,064
Las Vegas Sands Corp.	7,000	304,430
Panera Bread Co. Class A (a)	3,300	460,152
Yum! Brands, Inc.	7,300	470,266
		1,364,912
Household Durables - 2.1%
D.R. Horton, Inc.	46,000	845,480
KB Home (d)	35,500	347,900
PulteGroup, Inc. (a)	114,400	1,224,080
Toll Brothers, Inc. (a)	33,400	992,982
		3,410,442
Internet & Catalog Retail - 0.8%
Expedia, Inc.	16,400	788,348
Priceline.com, Inc. (a)	800	531,616
		1,319,964
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	6,000	428,880
Media - 1.0%
CBS Corp. Class B	20,900	685,102
The Walt Disney Co.	18,900	916,650
		1,601,752
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	10,800	581,040
Macy's, Inc.	32,200	1,106,070
		1,687,110
Specialty Retail - 3.5%
Dick's Sporting Goods, Inc.	5,500	264,000
Home Depot, Inc.	19,800	1,049,202
Limited Brands, Inc.	23,800	1,012,214
Lowe's Companies, Inc.	25,300	719,532
O'Reilly Automotive, Inc. (a)	4,200	351,834
PetSmart, Inc.	11,300	770,434
Pier 1 Imports, Inc.	10,400	170,872
TJX Companies, Inc.	27,500	1,180,575
		5,518,663
Textiles, Apparel & Luxury Goods - 3.1%
Arezzo Industria e Comercio SA	14,800	220,324
Burberry Group PLC	11,200	232,417
Coach, Inc.	9,100	532,168
Crocs, Inc. (a)	13,500	218,025
Michael Kors Holdings Ltd.	21,059	881,109

	Shares	Value
NIKE, Inc. Class B	6,900	$ 605,682
Prada SpA	45,900	309,728
PVH Corp.	5,100	396,729
Ralph Lauren Corp.	3,600	504,216
Under Armour, Inc. Class A (sub. vtg.) (a)	3,000	283,440
Vera Bradley, Inc. (a)(d)	14,000	295,120
VF Corp.	3,700	493,765
		4,972,723
TOTAL CONSUMER DISCRETIONARY		21,976,045
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Monster Beverage Corp. (a)	10,300	733,360
Food & Staples Retailing - 0.1%
Drogasil SA	16,035	161,667
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	23,000	500,940
Orion Corp.	218	181,228
		682,168
Personal Products - 0.5%
Hengan International Group Co. Ltd.	51,500	501,670
Nu Skin Enterprises, Inc. Class A	8,100	379,890
		881,560
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	3,500	357,420
Souza Cruz SA	17,000	249,520
		606,940
TOTAL CONSUMER STAPLES		3,065,695
ENERGY - 4.9%
Energy Equipment & Services - 0.6%
Cameron International Corp. (a)	8,800	375,848
Ensco PLC Class A	1,800	84,546
McDermott International, Inc. (a)	26,100	290,754
Noble Corp.	4,700	152,891
		904,039
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	10,800	714,960
Concho Resources, Inc. (a)	11,900	1,012,928
Continental Resources, Inc. (a)(d)	16,400	1,092,568
EOG Resources, Inc.	3,400	306,374
Genel Energy PLC	12,600	120,769
Hess Corp.	2,700	117,315
Kosmos Energy Ltd. (a)	11,100	122,655
Oasis Petroleum, Inc. (a)	13,100	316,758
Occidental Petroleum Corp.	8,400	720,468
Pioneer Natural Resources Co.	17,700	1,561,317
SM Energy Co.	4,400	216,084
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	2,800	$ 115,136
Williams Companies, Inc.	15,900	458,238
		6,875,570
TOTAL ENERGY		7,779,609
FINANCIALS - 3.4%
Capital Markets - 1.1%
Apollo Global Management LLC Class A	56,100	695,640
Morgan Stanley	75,300	1,098,627
		1,794,267
Diversified Financial Services - 1.6%
Bank of America Corp.	61,800	505,524
Citigroup, Inc.	38,000	1,041,580
JPMorgan Chase & Co.	23,100	825,363
Moody's Corp.	6,300	230,265
		2,602,732
Real Estate Investment Trusts - 0.5%
American Tower Corp.	10,900	762,019
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	9,000	147,240
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc. (d)	5,500	118,360
TOTAL FINANCIALS		5,424,618
HEALTH CARE - 7.1%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	7,300	724,890
ARIAD Pharmaceuticals, Inc. (a)	9,300	160,053
Biogen Idec, Inc. (a)	7,000	1,010,660
Clovis Oncology, Inc.	3,600	78,048
Gilead Sciences, Inc. (a)	10,100	517,928
InterMune, Inc. (a)	7,000	83,650
Medivation, Inc. (a)	4,800	438,720
Progenics Pharmaceuticals, Inc. (a)	4,100	40,098
Synageva BioPharma Corp. (a)	2,600	105,456
Vertex Pharmaceuticals, Inc. (a)	20,400	1,140,768
		4,300,271
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (a)	9,600	535,968
Health Net, Inc. (a)	6,000	145,620
HMS Holdings Corp. (a)	11,200	373,072
Humana, Inc.	13,300	1,029,952
UnitedHealth Group, Inc.	24,700	1,444,950
		3,529,562
Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	4,300	427,044
Pharmaceuticals - 1.9%
Allergan, Inc.	3,400	314,738

	Shares	Value
Elan Corp. PLC sponsored ADR (a)	48,800	$ 711,992
Perrigo Co.	4,700	554,271
Shire PLC sponsored ADR	4,900	423,311
Valeant Pharmaceuticals International, Inc. (Canada) (a)	16,306	731,456
ViroPharma, Inc. (a)	11,700	277,290
		3,013,058
TOTAL HEALTH CARE		11,269,935
INDUSTRIALS - 5.1%
Airlines - 3.2%
Copa Holdings SA Class A	4,800	395,904
Delta Air Lines, Inc. (a)	138,400	1,515,480
United Continental Holdings, Inc. (a)	90,485	2,201,500
US Airways Group, Inc. (a)(d)	76,400	1,018,412
		5,131,296
Building Products - 0.2%
Owens Corning (a)	12,200	348,188
Commercial Services & Supplies - 0.2%
Aggreko PLC	9,900	321,261
Swisher Hygiene, Inc. (a)	24,821	56,517
		377,778
Construction & Engineering - 0.3%
Fluor Corp.	2,400	118,416
MasTec, Inc. (a)	8,200	123,328
Quanta Services, Inc. (a)	8,000	192,560
		434,304
Electrical Equipment - 0.1%
Hubbell, Inc. Class B	2,200	171,468
Machinery - 0.3%
Chart Industries, Inc. (a)	3,500	240,660
Kennametal, Inc.	6,900	228,735
		469,395
Marine - 0.0%
DryShips, Inc. (a)	13,300	29,127
Professional Services - 0.5%
Qualicorp SA	32,000	279,771
Robert Half International, Inc.	16,600	474,262
		754,033
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A (a)	9,600	186,144
Mills Estruturas e Servicos de Engenharia SA	15,400	211,621
		397,765
TOTAL INDUSTRIALS		8,113,354
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.9%
Acme Packet, Inc. (a)	7,700	143,605
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	22,600	$ 1,258,368
Riverbed Technology, Inc. (a)	3,600	58,140
		1,460,113
Computers & Peripherals - 4.5%
3D Systems Corp. (a)(d)	5,700	194,598
Apple, Inc. (a)	10,900	6,365,597
EMC Corp. (a)	12,600	322,938
Lenovo Group Ltd.	202,000	172,373
		7,055,506
Internet Software & Services - 1.8%
Bankrate, Inc.	14,900	274,011
Cornerstone OnDemand, Inc. (a)	11,400	271,434
eBay, Inc. (a)	4,800	201,648
Facebook, Inc.:
Class A	4,400	136,928
Class B (a)(g)	1,580	44,253
IAC/InterActiveCorp	8,200	373,920
Liquidity Services, Inc. (a)	9,800	501,662
Rackspace Hosting, Inc. (a)	9,700	426,218
VeriSign, Inc. (a)	15,900	692,763
		2,922,837
IT Services - 0.5%
Teradata Corp. (a)	5,000	360,050
Visa, Inc. Class A	3,400	420,342
		780,392
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	13,700	704,454
Freescale Semiconductor Holdings I Ltd. (a)	25,700	263,425
Intel Corp.	41,400	1,103,310
NXP Semiconductors NV (a)	37,600	874,200
Skyworks Solutions, Inc. (a)	4,400	120,428
		3,065,817
Software - 1.8%
Citrix Systems, Inc. (a)	9,700	814,218
CommVault Systems, Inc. (a)	5,400	267,678
Informatica Corp. (a)	12,800	542,208
Microsoft Corp.	9,500	290,605
RealPage, Inc. (a)	9,700	224,652
salesforce.com, Inc. (a)	2,800	387,128
Splunk, Inc.	300	8,430
VMware, Inc. Class A (a)	3,800	345,952
		2,880,871
TOTAL INFORMATION TECHNOLOGY		18,165,536

	Shares	Value
MATERIALS - 1.8%
Chemicals - 1.6%
CF Industries Holdings, Inc.	2,300	$ 445,602
Eastman Chemical Co.	10,300	518,811
FMC Corp.	7,400	395,752
Huntsman Corp.	15,000	194,100
LyondellBasell Industries NV Class A	7,500	302,025
PetroLogistics LP	7,700	82,852
Rockwood Holdings, Inc.	5,700	252,795
Westlake Chemical Corp.	7,000	365,820
		2,557,757
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	12,900	228,072
TOTAL MATERIALS		2,785,829
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	10,000	570,500
TOTAL COMMON STOCKS (Cost $68,263,715)		79,151,121
Fixed-Income Funds - 30.8%

Fidelity Emerging Markets Debt Central Fund (f)	83,482	864,035
Fidelity Floating Rate Central Fund (f)	38,403	3,897,535
Fidelity High Income Central Fund 1 (f)	41,118	4,071,948
Fidelity Inflation-Protected Bond Index Central Fund (f)	53,668	5,412,954
Fidelity VIP Investment Grade Central Fund (f)	316,280	34,616,815
TOTAL FIXED-INCOME FUNDS (Cost $46,010,226)		48,863,287
Equity Funds - 15.5%

Domestic Equity Funds - 0.5%
Fidelity Commodity Strategy Central Fund (f)	79,949	820,277
International Equity Funds - 15.0%
Fidelity Emerging Markets Equity Central Fund (f)	18,922	3,478,894
Fidelity International Equity Central Fund (f)	331,841	20,335,227
TOTAL INTERNATIONAL EQUITY FUNDS		23,814,121
TOTAL EQUITY FUNDS (Cost $32,792,096)		24,634,398
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/2/12 to 8/23/12 (e) (Cost $149,989)	$ 150,000	$ 149,992
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	6,667,268	6,667,268
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,008,500	2,008,500
TOTAL MONEY MARKET FUNDS (Cost $8,675,768)		8,675,768
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $155,891,794)	161,474,566
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(2,722,319)
NET ASSETS - 100%	$ 158,752,247
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	$ 236,175	$ 11,508
The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,992.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,253 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 39,574
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,593
Fidelity Emerging Markets Debt Central Fund	30,118
Fidelity Emerging Markets Equity Central Fund	51,998
Fidelity Floating Rate Central Fund	104,105
Fidelity High Income Central Fund 1	156,969
Fidelity International Equity Central Fund	484,971
Fidelity Securities Lending Cash Central Fund	28,215
Fidelity VIP Investment Grade Central Fund	492,111
Total	$ 1,352,080
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,751,623	$ -	$ 1,913,116	$ 820,277	0.1%
Fidelity Emerging Markets Debt Central Fund	946,655	30,309	149,721	864,035	0.8%
Fidelity Emerging Markets Equity Central Fund	4,119,625	524,851	1,471,780	3,478,894	1.7%
Fidelity Floating Rate Central Fund	4,094,560	807,918	1,127,570	3,897,535	0.3%
Fidelity High Income Central Fund 1	4,627,374	156,969	881,864	4,071,948	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	5,566,293	199,762	5,412,954	0.9%
Fidelity International Equity Central Fund	23,390,361	484,971	4,265,347	20,335,227	1.5%
Fidelity VIP Investment Grade Central Fund	33,169,163	3,374,840	2,504,137	34,616,815	0.8%
Total	$ 73,099,361	$ 10,946,151	$ 12,513,297	$ 73,497,685
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,976,045	$ 21,666,317	$ 309,728	$ -
Consumer Staples	3,065,695	2,382,797	682,898	-
Energy	7,779,609	7,779,609	-	-
Financials	5,424,618	5,424,618	-	-
Health Care	11,269,935	11,269,935	-	-
Industrials	8,113,354	8,056,837	56,517	-
Information Technology	18,165,536	17,948,910	216,626	-
Materials	2,785,829	2,785,829	-	-
Telecommunication Services	570,500	570,500	-	-
U.S. Government and Government Agency Obligations	149,992	-	149,992	-
Fixed-Income Funds	48,863,287	48,863,287	-	-
Money Market Funds	8,675,768	8,675,768	-	-
Equity Funds	24,634,398	24,634,398	-	-
Total Investments in Securities:	$ 161,474,566	$ 160,058,805	$ 1,415,761	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,508	$ 11,508	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,508	$ -
Total Value of Derivatives	$ 11,508	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	20.4%
AAA,AA,A	2.9%
BBB	3.6%
BB	1.8%
B	2.6%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.6%
Equities*	64.7%
Short-Term Investments and Net Other Assets	2.9%
100.0%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.8%
United Kingdom	3.5%
Japan	2.4%
Canada	1.6%
Netherlands	1.5%
Brazil	1.2%
France	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,036,453) - See accompanying schedule: Unaffiliated issuers (cost $68,413,704)	$ 79,301,113
Fidelity Central Funds (cost $87,478,090)	82,173,453
Total Investments (cost $155,891,794)		$ 161,474,566
Cash		39,406
Receivable for investments sold		281,254
Receivable for fund shares sold		2,399
Dividends receivable		113,785
Distributions receivable from Fidelity Central Funds		123,484
Receivable for daily variation margin on futures contracts		33,580
Other receivables		3,300
Total assets		162,071,774

Liabilities
Payable for investments purchased	$ 1,062,753
Payable for fund shares redeemed	129,103
Accrued management fee	72,556
Distribution and service plan fees payable	1,025
Other affiliated payables	20,799
Other payables and accrued expenses	24,791
Collateral on securities loaned, at value	2,008,500
Total liabilities		3,319,527

Net Assets		$ 158,752,247
Net Assets consist of:
Paid in capital		$ 177,869,984
Undistributed net investment income		1,059,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,770,950)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,594,178
Net Assets		$ 158,752,247

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($114,099,297 ÷ 7,979,411 shares)	$ 14.30

Service Class: Net Asset Value, offering price and redemption price per share ($3,308,532 ÷ 232,978 shares)	$ 14.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,683,262 ÷ 260,752 shares)	$ 14.13

Investor Class: Net Asset Value, offering price and redemption price per share ($37,661,156 ÷ 2,645,056 shares)	$ 14.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 328,087
Interest		26
Income from Fidelity Central Funds		1,352,080
Total income		1,680,193

Expenses
Management fee	$ 459,498
Transfer agent fees	79,580
Distribution and service plan fees	6,937
Accounting and security lending fees	40,826
Custodian fees and expenses	12,013
Independent trustees' compensation	303
Registration fees	18
Audit	24,241
Legal	702
Miscellaneous	812
Total expenses before reductions	624,930
Expense reductions	(7,660)	617,270
Net investment income (loss)		1,062,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,154,429
Fidelity Central Funds	282,560
Foreign currency transactions	(1,427)
Futures contracts	(7,619)
Capital gain distributions from Fidelity Central Funds	79,440
Total net realized gain (loss)		3,507,383
Change in net unrealized appreciation (depreciation) on: Investment securities	6,913,167
Assets and liabilities in foreign currencies	142
Futures contracts	11,508
Total change in net unrealized appreciation (depreciation)		6,924,817
Net gain (loss)		10,432,200
Net increase (decrease) in net assets resulting from operations		$ 11,495,123

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,062,923	$ 2,586,176
Net realized gain (loss)	3,507,383	11,988,321
Change in net unrealized appreciation (depreciation)	6,924,817	(25,496,503)
Net increase (decrease) in net assets resulting from operations	11,495,123	(10,922,006)
Distributions to shareholders from net investment income	-	(2,772,096)
Distributions to shareholders from net realized gain	-	(339,717)
Total distributions	-	(3,111,813)
Share transactions - net increase (decrease)	(11,790,897)	(8,641,746)
Total increase (decrease) in net assets	(295,774)	(22,675,565)

Net Assets
Beginning of period	159,048,021	181,723,586
End of period (including undistributed net investment income of $1,059,035 and distributions in excess of net investment income of $3,888, respectively)	$ 158,752,247	$ 159,048,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 14.52	$ 12.66	$ 9.68	$ 15.51	$ 13.60
Income from Investment Operations
Net investment income (loss) E	.10	.22	.16	.17	.26	.29
Net realized and unrealized gain (loss)	.85	(1.12)	1.91	3.01	(5.82)	2.24
Total from investment operations	.95	(.90)	2.07	3.18	(5.56)	2.53
Distributions from net investment income	-	(.24)	(.16)	(.18)	(.26)	(.62)
Distributions from net realized gain	-	(.03)	(.05)	(.02)	(.01)	-
Total distributions	-	(.27)	(.21)	(.20)	(.27)	(.62)
Net asset value, end of period	$ 14.30	$ 13.35	$ 14.52	$ 12.66	$ 9.68	$ 15.51
Total Return B, C, D	7.12%	(6.17)%	16.34%	32.91%	(35.81)%	18.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.73% A	.73%	.74%	.78%	.74%	.74%
Expenses net of fee waivers, if any	.73% A	.72%	.73%	.78%	.74%	.74%
Expenses net of all reductions	.72% A	.71%	.72%	.77%	.73%	.73%
Net investment income (loss)	1.32% A	1.49%	1.20%	1.57%	1.90%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,099	$ 113,899	$ 138,051	$ 136,479	$ 118,672	$ 211,867
Portfolio turnover rate G	65% A	71%	68%	126%	110%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 14.42	$ 12.58	$ 9.62	$ 15.41	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.09	.20	.14	.16	.24	.27
Net realized and unrealized gain (loss)	.85	(1.11)	1.89	2.99	(5.77)	2.22
Total from investment operations	.94	(.91)	2.03	3.15	(5.53)	2.49
Distributions from net investment income	-	(.22)	(.15)	(.17)	(.25)	(.59)
Distributions from net realized gain	-	(.03)	(.05)	(.02)	(.01)	-
Total distributions	-	(.25)	(.19) I	(.19)	(.26)	(.59)
Net asset value, end of period	$ 14.20	$ 13.26	$ 14.42	$ 12.58	$ 9.62	$ 15.41
Total Return B, C, D	7.09%	(6.26)%	16.18%	32.79%	(35.88)%	18.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.83%	.84%	.88%	.84%	.84%
Expenses net of fee waivers, if any	.83% A	.82%	.84%	.88%	.84%	.84%
Expenses net of all reductions	.82% A	.81%	.82%	.87%	.83%	.83%
Net investment income (loss)	1.22% A	1.39%	1.09%	1.47%	1.80%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,309	$ 5,654	$ 3,999	$ 3,838	$ 2,911	$ 5,113
Portfolio turnover rate G	65% A	71%	68%	126%	110%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 14.36	$ 12.51	$ 9.57	$ 15.34	$ 13.42
Income from Investment Operations
Net investment income (loss) E	.07	.17	.12	.14	.22	.25
Net realized and unrealized gain (loss)	.85	(1.09)	1.88	2.97	(5.75)	2.21
Total from investment operations	.92	(.92)	2.00	3.11	(5.53)	2.46
Distributions from net investment income	-	(.20)	(.11)	(.15)	(.23)	(.54)
Distributions from net realized gain	-	(.03)	(.05)	(.02)	(.01)	-
Total distributions	-	(.23)	(.15) I	(.17)	(.24)	(.54)
Net asset value, end of period	$ 14.13	$ 13.21	$ 14.36	$ 12.51	$ 9.57	$ 15.34
Total Return B, C, D	6.96%	(6.39)%	16.02%	32.55%	(36.05)%	18.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.01%	1.02%	1.06%	1.01%	1.02%
Expenses net of fee waivers, if any	1.04% A	1.01%	1.02%	1.06%	1.01%	1.02%
Expenses net of all reductions	1.04% A	1.00%	1.00%	1.05%	1.01%	1.01%
Net investment income (loss)	1.00% A	1.20%	.91%	1.29%	1.62%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,683	$ 3,260	$ 6,046	$ 8,139	$ 6,545	$ 8,622
Portfolio turnover rate G	65% A	71%	68%	126%	110%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 14.46	$ 12.61	$ 9.65	$ 15.46	$ 13.56
Income from Investment Operations
Net investment income (loss) E	.09	.20	.15	.16	.24	.27
Net realized and unrealized gain (loss)	.85	(1.10)	1.90	2.99	(5.78)	2.23
Total from investment operations	.94	(.90)	2.05	3.15	(5.54)	2.50
Distributions from net investment income	-	(.23)	(.15)	(.17)	(.26)	(.60)
Distributions from net realized gain	-	(.03)	(.05)	(.02)	(.01)	-
Total distributions	-	(.26)	(.20)	(.19)	(.27)	(.60)
Net asset value, end of period	$ 14.24	$ 13.30	$ 14.46	$ 12.61	$ 9.65	$ 15.46
Total Return B, C, D	7.07%	(6.20)%	16.25%	32.68%	(35.85)%	18.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.83%	.89%	.83%	.86%
Expenses net of fee waivers, if any	.81% A	.81%	.82%	.89%	.83%	.86%
Expenses net of all reductions	.80% A	.80%	.81%	.87%	.83%	.86%
Net investment income (loss)	1.24% A	1.41%	1.11%	1.47%	1.81%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,661	$ 36,235	$ 33,627	$ 26,307	$ 20,137	$ 16,370
Portfolio turnover rate G	65% A	71%	68%	126%	110%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Restricted Securities	.04%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.14%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM) FIMM	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	n/a	.00%**
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.00%**
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .14%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,496,623
Gross unrealized depreciation	(14,693,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,802,926

Tax Cost	$ 155,671,640

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,878,795)
2017	(21,359,159)
Total with expiration	$ (34,237,954)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of ($7,619) and a change in net unrealized appreciation (depreciation) of $11,508 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $51,917,864 and $59,892,940, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 2,350
Service Class 2	4,587
$ 6,937

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 44,749
Service Class	1,759
Service Class 2	2,634
Investor Class	30,438
$ 79,580

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,191 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $248 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $28,215, including $17 from securities loaned to FCM.

10. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $442.

Many of the brokers with whom FMR places trades on behalf of the Fund, and certain Central Funds, provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,218 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 2,018,353
Service Class	-	50,378
Service Class 2	-	86,587
Investor Class	-	616,778
Total	$ -	$ 2,772,096
From net realized gain
Initial Class	$ -	$ 242,872
Service Class	-	6,522
Service Class 2	-	12,555
Investor Class	-	77,768
Total	$ -	$ 339,717

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	84,265	324,970	$ 1,220,156	$ 4,775,569
Reinvestment of distributions	-	171,956	-	2,261,225
Shares redeemed	(638,660)	(1,472,410)	(9,186,843)	(21,398,844)
Net increase (decrease)	(554,395)	(975,484)	$ (7,966,687)	$ (14,362,050)
Service Class
Shares sold	58,434	209,255	$ 849,855	$ 2,776,259
Reinvestment of distributions	-	4,353	-	56,900
Shares redeemed	(251,781)	(64,541)	(3,701,926)	(925,999)
Net increase (decrease)	(193,347)	149,067	$ (2,852,071)	$ 1,907,160
Service Class 2
Shares sold	37,284	149,932	$ 525,224	$ 2,168,633
Reinvestment of distributions	-	7,620	-	99,142
Shares redeemed	(23,429)	(331,565)	(331,932)	(4,516,196)
Net increase (decrease)	13,855	(174,013)	$ 193,292	$ (2,248,421)
Investor Class
Shares sold	205,991	881,525	$ 2,952,418	$ 12,860,103
Reinvestment of distributions	-	53,019	-	694,546
Shares redeemed	(286,260)	(534,217)	(4,117,849)	(7,493,084)
Net increase (decrease)	(80,269)	400,327	$ (1,165,431)	$ 6,061,565

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 78% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0812
1.705700.114

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,033.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,032.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,031.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,048.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,048.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,047.70	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,057.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,057.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,057.20	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,060.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,059.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,058.90	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,066.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,064.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,064.00	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,072.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,071.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,070.90	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,075.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,074.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,073.20	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,078.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,078.90	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,078.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,079.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,079.90	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,078.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,080.50	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,079.80	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,082.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,082.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,082.00	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.6	2.3
VIP Equity-Income Portfolio Initial Class	2.7	2.8
VIP Growth & Income Portfolio Initial Class	3.1	2.8
VIP Growth Portfolio Initial Class	2.6	2.7
VIP Mid Cap Portfolio Initial Class	0.8	1.0
VIP Value Portfolio Initial Class	2.0	2.4
VIP Value Strategies Portfolio Initial Class	1.0	1.0
	14.8	15.0
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	4.2	4.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.3	1.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.9	35.3
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.7	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	14.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.9%
Short-Term Funds	39.7%

Six months ago
Domestic Equity Funds	15.0%
Developed International Equity Funds	4.1%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.3%
Short-Term Funds	39.5%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Domestic Equity Funds - 14.8%
VIP Contrafund Portfolio Initial Class	22,523	$ 567,361
VIP Equity-Income Portfolio Initial Class	30,796	608,836
VIP Growth & Income Portfolio Initial Class	49,531	684,520
VIP Growth Portfolio Initial Class	14,139	576,870
VIP Mid Cap Portfolio Initial Class	5,441	169,116
VIP Value Portfolio Initial Class	39,149	452,560
VIP Value Strategies Portfolio Initial Class	22,154	218,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,411,964)		3,277,479
International Equity Funds - 5.5%

Developed International Equity Funds - 4.2%
VIP Overseas Portfolio Initial Class	64,528	938,231
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Initial Class	35,122	276,760
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,218,799)		1,214,991
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	193,224	$ 1,114,902
Investment Grade Bond Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	579,729	7,716,197
TOTAL BOND FUNDS (Cost $8,408,178)		8,831,099
Short-Term Funds - 39.7%

VIP Money Market Portfolio Initial Class (Cost $8,769,483)	8,769,483	8,769,483
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,808,424)		22,093,052
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,602)
NET ASSETS - 100%		$ 22,091,450
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $21,808,424) - See accompanying schedule		$ 22,093,052
Receivable for investments sold		2,292
Receivable for fund shares sold		39,027
Total assets		22,134,371

Liabilities
Payable to custodian bank	$ 317
Payable for investments purchased	38,638
Payable for fund shares redeemed	2,333
Distribution and service plan fees payable	1,633
Total liabilities		42,921

Net Assets		$ 22,091,450
Net Assets consist of:
Paid in capital		$ 21,834,213
Accumulated net investment loss		(1,958)
Accumulated undistributed net realized gain (loss) on investments		(25,433)
Net unrealized appreciation (depreciation) on investments		284,628
Net Assets		$ 22,091,450
Initial Class: Net Asset Value, offering price and redemption price per share ($12,733,356 ÷ 1,213,812 shares)		$ 10.49

Service Class: Net Asset Value, offering price and redemption price per share ($2,244,401 ÷ 213,896 shares)		$ 10.49

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,113,693 ÷ 681,182 shares)		$ 10.44

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,202

Expenses
Distribution and service plan fees	$ 9,697
Independent trustees' compensation	36
Total expenses before reductions	9,733
Expense reductions	(36)	9,697
Net investment income (loss)		(2,495)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,907
Capital gain distributions from underlying funds	63,875
Total net realized gain (loss)		91,782
Change in net unrealized appreciation (depreciation) on underlying funds		590,349
Net gain (loss)		682,131
Net increase (decrease) in net assets resulting from operations		$ 679,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,495)	$ 358,148
Net realized gain (loss)	91,782	184,228
Change in net unrealized appreciation (depreciation)	590,349	(299,503)
Net increase (decrease) in net assets resulting from operations	679,636	242,873
Distributions to shareholders from net investment income	-	(357,612)
Distributions to shareholders from net realized gain	(121,738)	(78,451)
Total distributions	(121,738)	(436,063)
Share transactions - net increase (decrease)	359,946	2,716,306
Total increase (decrease) in net assets	917,844	2,523,116

Net Assets
Beginning of period	21,173,606	18,650,490
End of period (including accumulated net investment loss of $1,958 and undistributed net investment income of $537, respectively)	$ 22,091,450	$ 21,173,606

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.27	$ 10.00	$ 9.14	$ 10.80	$ 10.71
Income from Investment Operations
Net investment income (loss) E	- I	.19	.19	.39	.36	.43
Net realized and unrealized gain (loss)	.34	(.02)	.56	.96	(1.48)	.22
Total from investment operations	.34	.17	.75	1.35	(1.12)	.65
Distributions from net investment income	-	(.19)	(.20)	(.35)	(.37)	(.44)
Distributions from net realized gain	(.06)	(.04)	(.28)	(.15)	(.17)	(.12)
Total distributions	(.06)	(.23)	(.48)	(.49) J	(.54)	(.56)
Net asset value, end of period	$ 10.49	$ 10.21	$ 10.27	$ 10.00	$ 9.14	$ 10.80
Total Return B, C, D	3.37%	1.63%	7.49%	14.95%	(10.45)%	6.10%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.07% A	1.85%	1.88%	4.00%	3.50%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,733	$ 10,938	$ 11,165	$ 12,679	$ 8,976	$ 10,035
Portfolio turnover rate	50% A	49%	41%	32%	55%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. IAmount represents less than $.01 per share. JTotal distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 10.28	$ 10.00	$ 9.14	$ 10.81	$ 10.71
Income from Investment Operations
Net investment income (loss) E	- H	.18	.18	.37	.35	.42
Net realized and unrealized gain (loss)	.33	(.02)	.56	.97	(1.50)	.23
Total from investment operations	.33	.16	.74	1.34	(1.15)	.65
Distributions from net investment income	-	(.18)	(.19)	(.33)	(.35)	(.43)
Distributions from net realized gain	(.06)	(.04)	(.28)	(.15)	(.17)	(.12)
Total distributions	(.06)	(.22)	(.46) J	(.48) I	(.52)	(.55)
Net asset value, end of period	$ 10.49	$ 10.22	$ 10.28	$ 10.00	$ 9.14	$ 10.81
Total Return B, C, D	3.26%	1.56%	7.46%	14.81%	(10.65)%	6.10%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.03)% A	1.75%	1.78%	3.90%	3.40%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,244	$ 2,505	$ 172	$ 163	$ 258	$ 414
Portfolio turnover rate	50% A	49%	41%	32%	55%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share. JTotal distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.24	$ 9.97	$ 9.12	$ 10.78	$ 10.69
Income from Investment Operations
Net investment income (loss) E	(.01)	.17	.17	.36	.33	.40
Net realized and unrealized gain (loss)	.33	(.03)	.55	.96	(1.48)	.23
Total from investment operations	.32	.14	.72	1.32	(1.15)	.63
Distributions from net investment income	-	(.16)	(.18)	(.33)	(.34)	(.42)
Distributions from net realized gain	(.06)	(.04)	(.28)	(.15)	(.17)	(.12)
Total distributions	(.06)	(.20)	(.45) I	(.47) H	(.51)	(.54)
Net asset value, end of period	$ 10.44	$ 10.18	$ 10.24	$ 9.97	$ 9.12	$ 10.78
Total Return B, C, D	3.18%	1.39%	7.25%	14.64%	(10.70)%	5.92%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.18)% A	1.60%	1.63%	3.76%	3.25%	3.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,114	$ 7,731	$ 7,313	$ 6,753	$ 4,836	$ 3,589
Portfolio turnover rate	50% A	49%	41%	32%	55%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share. ITotal distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	4.8	4.6
VIP Equity-Income Portfolio Initial Class	5.1	5.6
VIP Growth & Income Portfolio Initial Class	5.7	5.6
VIP Growth Portfolio Initial Class	4.9	5.4
VIP Mid Cap Portfolio Initial Class	1.4	1.8
VIP Value Portfolio Initial Class	3.8	4.8
VIP Value Strategies Portfolio Initial Class	1.8	2.0
	27.5	29.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	7.8	7.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.3	2.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	29.6	30.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	27.8	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	27.5%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.6%
Short-Term Funds	27.8%

Six months ago
Domestic Equity Funds	29.8%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Investment Grade Bond Funds	30.5%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	25.9%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.5%
Short-Term Funds	30.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 27.5%
VIP Contrafund Portfolio Initial Class	11,195	$ 282,003
VIP Equity-Income Portfolio Initial Class	15,306	302,598
VIP Growth & Income Portfolio Initial Class	24,592	339,864
VIP Growth Portfolio Initial Class	7,044	287,414
VIP Mid Cap Portfolio Initial Class	2,738	85,108
VIP Value Portfolio Initial Class	19,548	225,975
VIP Value Strategies Portfolio Initial Class	11,000	108,354
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,738,906)		1,631,316
International Equity Funds - 10.1%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Initial Class	31,667	460,440
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Initial Class	17,191	135,468
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $755,103)		595,908
Bond Funds - 34.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	51,584	$ 297,639
Investment Grade Bond Funds - 29.6%
VIP Investment Grade Bond Portfolio Initial Class	131,321	1,747,881
TOTAL BOND FUNDS (Cost $1,960,231)		2,045,520
Short-Term Funds - 27.8%

VIP Money Market Portfolio Initial Class (Cost $1,644,076)	1,644,076	1,644,076
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,098,316)		5,916,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39)
NET ASSETS - 100%		$ 5,916,781
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $6,098,316) - See accompanying schedule		$ 5,916,820
Receivable for investments sold		131
Total assets		5,916,951

Liabilities
Payable for fund shares redeemed	$ 120
Distribution and service plan fees payable	50
Total liabilities		170

Net Assets		$ 5,916,781
Net Assets consist of:
Paid in capital		$ 6,318,930
Undistributed net investment income		1,079
Accumulated undistributed net realized gain (loss) on investments		(221,732)
Net unrealized appreciation (depreciation) on investments		(181,496)
Net Assets		$ 5,916,781
Initial Class: Net Asset Value, offering price and redemption price per share ($5,605,568 ÷ 542,131 shares)		$ 10.34

Service Class: Net Asset Value, offering price and redemption price per share ($126,111 ÷ 12,194 shares)		$ 10.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($185,102 ÷ 17,934 shares)		$ 10.32

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,357

Expenses
Distribution and service plan fees	$ 278
Independent trustees' compensation	10
Total expenses before reductions	288
Expense reductions	(10)	278
Net investment income (loss)		1,079
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,592
Capital gain distributions from underlying funds	19,808
Total net realized gain (loss)		50,400
Change in net unrealized appreciation (depreciation) on underlying funds		212,843
Net gain (loss)		263,243
Net increase (decrease) in net assets resulting from operations		$ 264,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,079	$ 129,090
Net realized gain (loss)	50,400	(38,725)
Change in net unrealized appreciation (depreciation)	212,843	(73,018)
Net increase (decrease) in net assets resulting from operations	264,322	17,347
Distributions to shareholders from net investment income	-	(128,904)
Distributions to shareholders from net realized gain	-	(25,204)
Total distributions	-	(154,108)
Share transactions - net increase (decrease)	107,922	(386,788)
Total increase (decrease) in net assets	372,244	(523,549)

Net Assets
Beginning of period	5,544,537	6,068,086
End of period (including undistributed net investment income of $1,079 and undistributed net investment income of $0, respectively	$ 5,916,781	$ 5,544,537

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 10.07	$ 9.34	$ 8.14	$ 11.59	$ 11.41
Income from Investment Operations
Net investment income (loss) E	- I	.22	.18	.34	.34	.38
Net realized and unrealized gain (loss)	.48	(.20)	.87	1.48	(3.06)	.60
Total from investment operations	.48	.02	1.05	1.82	(2.72)	.98
Distributions from net investment income	-	(.19)	(.20)	(.35)	(.34)	(.34)
Distributions from net realized gain	-	(.04)	(.12)	(.26)	(.39)	(.47)
Total distributions	-	(.23)	(.32)	(.62) K	(.73)	(.80) J
Net asset value, end of period	$ 10.34	$ 9.86	$ 10.07	$ 9.34	$ 8.14	$ 11.59
Total Return B, C, D	4.87%	.18%	11.34%	23.02%	(23.83)%	8.65%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.05% A	2.17%	1.90%	3.95%	3.29%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,606	$ 5,224	$ 5,733	$ 6,833	$ 5,993	$ 9,203
Portfolio turnover rate	44% A	54%	42%	50%	51%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.80 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share. K Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Income from Investment Operations
Net investment income (loss) E	- H	.21	.17	.33	.33	.37
Net realized and unrealized gain (loss)	.48	(.21)	.87	1.48	(3.06)	.60
Total from investment operations	.48	- H	1.04	1.81	(2.73)	.97
Distributions from net investment income	-	(.18)	(.19)	(.34)	(.33)	(.32)
Distributions from net realized gain	-	(.04)	(.12)	(.26)	(.39)	(.47)
Total distributions	-	(.22)	(.31)	(.60) J	(.72)	(.79) I
Net asset value, end of period	$ 10.34	$ 9.86	$ 10.08	$ 9.35	$ 8.14	$ 11.59
Total Return B, C, D	4.87%	(.04)%	11.24%	23.00%	(23.95)%	8.55%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.05)% A	2.07%	1.80%	3.85%	3.19%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 95	$ 179	$ 172	$ 250	$ 449
Portfolio turnover rate	44% A	54%	42%	50%	51%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.79 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Income from Investment Operations
Net investment income (loss) E	(.01)	.19	.16	.32	.31	.35
Net realized and unrealized gain (loss)	.48	(.20)	.86	1.48	(3.06)	.60
Total from investment operations	.47	(.01)	1.02	1.80	(2.75)	.95
Distributions from net investment income	-	(.18)	(.18)	(.32)	(.31)	(.31)
Distributions from net realized gain	-	(.04)	(.12)	(.26)	(.39)	(.47)
Total distributions	-	(.22)	(.29) J	(.59) I	(.70)	(.77) H
Net asset value, end of period	$ 10.32	$ 9.85	$ 10.08	$ 9.35	$ 8.14	$ 11.59
Total Return B, C, D	4.77%	(.09)%	11.06%	22.78%	(24.12)%	8.40%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.21)% A	1.92%	1.65%	3.70%	3.04%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 226	$ 157	$ 183	$ 271	$ 456
Portfolio turnover rate	44% A	54%	42%	50%	51%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.77 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.2	5.7
VIP Equity-Income Portfolio Initial Class	6.7	6.9
VIP Growth & Income Portfolio Initial Class	7.5	6.9
VIP Growth Portfolio Initial Class	6.3	6.7
VIP Mid Cap Portfolio Initial Class	1.9	2.3
VIP Value Portfolio Initial Class	5.0	5.9
VIP Value Strategies Portfolio Initial Class	2.4	2.4
	36.0	36.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	10.2	9.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.0	2.5
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.2	34.8
Short-Term Funds
VIP Money Market Portfolio Initial Class	11.6	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.0%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	36.8%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.8%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	35.3%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.1%
Short-Term Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Domestic Equity Funds - 36.0%
VIP Contrafund Portfolio Initial Class	483,113	$ 12,169,605
VIP Equity-Income Portfolio Initial Class	660,671	13,061,468
VIP Growth & Income Portfolio Initial Class	1,059,056	14,636,160
VIP Growth Portfolio Initial Class	304,156	12,409,578
VIP Mid Cap Portfolio Initial Class	118,363	3,678,737
VIP Value Portfolio Initial Class	844,914	9,767,208
VIP Value Strategies Portfolio Initial Class	475,254	4,681,254
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,999,074)		70,404,010
International Equity Funds - 13.2%

Developed International Equity Funds - 10.2%
VIP Overseas Portfolio Initial Class	1,366,762	19,872,714
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	740,854	5,837,930
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,257,160)		25,710,644
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,700,404	$ 9,811,332
Investment Grade Bond Funds - 34.2%
VIP Investment Grade Bond Portfolio Initial Class	5,013,723	66,732,658
TOTAL BOND FUNDS (Cost $73,567,392)		76,543,990
Short-Term Funds - 11.6%

VIP Money Market Portfolio Initial Class (Cost $22,742,070)	22,742,070	22,742,070
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $197,565,696)		195,400,714
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,294)
NET ASSETS - 100%		$ 195,370,420
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $197,565,696) - See accompanying schedule		$ 195,400,714
Receivable for fund shares sold		56,345
Total assets		195,457,059

Liabilities
Payable to custodian bank	$ 411
Payable for investments purchased	40,907
Payable for fund shares redeemed	13,387
Distribution and service plan fees payable	31,934
Total liabilities		86,639

Net Assets		$ 195,370,420
Net Assets consist of:
Paid in capital		$ 197,712,961
Accumulated net investment loss		(166,176)
Accumulated undistributed net realized gain (loss) on investments		(11,383)
Net unrealized appreciation (depreciation) on investments		(2,164,982)
Net Assets		$ 195,370,420
Initial Class: Net Asset Value, offering price and redemption price per share ($24,654,749 ÷ 2,271,357 shares)		$ 10.85

Service Class: Net Asset Value, offering price and redemption price per share ($21,317,870 ÷ 1,966,655 shares)		$ 10.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($149,397,801 ÷ 13,843,540 shares)		$ 10.79

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,211

Expenses
Distribution and service plan fees	$ 191,644
Independent trustees' compensation	325
Total expenses before reductions	191,969
Expense reductions	(325)	191,644
Net investment income (loss)		(169,433)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	254,195
Capital gain distributions from underlying funds	761,052
Total net realized gain (loss)		1,015,247
Change in net unrealized appreciation (depreciation) on underlying funds		9,514,192
Net gain (loss)		10,529,439
Net increase (decrease) in net assets resulting from operations		$ 10,360,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (169,433)	$ 3,505,440
Net realized gain (loss)	1,015,247	1,725,564
Change in net unrealized appreciation (depreciation)	9,514,192	(6,181,305)
Net increase (decrease) in net assets resulting from operations	10,360,006	(950,301)
Distributions to shareholders from net investment income	-	(3,501,665)
Distributions to shareholders from net realized gain	(974,973)	(930,001)
Total distributions	(974,973)	(4,431,666)
Share transactions - net increase (decrease)	6,368,325	25,200,781
Total increase (decrease) in net assets	15,753,358	19,818,814

Net Assets
Beginning of period	179,617,062	159,798,248
End of period (including accumulated net investment loss of $166,176 and undistributed net investment income of $3,257, respectively)	$ 195,370,420	$ 179,617,062

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.61	$ 9.77	$ 8.23	$ 11.96	$ 11.59
Income from Investment Operations
Net investment income (loss) E	- I	.24	.24	.38	.35	.36
Net realized and unrealized gain (loss)	.60	(.26)	1.02	1.60	(3.32)	.64
Total from investment operations	.60	(.02)	1.26	1.98	(2.97)	1.00
Distributions from net investment income	-	(.23)	(.23)	(.37)	(.31)	(.30)
Distributions from net realized gain	(.06)	(.06)	(.19)	(.07)	(.45)	(.33)
Total distributions	(.06)	(.28) J	(.42)	(.44)	(.76)	(.63)
Net asset value, end of period	$ 10.85	$ 10.31	$ 10.61	$ 9.77	$ 8.23	$ 11.96
Total Return B, C, D	5.79%	(.19)%	12.95%	24.27%	(25.05)%	8.71%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.27%	2.38%	4.22%	3.27%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,655	$ 22,338	$ 22,573	$ 21,197	$ 24,962	$ 26,629
Portfolio turnover rate	24% A	17%	29%	28%	34%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.60	$ 9.77	$ 8.23	$ 11.95	$ 11.58
Income from Investment Operations
Net investment income (loss) E	- H	.23	.23	.37	.33	.35
Net realized and unrealized gain (loss)	.60	(.26)	1.01	1.60	(3.30)	.64
Total from investment operations	.60	(.03)	1.24	1.97	(2.97)	.99
Distributions from net investment income	-	(.22)	(.21)	(.36)	(.30)	(.29)
Distributions from net realized gain	(.06)	(.06)	(.19)	(.07)	(.45)	(.33)
Total distributions	(.06)	(.27) J	(.41) I	(.43)	(.75)	(.62)
Net asset value, end of period	$ 10.84	$ 10.30	$ 10.60	$ 9.77	$ 8.23	$ 11.95
Total Return B, C, D	5.79%	(.28)%	12.74%	24.15%	(25.08)%	8.65%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	2.17%	2.28%	4.12%	3.17%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,318	$ 20,927	$ 19,259	$ 19,238	$ 17,137	$ 19,295
Portfolio turnover rate	24% A	17%	29%	28%	34%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.56	$ 9.74	$ 8.21	$ 11.92	$ 11.56
Income from Investment Operations
Net investment income (loss) E	(.01)	.22	.22	.35	.32	.33
Net realized and unrealized gain (loss)	.60	(.26)	.99	1.60	(3.29)	.64
Total from investment operations	.59	(.04)	1.21	1.95	(2.97)	.97
Distributions from net investment income	-	(.20)	(.20)	(.35)	(.29)	(.28)
Distributions from net realized gain	(.06)	(.06)	(.19)	(.07)	(.45)	(.33)
Total distributions	(.06)	(.26)	(.39)	(.42)	(.74)	(.61)
Net asset value, end of period	$ 10.79	$ 10.26	$ 10.56	$ 9.74	$ 8.21	$ 11.92
Total Return B, C, D	5.72%	(.43)%	12.55%	23.95%	(25.17)%	8.42%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	2.02%	2.13%	3.97%	3.02%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,398	$ 136,353	$ 117,966	$ 87,791	$ 66,370	$ 62,510
Portfolio turnover rate	24% A	17%	29%	28%	34%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.4	5.9
VIP Equity-Income Portfolio Initial Class	6.9	7.0
VIP Growth & Income Portfolio Initial Class	7.7	7.1
VIP Growth Portfolio Initial Class	6.6	6.8
VIP Mid Cap Portfolio Initial Class	1.9	2.4
VIP Value Portfolio Initial Class	5.1	6.1
VIP Value Strategies Portfolio Initial Class	2.5	2.5
	37.1	37.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	10.5	10.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.1	2.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.6	34.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.7	9.5

Net Other Assets (Liabilities)	0.0*	(0.1)
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.1%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds	37.8%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	5.2%
Investment Grade Bond Funds	34.9%
Short-Term Funds	9.5%
Net Other Assets†	(0.1)%

Expected
Domestic Equity Funds	36.7%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

† Net Other Assets are not included in the pie chart.

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Domestic Equity Funds - 37.1%
VIP Contrafund Portfolio Initial Class	254,169	$ 6,402,505
VIP Equity-Income Portfolio Initial Class	347,637	6,872,784
VIP Growth & Income Portfolio Initial Class	557,537	7,705,155
VIP Growth Portfolio Initial Class	159,871	6,522,736
VIP Mid Cap Portfolio Initial Class	62,093	1,929,864
VIP Value Portfolio Initial Class	443,177	5,123,124
VIP Value Strategies Portfolio Initial Class	249,519	2,457,757
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,253,317)		37,013,925
International Equity Funds - 13.6%

Developed International Equity Funds - 10.5%
VIP Overseas Portfolio Initial Class	717,862	10,437,716
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Initial Class	389,213	3,066,997
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,577,427)		13,504,713
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	868,607	$ 5,011,863
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Initial Class	2,588,448	34,452,249
TOTAL BOND FUNDS (Cost $37,590,084)		39,464,112
Short-Term Funds - 9.7%

VIP Money Market Portfolio Initial Class (Cost $9,684,778)	9,684,778	9,684,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,105,606)		99,667,528
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,811)
NET ASSETS - 100%		$ 99,655,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $98,105,606) - See accompanying schedule		$ 99,667,528
Receivable for fund shares sold		32,061
Total assets		99,699,589

Liabilities
Payable to custodian bank	$ 430
Payable for investments purchased	17,906
Payable for fund shares redeemed	13,393
Distribution and service plan fees payable	12,143
Total liabilities		43,872

Net Assets		$ 99,655,717
Net Assets consist of:
Paid in capital		$ 97,757,720
Accumulated net investment loss		(64,609)
Accumulated undistributed net realized gain (loss) on investments		400,684
Net unrealized appreciation (depreciation) on investments		1,561,922
Net Assets		$ 99,655,717
Initial Class: Net Asset Value, offering price and redemption price per share ($36,846,119 ÷ 3,368,370 shares)		$ 10.94

Service Class: Net Asset Value, offering price and redemption price per share ($5,347,430 ÷ 489,573 shares)		$ 10.92

Service Class 2: Net Asset Value, offering price and redemption price per share ($57,462,168 ÷ 5,281,562 shares)		$ 10.88

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,704

Expenses
Distribution and service plan fees	$ 75,313
Independent trustees' compensation	177
Total expenses before reductions	75,490
Expense reductions	(177)	75,313
Net investment income (loss)		(64,609)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	528,433
Capital gain distributions from underlying funds	430,364
Total net realized gain (loss)		958,797
Change in net unrealized appreciation (depreciation) on underlying funds		5,086,256
Net gain (loss)		6,045,053
Net increase (decrease) in net assets resulting from operations		$ 5,980,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (64,609)	$ 2,043,578
Net realized gain (loss)	958,797	1,133,959
Change in net unrealized appreciation (depreciation)	5,086,256	(3,546,950)
Net increase (decrease) in net assets resulting from operations	5,980,444	(369,413)
Distributions to shareholders from net investment income	-	(2,043,772)
Distributions to shareholders from net realized gain	(656,016)	(530,501)
Total distributions	(656,016)	(2,574,273)
Share transactions - net increase (decrease)	(7,537,073)	6,442,512
Total increase (decrease) in net assets	(2,212,645)	3,498,826

Net Assets
Beginning of period	101,868,362	98,369,536
End of period (including accumulated net investment loss of $64,609 and undistributed net investment income of $0, respectively)	$ 99,655,717	$ 101,868,362

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.70	$ 9.78	$ 8.19	$ 12.29	$ 11.93
Income from Investment Operations
Net investment income (loss) E	- I	.23	.23	.38	.33	.37
Net realized and unrealized gain (loss)	.63	(.27)	1.04	1.67	(3.61)	.73
Total from investment operations	.63	(.04)	1.27	2.05	(3.28)	1.10
Distributions from net investment income	-	(.23)	(.23)	(.34)	(.30)	(.36)
Distributions from net realized gain	(.07)	(.06)	(.13)	(.12)	(.52)	(.38)
Total distributions	(.07)	(.28) L	(.35) K	(.46)	(.82) J	(.74)
Net asset value, end of period	$ 10.94	$ 10.38	$ 10.70	$ 9.78	$ 8.19	$ 12.29
Total Return B, C, D	6.06%	(.36)%	13.09%	25.28%	(27.03)%	9.33%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.16%	2.30%	4.21%	3.11%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,846	$ 38,879	$ 39,535	$ 37,291	$ 25,977	$ 33,780
Portfolio turnover rate	29% A	26%	30%	23%	27%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.82 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share. K Total distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share. L Total distributions of $.28 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.69	$ 9.77	$ 8.19	$ 12.29	$ 11.93
Income from Investment Operations
Net investment income (loss) E	- H	.22	.22	.37	.31	.35
Net realized and unrealized gain (loss)	.62	(.26)	1.05	1.66	(3.60)	.74
Total from investment operations	.62	(.04)	1.27	2.03	(3.29)	1.09
Distributions from net investment income	-	(.22)	(.22)	(.33)	(.29)	(.35)
Distributions from net realized gain	(.07)	(.06)	(.13)	(.12)	(.52)	(.38)
Total distributions	(.07)	(.28)	(.35)	(.45)	(.81) I	(.73)
Net asset value, end of period	$ 10.92	$ 10.37	$ 10.69	$ 9.77	$ 8.19	$ 12.29
Total Return B, C, D	5.97%	(.41)%	13.00%	25.06%	(27.10)%	9.23%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	2.06%	2.20%	4.12%	3.01%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,347	$ 7,743	$ 2,723	$ 1,524	$ 936	$ 477
Portfolio turnover rate	29% A	26%	30%	23%	27%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.81 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.65	$ 9.74	$ 8.16	$ 12.26	$ 11.91
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.21	.35	.30	.33
Net realized and unrealized gain (loss)	.62	(.26)	1.03	1.67	(3.61)	.74
Total from investment operations	.61	(.05)	1.24	2.02	(3.31)	1.07
Distributions from net investment income	-	(.20)	(.20)	(.32)	(.28)	(.34)
Distributions from net realized gain	(.07)	(.06)	(.13)	(.12)	(.52)	(.38)
Total distributions	(.07)	(.26)	(.33)	(.44)	(.79) H	(.72)
Net asset value, end of period	$ 10.88	$ 10.34	$ 10.65	$ 9.74	$ 8.16	$ 12.26
Total Return B, C, D	5.89%	(.52)%	12.79%	25.02%	(27.30)%	9.07%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	1.91%	2.05%	3.97%	2.86%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,462	$ 55,246	$ 56,112	$ 42,534	$ 25,855	$ 24,497
Portfolio turnover rate	29% A	26%	30%	23%	27%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.79 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.2	6.8
VIP Equity-Income Portfolio Initial Class	7.7	8.1
VIP Growth & Income Portfolio Initial Class	8.7	8.1
VIP Growth Portfolio Initial Class	7.3	7.9
VIP Mid Cap Portfolio Initial Class	2.2	2.7
VIP Value Portfolio Initial Class	5.8	7.0
VIP Value Strategies Portfolio Initial Class	2.8	2.9
	41.7	43.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.7	11.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.5	3.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	6.0	6.4
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	31.3	30.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	5.8	4.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.7%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	6.0%
Investment Grade Bond Funds	31.3%
Short-Term Funds	5.8%
Six months ago
Domestic Equity Funds	43.5%
Developed International Equity Funds	11.6%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.4%
Investment Grade Bond Funds	30.7%
Short-Term Funds	4.8%

Expected
Domestic Equity Funds	40.5%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.8%
Investment Grade Bond Funds	32.3%
Short-Term Funds	6.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.7%
	Shares	Value
Domestic Equity Funds - 41.7%
VIP Contrafund Portfolio Initial Class	1,661,644	$ 41,856,824
VIP Equity-Income Portfolio Initial Class	2,272,303	44,923,435
VIP Growth & Income Portfolio Initial Class	3,642,710	50,342,249
VIP Growth Portfolio Initial Class	1,043,574	42,577,805
VIP Mid Cap Portfolio Initial Class	405,972	12,617,623
VIP Value Portfolio Initial Class	2,898,443	33,506,002
VIP Value Strategies Portfolio Initial Class	1,630,636	16,061,764
TOTAL DOMESTIC EQUITY FUNDS (Cost $226,138,764)		241,885,702
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
VIP Overseas Portfolio Initial Class	4,692,590	68,230,252
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	2,544,962	20,054,300
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $98,945,943)		88,284,552
Bond Funds - 37.3%
	Shares	Value
High Yield Bond Funds - 6.0%
VIP High Income Portfolio Initial Class	6,026,094	$ 34,770,560
Investment Grade Bond Funds - 31.3%
VIP Investment Grade Bond Portfolio Initial Class	13,671,078	181,962,054
TOTAL BOND FUNDS (Cost $209,597,433)		216,732,614
Short-Term Funds - 5.8%

VIP Money Market Portfolio Initial Class (Cost $33,824,182)	33,824,182	33,824,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $568,506,322)		580,727,050
NET OTHER ASSETS (LIABILITIES) - 0.0%		(102,929)
NET ASSETS - 100%		$ 580,624,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $568,506,322) - See accompanying schedule		$ 580,727,050
Receivable for investments sold		445,380
Receivable for fund shares sold		143,937
Total assets		581,316,367

Liabilities
Payable to custodian bank	$ 2,683
Payable for investments purchased	132,179
Payable for fund shares redeemed	455,656
Distribution and service plan fees payable	101,728
Total liabilities		692,246

Net Assets		$ 580,624,121
Net Assets consist of:
Paid in capital		$ 568,574,621
Accumulated net investment loss		(561,564)
Accumulated undistributed net realized gain (loss) on investments		390,336
Net unrealized appreciation (depreciation) on investments		12,220,728
Net Assets		$ 580,624,121
Initial Class: Net Asset Value, offering price and redemption price per share ($56,093,292 ÷ 5,171,540 shares)		$ 10.85

Service Class: Net Asset Value, offering price and redemption price per share ($40,901,091 ÷ 3,778,823 shares)		$ 10.82

Service Class 2: Net Asset Value, offering price and redemption price per share ($483,629,738 ÷ 44,853,269 shares)		$ 10.78

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 42,160

Expenses
Distribution and service plan fees	$ 603,724
Independent trustees' compensation	954
Total expenses before reductions	604,678
Expense reductions	(954)	603,724
Net investment income (loss)		(561,564)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	495,608
Capital gain distributions from underlying funds	2,228,175
Total net realized gain (loss)		2,723,783
Change in net unrealized appreciation (depreciation) on underlying funds		31,276,287
Net gain (loss)		34,000,070
Net increase (decrease) in net assets resulting from operations		$ 33,438,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (561,564)	$ 10,369,544
Net realized gain (loss)	2,723,783	3,820,804
Change in net unrealized appreciation (depreciation)	31,276,287	(22,099,443)
Net increase (decrease) in net assets resulting from operations	33,438,506	(7,909,095)
Distributions to shareholders from net investment income	-	(10,386,172)
Distributions to shareholders from net realized gain	(2,093,685)	(1,960,572)
Total distributions	(2,093,685)	(12,346,744)
Share transactions - net increase (decrease)	38,253,848	142,556,761
Total increase (decrease) in net assets	69,598,669	122,300,922

Net Assets
Beginning of period	511,025,452	388,724,530
End of period (including accumulated net investment loss of $561,564 and undistributed net investment income of $0, respectively)	$ 580,624,121	$ 511,025,452

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.59	$ 9.52	$ 7.71	$ 12.63	$ 12.10
Income from Investment Operations
Net investment income (loss) E	- I	.26	.26	.33	.32	.35
Net realized and unrealized gain (loss)	.68	(.37)	1.11	1.88	(4.38)	.88
Total from investment operations	.68	(.11)	1.37	2.21	(4.06)	1.23
Distributions from net investment income	-	(.23)	(.22)	(.29)	(.28)	(.27)
Distributions from net realized gain	(.04)	(.04)	(.08)	(.11)	(.59)	(.43)
Total distributions	(.04)	(.27)	(.30)	(.40) L	(.86) K	(.70) J
Net asset value, end of period	$ 10.85	$ 10.21	$ 10.59	$ 9.52	$ 7.71	$ 12.63
Total Return B, C, D	6.67%	(1.03)%	14.49%	28.97%	(32.60)%	10.23%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.47%	2.61%	3.93%	3.07%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,093	$ 47,731	$ 45,225	$ 38,330	$ 33,089	$ 31,465
Portfolio turnover rate	17% A	10%	21%	18%	24%	12%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. IAmount represents less than $.01 per share. JTotal distributions of $.70 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share. KTotal distributions of $.86 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share. LTotal distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.58	$ 9.50	$ 7.70	$ 12.62	$ 12.09
Income from Investment Operations
Net investment income (loss) E	- H	.25	.25	.32	.31	.34
Net realized and unrealized gain (loss)	.66	(.37)	1.12	1.87	(4.38)	.88
Total from investment operations	.66	(.12)	1.37	2.19	(4.07)	1.22
Distributions from net investment income	-	(.22)	(.21)	(.29)	(.27)	(.26)
Distributions from net realized gain	(.04)	(.04)	(.08)	(.11)	(.59)	(.43)
Total distributions	(.04)	(.26)	(.29)	(.39) K	(.85) J	(.69) I
Net asset value, end of period	$ 10.82	$ 10.20	$ 10.58	$ 9.50	$ 7.70	$ 12.62
Total Return B, C, D	6.48%	(1.12)%	14.52%	28.78%	(32.71)%	10.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	2.37%	2.51%	3.83%	2.97%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,901	$ 36,818	$ 33,244	$ 25,941	$ 18,325	$ 19,881
Portfolio turnover rate	17% A	10%	21%	18%	24%	12%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.69 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share. JTotal distributions of $.85 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share. KTotal distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.55	$ 9.48	$ 7.69	$ 12.60	$ 12.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.24	.23	.31	.30	.32
Net realized and unrealized gain (loss)	.66	(.37)	1.12	1.86	(4.37)	.87
Total from investment operations	.65	(.13)	1.35	2.17	(4.07)	1.19
Distributions from net investment income	-	(.21)	(.20)	(.28)	(.26)	(.25)
Distributions from net realized gain	(.04)	(.04)	(.08)	(.11)	(.59)	(.43)
Total distributions	(.04)	(.25)	(.28)	(.38) J	(.84) I	(.67) H
Net asset value, end of period	$ 10.78	$ 10.17	$ 10.55	$ 9.48	$ 7.69	$ 12.60
Total Return B, C, D	6.40%	(1.24)%	14.33%	28.55%	(32.80)%	9.97%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	2.22%	2.36%	3.68%	2.82%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 483,630	$ 426,477	$ 310,255	$ 189,686	$ 106,530	$ 119,395
Portfolio turnover rate	17% A	10%	21%	18%	24%	12%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.67 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share. ITotal distributions of $.84 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share. JTotal distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.7	8.0
VIP Equity-Income Portfolio Initial Class	9.3	9.5
VIP Growth & Income Portfolio Initial Class	10.4	9.6
VIP Growth Portfolio Initial Class	8.8	9.3
VIP Mid Cap Portfolio Initial Class	2.6	3.2
VIP Value Portfolio Initial Class	7.0	8.2
VIP Value Strategies Portfolio Initial Class	3.3	3.4
	50.1	51.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	14.1	13.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.2	3.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.4	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	23.8	23.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.4	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.1%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	23.8%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	23.6%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	49.3%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	24.6%
Short-Term Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 50.1%
VIP Contrafund Portfolio Initial Class	194,502	$ 4,899,505
VIP Equity-Income Portfolio Initial Class	266,043	5,259,673
VIP Growth & Income Portfolio Initial Class	426,890	5,899,624
VIP Growth Portfolio Initial Class	122,338	4,991,383
VIP Mid Cap Portfolio Initial Class	47,561	1,478,202
VIP Value Portfolio Initial Class	339,697	3,926,895
VIP Value Strategies Portfolio Initial Class	191,445	1,885,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,980,017)		28,341,012
International Equity Funds - 18.3%

Developed International Equity Funds - 14.1%
VIP Overseas Portfolio Initial Class	549,740	7,993,225
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	298,159	2,349,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,604,030)		10,342,719
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	730,122	$ 4,212,806
Investment Grade Bond Funds - 23.8%
VIP Investment Grade Bond Portfolio Initial Class	1,009,584	13,437,558
TOTAL BOND FUNDS (Cost $17,209,496)		17,650,364
Short-Term Funds - 0.4%

VIP Money Market Portfolio Initial Class (Cost $237,630)	237,630	237,630
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,031,173)		56,571,725
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,268)
NET ASSETS - 100%		$ 56,564,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $56,031,173) - See accompanying schedule		$ 56,571,725
Receivable for investments sold		94,886
Receivable for fund shares sold		92,187
Total assets		56,758,798

Liabilities
Payable to custodian bank	$ 1,079
Payable for investments purchased	1,628
Payable for fund shares redeemed	184,376
Distribution and service plan fees payable	7,258
Total liabilities		194,341

Net Assets		$ 56,564,457
Net Assets consist of:
Paid in capital		$ 56,004,809
Distributions in excess of net investment income		(40,796)
Accumulated undistributed net realized gain (loss) on investments		59,892
Net unrealized appreciation (depreciation) on investments		540,552
Net Assets		$ 56,564,457
Initial Class: Net Asset Value, offering price and redemption price per share ($16,485,563 ÷ 1,539,293 shares)		$ 10.71

Service Class: Net Asset Value, offering price and redemption price per share ($7,067,065 ÷ 660,785 shares)		$ 10.69

Service Class 2: Net Asset Value, offering price and redemption price per share ($33,011,829 ÷ 3,101,234 shares)		$ 10.64

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,317

Expenses
Distribution and service plan fees	$ 43,113
Independent trustees' compensation	93
Total expenses before reductions	43,206
Expense reductions	(93)	43,113
Net investment income (loss)		(40,796)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	161,296
Capital gain distributions from underlying funds	213,470
Total net realized gain (loss)		374,766
Change in net unrealized appreciation (depreciation) on underlying funds		3,316,733
Net gain (loss)		3,691,499
Net increase (decrease) in net assets resulting from operations		$ 3,650,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (40,796)	$ 971,793
Net realized gain (loss)	374,766	309,401
Change in net unrealized appreciation (depreciation)	3,316,733	(2,312,775)
Net increase (decrease) in net assets resulting from operations	3,650,703	(1,031,581)
Distributions to shareholders from net investment income	-	(970,164)
Distributions to shareholders from net realized gain	(190,578)	(158,174)
Total distributions	(190,578)	(1,128,338)
Share transactions - net increase (decrease)	4,550,083	9,114,938
Total increase (decrease) in net assets	8,010,208	6,955,019

Net Assets
Beginning of period	48,554,249	41,599,230
End of period (including distributions in excess of net investment income of $40,797 and undistributed net investment income of $0, respectively)	$ 56,564,457	$ 48,554,249

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.49	$ 9.30	$ 7.49	$ 12.71	$ 12.18
Income from Investment Operations
Net investment income (loss) E	- I	.24	.28	.32	.31	.38
Net realized and unrealized gain (loss)	.73	(.46)	1.19	1.89	(4.58)	.89
Total from investment operations	.73	(.22)	1.47	2.21	(4.27)	1.27
Distributions from net investment income	-	(.22)	(.21)	(.29)	(.28)	(.27)
Distributions from net realized gain	(.04)	(.03)	(.06)	(.12)	(.67)	(.47)
Total distributions	(.04)	(.25)	(.28) K	(.40) J	(.95)	(.74)
Net asset value, end of period	$ 10.71	$ 10.02	$ 10.49	$ 9.30	$ 7.49	$ 12.71
Total Return B, C, D	7.26%	(2.11)%	15.79%	30.05%	(34.16)%	10.50%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.01% A	2.25%	2.91%	3.84%	2.90%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,486	$ 15,537	$ 17,388	$ 14,888	$ 11,015	$ 15,197
Portfolio turnover rate	38% A	21%	25%	30%	36%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. IAmount represents less than $.01 per share. JTotal distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share. KTotal distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.49	$ 9.30	$ 7.49	$ 12.70	$ 12.18
Income from Investment Operations
Net investment income (loss) E	- H	.23	.27	.31	.29	.37
Net realized and unrealized gain (loss)	.72	(.47)	1.19	1.90	(4.56)	.87
Total from investment operations	.72	(.24)	1.46	2.21	(4.27)	1.24
Distributions from net investment income	-	(.21)	(.21)	(.28)	(.27)	(.25)
Distributions from net realized gain	(.04)	(.03)	(.06)	(.12)	(.67)	(.47)
Total distributions	(.04)	(.24)	(.27)	(.40) I	(.94)	(.72)
Net asset value, end of period	$ 10.69	$ 10.01	$ 10.49	$ 9.30	$ 7.49	$ 12.70
Total Return B, C, D	7.17%	(2.26)%	15.70%	29.96%	(34.20)%	10.31%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.09)% A	2.16%	2.81%	3.74%	2.80%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,067	$ 7,149	$ 1,429	$ 679	$ 403	$ 497
Portfolio turnover rate	38% A	21%	25%	30%	36%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.44	$ 9.27	$ 7.47	$ 12.68	$ 12.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.26	.30	.28	.35
Net realized and unrealized gain (loss)	.72	(.45)	1.17	1.89	(4.57)	.89
Total from investment operations	.71	(.24)	1.43	2.19	(4.29)	1.24
Distributions from net investment income	-	(.19)	(.20)	(.27)	(.25)	(.26)
Distributions from net realized gain	(.04)	(.03)	(.06)	(.12)	(.67)	(.47)
Total distributions	(.04)	(.23) I	(.26)	(.39) H	(.92)	(.73)
Net asset value, end of period	$ 10.64	$ 9.97	$ 10.44	$ 9.27	$ 7.47	$ 12.68
Total Return B, C, D	7.09%	(2.35)%	15.47%	29.79%	(34.36)%	10.26%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.24)% A	2.00%	2.67%	3.59%	2.65%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,012	$ 25,869	$ 22,782	$ 8,262	$ 3,676	$ 3,998
Portfolio turnover rate	38% A	21%	25%	30%	36%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share. ITotal distributions of $.23 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	8.4
VIP Equity-Income Portfolio Initial Class	9.7	10.0
VIP Growth & Income Portfolio Initial Class	10.9	10.1
VIP Growth Portfolio Initial Class	9.2	9.8
VIP Mid Cap Portfolio Initial Class	2.7	3.4
VIP Value Portfolio Initial Class	7.2	8.6
VIP Value Strategies Portfolio Initial Class	3.5	3.5
	52.2	53.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	14.8	14.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.3	3.7
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	21.2	20.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.2%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	21.2%

Six months ago
Domestic Equity Funds	53.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	20.4%

Expected
Domestic Equity Funds	51.8%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	21.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Domestic Equity Funds - 52.2%
VIP Contrafund Portfolio Initial Class	518,525	$ 13,061,651
VIP Equity-Income Portfolio Initial Class	709,227	14,021,411
VIP Growth & Income Portfolio Initial Class	1,137,287	15,717,310
VIP Growth Portfolio Initial Class	326,245	13,310,791
VIP Mid Cap Portfolio Initial Class	127,295	3,956,341
VIP Value Portfolio Initial Class	906,673	10,481,143
VIP Value Strategies Portfolio Initial Class	509,877	5,022,286
TOTAL DOMESTIC EQUITY FUNDS (Cost $73,831,627)		75,570,933
International Equity Funds - 19.1%

Developed International Equity Funds - 14.8%
VIP Overseas Portfolio Initial Class	1,466,203	21,318,589
Emerging Markets Equity Funds - 4.3%
VIP Emerging Markets Portfolio Initial Class	794,909	6,263,879
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,583,967)		27,582,468
Bond Funds - 28.7%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	1,877,734	$ 10,834,522
Investment Grade Bond Funds - 21.2%
VIP Investment Grade Bond Portfolio Initial Class	2,303,668	30,661,825
TOTAL BOND FUNDS (Cost $40,410,815)		41,496,347
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $145,826,409)		144,649,748
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,692)
NET ASSETS - 100%		$ 144,632,056
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $145,826,409) - See accompanying schedule		$ 144,649,748
Receivable for fund shares sold		539,135
Total assets		145,188,883

Liabilities
Payable to custodian bank	$ 20,566
Payable for investments purchased	454,976
Payable for fund shares redeemed	63,593
Distribution and service plan fees payable	17,692
Total liabilities		556,827

Net Assets		$ 144,632,056
Net Assets consist of:
Paid in capital		$ 146,524,004
Accumulated net investment loss		(96,090)
Accumulated undistributed net realized gain (loss) on investments		(619,197)
Net unrealized appreciation (depreciation) on investments		(1,176,661)
Net Assets		$ 144,632,056
Initial Class: Net Asset Value, offering price and redemption price per share ($37,605,772 ÷ 3,617,397 shares)		$ 10.40

Service Class: Net Asset Value, offering price and redemption price per share ($30,197,673 ÷ 2,909,201 shares)		$ 10.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($76,828,611 ÷ 7,425,124 shares)		$ 10.35

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,214

Expenses
Distribution and service plan fees	$ 101,304
Independent trustees' compensation	227
Total expenses before reductions	101,531
Expense reductions	(227)	101,304
Net investment income (loss)		(96,090)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	90,033
Capital gain distributions from underlying funds	496,476
Total net realized gain (loss)		586,509
Change in net unrealized appreciation (depreciation) on underlying funds		8,463,720
Net gain (loss)		9,050,229
Net increase (decrease) in net assets resulting from operations		$ 8,954,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (96,090)	$ 2,411,649
Net realized gain (loss)	586,509	571,396
Change in net unrealized appreciation (depreciation)	8,463,720	(6,493,930)
Net increase (decrease) in net assets resulting from operations	8,954,139	(3,510,885)
Distributions to shareholders from net investment income	-	(2,415,727)
Distributions to shareholders from net realized gain	(353,242)	(360,538)
Total distributions	(353,242)	(2,776,265)
Share transactions - net increase (decrease)	17,093,874	23,596,541
Total increase (decrease) in net assets	25,694,771	17,309,391

Net Assets
Beginning of period	118,937,285	101,627,894
End of period (including accumulated net investment loss of $96,090 and undistributed net investment income of $0, respectively)	$ 144,632,056	$ 118,937,285

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 10.21	$ 9.03	$ 7.12	$ 13.02	$ 12.44
Income from Investment Operations
Net investment income (loss) E	- I	.23	.21	.24	.28	.34
Net realized and unrealized gain (loss)	.73	(.49)	1.24	1.96	(5.14)	1.06
Total from investment operations	.73	(.26)	1.45	2.20	(4.86)	1.40
Distributions from net investment income	-	(.22)	(.20)	(.18)	(.25)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.07)	(.11)	(.80)	(.54)
Total distributions	(.03)	(.25)	(.27)	(.29)	(1.04) J	(.82)
Net asset value, end of period	$ 10.40	$ 9.70	$ 10.21	$ 9.03	$ 7.12	$ 13.02
Total Return B, C, D	7.51%	(2.60)%	16.08%	31.66%	(38.04)%	11.37%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.01% A	2.27%	2.25%	3.13%	2.69%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,606	$ 30,601	$ 28,917	$ 23,836	$ 19,592	$ 23,767
Portfolio turnover rate	21% A	16%	25%	24%	23%	17%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. IAmount represents less than $.01 per share. JTotal distributions of $1.04 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 10.20	$ 9.02	$ 7.12	$ 13.01	$ 12.44
Income from Investment Operations
Net investment income (loss) E	- H	.22	.20	.24	.27	.33
Net realized and unrealized gain (loss)	.72	(.49)	1.24	1.94	(5.13)	1.05
Total from investment operations	.72	(.27)	1.44	2.18	(4.86)	1.38
Distributions from net investment income	-	(.21)	(.19)	(.17)	(.24)	(.27)
Distributions from net realized gain	(.03)	(.03)	(.07)	(.11)	(.80)	(.54)
Total distributions	(.03)	(.24)	(.26)	(.28)	(1.03) I	(.81)
Net asset value, end of period	$ 10.38	$ 9.69	$ 10.20	$ 9.02	$ 7.12	$ 13.01
Total Return B, C, D	7.41%	(2.70)%	16.00%	31.40%	(38.08)%	11.21%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.09)% A	2.17%	2.15%	3.03%	2.59%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,198	$ 28,666	$ 23,137	$ 16,162	$ 10,298	$ 12,884
Portfolio turnover rate	21% A	16%	25%	24%	23%	17%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $1.03 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 10.18	$ 9.00	$ 7.11	$ 12.99	$ 12.42
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.19	.23	.26	.31
Net realized and unrealized gain (loss)	.72	(.50)	1.24	1.93	(5.12)	1.05
Total from investment operations	.71	(.29)	1.43	2.16	(4.86)	1.36
Distributions from net investment income	-	(.19)	(.17)	(.16)	(.22)	(.25)
Distributions from net realized gain	(.03)	(.03)	(.07)	(.11)	(.80)	(.54)
Total distributions	(.03)	(.22)	(.25) H	(.27)	(1.02) I	(.79)
Net asset value, end of period	$ 10.35	$ 9.67	$ 10.18	$ 9.00	$ 7.11	$ 12.99
Total Return B, C, D	7.32%	(2.83)%	15.89%	31.18%	(38.17)%	11.08%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.24)% A	2.02%	2.01%	2.88%	2.44%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,829	$ 59,671	$ 49,574	$ 34,809	$ 19,273	$ 24,148
Portfolio turnover rate	21% A	16%	25%	24%	23%	17%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share. ITotal distributions of $1.02 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.5	9.6
VIP Equity-Income Portfolio Initial Class	11.2	11.4
VIP Growth & Income Portfolio Initial Class	12.7	11.5
VIP Growth Portfolio Initial Class	10.6	11.1
VIP Mid Cap Portfolio Initial Class	3.0	3.9
VIP Value Portfolio Initial Class	8.2	9.9
VIP Value Strategies Portfolio Initial Class	4.0	4.0
	60.2	61.4
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.0	16.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.0	4.2
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	10.3	10.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	60.2%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.3%

Six months ago
Domestic Equity Funds	61.4%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	10.3%

Expected
Domestic Equity Funds	59.7%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2035 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Domestic Equity Funds - 60.2%
VIP Contrafund Portfolio Initial Class	2,092	$ 52,692
VIP Equity-Income Portfolio Initial Class	2,832	55,991
VIP Growth & Income Portfolio Initial Class	4,603	63,611
VIP Growth Portfolio Initial Class	1,296	52,885
VIP Mid Cap Portfolio Initial Class	488	15,171
VIP Value Portfolio Initial Class	3,537	40,892
VIP Value Strategies Portfolio Initial Class	2,035	20,041
TOTAL DOMESTIC EQUITY FUNDS (Cost $185,935)		301,283
International Equity Funds - 22.0%

Developed International Equity Funds - 17.0%
VIP Overseas Portfolio Initial Class	5,848	85,025
Emerging Markets Equity Funds - 5.0%
VIP Emerging Markets Portfolio Initial Class	3,172	24,993
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,540)		110,018
Bond Funds - 17.8%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	6,503	$ 37,524
Investment Grade Bond Funds - 10.3%
VIP Investment Grade Bond Portfolio Initial Class	3,903	51,946
TOTAL BOND FUNDS (Cost $76,732)		89,470
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $359,207)		500,771
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75)
NET ASSETS - 100%		$ 500,696
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $359,207) - See accompanying schedule		$ 500,771
Cash		1
Receivable for fund shares sold		257
Total assets		501,029

Liabilities
Payable for investments purchased	$ 220
Payable for fund shares redeemed	42
Distribution and service plan fees payable	71
Total liabilities		333

Net Assets		$ 500,696
Net Assets consist of:
Paid in capital		$ 362,236
Distributions in excess of net investment income		(427)
Accumulated undistributed net realized gain (loss) on investments		(2,677)
Net unrealized appreciation (depreciation) on investments		141,564
Net Assets		$ 500,696
Initial Class: Net Asset Value, offering price and redemption price per share ($116,740 ÷ 7,827.3 shares)		$ 14.91

Service Class: Net Asset Value, offering price and redemption price per share ($96,830 ÷ 6,494.4 shares)		$ 14.91

Service Class 2: Net Asset Value, offering price and redemption price per share ($287,126 ÷ 19,295.9 shares)		$ 14.88

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20

Expenses
Distribution and service plan fees	$ 446
Total expenses		446
Net investment income (loss)		(426)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(371)
Capital gain distributions from underlying funds	1,781
Total net realized gain (loss)		1,410
Change in net unrealized appreciation (depreciation) on underlying funds		33,930
Net gain (loss)		35,340
Net increase (decrease) in net assets resulting from operations		$ 34,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (426)	$ 8,364
Net realized gain (loss)	1,410	(2,642)
Change in net unrealized appreciation (depreciation)	33,930	(29,065)
Net increase (decrease) in net assets resulting from operations	34,914	(23,343)
Distributions to shareholders from net investment income	-	(8,242)
Distributions to shareholders from net realized gain	-	(2,047)
Total distributions	-	(10,289)
Share transactions - net increase (decrease)	2,832	48,994
Total increase (decrease) in net assets	37,746	15,362

Net Assets
Beginning of period	462,950	447,588
End of period (including distributions in excess of net investment income of $427 and undistributed net investment income of $0, respectively)	$ 500,696	$ 462,950

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 14.74	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.27	.27	.25
Net realized and unrealized gain (loss)	1.09	(.85)	2.04	3.76
Total from investment operations	1.09	(.58)	2.31	4.01
Distributions from net investment income	-	(.28)	(.28)	(.25)
Distributions from net realized gain	-	(.06)	(1.03)	(.01)
Total distributions	-	(.34)	(1.31)	(.27) I
Net asset value, end of period	$ 14.91	$ 13.82	$ 14.74	$ 13.74
Total Return B, C	7.89%	(3.99)%	17.01%	40.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.01% A	1.82%	1.92%	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 97	$ 121	$ 144
Portfolio turnover rate	39% A	38%	38%	5% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FFor the period April 8, 2009 (commencement of operations) to December 31, 2009. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 14.74	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.25	.26	.24
Net realized and unrealized gain (loss)	1.10	(.85)	2.04	3.75
Total from investment operations	1.09	(.60)	2.30	3.99
Distributions from net investment income	-	(.26)	(.26)	(.24)
Distributions from net realized gain	-	(.06)	(1.03)	(.01)
Total distributions	-	(.32)	(1.29)	(.26) H
Net asset value, end of period	$ 14.91	$ 13.82	$ 14.74	$ 13.73
Total Return B, C	7.89%	(4.10)%	16.97%	39.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	(.09)% A	1.72%	1.82%	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97	$ 90	$ 116	$ 140
Portfolio turnover rate	39% A	38%	38%	5% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FFor the period April 8, 2009 (commencement of operations) to December 31, 2009. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 14.72	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.23	.24	.23
Net realized and unrealized gain (loss)	1.10	(.85)	2.03	3.74
Total from investment operations	1.08	(.62)	2.27	3.97
Distributions from net investment income	-	(.24)	(.26)	(.23)
Distributions from net realized gain	-	(.06)	(1.03)	(.01)
Total distributions	-	(.30)	(1.28) I	(.24) H
Net asset value, end of period	$ 14.88	$ 13.80	$ 14.72	$ 13.73
Total Return B, C	7.83%	(4.25)%	16.76%	39.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	(.24)% A	1.57%	1.67%	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287	$ 276	$ 211	$ 143
Portfolio turnover rate	39% A	38%	38%	5% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FFor the period April 8, 2009 (commencement of operations) to December 31, 2009. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share. ITotal distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.5	9.7
VIP Equity-Income Portfolio Initial Class	11.3	11.5
VIP Growth & Income Portfolio Initial Class	12.6	11.6
VIP Growth Portfolio Initial Class	10.7	11.2
VIP Mid Cap Portfolio Initial Class	3.2	3.9
VIP Value Portfolio Initial Class	8.4	10.0
VIP Value Strategies Portfolio Initial Class	4.0	4.1
	60.7	62.0
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.2	16.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.0	4.2
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.7	8.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	9.4	9.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	60.7%
Developed International Equity Funds	17.2%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	9.4%

Six months ago
Domestic Equity Funds	62.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.1%

Expected
Domestic Equity Funds	60.6%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 60.7%
VIP Contrafund Portfolio Initial Class	24,840	$ 625,717
VIP Equity-Income Portfolio Initial Class	34,063	673,421
VIP Growth & Income Portfolio Initial Class	54,503	753,227
VIP Growth Portfolio Initial Class	15,661	638,968
VIP Mid Cap Portfolio Initial Class	6,116	190,095
VIP Value Portfolio Initial Class	43,598	503,992
VIP Value Strategies Portfolio Initial Class	24,466	240,986
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,506,000)		3,626,406
International Equity Funds - 22.2%

Developed International Equity Funds - 17.2%
VIP Overseas Portfolio Initial Class	70,415	1,023,835
Emerging Markets Equity Funds - 5.0%
VIP Emerging Markets Portfolio Initial Class	38,223	301,196
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,415,592)		1,325,031
Bond Funds - 17.1%
	Shares	Value
High Yield Bond Funds - 7.7%
VIP High Income Portfolio Initial Class	79,923	$ 461,157
Investment Grade Bond Funds - 9.4%
VIP Investment Grade Bond Portfolio Initial Class	41,963	558,527
TOTAL BOND FUNDS (Cost $986,926)		1,019,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,908,518)		5,971,121
NET OTHER ASSETS (LIABILITIES) - 0.0%		(147)
NET ASSETS - 100%		$ 5,970,974
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,908,518) - See accompanying schedule		$ 5,971,121
Receivable for investments sold		132,322
Receivable for fund shares sold		3,203
Total assets		6,106,646

Liabilities
Payable for investments purchased	$ 2,792
Payable for fund shares redeemed	132,523
Distribution and service plan fees payable	357
Total liabilities		135,672

Net Assets		$ 5,970,974
Net Assets consist of:
Paid in capital		$ 5,984,615
Accumulated net investment loss		(1,347)
Accumulated undistributed net realized gain (loss) on investments		(74,897)
Net unrealized appreciation (depreciation) on investments		62,603
Net Assets		$ 5,970,974
Initial Class: Net Asset Value, offering price and redemption price per share ($2,174,156 ÷ 153,125 shares)		$ 14.20

Service Class: Net Asset Value, offering price and redemption price per share ($3,473,199 ÷ 244,778 shares)		$ 14.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($323,619 ÷ 22,833 shares)		$ 14.17

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 131

Expenses
Distribution and service plan fees	$ 1,478
Independent trustees' compensation	7
Total expenses before reductions	1,485
Expense reductions	(7)	1,478
Net investment income (loss)		(1,347)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,239)
Capital gain distributions from underlying funds	10,348
Total net realized gain (loss)		(51,891)
Change in net unrealized appreciation (depreciation) on underlying funds		180,008
Net gain (loss)		128,117
Net increase (decrease) in net assets resulting from operations		$ 126,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,347)	$ 55,627
Net realized gain (loss)	(51,891)	(15,399)
Change in net unrealized appreciation (depreciation)	180,008	(265,954)
Net increase (decrease) in net assets resulting from operations	126,770	(225,726)
Distributions to shareholders from net investment income	-	(55,567)
Distributions to shareholders from net realized gain	(2,141)	(4,556)
Total distributions	(2,141)	(60,123)
Share transactions - net increase (decrease)	3,091,762	2,502,045
Total increase (decrease) in net assets	3,216,391	2,216,196

Net Assets
Beginning of period	2,754,583	538,387
End of period (including accumulated net investment loss of $1,347 and undistributed net investment income of $0, respectively)	$ 5,970,974	$ 2,754,583

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.35	.20	.26
Net realized and unrealized gain (loss)	1.05	(.91)	2.15	3.83
Total from investment operations	1.05	(.56)	2.35	4.09
Distributions from net investment income	-	(.27)	(.28)	(.26)
Distributions from net realized gain	(.01)	(.02)	(1.87)	(.01)
Total distributions	(.01)	(.30) L	(2.15)	(.27) K
Net asset value, end of period	$ 14.20	$ 13.16	$ 14.02	$ 13.82
Total Return B, C, D	7.98%	(4.02)%	17.19%	40.89%
Ratios to Average Net Assets F, I
Expenses before reductions G	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.01% A	2.50%	1.46%	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,174	$ 1,559	$ 278	$ 145
Portfolio turnover rate	65% A	42%	194%	5% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HFor the period April 8, 2009 (commencement of operations) to December 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. JAmount represents less than $.01 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share. LTotal distributions of $.30 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.33	.19	.25
Net realized and unrealized gain (loss)	1.06	(.91)	2.14	3.83
Total from investment operations	1.05	(.58)	2.33	4.08
Distributions from net investment income	-	(.26)	(.26)	(.25)
Distributions from net realized gain	(.01)	(.02)	(1.87)	(.01)
Total distributions	(.01)	(.29) J	(2.13)	(.26) I
Net asset value, end of period	$ 14.19	$ 13.15	$ 14.02	$ 13.82
Total Return B, C, D	7.99%	(4.17)%	17.05%	40.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	(.09)% A	2.41%	1.36%	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,473	$ 1,058	$ 116	$ 141
Portfolio turnover rate	65% A	42%	194%	5% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GFor the period April 8, 2009 (commencement of operations) to December 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.022 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.32	.17	.23
Net realized and unrealized gain (loss)	1.05	(.92)	2.14	3.84
Total from investment operations	1.03	(.60)	2.31	4.07
Distributions from net investment income	-	(.24)	(.24)	(.23)
Distributions from net realized gain	(.01)	(.02)	(1.87)	(.01)
Total distributions	(.01)	(.27) J	(2.11)	(.25) I
Net asset value, end of period	$ 14.17	$ 13.15	$ 14.02	$ 13.82
Total Return B, C, D	7.83%	(4.32)%	16.92%	40.66%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	(.24)% A	2.25%	1.21%	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324	$ 137	$ 144	$ 141
Portfolio turnover rate	65% A	42%	194%	5% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GFor the period April 8, 2009 (commencement of operations) to December 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.8	9.9
VIP Equity-Income Portfolio Initial Class	11.6	11.8
VIP Growth & Income Portfolio Initial Class	13.0	11.9
VIP Growth Portfolio Initial Class	11.0	11.5
VIP Mid Cap Portfolio Initial Class	3.2	4.0
VIP Value Portfolio Initial Class	8.6	10.2
VIP Value Strategies Portfolio Initial Class	4.1	4.1
	62.3	63.4
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.6	16.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.2	4.4
High Yield Bond Funds
VIP High Income Portfolio Initial Class	9.8	10.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	5.1	5.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	62.3%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	5.1%

Six months ago
Domestic Equity Funds	63.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	5.1%

Expected
Domestic Equity Funds	62.2%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	5.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2045 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Domestic Equity Funds - 62.3%
VIP Contrafund Portfolio Initial Class	1,905	$ 47,993
VIP Equity-Income Portfolio Initial Class	2,606	51,515
VIP Growth & Income Portfolio Initial Class	4,180	57,770
VIP Growth Portfolio Initial Class	1,199	48,913
VIP Mid Cap Portfolio Initial Class	467	14,501
VIP Value Portfolio Initial Class	3,326	38,453
VIP Value Strategies Portfolio Initial Class	1,874	18,463
TOTAL DOMESTIC EQUITY FUNDS (Cost $180,037)		277,608
International Equity Funds - 22.8%

Developed International Equity Funds - 17.6%
VIP Overseas Portfolio Initial Class	5,393	78,410
Emerging Markets Equity Funds - 5.2%
VIP Emerging Markets Portfolio Initial Class	2,929	23,084
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,150)		101,494
Bond Funds - 14.9%
	Shares	Value
High Yield Bond Funds - 9.8%
VIP High Income Portfolio Initial Class	7,612	$ 43,919
Investment Grade Bond Funds - 5.1%
VIP Investment Grade Bond Portfolio Initial Class	1,705	22,687
TOTAL BOND FUNDS (Cost $55,537)		66,606
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $321,724)		445,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54)
NET ASSETS - 100%		$ 445,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $321,724) - See accompanying schedule		$ 445,708
Receivable for investments sold		2
Receivable for fund shares sold		139
Total assets		445,849

Liabilities
Payable for investments purchased	$ 84
Payable for fund shares redeemed	57
Distribution and service plan fees payable	54
Total liabilities		195

Net Assets		$ 445,654
Net Assets consist of:
Paid in capital		$ 320,537
Accumulated net investment loss		(238)
Accumulated undistributed net realized gain (loss) on investments		1,371
Net unrealized appreciation (depreciation) on investments		123,984
Net Assets		$ 445,654
Initial Class: Net Asset Value, offering price and redemption price per share ($114,098 ÷ 8,133 shares)		$ 14.03

Service Class: Net Asset Value, offering price and redemption price per share ($97,698 ÷ 6,966 shares)		$ 14.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($233,858 ÷ 16,695 shares)		$ 14.01

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19

Expenses
Distribution and service plan fees	$ 257
Total expenses		257
Net investment income (loss)		(238)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	958
Capital gain distributions from underlying funds	1,139
Total net realized gain (loss)		2,097
Change in net unrealized appreciation (depreciation) on underlying funds		29,165
Net gain (loss)		31,262
Net increase (decrease) in net assets resulting from operations		$ 31,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity VIP Freedom 2045 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (238)	$ 6,226
Net realized gain (loss)	2,097	10,806
Change in net unrealized appreciation (depreciation)	29,165	(34,585)
Net increase (decrease) in net assets resulting from operations	31,024	(17,553)
Distributions to shareholders from net investment income	-	(6,231)
Distributions to shareholders from net realized gain	(10,798)	(8,346)
Total distributions	(10,798)	(14,577)
Share transactions - net increase (decrease)	97,479	(3,769)
Total increase (decrease) in net assets	117,705	(35,899)

Net Assets
Beginning of period	327,949	363,848
End of period (including accumulated net investment loss of $238 and undistributed net investment income of $0, respectively)	$ 445,654	$ 327,949

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.27	.24	.26
Net realized and unrealized gain (loss)	1.09	(.89)	2.14	3.87
Total from investment operations	1.09	(.62)	2.38	4.13
Distributions from net investment income	-	(.28)	(.29)	(.26)
Distributions from net realized gain	(.44)	(.34)	(1.34)	(.01)
Total distributions	(.44)	(.61) I	(1.63)	(.27)
Net asset value, end of period	$ 14.03	$ 13.38	$ 14.61	$ 13.86
Total Return B, C	8.13%	(4.41)%	17.37%	41.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.01% A	1.88%	1.65%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114	$ 95	$ 121	$ 145
Portfolio turnover rate	24% A	29%	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.26	.22	.25
Net realized and unrealized gain (loss)	1.09	(.89)	2.14	3.87
Total from investment operations	1.08	(.63)	2.36	4.12
Distributions from net investment income	-	(.26)	(.28)	(.25)
Distributions from net realized gain	(.44)	(.34)	(1.34)	(.01)
Total distributions	(.44)	(.60)	(1.61) H	(.26)
Net asset value, end of period	$ 14.02	$ 13.38	$ 14.61	$ 13.86
Total Return B, C	8.05%	(4.52)%	17.23%	41.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	(.09)% A	1.78%	1.55%	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 90	$ 117	$ 141
Portfolio turnover rate	24% A	29%	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 14.61	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.23	.20	.24
Net realized and unrealized gain (loss)	1.09	(.88)	2.15	3.86
Total from investment operations	1.07	(.65)	2.35	4.10
Distributions from net investment income	-	(.25)	(.25)	(.24)
Distributions from net realized gain	(.44)	(.34)	(1.34)	(.01)
Total distributions	(.44)	(.58) H	(1.59)	(.25)
Net asset value, end of period	$ 14.01	$ 13.38	$ 14.61	$ 13.85
Total Return B, C	7.98%	(4.64)%	17.15%	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	(.24)% A	1.63%	1.40%	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 234	$ 143	$ 126	$ 141
Portfolio turnover rate	24% A	29%	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.58 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.0	10.3
VIP Equity-Income Portfolio Initial Class	11.8	12.2
VIP Growth & Income Portfolio Initial Class	13.3	12.3
VIP Growth Portfolio Initial Class	11.2	11.9
VIP Mid Cap Portfolio Initial Class	3.3	4.1
VIP Value Portfolio Initial Class	8.9	10.6
VIP Value Strategies Portfolio Initial Class	4.2	4.3
	63.7	65.7
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.0	17.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.3	4.5
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.0	10.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	3.0	1.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	63.7%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.0%

Six months ago
Domestic Equity Funds	65.7%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	4.5%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	1.9%

Expected
Domestic Equity Funds	63.1%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Domestic Equity Funds - 63.7%
VIP Contrafund Portfolio Initial Class	2,667	$ 67,172
VIP Equity-Income Portfolio Initial Class	3,652	72,202
VIP Growth & Income Portfolio Initial Class	5,848	80,817
VIP Growth Portfolio Initial Class	1,679	68,511
VIP Mid Cap Portfolio Initial Class	657	20,406
VIP Value Portfolio Initial Class	4,673	54,019
VIP Value Strategies Portfolio Initial Class	2,627	25,878
TOTAL DOMESTIC EQUITY FUNDS (Cost $281,657)		389,005
International Equity Funds - 23.3%

Developed International Equity Funds - 18.0%
VIP Overseas Portfolio Initial Class	7,545	109,710
Emerging Markets Equity Funds - 5.3%
VIP Emerging Markets Portfolio Initial Class	4,094	32,263
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $128,169)		141,973
Bond Funds - 13.0%
	Shares	Value
High Yield Bond Funds - 10.0%
VIP High Income Portfolio Initial Class	10,530	$ 60,758
Investment Grade Bond Funds - 3.0%
VIP Investment Grade Bond Portfolio Initial Class	1,389	18,484
TOTAL BOND FUNDS (Cost $68,104)		79,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $477,930)		610,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48)
NET ASSETS - 100%		$ 610,172
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $477,930) - See accompanying schedule		$ 610,220
Receivable for fund shares sold		857
Total assets		611,077

Liabilities
Payable for investments purchased	$ 751
Payable for fund shares redeemed	106
Distribution and service plan fees payable	48
Total liabilities		905

Net Assets		$ 610,172
Net Assets consist of:
Paid in capital		$ 483,243
Accumulated net investment loss		(254)
Accumulated undistributed net realized gain (loss) on investments		(5,107)
Net unrealized appreciation (depreciation) on investments		132,290
Net Assets		$ 610,172
Initial Class: Net Asset Value, offering price and redemption price per share ($307,889 ÷ 24,355 shares)		$ 12.64

Service Class: Net Asset Value, offering price and redemption price per share ($98,425 ÷ 7,787 shares)		$ 12.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($203,858 ÷ 16,157 shares)		$ 12.62

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30

Expenses
Distribution and service plan fees	$ 284
Total expenses		284
Net investment income (loss)		(254)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	609
Capital gain distributions from underlying funds	1,715
Total net realized gain (loss)		2,324
Change in net unrealized appreciation (depreciation) on underlying funds		40,724
Net gain (loss)		43,048
Net increase (decrease) in net assets resulting from operations		$ 42,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (254)	$ 9,097
Net realized gain (loss)	2,324	109,278
Change in net unrealized appreciation (depreciation)	40,724	(124,717)
Net increase (decrease) in net assets resulting from operations	42,794	(6,342)
Distributions to shareholders from net investment income	-	(9,104)
Distributions to shareholders from net realized gain	(69,963)	(51,618)
Total distributions	(69,963)	(60,722)
Share transactions - net increase (decrease)	130,520	(352,075)
Total increase (decrease) in net assets	103,351	(419,139)

Net Assets
Beginning of period	506,821	925,960
End of period (including accumulated net investment loss of $254 and undistributed net investment income of $0, respectively)	$ 610,172	$ 506,821

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 15.82	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.26	.39	.26
Net realized and unrealized gain (loss)	1.10	(1.03)	2.06	4.01
Total from investment operations	1.10	(.77)	2.45	4.27
Distributions from net investment income	-	(.28)	(.28)	(.25)
Distributions from net realized gain	(1.80)	(1.43)	(.36)	(.01)
Total distributions	(1.80)	(1.71)	(.64)	(.26)
Net asset value, end of period	$ 12.64	$ 13.34	$ 15.82	$ 14.01
Total Return B, C	8.27%	(4.93)%	17.58%	42.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.01% A	1.67%	2.64%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 308	$ 253	$ 666	$ 159
Portfolio turnover rate	35% A	92%	50%	4% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FFor the period April 8, 2009 (commencement of operations) to December 31, 2009. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 15.82	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.25	.37	.25
Net realized and unrealized gain (loss)	1.11	(1.04)	2.07	4.00
Total from investment operations	1.10	(.79)	2.44	4.25
Distributions from net investment income	-	(.26)	(.26)	(.24)
Distributions from net realized gain	(1.80)	(1.43)	(.36)	(.01)
Total distributions	(1.80)	(1.69)	(.62)	(.25)
Net asset value, end of period	$ 12.64	$ 13.34	$ 15.82	$ 14.00
Total Return B, C	8.27%	(5.06)%	17.53%	42.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	(.09)% A	1.57%	2.54%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 91	$ 118	$ 143
Portfolio turnover rate	35% A	92%	50%	4% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FFor the period April 8, 2009 (commencement of operations) to December 31, 2009. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 15.81	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.22	.35	.23
Net realized and unrealized gain (loss)	1.11	(1.02)	2.06	4.01
Total from investment operations	1.09	(.80)	2.41	4.24
Distributions from net investment income	-	(.25)	(.24)	(.23)
Distributions from net realized gain	(1.80)	(1.43)	(.36)	(.01)
Total distributions	(1.80)	(1.68)	(.60)	(.24)
Net asset value, end of period	$ 12.62	$ 13.33	$ 15.81	$ 14.00
Total Return B, C	8.20%	(5.16)%	17.30%	42.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	(.24)% A	1.42%	2.39%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204	$ 163	$ 142	$ 147
Portfolio turnover rate	35% A	92%	50%	4% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FFor the period April 8, 2009 (commencement of operations) to December 31, 2009. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Freedom Income PortfolioSM, VIP Freedom 2005 PortfolioSM, VIP Freedom 2010 PortfolioSM, VIP Freedom 2015 PortfolioSM, VIP Freedom 2020 PortfolioSM, VIP Freedom 2025 PortfolioSM, VIP Freedom 2030 PortfolioSM, VIP Freedom 2035 PortfolioSM, VIP Freedom 2040 PortfolioSM, VIP Freedom 2045 PortfolioSM and VIP Freedom 2050 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$ 21,914,521	$ 643,963	$ (465,432)	$ 178,531
VIP Freedom 2005	6,215,500	165,508	(464,188)	(298,680)
VIP Freedom 2010	198,563,062	9,291,915	(12,454,263)	(3,162,348)
VIP Freedom 2015	98,627,581	7,855,878	(6,815,931)	1,039,947
VIP Freedom 2020	570,742,356	39,969,402	(29,984,708)	9,984,694
VIP Freedom 2025	56,319,369	3,720,423	(3,468,067)	252,356
VIP Freedom 2030	147,016,437	8,919,882	(11,286,571)	(2,366,689)
VIP Freedom 2035	360,709	144,506	(4,444)	140,062
VIP Freedom 2040	5,982,206	225,389	(236,474)	(11,085)
VIP Freedom 2045	322,214	125,047	(1,553)	123,494
VIP Freedom 2050	481,559	134,746	(6,085)	128,661

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
	2018	Total with expiration
VIP Freedom 2005	$ (86,373)	$ (86,373)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
VIP Freedom 2005	$ (20,603)	$ (44,851)	$ (65,454)	$ (151,827)
VIP Freedom 2035	(2,237)	-	(2,237)	(2,237)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	5,615,100	5,315,989
VIP Freedom 2005	1,396,183	1,267,648
VIP Freedom 2010	28,421,868	22,479,748
VIP Freedom 2015	14,639,446	22,510,904
VIP Freedom 2020	86,307,954	48,508,189
VIP Freedom 2025	14,893,926	10,370,795
VIP Freedom 2030	31,319,791	14,182,333
VIP Freedom 2035	104,201	99,988
VIP Freedom 2040	4,559,480	1,460,834
VIP Freedom 2045	132,093	44,482
VIP Freedom 2050	161,311	99,272

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 1,048	$ 8,649	$ 9,697
VIP Freedom 2005	64	214	278
VIP Freedom 2010	11,055	180,589	191,644
VIP Freedom 2015	3,254	72,059	75,313
VIP Freedom 2020	20,006	583,718	603,724
VIP Freedom 2025	3,744	39,369	43,113
VIP Freedom 2030	15,262	86,042	101,304
VIP Freedom 2035	47	399	446
VIP Freedom 2040	1,222	256	1,478
VIP Freedom 2045	47	210	257
VIP Freedom 2050	47	237	284

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Income
Initial Class	-%	$ 20
Service Class	.10%	4
Service Class 2.25%		12
VIP Freedom 2005
Initial Class	-%	9
Service Class	.10%	1
Service Class 2.25%		-
VIP Freedom 2010
Initial Class	-%	40
Service Class	.10%	38
Service Class 2.25%		247
VIP Freedom 2015
Initial Class	-%	65
Service Class	.10%	11
Service Class 2.25%		101
VIP Freedom 2020
Initial Class	-%	92
Service Class	.10%	68
Service Class 2.25%		794

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
VIP Freedom 2025
Initial Class	-%	$ 28
Service Class	.10%	13
Service Class 2.25%		52
VIP Freedom 2030
Initial Class	-%	60
Service Class	.10%	51
Service Class 2.25%		116
VIP Freedom 2040
Initial Class	-%	3
Service Class	.10%	4
Service Class 2.25%		-

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom Income
From net investment income
Initial Class	$ -	$ 195,722
Service Class	-	37,230
Service Class 2	-	124,660
Total	$ -	$ 357,612
From net realized gain
Initial Class	$ 69,010	$ 40,602
Service Class	12,458	8,022
Service Class 2	40,270	29,827
Total	$ 121,738	$ 78,451
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 98,956
Service Class	-	2,218
Service Class 2	-	27,730
Total	$ -	$ 128,904
From net realized gain
Initial Class	$ -	$ 19,170
Service Class	-	458
Service Class 2	-	5,576
Total	$ -	$ 25,204
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 476,833
Service Class	-	427,907
Service Class 2	-	2,596,925
Total	$ -	$ 3,501,665
From net realized gain
Initial Class	$ 113,389	$ 116,725
Service Class	112,975	108,547
Service Class 2	748,609	704,729
Total	$ 974,973	$ 930,001

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 826,838
Service Class	-	171,855
Service Class 2	-	1,045,079
Total	$ -	$ 2,043,772
From net realized gain
Initial Class	$ 242,186	$ 200,335
Service Class	45,468	42,769
Service Class 2	368,362	287,397
Total	$ 656,016	$ 530,501
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 1,049,292
Service Class	-	778,227
Service Class 2	-	8,558,653
Total	$ -	$ 10,386,172
From net realized gain
Initial Class	$ 197,358	$ 181,696
Service Class	147,918	140,856
Service Class 2	1,748,409	1,638,020
Total	$ 2,093,685	$ 1,960,572
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 332,511
Service Class	-	150,864
Service Class 2	-	486,789
Total	$ -	$ 970,164
From net realized gain
Initial Class	$ 57,378	$ 50,800
Service Class	26,744	23,707
Service Class 2	106,456	83,667
Total	$ 190,578	$ 158,174
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 662,495
Service Class	-	589,888
Service Class 2	-	1,163,344
Total	$ -	$ 2,415,727
From net realized gain
Initial Class	$ 90,994	$ 92,441
Service Class	83,995	86,325
Service Class 2	178,253	181,772
Total	$ 353,242	$ 360,538
VIP Freedom 2035
From net investment income
Initial Class	$ -	$ 1,899
Service Class	-	1,654
Service Class 2	-	4,689
Total	$ -	$ 8,242
From net realized gain
Initial Class	$ -	$ 445
Service Class	-	420
Service Class 2	-	1,182
Total	$ -	$ 2,047

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom 2040
From net investment income
Initial Class	$ -	$ 31,680
Service Class	-	20,912
Service Class 2	-	2,975
Total	$ -	$ 55,567
From net realized gain
Initial Class	$ 1,228	$ 2,544
Service Class	805	1,743
Service Class 2	108	269
Total	$ 2,141	$ 4,556
VIP Freedom 2045
From net investment income
Initial Class	$ -	$ 1,932
Service Class	-	1,740
Service Class 2	-	2,559
Total	$ -	$ 6,231
From net realized gain
Initial Class	$ 3,097	$ 2,739
Service Class	2,952	2,654
Service Class 2	4,749	2,953
Total	$ 10,798	$ 8,346
VIP Freedom 2050
From net investment income
Initial Class	$ -	$ 4,684
Service Class	-	1,588
Service Class 2	-	2,832
Total	$ -	$ 9,104
From net realized gain
Initial Class	$ 34,980	$ 26,549
Service Class	12,273	8,828
Service Class 2	22,710	16,241
Total	$ 69,963	$ 51,618

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom Income
Initial Class
Shares sold	286,468	543,622	$ 2,983,469	$ 5,666,542
Reinvestment of distributions	6,642	23,169	69,010	236,324
Shares redeemed	(150,694)	(582,469)	(1,572,339)	(6,065,963)
Net increase (decrease)	142,416	(15,678)	$ 1,480,140	$ (163,097)
Service Class
Shares sold	45,250	316,591	$ 472,609	$ 3,328,350
Reinvestment of distributions	1,199	4,432	12,458	45,252
Shares redeemed	(77,795)	(92,529)	(809,400)	(964,609)
Net increase (decrease)	(31,346)	228,494	$ (324,333)	$ 2,408,993
Service Class 2
Shares sold	165,971	402,000	$ 1,724,388	$ 4,158,851
Reinvestment of distributions	3,891	15,190	40,270	154,487
Shares redeemed	(248,400)	(371,665)	(2,560,519)	(3,842,928)
Net increase (decrease)	(78,538)	45,525	$ (795,861)	$ 470,410

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom 2005
Initial Class
Shares sold	92,959	127,726	$ 961,429	$ 1,305,070
Reinvestment of distributions	-	11,980	-	118,126
Shares redeemed	(80,880)	(178,877)	(829,717)	(1,815,207)
Net increase (decrease)	12,079	(39,171)	$ 131,712	$ (392,011)
Service Class
Shares sold	3,052	7,624	$ 30,356	$ 77,113
Reinvestment of distributions	-	271	-	2,676
Shares redeemed	(475)	(16,002)	(4,884)	(161,474)
Net increase (decrease)	2,577	(8,107)	$ 25,472	$ (81,685)
Service Class 2
Shares sold	3,078	142,912	$ 31,585	$ 1,423,341
Reinvestment of distributions	-	3,381	-	33,306
Shares redeemed	(8,074)	(138,887)	(80,847)	(1,369,739)
Net increase (decrease)	(4,996)	7,406	$ (49,262)	$ 86,908
VIP Freedom 2010
Initial Class
Shares sold	427,134	464,447	$ 4,624,080	$ 4,963,243
Reinvestment of distributions	10,548	57,516	113,389	593,558
Shares redeemed	(333,917)	(482,640)	(3,592,680)	(5,181,548)
Net increase (decrease)	103,765	39,323	$ 1,144,789	$ 375,253
Service Class
Shares sold	259,583	588,287	$ 2,817,041	$ 6,354,925
Reinvestment of distributions	10,519	52,037	112,975	536,454
Shares redeemed	(335,917)	(425,148)	(3,601,471)	(4,547,355)
Net increase (decrease)	(65,815)	215,176	$ (671,455)	$ 2,344,024
Service Class 2
Shares sold	1,251,416	3,362,539	$ 13,370,460	$ 35,801,452
Reinvestment of distributions	69,963	321,514	748,609	3,301,654
Shares redeemed	(769,126)	(1,562,905)	(8,224,078)	(16,621,602)
Net increase (decrease)	552,253	2,121,148	$ 5,894,991	$ 22,481,504
VIP Freedom 2015
Initial Class
Shares sold	313,430	850,771	$ 3,426,537	$ 9,246,584
Reinvestment of distributions	22,363	98,957	242,186	1,027,173
Shares redeemed	(711,573)	(901,866)	(7,719,659)	(9,801,615)
Net increase (decrease)	(375,780)	47,862	$ (4,050,936)	$ 472,142
Service Class
Shares sold	253,195	717,209	$ 2,766,251	$ 7,691,501
Reinvestment of distributions	4,202	20,697	45,468	214,624
Shares redeemed	(514,220)	(246,215)	(5,621,855)	(2,641,295)
Net increase (decrease)	(256,823)	491,691	$ (2,810,136)	$ 5,264,830
Service Class 2
Shares sold	455,420	1,160,410	$ 4,912,034	$ 12,483,558
Reinvestment of distributions	34,139	128,866	368,362	1,332,475
Shares redeemed	(550,324)	(1,214,512)	(5,956,397)	(13,110,493)
Net increase (decrease)	(60,765)	74,764	$ (676,001)	$ 705,540

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom 2020
Initial Class
Shares sold	963,124	1,431,567	$ 10,391,589	$ 15,478,055
Reinvestment of distributions	18,359	120,449	197,358	1,230,988
Shares redeemed	(483,357)	(1,147,522)	(5,214,478)	(12,307,636)
Net increase (decrease)	498,126	404,494	$ 5,374,469	$ 4,401,407
Service Class
Shares sold	492,080	1,052,615	$ 5,311,363	$ 11,359,843
Reinvestment of distributions	13,785	90,106	147,918	919,083
Shares redeemed	(337,703)	(674,788)	(3,621,151)	(7,210,331)
Net increase (decrease)	168,162	467,933	$ 1,838,130	$ 5,068,595
Service Class 2
Shares sold	3,827,689	13,613,924	$ 40,956,524	$ 144,846,404
Reinvestment of distributions	163,403	1,002,623	1,748,409	10,196,673
Shares redeemed	(1,090,091)	(2,071,647)	(11,663,684)	(21,956,318)
Net increase (decrease)	2,901,001	12,544,900	$ 31,041,249	$ 133,086,759
VIP Freedom 2025
Initial Class
Shares sold	97,736	316,493	$ 1,039,400	$ 3,360,409
Reinvestment of distributions	5,393	38,255	57,378	383,311
Shares redeemed	(114,960)	(460,823)	(1,224,358)	(4,896,785)
Net increase (decrease)	(11,831)	(106,075)	$ (127,580)	$ (1,153,065)
Service Class
Shares sold	336,839	664,334	$ 3,634,794	$ 6,956,093
Reinvestment of distributions	2,518	17,440	26,744	174,571
Shares redeemed	(392,941)	(103,678)	(4,267,181)	(1,089,627)
Net increase (decrease)	(53,584)	578,096	$ (605,643)	$ 6,041,037
Service Class 2
Shares sold	811,101	722,933	$ 8,538,590	$ 7,498,084
Reinvestment of distributions	10,062	57,217	106,456	570,455
Shares redeemed	(315,093)	(366,230)	(3,361,740)	(3,841,573)
Net increase (decrease)	506,070	413,920	$ 5,283,306	$ 4,226,966
VIP Freedom 2030
Initial Class
Shares sold	612,170	804,180	$ 6,348,462	$ 8,224,380
Reinvestment of distributions	8,809	77,829	90,994	754,936
Shares redeemed	(158,837)	(558,805)	(1,642,374)	(5,715,678)
Net increase (decrease)	462,142	323,204	$ 4,797,082	$ 3,263,638
Service Class
Shares sold	453,448	1,124,643	$ 4,728,138	$ 11,604,879
Reinvestment of distributions	8,139	69,785	83,995	676,213
Shares redeemed	(511,079)	(503,954)	(5,342,541)	(5,160,071)
Net increase (decrease)	(49,492)	690,474	$ (530,408)	$ 7,121,021
Service Class 2
Shares sold	1,676,971	2,397,724	$ 17,218,480	$ 24,438,048
Reinvestment of distributions	17,323	139,102	178,253	1,345,116
Shares redeemed	(442,956)	(1,233,591)	(4,569,533)	(12,571,282)
Net increase (decrease)	1,251,338	1,303,235	$ 12,827,200	$ 13,211,882

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom 2035
Initial Class
Shares sold	1,053	517	$ 15,346	$ 7,378
Reinvestment of distributions	-	168	-	2,344
Shares redeemed	(259)	(1,837)	(3,840)	(27,110)
Net increase (decrease)	794	(1,152)	$ 11,506	$ (17,388)
Service Class
Shares sold.	-	-	$ -	$ -
Reinvestment of distributions	-	148	-	2,074
Shares redeemed	-	(1,496)	-	(22,170)
Net increase (decrease)	-	(1,348)	$ -	$ (20,096)
Service Class 2
Shares sold	4,046	16,012	$ 59,750	$ 233,514
Reinvestment of distributions	-	420	-	5,871
Shares redeemed	(4,744)	(10,794)	(68,424)	(152,907)
Net increase (decrease)	(698)	5,638	$ (8,674)	$ 86,478
VIP Freedom 2040
Initial Class
Shares sold	101,170	114,034	$ 1,445,610	$ 1,616,680
Reinvestment of distributions	87	2,599	1,228	34,224
Shares redeemed	(66,646)	(17,949)	(947,024)	(248,395)
Net increase (decrease)	34,611	98,684	$ 499,814	$ 1,402,509
Service Class
Shares sold	186,591	111,915	$ 2,728,966	$ 1,670,332
Reinvestment of distributions	57	1,720	805	22,655
Shares redeemed	(22,288)	(41,524)	(314,472)	(597,686)
Net increase (decrease)	164,360	72,111	$ 2,415,299	$ 1,095,301
Service Class 2
Shares sold	13,033	5,669	$ 185,733	$ 78,289
Reinvestment of distributions	8	247	108	3,244
Shares redeemed	(656)	(5,726)	(9,192)	(77,298)
Net increase (decrease)	12,385	190	$ 176,649	$ 4,235
VIP Freedom 2045
Initial Class
Shares sold	953	215	$ 12,983	$ 3,017
Reinvestment of distributions	221	328	3,097	4,671
Shares redeemed	(120)	(1,725)	(1,685)	(24,843)
Net increase (decrease)	1,054	(1,182)	$ 14,395	$ (17,155)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	211	308	2,952	4,394
Shares redeemed	-	(1,560)	-	(22,468)
Net increase (decrease)	211	(1,252)	$ 2,952	$ (18,074)
Service Class 2
Shares sold	8,378	5,549	$ 113,452	$ 79,835
Reinvestment of distributions	339	390	4,749	5,512
Shares redeemed	(2,699)	(3,892)	(38,069)	(53,887)
Net increase (decrease)	6,018	2,047	$ 80,132	$ 31,460

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP Freedom 2050
Initial Class
Shares sold	8,062	25,741	$ 103,935	$ 405,897
Reinvestment of distributions	2,772	2,281	34,980	31,233
Shares redeemed	(5,419)	(51,164)	(70,717)	(826,168)
Net increase (decrease)	5,415	(23,142)	$ 68,198	$ (389,038)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	973	770	12,273	10,416
Shares redeemed	-	(1,439)	-	(22,752)
Net increase (decrease)	973	(669)	$ 12,273	$ (12,336)
Service Class 2
Shares sold	2,623	6,757	$ 33,901	$ 103,745
Reinvestment of distributions	1,801	1,417	22,710	19,073
Shares redeemed	(510)	(4,906)	(6,562)	(73,519)
Net increase (decrease)	3,914	3,268	$ 50,049	$ 49,299

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 24% of the total outstanding shares of VIP Value Portfolio, and approximately 21% of the total outstanding shares of VIP Emerging Markets Portfolio.

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	40
VIP Value Portfolio	46

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated%	Number of Unaffiliated Shareholders	Unaffiliated Shareholders%
VIP Freedom Income	53	1	16
VIP Freedom 2005	95	-	-
VIP Freedom 2010	-	1	74
VIP Freedom 2015	30	1	35
VIP Freedom 2020	-	1	76
VIP Freedom 2025	22	3	58
VIP Freedom 2030	11	2	61
VIP Freedom 2035	42	2	46
VIP Freedom 2040	-	3	90
VIP Freedom 2045	60	2	29
VIP Freedom 2050	28	2	62

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0812
1.819548.108

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Lifetime Income I Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income II Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income III Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,052.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,057.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.1	4.8
VIP Equity-Income Portfolio Investor Class	5.5	5.8
VIP Growth & Income Portfolio Investor Class	6.1	5.8
VIP Growth Portfolio Investor Class	5.2	5.6
VIP Mid Cap Portfolio Investor Class	1.5	1.9
VIP Value Portfolio Investor Class	4.1	4.9
VIP Value Strategies Portfolio Investor Class	2.0	2.0
	29.5	30.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	8.3	8.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.5	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	39.9	39.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	14.8	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
Developed International Equity Funds	8.3%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	39.9%
Short-Term Funds	14.8%

Six months ago
Domestic Equity Funds	30.8%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	39.1%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	27.8%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	42.1%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
Domestic Equity Funds - 29.5%
VIP Contrafund Portfolio Investor Class	23,322	$ 585,148
VIP Equity-Income Portfolio Investor Class	31,827	627,310
VIP Growth & Income Portfolio Investor Class	51,131	705,102
VIP Growth Portfolio Investor Class	14,616	594,588
VIP Mid Cap Portfolio Investor Class	5,682	176,035
VIP Value Portfolio Investor Class	40,458	466,888
VIP Value Strategies Portfolio Investor Class	22,928	224,919
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,715,901)		3,379,990
International Equity Funds - 10.8%

Developed International Equity Funds - 8.3%
VIP Overseas Portfolio Investor Class R	65,737	953,186
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R	35,750	280,640
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,546,549)		1,233,826
Bond Funds - 44.9%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	100,341	$ 576,960
Investment Grade Bond Funds - 39.9%
VIP Investment Grade Bond Portfolio Investor Class	344,702	4,570,745
TOTAL BOND FUNDS (Cost $4,990,759)		5,147,705
Short-Term Funds - 14.8%

VIP Money Market Portfolio Investor Class (Cost $1,697,468)	1,697,468	1,697,468
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,950,677)	11,458,989
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 11,458,995
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $11,950,677) - See accompanying schedule	$ 11,458,989
Receivable for investments sold	192
Total assets	11,459,181

Liabilities
Payable for fund shares redeemed	186

Net Assets	$ 11,458,995
Net Assets consist of:
Paid in capital	$ 11,935,765
Undistributed net investment income	1,469
Accumulated undistributed net realized gain (loss) on investments	13,449
Net unrealized appreciation (depreciation) on investments	(491,688)
Net Assets, for 1,134,781 shares outstanding	$ 11,458,995
Net Asset Value, offering price and redemption price per share ($11,458,995 ÷ 1,134,781 shares)	$ 10.10

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,469

Expenses
Independent trustees' compensation	$ 20
Total expenses before reductions	20
Expense reductions	(20)	0
Net investment income (loss)		1,469
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,285
Capital gain distributions from underlying funds	46,638
Total net realized gain (loss)		67,923
Change in net unrealized appreciation (depreciation) on underlying funds		497,562
Net gain (loss)		565,485
Net increase (decrease) in net assets resulting from operations		$ 566,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,469	$ 231,643
Net realized gain (loss)	67,923	130,438
Change in net unrealized appreciation (depreciation)	497,562	(302,019)
Net increase (decrease) in net assets resulting from operations	566,954	60,062
Distributions to shareholders from net investment income	-	(231,878)
Distributions to shareholders from net realized gain	(64,764)	(68,922)
Total distributions	(64,764)	(300,800)
Share transactions Proceeds from sales of shares	552,219	1,633,322
Reinvestment of distributions	64,764	300,800
Cost of shares redeemed	(406,952)	(1,291,500)
Net increase (decrease) in net assets resulting from share transactions	210,031	642,622
Total increase (decrease) in net assets	712,221	401,884

Net Assets
Beginning of period	10,746,774	10,344,890
End of period (including undistributed net investment income of $1,469 and $0, respectively)	$ 11,458,995	$ 10,746,774
Other Information Shares
Sold	54,751	165,152
Issued in reinvestment of distributions	6,483	31,148
Redeemed	(40,612)	(129,343)
Net increase (decrease)	20,622	66,957

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.88	$ 9.13	$ 7.81	$ 11.21	$ 10.98
Income from Investment Operations
Net investment income (loss) E	- I	.22	.21	.36	.33	.36
Net realized and unrealized gain (loss)	.51	(.17)	.87	1.40	(2.85)	.53
Total from investment operations	.51	.05	1.08	1.76	(2.52)	.89
Distributions from net investment income	-	(.21)	(.22)	(.36)	(.37)	(.34)
Distributions from net realized gain	(.06)	(.06)	(.11)	(.08)	(.51)	(.32)
Total distributions	(.06)	(.28) J	(.33)	(.44)	(.88)	(.66)
Net asset value, end of period	$ 10.10	$ 9.65	$ 9.88	$ 9.13	$ 7.81	$ 11.21
Total Return B, C, D	5.26%	.48%	11.84%	22.76%	(22.68)%	8.16%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	2.25%	2.26%	4.28%	3.31%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,459	$ 10,747	$ 10,345	$ 8,773	$ 7,648	$ 12,533
Portfolio turnover rate	19% A	17%	26%	20%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	5.5
VIP Equity-Income Portfolio Investor Class	6.4	6.6
VIP Growth & Income Portfolio Investor Class	7.2	6.7
VIP Growth Portfolio Investor Class	6.1	6.4
VIP Mid Cap Portfolio Investor Class	1.8	2.2
VIP Value Portfolio Investor Class	4.7	5.6
VIP Value Strategies Portfolio Investor Class	2.3	2.3
	34.4	35.3
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.7	9.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.9	2.1
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.4
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	38.8	39.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.1	8.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.4%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	38.8%
Short-Term Funds	9.1%

Six months ago
Domestic Equity Funds	35.3%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	39.3%
Short-Term Funds	8.6%

Expected
Domestic Equity Funds	33.8%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	39.4%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.4%
	Shares	Value
Domestic Equity Funds - 34.4%
VIP Contrafund Portfolio Investor Class	44,607	$ 1,119,182
VIP Equity-Income Portfolio Investor Class	60,820	1,198,766
VIP Growth & Income Portfolio Investor Class	97,691	1,347,161
VIP Growth Portfolio Investor Class	27,996	1,138,860
VIP Mid Cap Portfolio Investor Class	10,880	337,048
VIP Value Portfolio Investor Class	77,465	893,948
VIP Value Strategies Portfolio Investor Class	43,765	429,331
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,255,076)		6,464,296
International Equity Funds - 12.6%

Developed International Equity Funds - 9.7%
VIP Overseas Portfolio Investor Class R	125,754	1,823,432
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	68,407	536,994
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,090,303)		2,360,426
Bond Funds - 43.9%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	167,449	$ 962,832
Investment Grade Bond Funds - 38.8%
VIP Investment Grade Bond Portfolio Investor Class	550,027	7,293,362
TOTAL BOND FUNDS (Cost $7,993,327)		8,256,194
Short-Term Funds - 9.1%

VIP Money Market Portfolio Investor Class (Cost $1,707,473)	1,707,473	1,707,473
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,046,179)	18,788,389
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100%	$ 18,788,394
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $20,046,179) - See accompanying schedule	$ 18,788,389
Cash	1
Receivable for investments sold	311
Total assets	18,788,701

Liabilities
Payable for fund shares redeemed	307

Net Assets	$ 18,788,394
Net Assets consist of:
Paid in capital	$ 20,775,897
Undistributed net investment income	1,623
Accumulated undistributed net realized gain (loss) on investments	(731,336)
Net unrealized appreciation (depreciation) on investments	(1,257,790)
Net Assets, for 1,860,806 shares outstanding	$ 18,788,394
Net Asset Value, offering price and redemption price per share ($18,788,394 ÷ 1,860,806 shares)	$ 10.10

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,623

Expenses
Independent trustees' compensation	$ 31
Total expenses before reductions	31
Expense reductions	(31)	0
Net investment income (loss)		1,623
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	51,188
Capital gain distributions from underlying funds	76,426
Total net realized gain (loss)		127,614
Change in net unrealized appreciation (depreciation) on underlying funds		843,040
Net gain (loss)		970,654
Net increase (decrease) in net assets resulting from operations		$ 972,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,623	$ 371,217
Net realized gain (loss)	127,614	153,912
Change in net unrealized appreciation (depreciation)	843,040	(516,144)
Net increase (decrease) in net assets resulting from operations	972,277	8,985
Distributions to shareholders from net investment income	-	(372,166)
Distributions to shareholders from net realized gain	-	(74,433)
Total distributions	-	(446,599)
Share transactions Proceeds from sales of shares	2,005,159	3,096,734
Reinvestment of distributions	-	446,599
Cost of shares redeemed	(782,589)	(1,149,414)
Net increase (decrease) in net assets resulting from share transactions	1,222,570	2,393,919
Total increase (decrease) in net assets	2,194,847	1,956,305

Net Assets
Beginning of period	16,593,547	14,637,242
End of period (including undistributed net investment income of $1,623 and $0, respectively)	$ 18,788,394	$ 16,593,547
Other Information Shares
Sold	200,640	312,697
Issued in reinvestment of distributions	-	46,764
Redeemed	(78,205)	(115,460)
Net increase (decrease)	122,435	244,001

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.79	$ 8.90	$ 7.42	$ 11.68	$ 11.36
Income from Investment Operations
Net investment income (loss) E	- I	.23	.21	.34	.29	.32
Net realized and unrealized gain (loss)	.55	(.21)	.95	1.59	(3.57)	.77
Total from investment operations	.55	.02	1.16	1.93	(3.28)	1.09
Distributions from net investment income	-	(.22)	(.22)	(.36)	(.34)	(.30)
Distributions from net realized gain	-	(.04)	(.05)	(.09)	(.64)	(.48)
Total distributions	-	(.26)	(.27)	(.45)	(.98)	(.77) J
Net asset value, end of period	$ 10.10	$ 9.55	$ 9.79	$ 8.90	$ 7.42	$ 11.68
Total Return B, C, D	5.76%	.25%	12.99%	26.44%	(28.49)%	9.67%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.33%	2.22%	4.25%	2.91%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,788	$ 16,594	$ 14,637	$ 14,172	$ 12,892	$ 22,701
Portfolio turnover rate	20% A	12%	23%	21%	25%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.9	8.2
VIP Equity-Income Portfolio Investor Class	9.6	9.8
VIP Growth & Income Portfolio Investor Class	10.7	9.9
VIP Growth Portfolio Investor Class	9.1	9.5
VIP Mid Cap Portfolio Investor Class	2.7	3.2
VIP Value Portfolio Investor Class	7.1	8.3
VIP Value Strategies Portfolio Investor Class	3.4	3.3
	51.5	52.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.5	13.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.3	3.2
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.8
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	22.2	23.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.5%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.2%

Six months ago
Domestic Equity Funds	52.2%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	23.1%

Expected
Domestic Equity Funds	50.9%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.9%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Domestic Equity Funds - 51.5%
VIP Contrafund Portfolio Investor Class	27,153	$ 681,270
VIP Equity-Income Portfolio Investor Class	37,072	730,697
VIP Growth & Income Portfolio Investor Class	59,556	821,282
VIP Growth Portfolio Investor Class	17,052	693,659
VIP Mid Cap Portfolio Investor Class	6,625	205,233
VIP Value Portfolio Investor Class	47,101	543,549
VIP Value Strategies Portfolio Investor Class	26,665	261,586
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,343,554)		3,937,276
International Equity Funds - 18.8%

Developed International Equity Funds - 14.5%
VIP Overseas Portfolio Investor Class R	76,632	1,111,157
Emerging Markets Equity Funds - 4.3%
VIP Emerging Markets Portfolio Investor Class R	41,602	326,573
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,841,477)		1,437,730
Bond Funds - 29.7%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	99,624	$ 572,839
Investment Grade Bond Funds - 22.2%
VIP Investment Grade Bond Portfolio Investor Class	127,952	1,696,651
TOTAL BOND FUNDS (Cost $2,232,497)		2,269,490
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,417,528)	7,644,496
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100%	$ 7,644,494
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $8,417,528) - See accompanying schedule		$ 7,644,496
Receivable for fund shares sold		233,832
Total assets		7,878,328

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	233,833
Total liabilities		233,834

Net Assets		$ 7,644,494
Net Assets consist of:
Paid in capital		$ 8,517,042
Undistributed net investment income		294
Accumulated undistributed net realized gain (loss) on investments		(99,810)
Net unrealized appreciation (depreciation) on investments		(773,032)
Net Assets, for 798,803 shares outstanding		$ 7,644,494
Net Asset Value, offering price and redemption price per share ($7,644,494 ÷ 798,803 shares)		$ 9.57

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 294

Expenses
Independent trustees' compensation	$ 12
Total expenses before reductions	12
Expense reductions	(12)	0
Net investment income (loss)		294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,009
Capital gain distributions from underlying funds	28,544
Total net realized gain (loss)		51,553
Change in net unrealized appreciation (depreciation) on underlying funds		451,871
Net gain (loss)		503,424
Net increase (decrease) in net assets resulting from operations		$ 503,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 294	$ 149,218
Net realized gain (loss)	51,553	23,878
Change in net unrealized appreciation (depreciation)	451,871	(324,508)
Net increase (decrease) in net assets resulting from operations	503,718	(151,412)
Distributions to shareholders from net investment income	-	(149,868)
Distributions to shareholders from net realized gain	-	(20,877)
Total distributions	-	(170,745)
Share transactions Proceeds from sales of shares	571,647	1,044,709
Reinvestment of distributions	-	170,745
Cost of shares redeemed	(254,913)	(809,829)
Net increase (decrease) in net assets resulting from share transactions	316,734	405,625
Total increase (decrease) in net assets	820,452	83,468

Net Assets
Beginning of period	6,824,042	6,740,574
End of period (including undistributed net investment income of $294 and $0, respectively)	$ 7,644,494	$ 6,824,042
Other Information Shares
Sold	60,782	111,015
Issued in reinvestment of distributions	-	19,120
Redeemed	(26,688)	(84,793)
Net increase (decrease)	34,094	45,342

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 9.37	$ 8.28	$ 6.72	$ 11.90	$ 11.56
Income from Investment Operations
Net investment income (loss) E	- I	.20	.18	.24	.24	.29
Net realized and unrealized gain (loss)	.65	(.42)	1.14	1.76	(4.36)	.96
Total from investment operations	.65	(.22)	1.32	2.00	(4.12)	1.25
Distributions from net investment income	-	(.20)	(.19)	(.26)	(.27)	(.29)
Distributions from net realized gain	-	(.03)	(.04)	(.18)	(.79)	(.62)
Total distributions	-	(.23)	(.23)	(.44)	(1.06)	(.91)
Net asset value, end of period	$ 9.57	$ 8.92	$ 9.37	$ 8.28	$ 6.72	$ 11.90
Total Return B, C, D	7.29%	(2.36)%	15.98%	30.34%	(35.25)%	10.88%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.01% A	2.13%	2.03%	3.33%	2.43%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,644	$ 6,824	$ 6,741	$ 6,630	$ 5,419	$ 11,085
Portfolio turnover rate	18% A	16%	20%	10%	20%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$ 12,002,511	$ 352,784	$ (896,306)	$ (543,522)
VIP Freedom Lifetime Income II	20,193,988	534,254	(1,939,853)	(1,405,599)
VIP Freedom Lifetime Income III	8,477,935	238,205	(1,071,644)	(833,439)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total with expiration
VIP Freedom Lifetime Income II	$ (422,746)	$ (289,171)	$ (711,917)
VIP Freedom Lifetime Income III	-	(83,080)	(83,080)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	1,254,882	1,061,510
VIP Freedom Lifetime Income II	3,153,314	1,852,694
VIP Freedom Lifetime Income III	1,009,545	663,973

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	.00%	$ 20
VIP Freedom Lifetime Income II	.00%	31
VIP Freedom Lifetime Income III	.00%	12

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0812
1.816202.106

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 50% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 60% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 70% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager 85% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,030.00	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2.35%
Actual		$ 1,000.00	$ 1,029.10	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,030.00	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,051.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2.35%
Actual		$ 1,000.00	$ 1,051.30	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,051.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,055.60	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2.35%
Actual		$ 1,000.00	$ 1,054.60	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,056.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,063.10	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2.35%
Actual		$ 1,000.00	$ 1,063.20	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,064.20	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,066.50	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2.35%
Actual		$ 1,000.00	$ 1,065.50	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,066.40	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.1	0.1
Fidelity Banking Portfolio	0.7	0.6
Fidelity Biotechnology Portfolio	0.3	0.0 *
Fidelity Blue Chip Growth Fund	0.0 *	0.0 *
Fidelity Brokerage & Investment Management Portfolio	0.3	0.1
Fidelity Capital Appreciation Fund	0.6	0.0
Fidelity Chemicals Portfolio	0.0 *	0.3
Fidelity Commodity Strategy Fund	0.0 *	0.0 *
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	0.4	0.3
Fidelity Construction & Housing Portfolio	0.4	0.1
Fidelity Consumer Discretionary Portfolio	0.7	0.9
Fidelity Consumer Finance Portfolio	0.2	0.2
Fidelity Consumer Staples Portfolio	1.7	1.6
Fidelity Contrafund	0.0 *	0.1
Fidelity Defense & Aerospace Portfolio	0.0 *	0.0 *
Fidelity Disciplined Equity Fund	0.0 *	0.0 *
Fidelity Dividend Growth Fund	0.0 *	0.1
Fidelity Electronics Portfolio	0.4	0.4
Fidelity Energy Portfolio	0.5	1.0
Fidelity Energy Service Portfolio	0.4	0.1
Fidelity Environmental & Alternative Energy Portfolio	0.0 *	0.0 *
Fidelity Equity-Income Fund	0.0 *	0.0 *
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	0.2	0.3
Fidelity Fund	0.0 *	0.0 *
Fidelity Global Commodity Stock Fund	0.0 *	0.0 *
Fidelity Gold Portfolio	0.4	1.4
Fidelity Growth Company Fund	0.0 *	0.0 *
Fidelity Health Care Portfolio	1.3	1.1
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	0.4	0.4
Fidelity Industrials Portfolio	0.9	0.9
Fidelity Insurance Portfolio	0.5	0.5
Fidelity IT Services Portfolio	0.5	0.3

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	0.0 *	0.1
Fidelity Large Cap Value Fund	0.0 *	0.0 *
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.0 *	0.0 *
Fidelity Medical Delivery Portfolio	0.1	0.3
Fidelity Medical Equipment & Systems Portfolio	0.0 *	0.1
Fidelity Mega Cap Stock Fund	0.2	0.2
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Multimedia Portfolio	0.2	0.2
Fidelity Natural Gas Portfolio	0.0 *	0.0
Fidelity Natural Resources Portfolio	0.0 *	0.0 *
Fidelity Pharmaceuticals Portfolio	0.4	0.4
Fidelity Real Estate Investment Portfolio	0.3	0.3
Fidelity Retailing Portfolio	0.3	0.2
Fidelity Small Cap Growth Fund	0.0 *	0.0 *
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.0 *	0.0 *
Fidelity Software & Computer Services Portfolio	1.2	1.1
Fidelity Technology Portfolio	0.2	0.6
Fidelity Telecom and Utilities Fund	0.7	0.5
Fidelity Telecommunications Portfolio	0.1	0.5
Fidelity Transportation Portfolio	0.1	0.1
Fidelity Utilities Portfolio	0.1	0.3
Spartan Extended Market Index Fund Investor Class	0.0 *	0.1
Spartan Total Market Index Fund Investor Class	0.0 *	0.0 *
VIP Energy Portfolio Investor Class	0.4	0.5
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	15.6	16.7
International Equity Funds
Fidelity Canada Fund	0.0 *	0.1
Fidelity Diversified International Fund	0.6	0.5
Fidelity Emerging Asia Fund	0.1	0.5
Fidelity Emerging Markets Fund	0.0 *	0.0 *
Fidelity International Capital Appreciation Fund	0.2	0.0 *
Fidelity International Discovery Fund	0.0 *	0.4
Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity International Real Estate Fund	0.1	0.0 *
Fidelity International Small Cap Fund	0.0 *	0.1
Fidelity International Small Cap Opportunities Fund	0.3	0.4
Fidelity International Value Fund	0.1	0.4
Fidelity Japan Fund	0.1	0.1
Fidelity Japan Smaller Companies Fund	0.1	0.2
Fidelity Nordic Fund	0.2	0.3
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	1.0	1.4
	3.0	4.6
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.7	2.9
Fidelity Focused High Income Fund	0.3	0.3
Fidelity High Income Fund	1.8	2.1
Fidelity New Markets Income Fund	0.9	0.9
Fidelity Real Estate Income Fund	0.2	0.4
Spartan U.S. Bond Index Fund Investor Class	49.7	50.1
	55.6	56.7
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	2.2	2.4
Fidelity Institutional Prime Money Market Portfolio Class I	21.4	17.2
Fidelity Select Money Market Portfolio	2.2	2.4
	25.8	22.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2012
Domestic Equity Funds	15.6%
International Equity Funds	3.0%
Fixed Income Funds	55.6%
Money Market Funds	25.8%

As of December 31, 2011
Domestic Equity Funds	16.7%
International Equity Funds	4.6%
Fixed Income Funds	56.7%
Money Market Funds	22.0%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 18.6%
	Shares	Value
Domestic Equity Funds - 15.6%
Fidelity 130/30 Large Cap Fund	2,955	$ 21,274
Fidelity Air Transportation Portfolio	7,451	285,522
Fidelity Automotive Portfolio	7,843	258,114
Fidelity Banking Portfolio	222,453	4,150,980
Fidelity Biotechnology Portfolio	18,777	1,960,129
Fidelity Blue Chip Growth Fund	501	23,492
Fidelity Brokerage & Investment Management Portfolio	43,982	1,940,911
Fidelity Capital Appreciation Fund	113,451	3,217,456
Fidelity Chemicals Portfolio	1,625	176,961
Fidelity Commodity Strategy Fund	1,164	9,373
Fidelity Communications Equipment Portfolio	44,203	911,466
Fidelity Computers Portfolio (a)	37,413	2,281,836
Fidelity Construction & Housing Portfolio	49,741	2,094,578
Fidelity Consumer Discretionary Portfolio	164,104	4,307,724
Fidelity Consumer Finance Portfolio	106,320	1,407,678
Fidelity Consumer Staples Portfolio	126,359	9,850,948
Fidelity Contrafund	3,266	244,305
Fidelity Defense & Aerospace Portfolio	1,204	98,118
Fidelity Disciplined Equity Fund	2,072	48,236
Fidelity Dividend Growth Fund	2,115	59,521
Fidelity Electronics Portfolio	48,766	2,271,510
Fidelity Energy Portfolio	66,745	3,126,347
Fidelity Energy Service Portfolio (a)	37,250	2,206,699
Fidelity Environmental & Alternative Energy Portfolio	10,901	167,870
Fidelity Equity-Income Fund	683	30,402
Fidelity Equity-Income II Fund	697	13,131
Fidelity Financial Services Portfolio	22,936	1,289,898
Fidelity Fund	645	22,275
Fidelity Global Commodity Stock Fund	3,704	50,119
Fidelity Gold Portfolio	63,303	2,273,837
Fidelity Growth Company Fund	1,139	104,247
Fidelity Health Care Portfolio	55,425	7,487,409
Fidelity Independence Fund	310	7,386
Fidelity Industrial Equipment Portfolio	66,599	2,267,020
Fidelity Industrials Portfolio	213,814	5,031,054
Fidelity Insurance Portfolio	62,613	2,996,681
Fidelity IT Services Portfolio	113,452	2,663,842
Fidelity Large Cap Stock Fund	13,414	252,042
Fidelity Large Cap Value Fund	9,978	110,461
Fidelity Leisure Portfolio	3,471	358,447
Fidelity Leveraged Company Stock Fund	195	5,511
Fidelity Magellan Fund	378	26,205
Fidelity Materials Portfolio	793	51,976
Fidelity Medical Delivery Portfolio (a)	6,633	405,006
Fidelity Medical Equipment & Systems Portfolio	2,164	60,598
Fidelity Mega Cap Stock Fund	99,407	1,104,411
Fidelity Mid-Cap Stock Fund	2,089	59,297
Fidelity Multimedia Portfolio	23,186	1,175,290
Fidelity Natural Gas Portfolio	146	4,328

	Shares	Value
Fidelity Natural Resources Portfolio	3,159	$ 92,437
Fidelity Pharmaceuticals Portfolio	167,949	2,473,892
Fidelity Real Estate Investment Portfolio	57,330	1,813,348
Fidelity Retailing Portfolio	27,472	1,633,505
Fidelity Small Cap Growth Fund	8,138	131,183
Fidelity Small Cap Stock Fund	3,191	54,308
Fidelity Small Cap Value Fund	13,783	209,639
Fidelity Software & Computer Services Portfolio	85,959	7,152,622
Fidelity Technology Portfolio (a)	9,748	950,392
Fidelity Telecom and Utilities Fund	224,412	4,151,619
Fidelity Telecommunications Portfolio	12,837	613,370
Fidelity Transportation Portfolio	10,933	576,959
Fidelity Utilities Portfolio	5,674	322,935
Spartan Extended Market Index Fund Investor Class	6,317	241,437
Spartan Total Market Index Fund Investor Class	3,395	133,717
VIP Energy Portfolio Investor Class	139,023	2,482,952
VIP Mid Cap Portfolio Investor Class	79	2,460
TOTAL DOMESTIC EQUITY FUNDS		92,008,696
International Equity Funds - 3.0%
Fidelity Canada Fund	2,454	123,373
Fidelity Diversified International Fund	119,795	3,238,068
Fidelity Emerging Asia Fund	22,332	589,119
Fidelity Emerging Markets Fund	11,006	230,128
Fidelity International Capital Appreciation Fund	115,320	1,410,360
Fidelity International Discovery Fund	7,048	206,780
Fidelity International Real Estate Fund	31,129	252,769
Fidelity International Small Cap Fund	6,426	118,170
Fidelity International Small Cap Opportunities Fund	169,369	1,683,528
Fidelity International Value Fund	119,319	811,367
Fidelity Japan Fund	53,354	517,533
Fidelity Japan Smaller Companies Fund	32,927	286,465
Fidelity Nordic Fund	37,421	1,057,895
Fidelity Overseas Fund	436	12,528
Fidelity Pacific Basin Fund	40,095	914,556
Spartan International Index Fund Investor Class	193,959	5,971,990
TOTAL INTERNATIONAL EQUITY FUNDS		17,424,629
TOTAL EQUITY FUNDS (Cost $99,714,144)		109,433,325
Fixed-Income Funds - 55.6%

Fidelity Floating Rate High Income Fund	1,643,422	16,089,104
Fidelity Focused High Income Fund	165,733	1,523,085
Fidelity High Income Fund	1,198,384	10,761,490
Fidelity New Markets Income Fund	331,341	5,520,136
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	100,351	$ 1,111,888
Spartan U.S. Bond Index Fund Investor Class	24,586,038	292,819,709
TOTAL FIXED-INCOME FUNDS (Cost $308,625,227)		327,825,412
Money Market Funds - 25.8%

Fidelity Institutional Money Market Portfolio Class I	13,182,277	13,182,277
Fidelity Institutional Prime Money Market Portfolio Class I	126,024,017	126,024,017
Fidelity Select Money Market Portfolio	12,956,393	12,956,393
TOTAL MONEY MARKET FUNDS (Cost $152,162,687)		152,162,687
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $560,502,058)		589,421,424
NET OTHER ASSETS (LIABILITIES) - 0.0%		(96,909)
NET ASSETS - 100%		$ 589,324,515
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $560,502,058) - See accompanying schedule		$ 589,421,424
Receivable for fund shares sold		169,240
Total assets		589,590,664

Liabilities
Payable for investments purchased	$ 168,731
Payable for fund shares redeemed	508
Accrued management fee	96,763
Distribution and service plan fees payable	147
Total liabilities		266,149

Net Assets		$ 589,324,515
Net Assets consist of:
Paid in capital		$ 558,648,544
Undistributed net investment income		3,969,893
Accumulated undistributed net realized gain (loss) on investments		(2,213,288)
Net unrealized appreciation (depreciation) on investments		28,919,366
Net Assets		$ 589,324,515
Service Class: Net Asset Value, offering price and redemption price per share ($68,033 ÷ 6,183 shares)		$ 11.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,208,439 ÷ 110,069 shares)		$ 10.98

Investor Class: Net Asset Value, offering price and redemption price per share ($588,048,043 ÷ 53,470,039 shares)		$ 11.00

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,536,521

Expenses
Management fee	$ 706,113
Distribution and service plan fees	1,798
Independent trustees' compensation	965
Total expenses before reductions	708,876
Expense reductions	(142,248)	566,628
Net investment income (loss)		3,969,893
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,648,959
Capital gain distributions from underlying funds	716,738
Total net realized gain (loss)		3,365,697
Change in net unrealized appreciation (depreciation) on underlying funds		8,935,621
Net gain (loss)		12,301,318
Net increase (decrease) in net assets resulting from operations		$ 16,271,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,969,893	$ 8,603,669
Net realized gain (loss)	3,365,697	7,076,067
Change in net unrealized appreciation (depreciation)	8,935,621	(5,837,126)
Net increase (decrease) in net assets resulting from operations	16,271,211	9,842,610
Distributions to shareholders from net investment income	-	(8,600,023)
Distributions to shareholders from net realized gain	-	(983,033)
Total distributions	-	(9,583,056)
Share transactions - net increase (decrease)	38,048,841	142,882,053
Total increase (decrease) in net assets	54,320,052	143,141,607

Net Assets
Beginning of period	535,004,463	391,862,856
End of period (including undistributed net investment income of $3,969,893 and $0, respectively)	$ 589,324,515	$ 535,004,463

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.63	$ 10.07	$ 9.27	$ 10.48	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.08	.20	.19	.21	.34	.45
Net realized and unrealized gain (loss)	.24	.05	.55	.76	(1.21)	.18
Total from investment operations	.32	.25	.74	.97	(.87)	.63
Distributions from net investment income	-	(.18)	(.17)	(.16)	(.30)	(.29)
Distributions from net realized gain	-	(.02)	(.01)	(.01)	(.04)	(.20)
Total distributions	-	(.20)	(.18)	(.17) I	(.34) H	(.49)
Net asset value, end of period	$ 11.00	$ 10.68	$ 10.63	$ 10.07	$ 9.27	$ 10.48
Total Return B, C, D	3.00%	2.30%	7.36%	10.43%	(8.33)%	6.12%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.41% A	1.84%	1.84%	2.19%	3.33%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68	$ 64	$ 67	$ 61	$ 88	$ 112
Portfolio turnover rate	19% A	12%	14%	31%	64%	76%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.62	$ 10.06	$ 9.28	$ 10.48	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.07	.18	.18	.20	.32	.43
Net realized and unrealized gain (loss)	.24	.05	.55	.74	(1.20)	.18
Total from investment operations	.31	.23	.73	.94	(.88)	.61
Distributions from net investment income	-	(.16)	(.16)	(.16)	(.29)	(.27)
Distributions from net realized gain	-	(.02)	(.01)	(.01)	(.04)	(.20)
Total distributions	-	(.18)	(.17)	(.16) I	(.32) H	(.47)
Net asset value, end of period	$ 10.98	$ 10.67	$ 10.62	$ 10.06	$ 9.28	$ 10.48
Total Return B, C, D	2.91%	2.20%	7.24%	10.14%	(8.40)%	5.96%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.26% A	1.69%	1.69%	2.04%	3.18%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,208	$ 1,373	$ 569	$ 425	$ 88	$ 112
Portfolio turnover rate	19% A	12%	14%	31%	64%	76%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.32 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share. ITotal distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.63	$ 10.06	$ 9.27	$ 10.48	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.08	.20	.19	.21	.33	.45
Net realized and unrealized gain (loss)	.24	.05	.56	.75	(1.20)	.18
Total from investment operations	.32	.25	.75	.96	(.87)	.63
Distributions from net investment income	-	(.18)	(.17)	(.16)	(.30)	(.29)
Distributions from net realized gain	-	(.02)	(.01)	(.01)	(.04)	(.20)
Total distributions	-	(.20)	(.18)	(.17) I	(.34) H	(.49)
Net asset value, end of period	$ 11.00	$ 10.68	$ 10.63	$ 10.06	$ 9.27	$ 10.48
Total Return B, C, D	3.00%	2.31%	7.47%	10.32%	(8.33)%	6.12%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.40% A	1.84%	1.84%	2.19%	3.33%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 588,048	$ 533,568	$ 391,226	$ 270,852	$ 153,110	$ 115,963
Portfolio turnover rate	19% A	12%	14%	31%	64%	76%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.2
Fidelity Banking Portfolio	1.6	1.0
Fidelity Biotechnology Portfolio	0.9	0.4
Fidelity Blue Chip Growth Fund	0.0*	0.3
Fidelity Brokerage & Investment Management Portfolio	0.0*	0.3
Fidelity Capital Appreciation Fund	1.1	0.0
Fidelity Chemicals Portfolio	0.3	0.4
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.0*	0.2
Fidelity Computers Portfolio	1.0	0.9
Fidelity Construction & Housing Portfolio	0.8	0.4
Fidelity Consumer Discretionary Portfolio	1.4	1.3
Fidelity Consumer Finance Portfolio	0.1	0.1
Fidelity Consumer Staples Portfolio	3.7	3.4
Fidelity Contrafund	0.1	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.2	0.8
Fidelity Electronics Portfolio	0.8	0.5
Fidelity Energy Portfolio	1.6	2.3
Fidelity Energy Service Portfolio	0.5	0.7
Fidelity Environmental & Alternative Energy Portfolio	0.1	0.2
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.1	1.2
Fidelity Fund	0.1	0.1
Fidelity Global Commodity Stock Fund	0.0*	0.1
Fidelity Gold Portfolio	0.7	1.2
Fidelity Growth Company Fund	0.7	0.8
Fidelity Health Care Portfolio	1.2	1.0
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.8	0.8
Fidelity Industrials Portfolio	1.4	1.3
Fidelity Insurance Portfolio	1.4	1.4
Fidelity IT Services Portfolio	0.9	0.6

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	0.0*	0.2
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.4	0.4
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.7	1.0
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.3	0.2
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.4	0.4
Fidelity Nasdaq Composite Index Fund	0.1	0.0*
Fidelity Natural Gas Portfolio	0.1	0.0
Fidelity Natural Resources Portfolio	0.0*	0.1
Fidelity Pharmaceuticals Portfolio	1.3	1.4
Fidelity Real Estate Investment Portfolio	0.4	0.4
Fidelity Retailing Portfolio	0.8	0.9
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	1.1	1.0
Fidelity Technology Portfolio	2.4	2.9
Fidelity Telecom and Utilities Fund	0.7	0.8
Fidelity Telecommunications Portfolio	1.0	1.1
Fidelity Transportation Portfolio	0.3	0.3
Fidelity Utilities Portfolio	0.9	1.0
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Extended Market Index Fund Investor Class	1.1	1.2
Spartan Total Market Index Fund Investor Class	1.3	1.3
VIP Mid Cap Portfolio Investor Class	0.0*	0.2
	36.3	37.1
International Equity Funds
Fidelity Canada Fund	0.2	0.5
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	1.2	0.6
Fidelity Emerging Asia Fund	0.5	0.7
Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity Emerging Markets Fund	0.2	0.3
Fidelity International Capital Appreciation Fund	0.9	0.4
Fidelity International Discovery Fund	0.0*	0.4
Fidelity International Growth Fund	0.5	0.0
Fidelity International Real Estate Fund	0.1	0.1
Fidelity International Small Cap Fund	0.2	0.2
Fidelity International Small Cap Opportunities Fund	0.6	0.8
Fidelity International Value Fund	0.1	0.5
Fidelity Japan Fund	0.2	0.2
Fidelity Japan Smaller Companies Fund	0.2	0.3
Fidelity Latin America Fund	0.1	0.0
Fidelity Nordic Fund	0.3	0.8
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.8	0.8
Spartan International Index Fund Investor Class	5.7	6.2
	11.9	12.9
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.7	2.9
Fidelity Focused High Income Fund	0.3	0.4
Fidelity High Income Fund	1.8	2.4
Fidelity New Markets Income Fund	0.7	0.7
Fidelity Real Estate Income Fund	0.4	0.4
Spartan U.S. Bond Index Fund Investor Class	37.8	38.3
	43.7	45.1
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	6.9	3.6
Fidelity Select Money Market Portfolio	1.2	1.3
	8.1	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2012
Domestic Equity Funds	36.3%
International Equity Funds	11.9%
Fixed Income Funds	43.7%
Money Market Funds	8.1%

As of December 31, 2011
Domestic Equity Funds	37.1%
International Equity Funds	12.9%
Fixed Income Funds	45.1%
Money Market Funds	4.9%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity 130/30 Large Cap Fund	11,827	$ 85,152
Fidelity Air Transportation Portfolio	29,348	1,124,621
Fidelity Automotive Portfolio	50,364	1,657,465
Fidelity Banking Portfolio	766,868	14,309,755
Fidelity Biotechnology Portfolio	72,091	7,525,553
Fidelity Blue Chip Growth Fund	3,762	176,495
Fidelity Brokerage & Investment Management Portfolio	3,378	149,062
Fidelity Capital Appreciation Fund	343,660	9,746,191
Fidelity Chemicals Portfolio	23,095	2,514,836
Fidelity Commodity Strategy Fund	1,164	9,373
Fidelity Communications Equipment Portfolio	8,616	177,661
Fidelity Computers Portfolio (a)	148,396	9,050,671
Fidelity Construction & Housing Portfolio	157,168	6,618,357
Fidelity Consumer Discretionary Portfolio	464,565	12,194,827
Fidelity Consumer Finance Portfolio	32,956	436,336
Fidelity Consumer Staples Portfolio	416,444	32,465,938
Fidelity Contrafund	12,504	935,422
Fidelity Defense & Aerospace Portfolio	12,454	1,014,766
Fidelity Disciplined Equity Fund	12,778	297,481
Fidelity Dividend Growth Fund	66,430	1,869,339
Fidelity Electronics Portfolio	142,995	6,660,689
Fidelity Energy Portfolio	297,435	13,931,844
Fidelity Energy Service Portfolio (a)	65,891	3,903,412
Fidelity Environmental & Alternative Energy Portfolio	25,550	393,472
Fidelity Equity-Income Fund	1,515	67,472
Fidelity Equity-Income II Fund	523	9,867
Fidelity Financial Services Portfolio	165,686	9,318,172
Fidelity Fund	16,244	560,565
Fidelity Global Commodity Stock Fund	4,500	60,888
Fidelity Gold Portfolio	166,909	5,995,366
Fidelity Growth Company Fund	70,808	6,483,187
Fidelity Health Care Portfolio	77,638	10,488,055
Fidelity Independence Fund	977	23,265
Fidelity Industrial Equipment Portfolio	216,245	7,360,973
Fidelity Industrials Portfolio	529,850	12,467,382
Fidelity Insurance Portfolio	264,204	12,644,792
Fidelity IT Services Portfolio	327,353	7,686,239
Fidelity Large Cap Stock Fund	19,399	364,506
Fidelity Large Cap Value Fund	31,910	353,245
Fidelity Leisure Portfolio	33,413	3,450,844
Fidelity Leveraged Company Stock Fund	766	21,660
Fidelity Magellan Fund	2,849	197,530
Fidelity Materials Portfolio	2,729	178,886
Fidelity Medical Delivery Portfolio (a)	105,050	6,414,340
Fidelity Medical Equipment & Systems Portfolio	22,729	636,425
Fidelity Mega Cap Stock Fund	206,620	2,295,552
Fidelity Mid Cap Value Fund	18,884	312,154
Fidelity Mid-Cap Stock Fund	5,647	160,255
Fidelity Multimedia Portfolio	74,085	3,755,379

	Shares	Value
Fidelity Nasdaq Composite Index Fund	10,253	$ 401,608
Fidelity Natural Gas Portfolio	35,426	1,047,895
Fidelity Natural Resources Portfolio	3,459	101,198
Fidelity Pharmaceuticals Portfolio	804,197	11,845,820
Fidelity Real Estate Investment Portfolio	117,836	3,727,148
Fidelity Retailing Portfolio	123,192	7,325,004
Fidelity Small Cap Growth Fund	3,946	63,613
Fidelity Small Cap Stock Fund	7,856	133,716
Fidelity Small Cap Value Fund	8,498	129,259
Fidelity Software & Computer Services Portfolio	120,517	10,028,210
Fidelity Technology Portfolio (a)	220,524	21,501,067
Fidelity Telecom and Utilities Fund	348,383	6,445,087
Fidelity Telecommunications Portfolio	179,849	8,593,190
Fidelity Transportation Portfolio	52,455	2,768,047
Fidelity Utilities Portfolio	142,339	8,100,532
Spartan 500 Index Fund Investor Class	2,852	138,359
Spartan Extended Market Index Fund Investor Class	242,370	9,263,400
Spartan Total Market Index Fund Investor Class	283,136	11,152,739
VIP Mid Cap Portfolio Investor Class	7,921	245,390
TOTAL DOMESTIC EQUITY FUNDS		321,566,999
International Equity Funds - 11.8%
Fidelity Canada Fund	30,650	1,540,760
Fidelity China Region Fund	29,194	770,734
Fidelity Diversified International Fund	385,048	10,407,850
Fidelity Emerging Asia Fund	174,433	4,601,544
Fidelity Emerging Markets Fund	105,061	2,196,825
Fidelity International Capital Appreciation Fund	638,212	7,805,334
Fidelity International Discovery Fund	14,302	419,627
Fidelity International Growth Fund	479,670	4,053,209
Fidelity International Real Estate Fund	136,575	1,108,987
Fidelity International Small Cap Fund	91,540	1,683,412
Fidelity International Small Cap Opportunities Fund	505,284	5,022,525
Fidelity International Value Fund	192,914	1,311,816
Fidelity Japan Fund	217,420	2,108,977
Fidelity Japan Smaller Companies Fund	182,693	1,589,426
Fidelity Nordic Fund	79,758	2,254,752
Fidelity Overseas Fund	288	8,259
Fidelity Pacific Basin Fund	291,812	6,656,233
Spartan International Index Fund Investor Class	1,642,986	50,587,549
TOTAL INTERNATIONAL EQUITY FUNDS		104,127,819
Latin America Stock Funds - 0.1%
Fidelity Latin America Fund	13,852	672,780
TOTAL EQUITY FUNDS (Cost $365,116,339)		426,367,598
Fixed-Income Funds - 43.7%
	Shares	Value
Fidelity Floating Rate High Income Fund	2,427,203	$ 23,762,321
Fidelity Focused High Income Fund	261,997	2,407,749
Fidelity High Income Fund	1,798,023	16,146,246
Fidelity New Markets Income Fund	401,946	6,696,423
Fidelity Real Estate Income Fund	329,937	3,655,699
Spartan U.S. Bond Index Fund Investor Class	28,060,834	334,204,536
TOTAL FIXED-INCOME FUNDS (Cost $361,451,173)		386,872,974
Money Market Funds - 8.1%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	61,206,875	$ 61,206,875
Fidelity Select Money Market Portfolio	10,210,103	10,210,103
TOTAL MONEY MARKET FUNDS (Cost $71,416,978)		71,416,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $797,984,490)		884,657,550
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,289)
NET ASSETS - 100%		$ 884,503,261
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $797,984,490) - See accompanying schedule		$ 884,657,550
Receivable for investments sold		60,863
Receivable for fund shares sold		20,007
Total assets		884,738,420

Liabilities
Payable for investments purchased	$ 11,378
Payable for fund shares redeemed	69,492
Accrued management fee	144,849
Distribution and service plan fees payable	9,440
Total liabilities		235,159

Net Assets		$ 884,503,261
Net Assets consist of:
Paid in capital		$ 860,383,732
Undistributed net investment income		4,814,460
Accumulated undistributed net realized gain (loss) on investments		(67,367,991)
Net unrealized appreciation (depreciation) on investments		86,673,060
Net Assets		$ 884,503,261
Service Class: Net Asset Value, offering price and redemption price per share ($63,531 ÷ 6,180 shares)		$ 10.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($77,512,580 ÷ 7,565,626 shares)		$ 10.25

Investor Class: Net Asset Value, offering price and redemption price per share ($806,927,150 ÷ 78,509,196 shares)		$ 10.28

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,727,385

Expenses
Management fee	$ 1,077,663
Distribution and service plan fees	84,381
Independent trustees' compensation	1,463
Total expenses before reductions	1,163,507
Expense reductions	(250,582)	912,925
Net investment income (loss)		4,814,460
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,295,071
Capital gain distributions from underlying funds	1,569,320
Total net realized gain (loss)		7,864,391
Change in net unrealized appreciation (depreciation) on underlying funds		27,000,241
Net gain (loss)		34,864,632
Net increase (decrease) in net assets resulting from operations		$ 39,679,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,814,460	$ 13,511,476
Net realized gain (loss)	7,864,391	12,155,241
Change in net unrealized appreciation (depreciation)	27,000,241	(30,595,195)
Net increase (decrease) in net assets resulting from operations	39,679,092	(4,928,478)
Distributions to shareholders from net investment income	-	(13,480,797)
Distributions to shareholders from net realized gain	-	(1,686,437)
Total distributions	-	(15,167,234)
Share transactions - net increase (decrease)	79,387,493	112,807,742
Total increase (decrease) in net assets	119,066,585	92,712,030

Net Assets
Beginning of period	765,436,676	672,724,646
End of period (including undistributed net investment income of $4,814,460 and $0, respectively)	$ 884,503,261	$ 765,436,676

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 10.02	$ 9.11	$ 7.80	$ 10.51	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.06	.19	.17	.17	.25	.32
Net realized and unrealized gain (loss)	.44	(.23)	.91	1.30	(2.59)	.41
Total from investment operations	.50	(.04)	1.08	1.47	(2.34)	.73
Distributions from net investment income	-	(.18)	(.16)	(.15)	(.24)	(.24)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.13)	(.50)
Total distributions	-	(.20)	(.17) I	(.16)	(.37) H	(.74)
Net asset value, end of period	$ 10.28	$ 9.78	$ 10.02	$ 9.11	$ 7.80	$ 10.51
Total Return B, C, D	5.11%	(.42)%	11.89%	18.82%	(22.48)%	6.99%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.13% A	1.84%	1.78%	2.07%	2.65%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64	$ 59	$ 62	$ 58	$ 76	$ 115
Portfolio turnover rate	25% A	14%	16%	44%	70%	92%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.01	$ 9.10	$ 7.79	$ 10.51	$ 10.51
Income from Investment Operations
Net investment income (loss) E	.05	.17	.15	.16	.23	.31
Net realized and unrealized gain (loss)	.45	(.24)	.92	1.30	(2.59)	.41
Total from investment operations	.50	(.07)	1.07	1.46	(2.36)	.72
Distributions from net investment income	-	(.17)	(.14)	(.14)	(.24)	(.22)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.13)	(.50)
Total distributions	-	(.19)	(.16)	(.15)	(.36) H	(.72)
Net asset value, end of period	$ 10.25	$ 9.75	$ 10.01	$ 9.10	$ 7.79	$ 10.51
Total Return B, C, D	5.13%	(.68)%	11.75%	18.76%	(22.63)%	6.93%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.98% A	1.69%	1.63%	1.92%	2.50%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,513	$ 17,800	$ 1,030	$ 550	$ 236	$ 115
Portfolio turnover rate	25% A	14%	16%	44%	70%	92%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 10.02	$ 9.11	$ 7.79	$ 10.51	$ 10.52
Income from Investment Operations
Net investment income (loss) E	.06	.19	.17	.17	.25	.32
Net realized and unrealized gain (loss)	.44	(.23)	.91	1.31	(2.60)	.41
Total from investment operations	.50	(.04)	1.08	1.48	(2.35)	.73
Distributions from net investment income	-	(.18)	(.16)	(.15)	(.24)	(.24)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.13)	(.50)
Total distributions	-	(.20)	(.17) I	(.16)	(.37) H	(.74)
Net asset value, end of period	$ 10.28	$ 9.78	$ 10.02	$ 9.11	$ 7.79	$ 10.51
Total Return B, C, D	5.11%	(.42)%	11.89%	18.98%	(22.57)%	6.99%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.13% A	1.84%	1.78%	2.07%	2.65%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 806,927	$ 747,577	$ 671,632	$ 520,243	$ 334,788	$ 371,298
Portfolio turnover rate	25% A	14%	16%	44%	70%	92%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.2
Fidelity Banking Portfolio	1.7	1.3
Fidelity Biotechnology Portfolio	0.6	0.0*
Fidelity Blue Chip Growth Fund	0.0*	0.1
Fidelity Brokerage & Investment Management Portfolio	0.2	0.1
Fidelity Capital Appreciation Fund	0.6	0.0
Fidelity Chemicals Portfolio	0.6	0.9
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.2	0.5
Fidelity Computers Portfolio	1.8	1.2
Fidelity Construction & Housing Portfolio	0.7	0.2
Fidelity Consumer Discretionary Portfolio	2.2	1.9
Fidelity Consumer Finance Portfolio	0.6	0.6
Fidelity Consumer Staples Portfolio	4.6	4.6
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.0*	0.1
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.3	0.8
Fidelity Electronics Portfolio	0.5	0.5
Fidelity Energy Portfolio	2.0	2.8
Fidelity Energy Service Portfolio	0.6	1.1
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.7	1.5
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.2
Fidelity Gold Portfolio	0.8	1.6
Fidelity Growth Company Fund	0.4	0.5
Fidelity Health Care Portfolio	3.4	3.0
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	1.4	1.6
Fidelity Industrials Portfolio	1.9	1.7
Fidelity Insurance Portfolio	1.5	1.5
Fidelity IT Services Portfolio	1.0	0.7

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	0.6	0.7
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.5	0.4
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.2
Fidelity Medical Delivery Portfolio	0.4	0.5
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.2
Fidelity Mega Cap Stock Fund	0.8	0.7
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.6	0.6
Fidelity Natural Gas Portfolio	0.0*	0.0
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity Pharmaceuticals Portfolio	1.2	1.1
Fidelity Real Estate Investment Portfolio	0.4	0.4
Fidelity Retailing Portfolio	0.7	0.5
Fidelity Small Cap Growth Fund	0.0*	0.1
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	2.0	1.9
Fidelity Stock Selector All Cap Fund	0.0*	0.0*
Fidelity Technology Portfolio	2.4	2.9
Fidelity Telecom and Utilities Fund	0.4	0.6
Fidelity Telecommunications Portfolio	1.4	1.3
Fidelity Transportation Portfolio	0.2	0.4
Fidelity Utilities Portfolio	1.5	1.7
Fidelity Value Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.5	0.6
VIP Industrials Portfolio Investor Class	0.0*	0.0*
VIP Mid Cap Portfolio Investor Class	0.0*	0.1
	43.2	44.2
International Equity Funds
Fidelity Canada Fund	0.1	0.3
Fidelity China Region Fund	0.0*	0.1
Fidelity Diversified International Fund	3.3	1.1
Fidelity Emerging Asia Fund	0.7	0.8
Fidelity Emerging Markets Fund	0.1	0.2
Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity International Capital Appreciation Fund	1.4	0.3
Fidelity International Discovery Fund	2.4	5.2
Fidelity International Growth Fund	0.4	0.0
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.1	0.3
Fidelity International Small Cap Opportunities Fund	0.6	0.8
Fidelity International Value Fund	0.5	0.7
Fidelity Japan Fund	0.4	0.4
Fidelity Japan Smaller Companies Fund	0.3	0.5
Fidelity Latin America Fund	0.1	0.0
Fidelity Nordic Fund	0.6	1.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.6	0.7
Spartan International Index Fund Investor Class	2.8	3.2
	14.4	15.6
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.1	2.3
Fidelity Focused High Income Fund	0.7	0.8
Fidelity High Income Fund	1.5	1.8
Fidelity New Markets Income Fund	0.6	0.6
Fidelity Real Estate Income Fund	0.2	0.5
Spartan U.S. Bond Index Fund Investor Class	32.8	32.4
	37.9	38.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.5	1.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2012
Domestic Equity Funds	43.2%
International Equity Funds	14.4%
Fixed Income Funds	37.9%
Money Market Funds	4.5%

As of December 31, 2011
Domestic Equity Funds	44.2%
International Equity Funds	15.6%
Fixed Income Funds	38.4%
Money Market Funds	1.8%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity 130/30 Large Cap Fund	7,142	$ 51,423
Fidelity Air Transportation Portfolio	136,538	5,232,145
Fidelity Automotive Portfolio	330,864	10,888,730
Fidelity Banking Portfolio	4,832,658	90,177,403
Fidelity Biotechnology Portfolio	289,448	30,215,487
Fidelity Blue Chip Growth Fund	16,378	768,470
Fidelity Brokerage & Investment Management Portfolio	269,578	11,896,478
Fidelity Capital Appreciation Fund	1,055,056	29,921,400
Fidelity Chemicals Portfolio	267,788	29,159,405
Fidelity Commodity Strategy Fund	1,228	9,889
Fidelity Communications Equipment Portfolio	465,879	9,606,425
Fidelity Computers Portfolio (a)	1,495,833	91,230,881
Fidelity Construction & Housing Portfolio	889,271	37,447,214
Fidelity Consumer Discretionary Portfolio	4,378,777	114,942,909
Fidelity Consumer Finance Portfolio	2,415,142	31,976,480
Fidelity Consumer Staples Portfolio	3,093,475	241,167,320
Fidelity Contrafund	8,989	672,443
Fidelity Defense & Aerospace Portfolio	15,659	1,275,884
Fidelity Disciplined Equity Fund	4,530	105,460
Fidelity Dividend Growth Fund	575,508	16,194,791
Fidelity Electronics Portfolio	534,237	24,884,751
Fidelity Energy Portfolio	2,254,594	105,605,185
Fidelity Energy Service Portfolio (a)	526,365	31,181,878
Fidelity Environmental & Alternative Energy Portfolio	4,585	70,606
Fidelity Equity-Income Fund	8,755	389,880
Fidelity Equity-Income II Fund	4,983	93,927
Fidelity Financial Services Portfolio	1,521,563	85,572,718
Fidelity Fund	1,846	63,693
Fidelity Global Commodity Stock Fund	86,333	1,168,089
Fidelity Gold Portfolio	1,175,226	42,214,134
Fidelity Growth Company Fund	248,691	22,770,113
Fidelity Health Care Portfolio	1,296,053	175,083,804
Fidelity Independence Fund	2,128	50,669
Fidelity Industrial Equipment Portfolio	2,171,891	73,931,174
Fidelity Industrials Portfolio	4,221,531	99,332,618
Fidelity Insurance Portfolio	1,646,821	78,816,849
Fidelity IT Services Portfolio	2,212,975	51,960,665
Fidelity Large Cap Stock Fund	1,729,480	32,496,921
Fidelity Large Cap Value Fund	28,104	311,113
Fidelity Leisure Portfolio	230,065	23,761,116
Fidelity Leveraged Company Stock Fund	4,331	122,451
Fidelity Magellan Fund	2,887	200,154
Fidelity Materials Portfolio	1,914	125,448
Fidelity Medical Delivery Portfolio (a)	351,513	21,463,407
Fidelity Medical Equipment & Systems Portfolio	5,283	147,924
Fidelity Mega Cap Stock Fund	3,481,235	38,676,518
Fidelity Mid Cap Value Fund	5,589	92,385
Fidelity Multimedia Portfolio	571,212	28,954,728
Fidelity Natural Gas Portfolio	49,948	1,477,449

	Shares	Value
Fidelity Natural Resources Portfolio	6,478	$ 189,538
Fidelity Pharmaceuticals Portfolio	4,043,827	59,565,570
Fidelity Real Estate Investment Portfolio	613,426	19,402,664
Fidelity Retailing Portfolio	576,140	34,257,293
Fidelity Small Cap Growth Fund	98,822	1,593,007
Fidelity Small Cap Value Fund	25,096	381,714
Fidelity Software & Computer Services Portfolio	1,276,444	106,212,916
Fidelity Stock Selector All Cap Fund	4,416	117,607
Fidelity Technology Portfolio (a)	1,296,268	126,386,123
Fidelity Telecom and Utilities Fund	1,243,122	22,997,757
Fidelity Telecommunications Portfolio	1,475,908	70,518,867
Fidelity Transportation Portfolio	190,177	10,035,630
Fidelity Utilities Portfolio	1,405,167	79,968,029
Fidelity Value Fund	4,074	280,540
Spartan 500 Index Fund Investor Class	2,251	109,232
Spartan Total Market Index Fund Investor Class	690,642	27,204,376
VIP Industrials Portfolio Investor Class	76,397	1,183,387
VIP Mid Cap Portfolio Investor Class	5,000	154,899
TOTAL DOMESTIC EQUITY FUNDS		2,254,520,153
International Equity Funds - 14.3%
Fidelity Canada Fund	99,438	4,998,761
Fidelity China Region Fund	8,502	224,452
Fidelity Diversified International Fund	6,332,016	171,154,404
Fidelity Emerging Asia Fund	1,476,122	38,940,089
Fidelity Emerging Markets Fund	135,048	2,823,852
Fidelity International Capital Appreciation Fund	5,927,715	72,495,951
Fidelity International Discovery Fund	4,277,278	125,495,323
Fidelity International Growth Fund	2,253,602	19,042,933
Fidelity International Real Estate Fund	162,432	1,318,950
Fidelity International Small Cap Fund	244,186	4,490,580
Fidelity International Small Cap Opportunities Fund	3,389,182	33,688,468
Fidelity International Value Fund	3,556,912	24,187,004
Fidelity Japan Fund	1,913,917	18,564,997
Fidelity Japan Smaller Companies Fund	1,848,053	16,078,057
Fidelity Nordic Fund	1,145,495	32,383,151
Fidelity Overseas Fund	1,178	33,829
Fidelity Pacific Basin Fund	1,454,004	33,165,834
Spartan International Index Fund Investor Class	4,752,263	146,322,189
TOTAL INTERNATIONAL EQUITY FUNDS		745,408,824
Latin America Stock Funds - 0.1%
Fidelity Latin America Fund	74,430	3,615,046
TOTAL EQUITY FUNDS (Cost $2,734,435,160)		3,003,544,023
Fixed-Income Funds - 37.9%
	Shares	Value
Fidelity Floating Rate High Income Fund	11,156,831	$ 109,225,373
Fidelity Focused High Income Fund	4,035,819	37,089,180
Fidelity High Income Fund	8,615,636	77,368,409
Fidelity New Markets Income Fund	1,936,880	32,268,416
Fidelity Real Estate Income Fund	994,530	11,019,391
Spartan U.S. Bond Index Fund Investor Class	143,379,518	1,707,650,062
TOTAL FIXED-INCOME FUNDS (Cost $1,894,530,018)		1,974,620,831
Money Market Funds - 4.5%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $234,619,552)	234,619,552	$ 234,619,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,863,584,730)		5,212,784,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		(870,966)
NET ASSETS - 100%		$ 5,211,913,440
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,863,584,730) - See accompanying schedule		$ 5,212,784,406
Receivable for fund shares sold		5,614,848
Total assets		5,218,399,254

Liabilities
Payable for investments purchased	$ 5,542,051
Payable for fund shares redeemed	72,796
Accrued management fee	842,400
Distribution and service plan fees payable	28,567
Total liabilities		6,485,814

Net Assets		$ 5,211,913,440
Net Assets consist of:
Paid in capital		$ 4,849,026,162
Undistributed net investment income		22,499,292
Accumulated undistributed net realized gain (loss) on investments		(8,811,690)
Net unrealized appreciation (depreciation) on investments		349,199,676
Net Assets		$ 5,211,913,440
Service Class: Net Asset Value, offering price and redemption price per share ($62,009 ÷ 6,162 shares)		$ 10.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($232,080,419 ÷ 23,106,750 shares)		$ 10.04

Investor Class: Net Asset Value, offering price and redemption price per share ($4,979,771,012 ÷ 494,956,817 shares)		$ 10.06

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,469,944

Expenses
Management fee	$ 6,018,805
Distribution and service plan fees	256,330
Independent trustees' compensation	8,057
Total expenses before reductions	6,283,192
Expense reductions	(1,312,540)	4,970,652
Net investment income (loss)		22,499,292
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,393,021
Capital gain distributions from underlying funds	13,279,504
Total net realized gain (loss)		30,672,525
Change in net unrealized appreciation (depreciation) on underlying funds		182,669,575
Net gain (loss)		213,342,100
Net increase (decrease) in net assets resulting from operations		$ 235,841,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,499,292	$ 59,337,413
Net realized gain (loss)	30,672,525	50,580,828
Change in net unrealized appreciation (depreciation)	182,669,575	(197,257,071)
Net increase (decrease) in net assets resulting from operations	235,841,392	(87,338,830)
Distributions to shareholders from net investment income	-	(59,310,251)
Distributions to shareholders from net realized gain	-	(8,964,775)
Total distributions	-	(68,275,026)
Share transactions - net increase (decrease)	836,291,854	1,711,187,747
Total increase (decrease) in net assets	1,072,133,246	1,555,573,891

Net Assets
Beginning of period	4,139,780,194	2,584,206,303
End of period (including undistributed net investment income of $22,499,292 and $0, respectively)	$ 5,211,913,440	$ 4,139,780,194

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 9.88	$ 8.83	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.16	.15	.25	.18
Net realized and unrealized gain (loss)	.48	(.37)	1.03	1.51	(3.01)	.23
Total from investment operations	.53	(.19)	1.19	1.66	(2.76)	.41
Distributions from net investment income	-	(.14)	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.08)	(.06)
Total distributions	-	(.16)	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 10.06	$ 9.53	$ 9.88	$ 8.83	$ 7.32	$ 10.29
Total Return B, C, D	5.56%	(1.92)%	13.49%	22.61%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	.94% A	1.77%	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 58	$ 60	$ 52	$ 65	$ 104
Portfolio turnover rate	23% A	9%	10%	38%	74%	60% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GFor the period August 22, 2007 (commencement of operations) to December 31, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 9.88	$ 8.83	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.15	.14	.23	.17
Net realized and unrealized gain (loss)	.48	(.37)	1.03	1.50	(2.99)	.23
Total from investment operations	.52	(.21)	1.18	1.64	(2.76)	.40
Distributions from net investment income	-	(.13)	(.11)	(.12)	(.12)	(.05)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.08)	(.06)
Total distributions	-	(.15)	(.13)	(.14) J	(.20) I	(.11)
Net asset value, end of period	$ 10.04	$ 9.52	$ 9.88	$ 8.83	$ 7.33	$ 10.29
Total Return B, C, D	5.46%	(2.08)%	13.35%	22.31%	(26.97)%	4.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	.79% A	1.62%	1.62%	1.74%	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,080	$ 45,494	$ 125	$ 83	$ 76	$ 104
Portfolio turnover rate	23% A	9%	10%	38%	74%	60% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GFor the period August 22, 2007 (commencement of operations) to December 31, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 9.88	$ 8.82	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.17	.16	.15	.23	.17
Net realized and unrealized gain (loss)	.49	(.37)	1.04	1.50	(2.99)	.24
Total from investment operations	.54	(.20)	1.20	1.65	(2.76)	.41
Distributions from net investment income	-	(.14)	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.08)	(.06)
Total distributions	-	(.16)	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 10.06	$ 9.52	$ 9.88	$ 8.82	$ 7.32	$ 10.29
Total Return B, C, D	5.67%	(2.02)%	13.62%	22.48%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	.94% A	1.77%	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,979,771	$ 4,094,228	$ 2,584,021	$ 1,159,764	$ 593,277	$ 113,806
Portfolio turnover rate	23% A	9%	10%	38%	74%	60% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GFor the period August 22, 2007 (commencement of operations) to December 31, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.2	0.2
Fidelity Automotive Portfolio	0.1	0.1
Fidelity Banking Portfolio	2.0	1.1
Fidelity Biotechnology Portfolio	0.8	0.6
Fidelity Blue Chip Growth Fund	0.0*	0.4
Fidelity Brokerage & Investment Management Portfolio	0.3	0.4
Fidelity Capital Appreciation Fund	0.5	0.0
Fidelity Chemicals Portfolio	0.7	0.7
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.0*	0.2
Fidelity Computers Portfolio	1.7	1.4
Fidelity Construction & Housing Portfolio	0.8	0.5
Fidelity Consumer Discretionary Portfolio	1.8	1.3
Fidelity Consumer Finance Portfolio	0.2	0.2
Fidelity Consumer Staples Portfolio	4.9	5.1
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Dividend Growth Fund	0.6	0.5
Fidelity Electronics Portfolio	0.2	0.6
Fidelity Energy Portfolio	2.3	2.9
Fidelity Energy Service Portfolio	0.6	1.2
Fidelity Environmental & Alternative Energy Portfolio	0.1	0.2
Fidelity Equity-Income Fund	0.0*	0.2
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.9	1.5
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0	0.0*
Fidelity Gold Portfolio	0.6	1.5
Fidelity Growth Company Fund	0.9	0.8
Fidelity Health Care Portfolio	1.3	1.1
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	1.0	0.9
Fidelity Industrials Portfolio	2.1	2.2
Fidelity Insurance Portfolio	1.3	1.5
Fidelity IT Services Portfolio	0.6	0.4
Fidelity Large Cap Stock Fund	0.1	0.1
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.0*	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.1
Fidelity Medical Delivery Portfolio	1.4	1.3
Fidelity Medical Equipment & Systems Portfolio	0.2	0.2
Fidelity Mega Cap Stock Fund	0.4	0.3
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	1.1	1.0
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Natural Gas Portfolio	0.0*	0.0
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity Pharmaceuticals Portfolio	1.9	1.9
Fidelity Real Estate Investment Portfolio	0.9	0.9
Fidelity Retailing Portfolio	0.9	0.6
Fidelity Small Cap Growth Fund	0.0*	0.7
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	2.1	1.6
Fidelity Technology Portfolio	3.5	3.8
Fidelity Telecom and Utilities Fund	2.2	1.3
Fidelity Telecommunications Portfolio	0.9	1.0
Fidelity Transportation Portfolio	0.5	0.5
Fidelity Utilities Portfolio	0.8	0.9
Fidelity Value Discovery Fund	0.0*	0.0*
Fidelity Value Fund	0.0*	0.1
Spartan 500 Index Fund Investor Class	1.4	1.4
Spartan Extended Market Index Fund Investor Class	2.2	2.3
Spartan Total Market Index Fund Investor Class	2.1	2.1
VIP Mid Cap Portfolio Investor Class	0.1	0.6
	50.6	50.8
International Equity Funds
Fidelity Canada Fund	0.1	0.7
Fidelity China Region Fund	0.0*	0.2
Fidelity Diversified International Fund	1.8	1.0
Fidelity Emerging Asia Fund	0.6	0.7
Fidelity Emerging Markets Fund	0.5	0.4
Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity International Capital Appreciation Fund	1.1	0.8
Fidelity International Discovery Fund	0.9	2.2
Fidelity International Growth Fund	0.1	0.0
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.2	0.2
Fidelity International Small Cap Opportunities Fund	0.4	0.4
Fidelity International Value Fund	0.3	0.7
Fidelity Japan Fund	0.2	0.2
Fidelity Japan Smaller Companies Fund	0.4	0.5
Fidelity Nordic Fund	0.9	1.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.9	0.9
Spartan International Index Fund Investor Class	9.1	9.3
	17.5	19.2
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.0	2.2
Fidelity Focused High Income Fund	0.9	0.9
Fidelity High Income Fund	1.2	2.0
Fidelity New Markets Income Fund	0.7	0.7
Fidelity Real Estate Income Fund	0.4	0.4
Spartan U.S. Bond Index Fund Investor Class	22.9	23.6
	28.1	29.8
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.8	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2012
Domestic Equity Funds	50.6%
International Equity Funds	17.5%
Fixed Income Funds	28.1%
Money Market Funds	3.8%

As of December 31, 2011
Domestic Equity Funds	50.8%
International Equity Funds	19.2%
Fixed Income Funds	29.8%
Money Market Funds	0.2%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 68.1%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity 130/30 Large Cap Fund	10,705	$ 77,073
Fidelity Air Transportation Portfolio	25,061	960,324
Fidelity Automotive Portfolio	23,104	760,337
Fidelity Banking Portfolio	626,297	11,686,694
Fidelity Biotechnology Portfolio	42,943	4,482,854
Fidelity Blue Chip Growth Fund	6,097	286,076
Fidelity Brokerage & Investment Management Portfolio	35,403	1,562,341
Fidelity Capital Appreciation Fund	98,442	2,791,820
Fidelity Chemicals Portfolio	40,261	4,384,053
Fidelity Commodity Strategy Fund	1,164	9,373
Fidelity Communications Equipment Portfolio	5,946	122,613
Fidelity Computers Portfolio (a)	167,467	10,213,841
Fidelity Construction & Housing Portfolio	108,411	4,565,175
Fidelity Consumer Discretionary Portfolio	413,044	10,842,407
Fidelity Consumer Finance Portfolio	81,130	1,074,161
Fidelity Consumer Staples Portfolio	377,477	29,428,091
Fidelity Contrafund	1,026	76,742
Fidelity Defense & Aerospace Portfolio	3,967	323,246
Fidelity Dividend Growth Fund	118,052	3,321,973
Fidelity Electronics Portfolio	30,806	1,434,958
Fidelity Energy Portfolio	289,401	13,555,550
Fidelity Energy Service Portfolio (a)	58,115	3,442,742
Fidelity Environmental & Alternative Energy Portfolio	23,319	359,109
Fidelity Equity-Income Fund	2,616	116,471
Fidelity Equity-Income II Fund	516	9,731
Fidelity Financial Services Portfolio	197,978	11,134,269
Fidelity Fund	5,392	186,093
Fidelity Gold Portfolio	97,686	3,508,870
Fidelity Growth Company Fund	58,571	5,362,784
Fidelity Health Care Portfolio	55,233	7,461,433
Fidelity Independence Fund	561	13,357
Fidelity Industrial Equipment Portfolio	167,561	5,703,793
Fidelity Industrials Portfolio	535,903	12,609,795
Fidelity Insurance Portfolio	157,377	7,532,049
Fidelity IT Services Portfolio	157,552	3,699,311
Fidelity Large Cap Stock Fund	38,322	720,067
Fidelity Large Cap Value Fund	6,408	70,931
Fidelity Leisure Portfolio	1,910	197,244
Fidelity Leveraged Company Stock Fund	964	27,252
Fidelity Magellan Fund	902	62,519
Fidelity Materials Portfolio	885	57,974
Fidelity Medical Delivery Portfolio (a)	133,051	8,124,074
Fidelity Medical Equipment & Systems Portfolio	34,353	961,881
Fidelity Mega Cap Stock Fund	214,530	2,383,431
Fidelity Mid Cap Value Fund	4,413	72,947
Fidelity Mid-Cap Stock Fund	6,449	183,019
Fidelity Multimedia Portfolio	131,177	6,649,351
Fidelity Nasdaq Composite Index Fund	44,371	1,738,012

	Shares	Value
Fidelity Natural Gas Portfolio	254	$ 7,524
Fidelity Natural Resources Portfolio	1,786	52,272
Fidelity Pharmaceuticals Portfolio	784,880	11,561,279
Fidelity Real Estate Investment Portfolio	172,768	5,464,644
Fidelity Retailing Portfolio	89,608	5,328,083
Fidelity Small Cap Growth Fund	10,842	174,780
Fidelity Small Cap Stock Fund	8,255	140,500
Fidelity Small Cap Value Fund	11,337	172,442
Fidelity Software & Computer Services Portfolio	146,864	12,220,585
Fidelity Technology Portfolio (a)	212,130	20,682,705
Fidelity Telecom and Utilities Fund	705,094	13,044,247
Fidelity Telecommunications Portfolio	109,435	5,228,788
Fidelity Transportation Portfolio	55,597	2,933,849
Fidelity Utilities Portfolio	84,760	4,823,677
Fidelity Value Discovery Fund	1,624	25,102
Fidelity Value Fund	1,157	79,681
Spartan 500 Index Fund Investor Class	172,958	8,391,933
Spartan Extended Market Index Fund Investor Class	344,308	13,159,435
Spartan Total Market Index Fund Investor Class	323,646	12,748,427
VIP Mid Cap Portfolio Investor Class	18,547	574,582
TOTAL DOMESTIC EQUITY FUNDS		301,162,746
International Equity Funds - 17.5%
Fidelity Canada Fund	16,639	836,458
Fidelity China Region Fund	4,500	118,795
Fidelity Diversified International Fund	394,670	10,667,943
Fidelity Emerging Asia Fund	140,165	3,697,553
Fidelity Emerging Markets Fund	125,656	2,627,466
Fidelity International Capital Appreciation Fund	554,404	6,780,360
Fidelity International Discovery Fund	189,142	5,549,433
Fidelity International Growth Fund	33,670	284,512
Fidelity International Real Estate Fund	21,516	174,713
Fidelity International Small Cap Fund	62,203	1,143,917
Fidelity International Small Cap Opportunities Fund	240,030	2,385,894
Fidelity International Value Fund	228,518	1,553,925
Fidelity Japan Fund	137,751	1,336,187
Fidelity Japan Smaller Companies Fund	272,171	2,367,892
Fidelity Nordic Fund	176,988	5,003,459
Fidelity Overseas Fund	855	24,538
Fidelity Pacific Basin Fund	241,276	5,503,511
Spartan International Index Fund Investor Class	1,758,252	54,136,587
TOTAL INTERNATIONAL EQUITY FUNDS		104,193,143
TOTAL EQUITY FUNDS (Cost $338,519,206)		405,355,889
Fixed-Income Funds - 28.1%
	Shares	Value
Fidelity Floating Rate High Income Fund	1,248,437	$ 12,222,200
Fidelity Focused High Income Fund	607,986	5,587,395
Fidelity High Income Fund	792,281	7,114,681
Fidelity New Markets Income Fund	248,276	4,136,274
Fidelity Real Estate Income Fund	217,642	2,411,473
Spartan U.S. Bond Index Fund Investor Class	11,430,149	136,133,068
TOTAL FIXED-INCOME FUNDS (Cost $155,546,646)		167,605,091
Money Market Funds - 3.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $22,379,173)	22,379,173	$ 22,379,173
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $516,445,025)		595,340,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97,570)
NET ASSETS - 100%		$ 595,242,583
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $516,445,025) - See accompanying schedule		$ 595,340,153
Receivable for investments sold		30,741
Receivable for fund shares sold		132
Total assets		595,371,026

Liabilities
Payable for investments purchased	$ 132
Payable for fund shares redeemed	30,741
Accrued management fee	97,035
Distribution and service plan fees payable	535
Total liabilities		128,443

Net Assets		$ 595,242,583
Net Assets consist of:
Paid in capital		$ 633,575,654
Undistributed net investment income		2,253,052
Accumulated undistributed net realized gain (loss) on investments		(119,481,251)
Net unrealized appreciation (depreciation) on investments		78,895,128
Net Assets		$ 595,242,583

Service Class: Net Asset Value, offering price and redemption price per share ($77,101 ÷ 8,022 shares)		$ 9.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,417,870 ÷ 460,872 shares)		$ 9.59

Investor Class: Net Asset Value, offering price and redemption price per share ($590,747,612 ÷ 61,476,151 shares)		$ 9.61

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,847,565

Expenses
Management fee	$ 738,269
Distribution and service plan fees	5,206
Independent trustees' compensation	1,018
Total expenses before reductions	744,493
Expense reductions	(149,980)	594,513
Net investment income (loss)		2,253,052
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,096,443
Capital gain distributions from underlying funds	1,594,359
Total net realized gain (loss)		6,690,802
Change in net unrealized appreciation (depreciation) on underlying funds		26,331,820
Net gain (loss)		33,022,622
Net increase (decrease) in net assets resulting from operations		$ 35,275,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,253,052	$ 9,133,335
Net realized gain (loss)	6,690,802	9,928,311
Change in net unrealized appreciation (depreciation)	26,331,820	(36,732,765)
Net increase (decrease) in net assets resulting from operations	35,275,674	(17,671,119)
Distributions to shareholders from net investment income	-	(9,137,988)
Distributions to shareholders from net realized gain	-	(1,453,223)
Total distributions	-	(10,591,211)
Share transactions - net increase (decrease)	2,140,343	46,518,567
Total increase (decrease) in net assets	37,416,017	18,256,237

Net Assets
Beginning of period	557,826,566	539,570,329
End of period (including undistributed net investment income of $2,253,052 and $0, respectively)	$ 595,242,583	$ 557,826,566

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.04	.15	.13	.13	.18	.24
Net realized and unrealized gain (loss)	.53	(.41)	1.08	1.55	(3.53)	.58
Total from investment operations	.57	(.26)	1.21	1.68	(3.35)	.82
Distributions from net investment income	-	(.15)	(.13)	(.12)	(.18)	(.18)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.25)	(.63)
Total distributions	-	(.18) I	(.15)	(.13)	(.43) H	(.81)
Net asset value, end of period	$ 9.61	$ 9.04	$ 9.48	$ 8.42	$ 6.87	$ 10.65
Total Return B, C, D	6.31%	(2.79)%	14.32%	24.44%	(32.03)%	7.80%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.76% A	1.60%	1.49%	1.73%	2.01%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 63	$ 67	$ 68	$ 68	$ 117
Portfolio turnover rate	28% A	16%	22%	55%	84%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share. I Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 9.46	$ 8.41	$ 6.86	$ 10.65	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.03	.14	.12	.12	.16	.22
Net realized and unrealized gain (loss)	.54	(.42)	1.07	1.55	(3.53)	.59
Total from investment operations	.57	(.28)	1.19	1.67	(3.37)	.81
Distributions from net investment income	-	(.14)	(.12)	(.11)	(.18)	(.17)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.25)	(.63)
Total distributions	-	(.16)	(.14)	(.12)	(.42) H	(.80)
Net asset value, end of period	$ 9.59	$ 9.02	$ 9.46	$ 8.41	$ 6.86	$ 10.65
Total Return B, C, D	6.32%	(2.94)%	14.09%	24.38%	(32.18)%	7.63%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.61% A	1.45%	1.34%	1.58%	1.86%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 3,675	$ 2,586	$ 1,464	$ 223	$ 117
Portfolio turnover rate	28% A	16%	22%	55%	84%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.42 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.04	.15	.13	.13	.18	.24
Net realized and unrealized gain (loss)	.54	(.42)	1.08	1.55	(3.53)	.58
Total from investment operations	.58	(.27)	1.21	1.68	(3.35)	.82
Distributions from net investment income	-	(.15)	(.13)	(.12)	(.18)	(.18)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.25)	(.63)
Total distributions	-	(.18) I	(.15)	(.13)	(.43) H	(.81)
Net asset value, end of period	$ 9.61	$ 9.03	$ 9.48	$ 8.42	$ 6.87	$ 10.65
Total Return B, C, D	6.42%	(2.90)%	14.32%	24.44%	(32.03)%	7.80%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.76% A	1.60%	1.49%	1.73%	2.01%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 590,748	$ 554,088	$ 536,918	$ 445,681	$ 321,938	$ 444,467
Portfolio turnover rate	28% A	16%	22%	55%	84%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share. I Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.3	0.2
Fidelity Automotive Portfolio	0.4	0.4
Fidelity Banking Portfolio	4.1	2.9
Fidelity Biotechnology Portfolio	1.5	0.1
Fidelity Blue Chip Growth Fund	0.0*	0.3
Fidelity Brokerage & Investment Management Portfolio	0.0*	0.4
Fidelity Capital Appreciation Fund	1.7	0.0
Fidelity Chemicals Portfolio	1.3	1.2
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.1	0.3
Fidelity Computers Portfolio	2.2	1.6
Fidelity Construction & Housing Portfolio	1.1	0.5
Fidelity Consumer Discretionary Portfolio	3.1	2.2
Fidelity Consumer Finance Portfolio	0.3	0.2
Fidelity Consumer Staples Portfolio	6.7	6.8
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.2	0.1
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	1.5	0.8
Fidelity Energy Portfolio	2.6	3.7
Fidelity Energy Service Portfolio	0.6	1.3
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.2
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	0.7	1.3
Fidelity Global Commodity Stock Fund	0.0*	0.6
Fidelity Gold Portfolio	1.1	1.6
Fidelity Growth Company Fund	0.5	0.7
Fidelity Health Care Portfolio	3.7	3.4
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	1.1	1.0
Fidelity Industrials Portfolio	3.2	3.3
Fidelity Insurance Portfolio	3.4	3.4
Fidelity IT Services Portfolio	1.7	1.0
Fidelity Large Cap Stock Fund	0.1	0.1
Fidelity Large Cap Value Fund	0.1	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.1
Fidelity Medical Delivery Portfolio	0.9	1.6
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.1
Fidelity Mega Cap Stock Fund	0.2	0.2
Fidelity Mid Cap Value Fund	0.0*	0.3
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	1.5	1.3
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.4	0.0
Fidelity Natural Resources Portfolio	0.0*	0.1
Fidelity Pharmaceuticals Portfolio	3.3	2.9
Fidelity Real Estate Investment Portfolio	0.0*	0.1
Fidelity Retailing Portfolio	1.3	0.9
Fidelity Small Cap Growth Fund	0.0*	0.5
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.1	0.3
Fidelity Software & Computer Services Portfolio	2.3	1.4
Fidelity Technology Portfolio	2.3	5.8
Fidelity Telecom and Utilities Fund	3.3	2.1
Fidelity Telecommunications Portfolio	1.3	1.4
Fidelity Transportation Portfolio	0.7	0.6
Fidelity Utilities Portfolio	0.4	1.0
Fidelity Value Discovery Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	0.1	1.3
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.5	1.0
VIP Energy Portfolio Investor Class	0.1	0.1
VIP Mid Cap Portfolio Investor Class	0.0*	0.3
	62.1	63.1
International Equity Funds
Fidelity Canada Fund	0.1	0.8
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	3.3	0.7
Fidelity Emerging Asia Fund	1.0	1.0
Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Emerging Markets Fund	0.3	0.5
Fidelity International Capital Appreciation Fund	2.9	1.1
Fidelity International Discovery Fund	0.3	1.9
Fidelity International Real Estate Fund	0.1	0.0*
Fidelity International Small Cap Fund	0.1	0.3
Fidelity International Small Cap Opportunities Fund	0.5	0.5
Fidelity International Value Fund	0.0	1.1
Fidelity Japan Fund	0.0*	0.3
Fidelity Japan Smaller Companies Fund	0.5	1.5
Fidelity Nordic Fund	0.1	0.7
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	2.4	2.2
Spartan International Index Fund Investor Class	9.3	9.4
	21.0	22.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.1	0.1
Fidelity Focused High Income Fund	0.4	0.4
Fidelity High Income Fund	1.8	2.1
Fidelity New Markets Income Fund	0.4	0.3
Fidelity Real Estate Income Fund	0.1	0.1
Spartan U.S. Bond Index Fund Investor Class	13.7	11.7
	16.5	14.7
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.4	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2012
Domestic Equity Funds	62.1%
International Equity Funds	21.0%
Fixed Income Funds	16.5%
Money Market Funds	0.4%

As of December 31, 2011
Domestic Equity Funds	63.1%
International Equity Funds	22.1%
Fixed Income Funds	14.7%
Money Market Funds	0.1%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 83.1%
	Shares	Value
Domestic Equity Funds - 62.1%
Fidelity 130/30 Large Cap Fund	6,357	$ 45,771
Fidelity Air Transportation Portfolio	15,685	601,039
Fidelity Automotive Portfolio	29,308	964,541
Fidelity Banking Portfolio	511,478	9,544,174
Fidelity Biotechnology Portfolio	32,868	3,431,060
Fidelity Blue Chip Growth Fund	2,059	96,603
Fidelity Brokerage & Investment Management Portfolio	1,295	57,144
Fidelity Capital Appreciation Fund	135,676	3,847,776
Fidelity Chemicals Portfolio	27,112	2,952,217
Fidelity Commodity Strategy Fund	1,164	9,373
Fidelity Communications Equipment Portfolio	6,051	124,775
Fidelity Computers Portfolio (a)	81,853	4,992,210
Fidelity Construction & Housing Portfolio	57,331	2,414,211
Fidelity Consumer Discretionary Portfolio	275,376	7,228,615
Fidelity Consumer Finance Portfolio	48,870	647,033
Fidelity Consumer Staples Portfolio	198,724	15,492,495
Fidelity Contrafund	891	66,690
Fidelity Defense & Aerospace Portfolio	4,384	357,222
Fidelity Dividend Growth Fund	2,810	79,081
Fidelity Electronics Portfolio	71,670	3,338,408
Fidelity Energy Portfolio	127,391	5,966,999
Fidelity Energy Service Portfolio (a)	25,028	1,482,652
Fidelity Environmental & Alternative Energy Portfolio	4,145	63,830
Fidelity Equity-Income Fund	1,004	44,701
Fidelity Equity-Income II Fund	1,232	23,229
Fidelity Financial Services Portfolio	27,902	1,569,196
Fidelity Global Commodity Stock Fund	1,782	24,116
Fidelity Gold Portfolio	68,318	2,453,974
Fidelity Growth Company Fund	12,516	1,145,975
Fidelity Health Care Portfolio	62,995	8,510,019
Fidelity Independence Fund	421	10,027
Fidelity Industrial Equipment Portfolio	73,865	2,514,373
Fidelity Industrials Portfolio	312,463	7,352,258
Fidelity Insurance Portfolio	165,015	7,897,603
Fidelity IT Services Portfolio	171,187	4,019,481
Fidelity Large Cap Stock Fund	7,857	147,638
Fidelity Large Cap Value Fund	9,258	102,485
Fidelity Leisure Portfolio	1,781	183,904
Fidelity Leveraged Company Stock Fund	3,104	87,751
Fidelity Magellan Fund	858	59,517
Fidelity Materials Portfolio	323	21,192
Fidelity Medical Delivery Portfolio (a)	34,871	2,129,196
Fidelity Medical Equipment & Systems Portfolio	1,975	55,313
Fidelity Mega Cap Stock Fund	44,237	491,476
Fidelity Mid Cap Value Fund	4,528	74,848
Fidelity Mid-Cap Stock Fund	2,614	74,186
Fidelity Multimedia Portfolio	68,535	3,474,031

	Shares	Value
Fidelity Nasdaq Composite Index Fund	892	$ 34,949
Fidelity Natural Gas Portfolio	34,318	1,015,117
Fidelity Natural Resources Portfolio	727	21,275
Fidelity Pharmaceuticals Portfolio	512,314	7,546,379
Fidelity Real Estate Investment Portfolio	355	11,236
Fidelity Retailing Portfolio	48,400	2,877,854
Fidelity Small Cap Growth Fund	2,185	35,218
Fidelity Small Cap Stock Fund	3,469	59,044
Fidelity Small Cap Value Fund	10,788	164,082
Fidelity Software & Computer Services Portfolio	64,522	5,368,885
Fidelity Technology Portfolio (a)	54,586	5,322,166
Fidelity Telecom and Utilities Fund	405,067	7,493,749
Fidelity Telecommunications Portfolio	64,571	3,085,214
Fidelity Transportation Portfolio	29,060	1,533,471
Fidelity Utilities Portfolio	15,792	898,695
Fidelity Value Discovery Fund	589	9,101
Spartan 500 Index Fund Investor Class	2,628	127,531
Spartan Extended Market Index Fund Investor Class	192	7,335
Spartan Total Market Index Fund Investor Class	28,290	1,114,352
VIP Energy Portfolio Investor Class	16,688	298,053
VIP Mid Cap Portfolio Investor Class	2,527	78,286
TOTAL DOMESTIC EQUITY FUNDS		143,372,400
International Equity Funds - 21.0%
Fidelity Canada Fund	5,051	253,920
Fidelity China Region Fund	5,086	134,267
Fidelity Diversified International Fund	279,467	7,554,000
Fidelity Emerging Asia Fund	85,869	2,265,224
Fidelity Emerging Markets Fund	35,758	747,695
Fidelity International Capital Appreciation Fund	540,299	6,607,853
Fidelity International Discovery Fund	22,522	660,809
Fidelity International Real Estate Fund	14,529	117,972
Fidelity International Small Cap Fund	8,843	162,615
Fidelity International Small Cap Opportunities Fund	117,547	1,168,421
Fidelity Japan Fund	8,600	83,418
Fidelity Japan Smaller Companies Fund	145,341	1,264,469
Fidelity Nordic Fund	11,056	312,544
Fidelity Overseas Fund	336	9,656
Fidelity Pacific Basin Fund	244,925	5,586,733
Spartan International Index Fund Investor Class	698,517	21,507,349
TOTAL INTERNATIONAL EQUITY FUNDS		48,436,945
TOTAL EQUITY FUNDS (Cost $162,587,803)		191,809,345
Fixed-Income Funds - 16.5%
	Shares	Value
Fidelity Floating Rate High Income Fund	23,738	$ 232,391
Fidelity Focused High Income Fund	108,637	998,375
Fidelity High Income Fund	449,682	4,038,148
Fidelity New Markets Income Fund	54,589	909,447
Fidelity Real Estate Income Fund	25,450	281,987
Spartan U.S. Bond Index Fund Investor Class	2,655,350	31,625,224
TOTAL FIXED-INCOME FUNDS (Cost $36,081,092)		38,085,572
Money Market Funds - 0.4%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $1,012,574)	1,012,574	$ 1,012,574
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $199,681,469)		230,907,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,087)
NET ASSETS - 100%		$ 230,868,404
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $199,681,469) - See accompanying schedule		$ 230,907,491
Cash		8
Receivable for fund shares sold		166,665
Total assets		231,074,164

Liabilities
Payable for investments purchased	$ 165,242
Payable for fund shares redeemed	1,423
Accrued management fee	38,595
Distribution and service plan fees payable	500
Total liabilities		205,760

Net Assets		$ 230,868,404
Net Assets consist of:
Paid in capital		$ 253,074,082
Undistributed net investment income		472,389
Accumulated undistributed net realized gain (loss) on investments		(53,904,089)
Net unrealized appreciation (depreciation) on investments		31,226,022
Net Assets		$ 230,868,404
Service Class: Net Asset Value, offering price and redemption price per share ($208,778 ÷ 22,835 shares)		$ 9.14

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,134,484 ÷ 453,695 shares)		$ 9.11

Investor Class: Net Asset Value, offering price and redemption price per share ($226,525,142 ÷ 24,762,384 shares)		$ 9.15

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 719,695

Expenses
Management fee	$ 304,905
Distribution and service plan fees	5,107
Independent trustees' compensation	424
Total expenses before reductions	310,436
Expense reductions	(63,130)	247,306
Net investment income (loss)		472,389
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,873,715
Capital gain distributions from underlying funds	722,579
Total net realized gain (loss)		3,596,294
Change in net unrealized appreciation (depreciation) on underlying funds		11,537,537
Net gain (loss)		15,133,831
Net increase (decrease) in net assets resulting from operations		$ 15,606,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 472,389	$ 2,982,445
Net realized gain (loss)	3,596,294	7,137,454
Change in net unrealized appreciation (depreciation)	11,537,537	(24,181,458)
Net increase (decrease) in net assets resulting from operations	15,606,220	(14,061,559)
Distributions to shareholders from net investment income	-	(2,967,823)
Distributions to shareholders from net realized gain	-	(621,579)
Total distributions	-	(3,589,402)
Share transactions - net increase (decrease)	(20,389,724)	25,585,800
Total increase (decrease) in net assets	(4,783,504)	7,934,839

Net Assets
Beginning of period	235,651,908	227,717,069
End of period (including undistributed net investment income of $472,389 and $0, respectively)	$ 230,868,404	$ 235,651,908

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 9.19	$ 8.02	$ 6.32	$ 10.76	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.02	.11	.10	.11	.13	.17
Net realized and unrealized gain (loss)	.55	(.60)	1.19	1.70	(4.14)	.74
Total from investment operations	.57	(.49)	1.29	1.81	(4.01)	.91
Distributions from net investment income	-	(.11)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.30)	(.74)
Total distributions	-	(.13)	(.12)	(.11)	(.43) H	(.87)
Net asset value, end of period	$ 9.14	$ 8.57	$ 9.19	$ 8.02	$ 6.32	$ 10.76
Total Return B, C, D	6.65%	(5.30)%	16.07%	28.56%	(38.14)%	8.52%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.39% A	1.23%	1.20%	1.53%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 183	$ 108	$ 112	$ 62	$ 118
Portfolio turnover rate	54% A	26%	38%	66%	92%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 9.17	$ 8.00	$ 6.32	$ 10.76	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.10	.11	.15
Net realized and unrealized gain (loss)	.55	(.60)	1.19	1.68	(4.13)	.74
Total from investment operations	.56	(.50)	1.28	1.78	(4.02)	.89
Distributions from net investment income	-	(.10)	(.09)	(.09)	(.12)	(.11)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.30)	(.74)
Total distributions	-	(.12)	(.11)	(.10)	(.42) H	(.85)
Net asset value, end of period	$ 9.11	$ 8.55	$ 9.17	$ 8.00	$ 6.32	$ 10.76
Total Return B, C, D	6.55%	(5.44)%	16.00%	28.17%	(38.19)%	8.36%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.24% A	1.08%	1.05%	1.38%	1.37%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,134	$ 3,574	$ 2,384	$ 886	$ 254	$ 118
Portfolio turnover rate	54% A	26%	38%	66%	92%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.42 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 9.20	$ 8.02	$ 6.32	$ 10.77	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.02	.11	.10	.11	.13	.17
Net realized and unrealized gain (loss)	.55	(.60)	1.20	1.70	(4.15)	.75
Total from investment operations	.57	(.49)	1.30	1.81	(4.02)	.92
Distributions from net investment income	-	(.11)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.30)	(.74)
Total distributions	-	(.13)	(.12)	(.11)	(.43) H	(.87)
Net asset value, end of period	$ 9.15	$ 8.58	$ 9.20	$ 8.02	$ 6.32	$ 10.77
Total Return B, C, D	6.64%	(5.29)%	16.20%	28.56%	(38.20)%	8.63%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.39% A	1.23%	1.20%	1.53%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,525	$ 231,895	$ 225,225	$ 180,463	$ 120,650	$ 176,456
Portfolio turnover rate	54% A	26%	38%	66%	92%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP FundsManager® 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70%, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$ 560,909,280	$ 32,775,135	$ (4,262,991)	$ 28,512,144
VIP FundsManager 50% Portfolio	798,845,555	98,796,513	(12,984,518)	85,811,995
VIP FundsManager 60% Portfolio	4,865,840,843	448,668,424	(101,724,861)	346,943,563
VIP FundsManager 70% Portfolio	516,960,160	90,665,549	(12,285,556)	78,379,993
VIP FundsManager 85% Portfolio	199,960,058	36,089,777	(5,142,344)	30,947,433

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration		Total capital loss carryfoward
	2016	2017
VIP FundsManager 20% Portfolio	$ (100,811)	$ (5,038,987)	$ (5,139,798)
VIP FundsManager 50% Portfolio	(16,594,975)	(57,794,871)	(74,389,846)
VIP FundsManager 60% Portfolio	(-)	(37,214,297)	(37,214,297)
VIP FundsManager 70% Portfolio	(43,028,530)	(82,605,094)	(125,633,624)
VIP FundsManager 85% Portfolio	(12,672,252)	(44,547,909)	(57,220,161)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	96,790,970	54,046,175
VIP FundsManager 50% Portfolio	195,244,952	109,463,804
VIP FundsManager 60% Portfolio	1,429,907,872	557,647,210
VIP FundsManager 70% Portfolio	89,295,984	83,303,590
VIP FundsManager 85% Portfolio	65,977,492	85,172,173

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2013.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 33	$ 1,765	$ 1,798
VIP FundsManager 50% Portfolio	31	84,350	84,381
VIP FundsManager 60% Portfolio	31	256,299	256,330
VIP FundsManager 70% Portfolio	38	5,168	5,206
VIP FundsManager 85% Portfolio	101	5,006	5,107

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2013. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 141,472
VIP FundsManager 50% Portfolio	215,960
VIP FundsManager 60% Portfolio	1,206,605
VIP FundsManager 70% Portfolio	147,896
VIP FundsManager 85% Portfolio	61,043

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 33
Service Class 2	743
VIP FundsManager 50% Portfolio
Service Class	31
Service Class 2	34,591
VIP FundsManager 60% Portfolio
Service Class	31
Service Class 2	105,904
VIP FundsManager 70% Portfolio
Service Class	38
Service Class 2	2,046
VIP FundsManager 85% Portfolio
Service Class	101
Service Class 2	1,986

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 1,034
Service Class 2	-	20,621
Investor Class	-	8,578,368
Total	$ -	$ 8,600,023

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2012	Year ended December 31, 2011
VIP FundsManager 20% Portfolio
From net realized gain
Service Class	$ -	$ 118
Service Class 2	-	2,530
Investor Class	-	980,385
Total	$ -	$ 983,033
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ -	$ 1,048
Service Class 2	-	303,133
Investor Class	-	13,176,616
Total	$ -	$ 13,480,797
From net realized gain
Service Class	$ -	$ 131
Service Class 2	-	39,229
Investor Class	-	1,647,077
Total	$ -	$ 1,686,437
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ -	$ 827
Service Class 2	-	621,101
Investor Class	-	58,688,323
Total	$ -	$ 59,310,251
From net realized gain
Service Class	$ -	$ 125
Service Class 2	-	98,069
Investor Class	-	8,866,581
Total	$ -	$ 8,964,775
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 1,032
Service Class 2	-	55,238
Investor Class	-	9,081,718
Total	$ -	$ 9,137,988
From net realized gain
Service Class	$ -	$ 164
Service Class 2	-	9,607
Investor Class	-	1,443,452
Total	$ -	$ 1,453,223
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 2,313
Service Class 2	-	40,380
Investor Class	-	2,925,130
Total	$ -	$ 2,967,823
From net realized gain
Service Class	$ -	$ 484
Service Class 2	-	9,477
Investor Class	-	611,618
Total	$ -	$ 621,579

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP FundsManager 20% Portfolio
Service Class
Shares sold	196	239	$ 2,138	$ 2,551
Reinvestment of distributions	-	108	-	1,152
Shares redeemed	(27)	(678)	(297)	(7,360)
Net increase (decrease)	169	(331)	$ 1,841	$ (3,657)
Service Class 2
Shares sold	69,982	118,036	$ 763,383	$ 1,269,205
Reinvestment of distributions	-	2,172	-	23,152
Shares redeemed	(88,602)	(45,102)	(970,015)	(490,275)
Net increase (decrease)	(18,620)	75,106	$ (206,632)	$ 802,082
Investor Class
Shares sold	5,014,440	14,732,018	$ 54,860,016	$ 159,190,758
Reinvestment of distributions	-	895,853	-	9,558,752
Shares redeemed	(1,515,940)	(2,471,225)	(16,606,384)	(26,665,882)
Net increase (decrease)	3,498,500	13,156,646	$ 38,253,632	$ 142,083,628
VIP FundsManager 50% Portfolio
Service Class
Shares sold	154	230	$ 1,581	$ 2,318
Reinvestment of distributions	-	121	-	1,179
Shares redeemed	(50)	(439)	(505)	(4,526)
Net increase (decrease)	104	(88)	$ 1,076	$ (1,029)
Service Class 2
Shares sold	6,348,979	1,763,410	$ 64,343,880	$ 17,762,571
Reinvestment of distributions	-	35,114	-	342,362
Shares redeemed	(608,196)	(76,657)	(6,160,291)	(775,033)
Net increase (decrease)	5,740,783	1,721,867	$ 58,183,589	$ 17,329,900
Investor Class
Shares sold	5,216,205	12,811,963	$ 53,518,802	$ 130,073,867
Reinvestment of distributions	-	1,517,266	-	14,823,693
Shares redeemed	(3,161,378)	(4,888,743)	(32,315,974)	(49,418,689)
Net increase (decrease)	2,054,827	9,440,486	$ 21,202,828	$ 95,478,871
VIP FundsManager 60% Portfolio
Service Class
Shares sold	276	350	$ 2,753	$ 3,458
Reinvestment of distributions	-	100	-	952
Shares redeemed	(163)	(497)	(1,626)	(5,030)
Net increase (decrease)	113	(47)	$ 1,127	$ (620)
Service Class 2
Shares sold	19,641,372	5,325,793	$ 194,855,935	$ 52,623,723
Reinvestment of distributions	-	75,622	-	719,169
Shares redeemed	(1,315,785)	(632,946)	(13,179,600)	(6,346,164)
Net increase (decrease)	18,325,587	4,768,469	$ 181,676,335	$ 46,996,728
Investor Class
Shares sold	69,721,545	169,404,721	$ 700,892,824	$ 1,676,865,563
Reinvestment of distributions	-	7,096,103	-	67,554,905
Shares redeemed	(4,625,061)	(8,133,825)	(46,278,432)	(80,228,829)
Net increase (decrease)	65,096,484	168,366,999	$ 654,614,392	$ 1,664,191,639
VIP FundsManager 70% Portfolio
Service Class
Shares sold	1,167	229	$ 10,958	$ 2,168
Reinvestment of distributions	-	132	-	1,196
Shares redeemed	(112)	(419)	(1,079)	(4,115)
Net increase (decrease)	1,055	(58)	$ 9,879	$ (751)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
VIP FundsManager 70% Portfolio
Service Class 2
Shares sold	67,784	156,009	$ 644,841	$ 1,477,158
Reinvestment of distributions	-	7,189	-	64,845
Shares redeemed	(14,426)	(28,881)	(136,225)	(274,432)
Net increase (decrease)	53,358	134,317	$ 508,616	$ 1,267,571
Investor Class
Shares sold	2,695,562	8,466,254	$ 25,961,677	$ 81,472,928
Reinvestment of distributions	-	1,165,578	-	10,525,170
Shares redeemed	(2,553,611)	(4,940,159)	(24,339,829)	(46,746,351)
Net increase (decrease)	141,951	4,691,673	$ 1,621,848	$ 45,251,747
VIP FundsManager 85% Portfolio
Service Class
Shares sold	2,240	10,241	$ 20,618	$ 90,783
Reinvestment of distributions	-	326	-	2,796
Shares redeemed	(756)	(999)	(6,951)	(9,246)
Net increase (decrease)	1,484	9,568	$ 13,667	$ 84,333
Service Class 2
Shares sold	59,185	197,332	$ 536,305	$ 1,805,431
Reinvestment of distributions	-	5,831	-	49,857
Shares redeemed	(23,526)	(45,063)	(214,303)	(404,136)
Net increase (decrease)	35,659	158,100	$ 322,002	$ 1,451,152
Investor Class
Shares sold	1,059,516	5,516,563	$ 9,693,198	$ 51,100,108
Reinvestment of distributions	-	412,208	-	3,536,749
Shares redeemed	(3,335,164)	(3,374,672)	(30,418,591)	(30,586,542)
Net increase (decrease)	(2,275,648)	2,554,099	$ (20,725,393)	$ 24,050,315

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Funds Manager 60% Portfolio
Fidelity Consumer Discretionary Portfolio	37%
Fidelity Insurance Portfolio	32%
Fidelity Industrial Equipment Portfolio	26%
Fidelity Financial Services Portfolio	21%
Fidelity Banking Portfolio	20%
Fidelity International Value Fund	18%
Fidelity Industrials Portfolio	18%
Fidelity Telecommunications Portfolio	17%
Fidelity Construction and Housing Portfolio	17%
Fidelity IT Services Portfolio	16%
Fidelity International Growth Fund	14%
Fidelity Utilities Portfolio	13%
Fidelity Consumer Staples Portfolio	13%
Fidelity Multimedia Portfolio	13%
Fidelity Consumer Finance Portfolio	13%

Semiannual Report

8. Other - continued

Fund	VIP Funds Manager 60% Portfolio
Fidelity Computers Portfolio	12%
Spartan U.S. Bond Index Fund	11%
Fidelity Nordic Fund	11%
Fidelity International Capital Appreciation Fund	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Consumer Discretionary Portfolio	48%
Fidelity Insurance Portfolio	45%
Fidelity Industrial Equipment Portfolio	32%
Fidelity Banking Portfolio	29%
Fidelity Financial Services Portfolio	27%
Fidelity Industrials Portfolio	24%
Fidelity Construction and Housing Portfolio	24%
Fidelity IT Services Portfolio	22%
Fidelity Telecommunications Portfolio	21%
Fidelity International Value Fund	21%

In addition, at the end of the period, FMR or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated
VIP FundsManager 20% Portfolio	99%
VIP FundsManager 50% Portfolio	91%
VIP FundsManager 60% Portfolio	26%
VIP FundsManager 70% Portfolio	99%
VIP FundsManager 85% Portfolio	98%

In addition, at the end of the period, one otherwise unaffiliated shareholder was the owner of record of more than 65% of the outstanding shares of VIP FundsManager 60% Portfolio.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0812
1.833444.106

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Fidelity® VIP Investment Grade Central Fund Financial Statements	(Click Here)	Complete list of investments and financial statements for Fidelity® VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.43%
Actual		$ 1,000.00	$ 1,033.50	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,022.73	$ 2.16
Service Class	.52%
Actual		$ 1,000.00	$ 1,033.00	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.61
Service Class 2.67%
Actual		$ 1,000.00	$ 1,031.80	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.37
Investor Class	.46%
Actual		$ 1,000.00	$ 1,033.60	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations 76.3%	U.S. Government and U.S. Government Agency Obligations 64.4%
AAA 4.9%	AAA 7.1%
AA 1.7%	AA 2.6%
A 6.0%	A 7.4%
BBB 15.3%	BBB 14.0%
BB and Below 3.8%	BB and Below 5.3%
Not Rated † 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets *** (8.0)%	Short-Term Investments and Net Other Assets *** (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of June 30, 2012
6 months ago
Years	6.0	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.0	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Corporate Bonds 23.7%		Corporate Bonds 26.0%
	U.S. Government and U.S. Government Agency Obligations 76.3%		U.S. Government and U.S. Government Agency Obligations 64.4%
	Asset-Backed Securities 1.6%		Asset-Backed Securities 2.2%
	CMOs and Other Mortgage Related Securities 5.7%		CMOs and Other Mortgage Related Securities 7.5%
	Municipal Bonds 0.5%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) *** (8.0)%		Short-Term Investments and Net Other Assets (Liabilities) *** (0.8)%
* Foreign investments	3.5%	** Foreign investments	4.1%
* Futures and Swaps	0.0%	** Futures and Swaps	2.1%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Amount represents less than 0.1%.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 99.3%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 97.4%
Fidelity VIP Investment Grade Central Fund (e)	29,425,863	$ 3,220,660,723
HIGH YIELD FIXED-INCOME FUNDS - 1.9%
Fidelity Specialized High Income Central Fund (d)	611,643	63,109,356
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,103,021,308)		3,283,770,079
Nonconvertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 5.05% 3/15/22 (Cost $4,502,689)	$ 4,420,000	4,584,591
Asset-Backed Securities - 0.0%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(c)	1,800,000	27,000
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	1,525,000	61,000
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	5,056,183	18,669
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $94,304)		106,669
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.2%
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4853% 4/25/36 (c)	$ 4,640,611	$ 2,327,657
Series 2006-5 Class A1A, 0.4353% 7/25/36 (c)	3,540,124	1,603,664
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4553% 5/25/47 (c)	530,400	326,719
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4153% 2/25/37 (c)	1,420,136	955,077
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (c)	912,601	450,185
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,808,914)		5,663,302
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $22,637,707)	22,637,707	22,637,707
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,137,064,922)		3,316,762,348
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,927,552)
NET ASSETS - 100%		$ 3,305,834,796
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,000 or 0.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,773
Fidelity Specialized High Income Central Fund	1,957,137
Fidelity VIP Investment Grade Central Fund	45,634,186
Total	$ 47,618,096
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 59,381,175	$ 1,957,138	$ -	$ 63,109,356	13.9%
Fidelity VIP Investment Grade Central Fund	2,865,802,940	303,324,602	-	3,220,660,723	77.1%
Total	$ 2,925,184,115	$ 305,281,740	$ -	$ 3,283,770,079
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,584,591	$ -	$ 4,584,591	$ -
Asset-Backed Securities	106,669	-	79,669	27,000
Collateralized Mortgage Obligations	5,663,302	-	5,213,117	450,185
Fixed-Income Funds	3,283,770,079	3,283,770,079	-	-
Money Market Funds	22,637,707	22,637,707	-	-
Total Investments in Securities:	$ 3,316,762,348	$ 3,306,407,786	$ 9,877,377	$ 477,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,405,907)	$ 10,354,562
Fidelity Central Funds (cost $3,125,659,015)	3,306,407,786
Total Investments (cost $3,137,064,922)		$ 3,316,762,348
Receivable for fund shares sold		748,554
Interest receivable		74,529
Distributions receivable from Fidelity Central Funds		247,416
Total assets		3,317,832,847

Liabilities
Payable for fund shares redeemed	$ 10,476,189
Accrued management fee	872,419
Distribution and service plan fees payable	274,502
Other affiliated payables	352,970
Other payables and accrued expenses	21,971
Total liabilities		11,998,051

Net Assets		$ 3,305,834,796
Net Assets consist of:
Paid in capital		$ 3,079,883,191
Undistributed net investment income		39,657,455
Accumulated undistributed net realized gain (loss) on investments		6,596,724
Net unrealized appreciation (depreciation) on investments		179,697,426
Net Assets		$ 3,305,834,796

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,133,893,749 ÷ 85,202,689 shares)	$ 13.31

Service Class: Net Asset Value, offering price and redemption price per share ($285,978,045 ÷ 21,683,797 shares)	$ 13.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,194,164,337 ÷ 91,643,704 shares)	$ 13.03

Investor Class: Net Asset Value, offering price and redemption price per share ($691,798,665 ÷ 52,146,549 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 25,026
Interest		365,249
Income from Fidelity Central Funds		47,618,096
Total income		48,008,371

Expenses
Management fee	$ 5,076,836
Transfer agent fees	1,268,311
Distribution and service plan fees	1,589,403
Accounting fees and expenses	512,827
Custodian fees and expenses	3,746
Independent trustees' compensation	5,570
Registration fees	8,139
Audit	24,126
Legal	6,097
Miscellaneous	16,131
Total expenses before reductions	8,511,186
Expense reductions	(15)	8,511,171
Net investment income (loss)		39,497,200
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,585
Capital gain distributions from Fidelity Central Funds	7,564,370
Total net realized gain (loss)		7,648,955
Change in net unrealized appreciation (depreciation) on investment securities		55,843,641
Net gain (loss)		63,492,596
Net increase (decrease) in net assets resulting from operations		$ 102,989,796

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,497,200	$ 93,478,175
Net realized gain (loss)	7,648,955	49,154,041
Change in net unrealized appreciation (depreciation)	55,843,641	60,228,957
Net increase (decrease) in net assets resulting from operations	102,989,796	202,861,173
Distributions to shareholders from net investment income	-	(93,674,019)
Distributions to shareholders from net realized gain	(22,602,057)	(78,248,432)
Total distributions	(22,602,057)	(171,922,451)
Share transactions - net increase (decrease)	245,674,744	4,910,616
Total increase (decrease) in net assets	326,062,483	35,849,338

Net Assets
Beginning of period	2,979,772,313	2,943,922,975
End of period (including undistributed net investment income of $39,657,455 and undistributed net investment income of $160,255, respectively)	$ 3,305,834,796	$ 2,979,772,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.83	$ 12.48	$ 11.84	$ 12.76	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.168	.431	.443	.510	.592	.610
Net realized and unrealized gain (loss)	.264	.492	.528	1.266	(.987)	(.076)
Total from investment operations	.432	.923	.971	1.776	(.395)	.534
Distributions from net investment income	-	(.436)	(.476)	(1.087)	(.515)	(.534)
Distributions from net realized gain	(.092)	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.092)	(.783)	(.621)	(1.136)	(.525)	(.534)
Net asset value, end of period	$ 13.31	$ 12.97	$ 12.83	$ 12.48	$ 11.84	$ 12.76
Total Return B,C,D	3.35%	7.33%	7.80%	15.72%	(3.25)%	4.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.43% A	.43%	.43%	.45%	.43%	.43%
Expenses net of fee waivers, if any	.43% A	.42%	.42%	.45%	.43%	.43%
Expenses net of all reductions	.43% A	.42%	.42%	.45%	.43%	.43%
Net investment income (loss)	2.57% A	3.30%	3.38%	4.19%	4.84%	4.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,894	$ 1,116,778	$ 1,110,373	$ 1,083,773	$ 936,912	$ 1,134,915
Portfolio turnover rate G	1% A	5%	8%	3%	14%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.73	$ 12.39	$ 11.75	$ 12.68	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.160	.415	.427	.495	.572	.593
Net realized and unrealized gain (loss)	.262	.485	.521	1.262	(.986)	(.069)
Total from investment operations	.422	.900	.948	1.757	(.414)	.524
Distributions from net investment income	-	(.423)	(.463)	(1.068)	(.506)	(.524)
Distributions from net realized gain	(.092)	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.092)	(.770)	(.608)	(1.117)	(.516)	(.524)
Net asset value, end of period	$ 13.19	$ 12.86	$ 12.73	$ 12.39	$ 11.75	$ 12.68
Total Return B,C,D	3.30%	7.21%	7.68%	15.67%	(3.42)%	4.29%
Ratios to Average Net Assets F,H
Expenses before reductions	.52% A	.52%	.53%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.52% A	.52%	.52%	.54%	.53%	.53%
Expenses net of all reductions	.52% A	.52%	.52%	.54%	.53%	.53%
Net investment income (loss)	2.47% A	3.20%	3.28%	4.09%	4.75%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,978	$ 277,732	$ 283,962	$ 259,246	$ 202,501	$ 147,990
Portfolio turnover rate G	1% A	5%	8%	3%	14%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 12.60	$ 12.26	$ 11.62	$ 12.55	$ 12.56
Income from Investment Operations
Net investment income (loss) E	.148	.391	.402	.473	.551	.568
Net realized and unrealized gain (loss)	.254	.478	.520	1.244	(.975)	(.064)
Total from investment operations	.402	.869	.922	1.717	(.424)	.504
Distributions from net investment income	-	(.402)	(.437)	(1.028)	(.496)	(.514)
Distributions from net realized gain	(.092)	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.092)	(.749)	(.582)	(1.077)	(.506)	(.514)
Net asset value, end of period	$ 13.03	$ 12.72	$ 12.60	$ 12.26	$ 11.62	$ 12.55
Total Return B,C,D	3.18%	7.03%	7.55%	15.47%	(3.54)%	4.17%
Ratios to Average Net Assets F,H
Expenses before reductions	.67% A	.67%	.68%	.69%	.67%	.68%
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.69%	.67%	.68%
Expenses net of all reductions	.67% A	.67%	.67%	.69%	.67%	.68%
Net investment income (loss)	2.32% A	3.05%	3.13%	3.94%	4.60%	4.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,194,164	$ 972,651	$ 1,011,652	$ 1,240,935	$ 930,150	$ 1,018,017
Portfolio turnover rate G	1% A	5%	8%	3%	14%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.80	$ 12.45	$ 11.81	$ 12.73	$ 12.74
Income from Investment Operations
Net investment income (loss) E	.165	.426	.438	.511	.586	.603
Net realized and unrealized gain (loss)	.267	.484	.529	1.263	(.983)	(.079)
Total from investment operations	.432	.910	.967	1.774	(.397)	.524
Distributions from net investment income	-	(.433)	(.472)	(1.085)	(.513)	(.534)
Distributions from net realized gain	(.092)	(.347)	(.145)	(.049)	(.010)	-
Total distributions	(.092)	(.780)	(.617)	(1.134)	(.523)	(.534)
Net asset value, end of period	$ 13.27	$ 12.93	$ 12.80	$ 12.45	$ 11.81	$ 12.73
Total Return B,C,D	3.36%	7.25%	7.79%	15.75%	(3.28)%	4.28%
Ratios to Average Net Assets F,H
Expenses before reductions	.46% A	.46%	.46%	.48%	.46%	.46%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.46% A	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.54% A	3.27%	3.35%	4.18%	4.82%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 691,799	$ 612,611	$ 537,936	$ 523,032	$ 306,413	$ 284,223
Portfolio turnover rate G	1% A	5%	8%	3%	14%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 236,093,352
Gross unrealized depreciation	(1,777,899)
Net unrealized appreciation (depreciation) on securities and other investments	$ 234,315,453

Tax cost	$ 3,082,446,895

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $309,785,449 and $17,049,663, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 141,434
Service Class 2	1,447,969
$ 1,589,403

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 415,359
Service Class	100,635
Service Class 2	407,491
Investor Class	344,826
$ 1,268,311

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 35,870,662
Service Class	-	8,762,765
Service Class 2	-	29,656,720
Investor Class	-	19,383,872
Total	$ -	$ 93,674,019
From net realized gain
Initial Class	$ 7,756,768	$ 29,155,885
Service Class	1,972,307	7,406,824
Service Class 2	8,386,363	27,082,188
Investor Class	4,486,619	14,603,535
Total	$ 22,602,057	$ 78,248,432

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	6,579,983	13,978,276	$ 86,051,549	$ 182,769,488
Reinvestment of distributions	595,758	5,066,058	7,756,768	65,026,547
Shares redeemed	(8,059,863)	(19,474,527)	(105,692,055)	(252,370,301)
Net increase (decrease)	(884,122)	(430,193)	$ (11,883,738)	$ (4,574,266)
Service Class
Shares sold	1,709,181	3,222,600	$ 22,163,242	$ 41,826,678
Reinvestment of distributions	152,774	1,270,624	1,972,307	16,169,589
Shares redeemed	(1,769,528)	(5,204,902)	(22,995,286)	(67,240,590)
Net increase (decrease)	92,427	(711,678)	$ 1,140,263	$ (9,244,323)
Service Class 2
Shares sold	22,252,203	12,432,260	$ 285,256,593	$ 158,971,483
Reinvestment of distributions	657,238	4,510,584	8,386,363	56,738,908
Shares redeemed	(7,735,236)	(20,782,948)	(99,713,751)	(267,706,104)
Net increase (decrease)	15,174,205	(3,840,104)	$ 193,929,205	$ (51,995,713)
Investor Class
Shares sold	6,319,188	10,052,628	$ 82,603,539	$ 132,086,173
Reinvestment of distributions	345,656	2,653,983	4,486,619	33,987,407
Shares redeemed	(1,881,636)	(7,372,329)	(24,601,144)	(95,348,662)
Net increase (decrease)	4,783,208	5,334,282	$ 62,489,014	$ 70,724,918

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the Fund.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2012 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.0021%	$ 1,000.00	$ 1,034.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of June 30, 2012
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations 78.2%	U.S. Government and U.S. Government Agency Obligations 67.0%
AAA 5.1%	AAA 7.4%
AA 1.7%	AA 2.7%
A 6.2%	A 7.7%
BBB 15.6%	BBB 14.5%
BB and Below 1.9%	BB and Below 2.9%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets (Liabilities)*** (8.7)%	Short-Term Investments and Net Other Assets (Liabilities)*** (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2012
6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Corporate Bonds 22.5%		Corporate Bonds 25.0%
	U.S. Government and U.S. Government Agency Obligations 78.2%		U.S. Government and U.S. Government Agency Obligations 67.0%
	Asset-Backed Securities 1.7%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 5.7%		CMOs and Other Mortgage Related Securities 7.2%
	Municipal Bonds 0.5%		Municipal Bonds 0.3%
	Other Investments 0.1%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities)*** (8.7)%		Short-Term Investments and Net Other Assets (Liabilities)*** (2.2)%
* Foreign investments	3.5%	** Foreign investments	4.1%
* Futures and Swaps	0.0%	** Futures and Swaps	2.2%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Amount represents less than 0.1%

Not Part of Financial Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,101,002
Comcast Corp.:
3.125% 7/15/22	1,711,000	1,720,523
4.65% 7/15/42	3,129,000	3,134,976
4.95% 6/15/16	2,975,000	3,341,002
5.7% 5/15/18	2,400,000	2,831,842
6.4% 3/1/40	2,058,000	2,570,876
6.45% 3/15/37	1,410,000	1,716,774
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,596,952
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,829,473
6.35% 6/1/40	2,421,000	2,944,101
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,275,090
5.15% 4/30/20	3,234,000	3,715,290
6.4% 4/30/40	3,340,000	4,085,682
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,227,384
News America, Inc.:
6.15% 3/1/37	2,331,000	2,644,305
6.15% 2/15/41	1,822,000	2,133,351
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,900,104
6.2% 7/1/13	7,000,000	7,355,782
6.75% 7/1/18	4,425,000	5,393,190
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,459,579
6.5% 11/15/36	2,337,000	2,768,994
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,412,173
6.75% 10/5/37	935,000	1,189,069
		71,347,514
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	857,000	861,528
3.25% 5/15/22	1,016,000	1,022,693
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,751,477
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,395,774
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	524,015
5.875% 1/15/36	5,421,000	6,264,161
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,034,000	3,229,110
		16,048,758

	Principal Amount	Value
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	$ 3,528,000	$ 3,916,800
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,838,269
6.125% 2/1/18	3,684,000	4,416,729
6.5% 8/11/17	3,514,000	4,265,388
6.5% 2/9/40	822,000	1,057,307
		18,494,493
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	6,160,883
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,011,794
5.65% 5/16/18	2,751,000	3,324,050
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,583,522
		16,080,249
TOTAL CONSUMER STAPLES		50,623,500
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,953,555
5.35% 3/15/20 (c)	3,724,000	4,066,809
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,082,826
5% 10/1/21	1,517,000	1,642,482
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,699,674
6.375% 12/15/21	3,286,000	3,761,149
		20,206,495
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,982,856
Apache Corp.:
3.25% 4/15/22	2,590,000	2,706,724
4.75% 4/15/43	2,750,000	3,059,232
ConocoPhillips 5.75% 2/1/19	3,900,000	4,758,835
Duke Capital LLC 6.25% 2/15/13	855,000	879,504
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,940,647
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,760,892
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,656,869
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	344,425
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,450,310
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,749,394
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	2,011,400
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 5,405,000	$ 5,422,674
6.4% 5/15/37	710,000	753,235
Pemex Project Funding Master Trust 1.0669% 12/3/12 (c)(h)	410,000	408,360
Petro-Canada 6.05% 5/15/18	1,480,000	1,752,245
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,730,286
5.375% 1/27/21	6,096,000	6,570,092
5.75% 1/20/20	5,084,000	5,561,276
6.75% 1/27/41	2,327,000	2,729,534
7.875% 3/15/19	4,277,000	5,202,312
Petroleos Mexicanos:
4.875% 1/24/22 (c)	3,398,000	3,686,830
5.5% 1/21/21	3,601,000	4,087,135
5.5% 6/27/44 (c)	4,171,000	4,285,703
6.5% 6/2/41 (c)	8,839,000	10,407,923
Phillips 66:
4.3% 4/1/22 (c)	3,770,000	3,969,079
5.875% 5/1/42 (c)	3,228,000	3,479,455
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,823,241
3.95% 9/15/15	2,158,000	2,311,859
6.125% 1/15/17	1,250,000	1,453,825
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,024,068
5.5% 9/30/14 (c)	2,808,000	3,025,620
5.832% 9/30/16 (c)	1,688,863	1,809,194
6.332% 9/30/27 (c)	2,415,000	2,766,310
6.75% 9/30/19 (c)	1,838,000	2,200,626
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	677,684
4.6% 6/15/21	873,000	922,808
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,527,843
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	710,270
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,228,320
		128,828,895
TOTAL ENERGY		149,035,390
FINANCIALS - 10.6%
Capital Markets - 1.7%
BlackRock, Inc.:
3.375% 6/1/22	3,725,000	3,783,032
4.25% 5/24/21	1,183,000	1,294,666

	Principal Amount	Value
Goldman Sachs Group, Inc.:
5.25% 7/27/21	$ 1,125,000	$ 1,143,614
5.625% 1/15/17	3,000,000	3,147,960
5.75% 1/24/22	11,472,000	12,118,803
5.95% 1/18/18	755,000	808,449
6.15% 4/1/18	5,954,000	6,457,744
6.75% 10/1/37	3,421,000	3,356,360
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,090,000
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,974,965
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,558,466
7.125% 5/15/15	5,585,000	6,099,613
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,576,692
5.5% 7/28/21	4,338,000	4,277,055
5.75% 1/25/21	1,500,000	1,480,049
6.625% 4/1/18	10,165,000	10,633,261
		70,800,729
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,403,000	3,544,432
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,540,621
Discover Bank:
7% 4/15/20	2,309,000	2,689,027
8.7% 11/18/19	6,339,000	7,880,030
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,253,604
8.25% 3/1/38	4,319,000	5,868,238
Fifth Third Bank 4.75% 2/1/15	487,000	518,148
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	2,412,000	2,396,925
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,454,143
HSBC Holdings PLC 4% 3/30/22	3,647,000	3,790,086
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,176,377
KeyBank NA:
5.45% 3/3/16	1,618,000	1,797,074
5.8% 7/1/14	2,049,000	2,196,706
6.95% 2/1/28	800,000	951,182
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,915,229
5% 1/17/17	4,625,000	4,987,637
5.25% 9/4/12	1,200,000	1,207,807
Regions Bank:
6.45% 6/26/37	4,429,000	4,340,420
7.5% 5/15/18	2,383,000	2,680,875
Regions Financial Corp.:
5.75% 6/15/15	814,000	854,700
7.75% 11/10/14	2,367,000	2,556,360
Wachovia Corp. 4.875% 2/15/14	785,000	824,033
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 2,350,000	$ 2,501,942
3.676% 6/15/16	1,714,000	1,825,053
		66,750,649
Consumer Finance - 0.4%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,650,114
2.95% 5/9/16	774,000	799,005
3.5% 6/29/15	799,000	842,597
5.625% 5/1/18	9,700,000	11,156,154
		15,447,870
Diversified Financial Services - 2.0%
Bank of America Corp.:
3.875% 3/22/17	3,077,000	3,135,872
5.7% 1/24/22	2,179,000	2,401,506
5.75% 12/1/17	12,290,000	13,121,935
6.5% 8/1/16	3,000,000	3,295,587
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,436,263
Capital One Capital V 10.25% 8/15/39	3,830,000	3,906,600
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,934,069
4.75% 5/19/15	10,152,000	10,657,387
5.875% 1/30/42	3,065,000	3,351,890
6.125% 5/15/18	3,753,000	4,192,585
6.5% 8/19/13	8,073,000	8,459,051
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,320,918
4.35% 8/15/21	4,371,000	4,616,620
4.5% 1/24/22	6,648,000	7,166,936
6.3% 4/23/19	3,920,000	4,584,013
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,150,739
5.15% 3/15/20	1,545,000	1,767,092
		83,499,063
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,980,082
American International Group, Inc. 4.875% 9/15/16	2,638,000	2,799,279
Aon Corp.:
3.125% 5/27/16	3,681,000	3,836,629
3.5% 9/30/15	1,538,000	1,607,498
5% 9/30/20	1,402,000	1,556,573
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	445,084
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	1,310,000	1,345,701

	Principal Amount	Value
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 3,925,000	$ 4,044,893
6.625% 4/15/42	2,829,000	2,917,367
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,122,064
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,482,239
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,110,000	2,265,857
MetLife, Inc.:
4.75% 2/8/21	1,477,000	1,645,397
6.75% 6/1/16	3,234,000	3,793,511
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,092,983
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,236,246
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,214,000	2,699,371
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,920,169
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,745,811
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,240,450
5.8% 11/16/41	2,824,000	2,960,072
6.2% 11/15/40	1,297,000	1,417,028
7.375% 6/15/19	1,250,000	1,526,454
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,499,633
Unum Group 5.625% 9/15/20	2,889,000	3,109,483
		71,289,874
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,229,616
Boston Properties, Inc. 3.85% 2/1/23	2,805,000	2,833,746
Camden Property Trust 5.375% 12/15/13	2,985,000	3,132,898
DDR Corp. 4.625% 7/15/22	1,491,000	1,472,674
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,091,000	3,207,586
5.375% 10/15/12	1,764,000	1,766,117
7.5% 4/1/17	1,944,000	2,231,197
Duke Realty LP:
4.375% 6/15/22	2,340,000	2,353,808
4.625% 5/15/13	1,047,000	1,069,880
5.4% 8/15/14	2,242,000	2,381,450
5.5% 3/1/16	1,270,000	1,354,543
5.95% 2/15/17	928,000	1,026,458
6.25% 5/15/13	2,913,000	3,010,728
6.5% 1/15/18	2,445,000	2,772,493
Equity One, Inc.:
5.375% 10/15/15	455,000	482,060
6% 9/15/17	2,405,000	2,610,700
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 1,401,000	$ 1,470,446
5.9% 4/1/20	1,046,000	1,195,783
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,203,382
6.25% 6/15/17	3,000,000	3,210,987
UDR, Inc. 5.5% 4/1/14	3,685,000	3,880,788
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	969,833
		44,867,173
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,665,923
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,809,938
4.25% 7/15/22	1,842,000	1,841,943
6.125% 4/15/20	1,392,000	1,562,239
Brandywine Operating Partnership LP 5.7% 5/1/17	5,000,000	5,310,320
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,652,109
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,910,579
5.25% 3/15/21	1,953,000	2,080,447
ERP Operating LP:
4.625% 12/15/21	7,498,000	8,150,266
4.75% 7/15/20	2,827,000	3,111,936
5.375% 8/1/16	1,066,000	1,194,431
5.5% 10/1/12	3,560,000	3,601,235
5.75% 6/15/17	5,343,000	6,167,243
Liberty Property LP:
4.125% 6/15/22	2,007,000	2,027,010
4.75% 10/1/20	4,185,000	4,456,673
5.5% 12/15/16	2,290,000	2,540,496
6.625% 10/1/17	2,673,000	3,095,679
Mack-Cali Realty LP 4.5% 4/18/22	1,218,000	1,250,754
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,768,556
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	3,912,673
5.5% 1/15/14 (c)	2,405,000	2,461,542
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,294,420
Regency Centers LP 5.875% 6/15/17	1,827,000	2,047,848
Simon Property Group LP:
2.8% 1/30/17	857,000	882,578
4.125% 12/1/21	2,399,000	2,557,857
4.2% 2/1/15	1,523,000	1,605,821
5.1% 6/15/15	2,220,000	2,415,875

	Principal Amount	Value
Tanger Properties LP:
6.125% 6/1/20	$ 4,876,000	$ 5,625,695
6.15% 11/15/15	349,000	388,032
		89,390,118
TOTAL FINANCIALS		442,045,476
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,181,440
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	3,953,000	4,377,647
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,593,344
6.25% 6/15/14	1,108,000	1,211,590
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,889,068
		12,071,649
TOTAL HEALTH CARE		16,253,089
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
United Technologies Corp.:
3.1% 6/1/22	4,137,000	4,338,704
4.5% 6/1/42	4,137,000	4,551,064
		8,889,768
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,166,474	1,229,230
6.795% 2/2/20	1,625,052	1,608,802
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,720,599	2,883,835
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	961,549	1,000,011
8.36% 1/20/19	4,052,222	4,295,355
		11,017,233
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,330,000
TOTAL INDUSTRIALS		28,237,001
INFORMATION TECHNOLOGY - 0.0%
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,347,000	1,398,814
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	$ 3,587,000	$ 3,850,361
4.25% 11/15/20	1,931,000	2,096,361
7.6% 5/15/14	7,213,000	8,029,973
		13,976,695
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,008,511
ArcelorMittal SA 3.75% 3/1/16	346,000	343,737
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,750,000	3,949,125
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,890,970
6.25% 1/23/17	3,115,000	3,543,945
		14,736,288
TOTAL MATERIALS		28,712,983
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	364,000	453,966
6.8% 5/15/36	10,939,000	14,197,553
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,612,146
6.45% 6/15/21	2,893,000	3,012,429
Embarq Corp. 7.995% 6/1/36	1,808,000	1,890,476
Telefonica Emisiones SAU 5.462% 2/16/21	2,456,000	2,140,080
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,669,404
6.25% 4/1/37	1,380,000	1,758,000
6.9% 4/15/38	2,420,000	3,333,915
		31,067,969
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 2.375% 9/8/16	5,411,000	5,553,131
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	826,000	832,464
5.875% 10/1/19	4,711,000	5,407,747
6.35% 3/15/40	1,471,000	1,668,626
Vodafone Group PLC 5% 12/16/13	2,775,000	2,941,900
		16,403,868
TOTAL TELECOMMUNICATION SERVICES		47,471,837

	Principal Amount	Value
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	$ 2,167,000	$ 2,320,688
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,712,942
AmerenUE 6.4% 6/15/17	3,819,000	4,584,163
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,875,333
6.4% 9/15/20 (c)	6,054,000	6,856,155
Edison International 3.75% 9/15/17	2,401,000	2,532,971
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,600,412
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,051,083
6.05% 8/15/21	3,642,000	4,002,787
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,663,600
3.75% 11/15/20	525,000	538,259
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,897,495
Pacific Gas & Electric Co. 3.25% 9/15/21	585,000	613,460
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,308,653
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,602,479
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,755,252
5.625% 1/15/16	2,000,000	2,280,138
Tampa Electric Co. 4.1% 6/15/42	719,000	725,426
		52,921,296
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,256,615
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,377,947
6.5% 5/1/18	2,640,000	3,052,091
PSEG Power LLC 2.75% 9/15/16	919,000	935,023
		5,365,061
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,792,370
Dominion Resources, Inc. 2.7606% 9/30/66 (h)	9,626,000	8,629,738
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,916,204
6.5% 9/15/37	1,334,000	1,758,393
National Grid PLC 6.3% 8/1/16	4,181,000	4,825,547
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,702,892
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43	$ 2,829,000	$ 2,872,405
5.4% 7/15/14	3,885,000	4,187,210
5.45% 9/15/20	613,000	688,200
5.8% 2/1/42	2,085,000	2,305,570
5.95% 6/15/41	3,834,000	4,290,453
6.4% 3/15/18	2,760,000	3,225,518
Sempra Energy 2.3% 4/1/17	4,185,000	4,290,910
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,426,000	1,483,040
		44,968,450
TOTAL UTILITIES		104,511,422
TOTAL NONCONVERTIBLE BONDS (Cost $857,464,137)		939,637,026
U.S. Government and Government Agency Obligations - 26.7%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.5% 7/2/15	696,000	695,140
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	3,261,352
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	110,000	110,029
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,066,521
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (e)	27,823,677	39,592,552
2.125% 2/15/41	19,279,694	27,600,363
2.5% 1/15/29	8,572,400	11,906,343
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		79,099,258
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bonds:
3% 5/15/42	7,659,000	8,039,560
3.125% 2/15/42	53,861,000	57,959,499
4.375% 5/15/41	88,635,000	118,563,140
U.S. Treasury Notes:
0.25% 9/15/14	59,000	58,876
0.875% 11/30/16	31,268,000	31,590,436

	Principal Amount	Value
0.875% 4/30/17	$ 695,000	$ 700,647
1% 3/31/17	27,344,000	27,732,804
1% 6/30/19	114,992,000	114,147,499
1.875% 10/31/17	20,552,000	21,693,602
2% 2/15/22	166,171,000	171,896,089
2.375% 8/31/14	115,000,000	120,022,280
2.375% 2/28/15	41,183,000	43,345,108
2.625% 7/31/14 (e)	245,000,000	256,561,056
2.625% 12/31/14	55,045,000	58,136,988
TOTAL U.S. TREASURY OBLIGATIONS		1,030,447,584
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,042,371,651)		1,113,613,363
U.S. Government Agency - Mortgage Securities - 51.5%

Fannie Mae - 38.7%
1.867% 5/1/34 (h)	1,192,961	1,240,860
2.019% 9/1/33 (h)	695,187	722,184
2.092% 10/1/33 (h)	979,356	1,019,348
2.257% 7/1/35 (h)	44,190	46,544
2.301% 10/1/33 (h)	46,879	49,247
2.301% 7/1/34 (h)	52,996	56,047
2.32% 6/1/36 (h)	98,574	105,181
2.332% 3/1/35 (h)	57,861	60,958
2.383% 8/1/36 (h)	1,771,282	1,884,324
2.424% 10/1/33 (h)	86,447	91,620
2.425% 3/1/35 (h)	13,659	14,144
2.597% 5/1/35 (h)	216,185	230,009
2.609% 11/1/36 (h)	1,278,916	1,371,637
2.665% 7/1/37 (h)	220,833	236,843
2.688% 7/1/35 (h)	111,539	119,246
2.743% 2/1/36 (h)	1,008,575	1,081,069
2.796% 5/1/36 (h)	391,462	419,843
2.82% 12/1/35 (h)	510,784	547,816
2.858% 9/1/36 (h)	1,078,467	1,156,656
3% 5/1/27 to 6/1/27	15,220,027	15,959,370
3% 7/1/27 (d)	31,100,000	32,585,230
3% 7/1/27 (d)	11,400,000	11,944,425
3.5% 1/1/26 to 6/1/42	28,822,945	30,558,498
3.5% 7/1/42 (d)	14,000,000	14,717,353
3.5% 7/1/42 (d)	14,000,000	14,717,353
3.5% 7/1/42 (d)	22,700,000	23,863,137
3.5% 7/1/42 (d)	22,700,000	23,863,137
3.5% 7/1/42 (d)	49,700,000	52,246,603
3.5% 8/1/42 (d)	45,400,000	47,595,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 8/1/42 (d)	$ 28,000,000	$ 29,353,769
4% 9/1/26 to 7/1/42 (d)	177,712,819	190,781,217
4% 7/1/27 (d)	4,000,000	4,254,436
4% 9/1/41	262,696	281,208
4% 10/1/41	6,187,039	6,643,077
4% 7/1/42 (d)	1,000,000	1,064,412
4% 7/1/42 (d)	14,000,000	14,901,764
4% 7/1/42 (d)	51,100,000	54,391,438
4% 7/1/42 (d)	14,000,000	14,901,764
4% 7/1/42 (d)	61,900,000	65,887,084
4% 7/1/42 (d)	49,000,000	52,156,173
4% 7/1/42 (d)	15,000,000	15,966,176
4% 8/1/42 (d)	49,000,000	52,066,209
4.5% 11/1/18 to 11/1/41	151,427,626	164,727,982
4.5% 7/1/42 (d)	37,700,000	40,449,736
4.5% 7/1/42 (d)	16,300,000	17,488,878
4.5% 7/1/42 (d)	9,900,000	10,622,079
4.5% 7/1/42 (d)	7,400,000	7,939,736
4.5% 7/1/42 (d)	200,000	214,587
4.5% 7/1/42 (d)	7,400,000	7,939,736
4.5% 7/1/42 (d)	37,700,000	40,449,736
4.5% 7/1/42 (d)	9,600,000	10,300,198
4.5% 8/1/42 (d)	29,200,000	31,306,955
5% 2/1/18 to 6/1/40 (d)	69,725,746	75,857,300
5% 7/1/42 (d)	15,000,000	16,235,570
5% 7/1/42 (d)	26,000,000	28,141,654
5% 7/1/42 (d)	1,400,000	1,515,320
5.5% 11/1/17 to 3/1/39 (d)	153,739,434	168,862,493
5.5% 7/1/42 (d)	23,000,000	25,086,530
5.5% 7/1/42 (d)	38,000,000	41,447,311
5.5% 7/1/42 (d)	28,000,000	30,540,124
6% 1/1/23 to 7/1/41	98,023,085	107,868,760
6% 7/1/42 (d)	2,000,000	2,197,984
6.5% 6/1/13 to 2/1/36	3,949,497	4,316,981
7% 3/1/15 to 8/1/32	1,554,552	1,760,522
7.5% 7/1/16 to 11/1/31	1,321,357	1,538,789
8% 1/1/30 to 5/1/30	45,961	54,427
8.5% 3/1/25 to 6/1/25	711	848
TOTAL FANNIE MAE		1,618,016,685
Freddie Mac - 7.0%
2.188% 3/1/36 (h)	169,770	178,573
2.374% 1/1/35 (h)	175,867	185,553
2.399% 4/1/35 (h)	850,834	902,768
3.028% 11/1/35 (h)	330,154	351,781

	Principal Amount	Value
3.135% 3/1/33 (h)	$ 17,348	$ 18,453
3.446% 10/1/35 (h)	140,415	150,595
3.5% 4/1/32 to 6/1/42	41,832,732	44,066,754
4% 6/1/24 to 5/1/42	50,139,439	53,578,270
4% 9/1/41	926,096	992,657
4% 7/1/42 (d)	18,500,000	19,635,249
4.5% 7/1/25 to 10/1/41	71,094,838	76,584,558
4.5% 7/1/42 (d)	15,600,000	16,664,697
5% 1/1/35 to 9/1/40	34,819,945	37,780,746
5.5% 1/1/38 to 1/1/40	33,964,821	36,840,990
6% 4/1/32 to 8/1/37	4,790,088	5,292,258
7.5% 5/1/17 to 11/1/31	130,065	150,587
8% 7/1/17 to 5/1/27	8,309	9,430
8.5% 3/1/20 to 1/1/28	119,099	138,002
TOTAL FREDDIE MAC		293,521,921
Ginnie Mae - 5.8%
3.5% 1/15/41 to 5/15/42	18,674,253	20,031,903
3.5% 7/1/42 (d)	12,500,000	13,376,821
4% 1/15/25 to 12/15/41	39,011,101	42,546,028
4% 7/1/42 (d)	1,200,000	1,311,231
4% 7/1/42 (d)	800,000	873,154
4.5% 5/15/39 to 4/15/41	70,441,450	77,470,036
5% 3/15/39 to 9/15/41	62,562,227	69,331,887
6% 3/15/29 to 9/20/38	9,702,113	10,877,433
6.5% 10/15/34 to 11/15/35	369,469	425,537
7% 1/15/28 to 7/15/32	2,678,268	3,096,141
7.5% 4/15/22 to 10/15/28	647,337	747,739
8% 2/15/17 to 9/15/30	47,545	54,818
8.5% 12/15/16 to 3/15/30	11,132	12,585
TOTAL GINNIE MAE		240,155,313
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,124,861,401)		2,151,693,919
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7153% 4/25/35 (h)	374,405	231,329
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6953% 4/25/35 (h)	32,964	32,047
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.7418% 6/15/32 (c)(h)	2,578,049	1,327,695
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	$ 146,230	$ 146,407
Class A4, 3% 10/15/15 (c)	1,600,000	1,615,958
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,460,194
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,621,951
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,445,512
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,207,116
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,800,466
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,676,417
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9453% 12/25/33 (h)	28,167	21,315
Series 2004-R2 Class M3, 0.7953% 4/25/34 (h)	38,356	13,774
Series 2005-R2 Class M1, 0.6953% 4/25/35 (h)	727,000	645,195
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (h)	16,878	12,139
Series 2004-W11 Class M2, 0.9453% 11/25/34 (h)	198,000	140,500
Series 2004-W7 Class M1, 0.7953% 5/25/34 (h)	209,000	149,761
Series 2006-W4 Class A2C, 0.4053% 5/25/36 (h)	462,489	116,536
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0703% 4/25/34 (h)	852,560	707,631
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	1,939,401	1,958,197
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	1,697,877	1,698,654
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,775,595
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3853% 12/25/36 (h)	635,000	227,373
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	3,872,640	3,874,666
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,611,319

	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 40,946	$ 12,694
Series 2004-3 Class M4, 1.2153% 4/25/34 (h)	56,336	25,316
Series 2004-4 Class M2, 1.0403% 6/25/34 (h)	207,174	111,049
Fannie Mae Series 2004-T5 Class AB3, 1.0694% 5/28/35 (h)	13,702	8,629
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4203% 8/25/34 (h)	102,000	60,920
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0703% 3/25/34 (h)	5,606	2,231
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	1,451,406	1,451,984
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	209,747	210,175
Class A4, 2.98% 8/15/14	1,800,000	1,826,030
Series 2010-B Class A3, 0.98% 10/15/14	2,016,552	2,021,165
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,613,259
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9803% 1/25/35 (h)	334,000	99,824
Class M4, 1.2653% 1/25/35 (h)	128,000	18,264
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(h)	829,000	331,186
GE Business Loan Trust Series 2003-1 Class A, 0.6718% 4/15/31 (c)(h)	71,468	67,085
GSAMP Trust Series 2004-AR1 Class B4, 4.8193% 6/25/34 (c)(h)	138,597	45,645
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7953% 9/25/46 (c)(h)	494,496	468,436
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5353% 8/25/33 (h)	240,201	184,438
Series 2003-5 Class A2, 0.9453% 12/25/33 (h)	11,595	9,153
Series 2006-1 Class 2A3, 0.4703% 4/25/36 (h)	36,536	36,410
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4353% 1/25/37 (h)	436,000	139,028
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	131,414	131,559
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3753% 11/25/36 (h)	$ 438,000	$ 399,728
Keycorp Student Loan Trust Series 1999-A Class A2, 0.7906% 12/27/29 (h)	182,826	162,054
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5453% 5/25/37 (h)	249,000	2,748
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2203% 7/25/34 (h)	27,601	18,735
Series 2006-FM1 Class A2B, 0.3553% 4/25/37 (h)	435,915	391,185
Series 2006-OPT1 Class A1A, 0.5053% 6/25/35 (h)	491,791	394,548
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5853% 8/25/34 (h)	20,187	15,010
Series 2004-NC8 Class M6, 1.4953% 9/25/34 (h)	96,290	39,643
Series 2005-NC1 Class M1, 0.6853% 1/25/35 (h)	141,000	85,587
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7553% 9/25/35 (h)	503,000	268,541
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,160,605
Ocala Funding LLC Series 2006-1A Class A, 1.6438% 3/20/11 (b)(c)(h)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4953% 9/25/34 (h)	188,000	79,783
Class M4, 1.6953% 9/25/34 (h)	241,000	50,574
Series 2005-WCH1 Class M4, 1.0753% 1/25/36 (h)	520,000	257,586
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0453% 4/25/33 (h)	1,796	1,481
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0403% 3/25/35 (h)	458,580	339,131
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(h)	128,583	125,659
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (h)	448,000	256,799
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9703% 9/25/34 (h)	22,495	7,638

	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1053% 9/25/34 (h)	$ 10,148	$ 7,416
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	4,090,623	4,096,527
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (c)(h)	630,180	341,873
TOTAL ASSET-BACKED SECURITIES (Cost $71,487,533)		68,896,768
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8053% 1/25/35 (h)	640,586	512,918
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4438% 12/20/54 (c)(h)	2,117,000	1,423,683
Series 2006-2 Class C1, 1.1838% 12/20/54 (h)	1,885,000	1,267,663
Series 2006-3 Class C2, 0.7438% 12/20/54 (h)	396,000	266,310
Series 2006-4:
Class B1, 0.4238% 12/20/54 (h)	1,059,000	921,330
Class C1, 1.0038% 12/20/54 (h)	647,000	435,108
Class M1, 0.5838% 12/20/54 (h)	279,000	224,595
Series 2007-1:
Class 1C1, 0.8438% 12/20/54 (h)	654,000	439,815
Class 1M1, 0.5438% 12/20/54 (h)	425,000	342,125
Class 2C1, 1.2038% 12/20/54 (h)	298,000	200,405
Class 2M1, 0.7438% 12/20/54 (h)	546,000	439,530
Series 2007-2 Class 2C1, 1.1028% 12/17/54 (h)	757,000	509,083
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (h)	151,584	110,657
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	5,195,447	5,477,986
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4553% 5/25/47 (h)	277,355	170,847
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4153% 2/25/37 (h)	400,314	269,221
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5353% 7/25/35 (h)	$ 673,315	$ 532,595
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5908% 7/10/35 (c)(h)	201,348	169,956
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6953% 6/25/33 (c)(h)	47,804	44,980
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	12,110	10,002
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (h)	1,153,000	921,683
TOTAL PRIVATE SPONSOR		14,690,492
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,233,745	1,357,171
Series 1999-57 Class PH, 6.5% 12/25/29	923,319	1,037,888
Series 2002-9 Class PC, 6% 3/25/17	113,514	121,853
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	189,095	194,994
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	2,726,274	2,920,171
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.7435% 6/16/37 (h)(j)	108,854	215,740
TOTAL U.S. GOVERNMENT AGENCY		5,847,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,962,376)		20,538,309
Commercial Mortgage Securities - 5.2%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.713% 5/10/45 (h)	1,571,674	1,660,271
Series 2006-5:
Class A2, 5.317% 9/10/47	7,187,150	7,228,153
Class A3, 5.39% 9/10/47	1,985,000	2,088,696
Series 2007-3 Class A3, 5.6008% 6/10/49 (h)	6,100,000	6,246,815

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 362,295	$ 362,086
Series 2007-1 Class A2, 5.381% 1/15/49	294,492	294,342
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,884,846
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7118% 3/15/22 (c)(h)	217,000	210,501
Class G, 0.7718% 3/15/22 (c)(h)	141,000	132,547
Series 2006-BIX1:
Class F, 0.5518% 10/15/19 (c)(h)	558,000	518,940
Class G, 0.5718% 10/15/19 (c)(h)	380,000	349,600
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class B, 2.1453% 4/25/34 (c)(h)	32,343	18,971
Class M1, 0.8053% 4/25/34 (c)(h)	26,353	18,764
Class M2, 1.4453% 4/25/34 (c)(h)	23,615	16,635
Series 2005-2A:
Class A1, 0.5553% 8/25/35 (c)(h)	367,502	254,103
Class M1, 0.6753% 8/25/35 (c)(h)	27,249	13,347
Class M2, 0.7253% 8/25/35 (c)(h)	44,817	20,107
Class M3, 0.7453% 8/25/35 (c)(h)	24,739	10,240
Series 2005-3A Class A2, 0.6453% 11/25/35 (c)(h)	128,672	81,143
Series 2005-4A:
Class A2, 0.6353% 1/25/36 (c)(h)	694,518	482,493
Class M1, 0.6953% 1/25/36 (c)(h)	145,317	63,263
Class M2, 0.7153% 1/25/36 (c)(h)	43,839	17,057
Class M3, 0.7453% 1/25/36 (c)(h)	63,728	22,270
Series 2006-1 Class A2, 0.6053% 4/25/36 (c)(h)	70,902	45,801
Series 2006-2A:
Class A1, 0.4753% 7/25/36 (c)(h)	693,813	468,760
Class A2, 0.5253% 7/25/36 (c)(h)	62,627	41,657
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2006-2A:
Class M1, 0.5553% 7/25/36 (c)(h)	$ 65,758	$ 25,436
Class M2, 0.5753% 7/25/36 (c)(h)	46,523	16,375
Class M6, 0.7853% 7/25/36 (c)(h)	47,417	6,117
Series 2006-3A:
Class M5, 0.7253% 10/25/36 (c)(h)	61,880	3,257
Class M6, 0.8053% 10/25/36 (c)(h)	120,982	2,873
Series 2006-4A:
Class A1, 0.4753% 12/25/36 (c)(h)	443,252	286,437
Class A2, 0.5153% 12/25/36 (c)(h)	987,868	430,826
Class M1, 0.5353% 12/25/36 (c)(h)	71,585	19,661
Series 2007-1 Class A2, 0.5153% 3/25/37 (c)(h)	185,675	92,910
Series 2007-2A:
Class A1, 0.5153% 7/25/37 (c)(h)	180,429	97,279
Class A2, 0.5653% 7/25/37 (c)(h)	168,882	50,985
Class B1, 1.8453% 7/25/37 (c)(h)	131,584	4,835
Class M2, 0.6553% 7/25/37 (c)(h)	93,823	7,802
Class M3, 0.7353% 7/25/37 (c)(h)	93,823	6,744
Class M4, 0.8953% 7/25/37 (c)(h)	198,472	12,897
Class M5, 0.9953% 7/25/37 (c)(h)	176,821	9,580
Class M6, 1.2453% 7/25/37 (c)(h)	220,124	9,748
Series 2007-3:
Class A2, 0.5353% 7/25/37 (c)(h)	270,130	127,142
Class B1, 1.1953% 7/25/37 (c)(h)	124,850	8,991
Class B2, 1.8453% 7/25/37 (c)(h)	436,407	14,160
Class B3, 4.2453% 7/25/37 (c)(h)	1,551	20
Class M1, 0.5553% 7/25/37 (c)(h)	110,662	26,627
Class M2, 0.5853% 7/25/37 (c)(h)	116,337	21,008
Class M3, 0.6153% 7/25/37 (c)(h)	254,240	35,016
Class M4, 0.7453% 7/25/37 (c)(h)	401,789	47,896

	Principal Amount	Value
Class M5, 0.8453% 7/25/37 (c)(h)	$ 150,387	$ 14,412
Class M6, 1.0453% 7/25/37 (c)(h)	113,500	7,970
Series 2007-4A:
Class M4, 1.8453% 9/25/37 (c)(h)	735,034	28,310
Class M5, 1.9953% 9/25/37 (c)(h)	735,034	21,684
Class M6, 2.1953% 9/25/37 (c)(h)	699,863	12,161
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	1,175,020	45,826
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8918% 3/15/19 (c)(h)	143,028	137,311
Class J, 1.0918% 3/15/19 (c)(h)	143,000	130,313
Series 2007-BBA8:
Class D, 0.4918% 3/15/22 (c)(h)	147,000	132,730
Class E, 0.5418% 3/15/22 (c)(h)	763,000	673,674
Class F, 0.5918% 3/15/22 (c)(h)	468,000	403,850
Class G, 0.6418% 3/15/22 (c)(h)	120,000	101,151
Class H, 0.7918% 3/15/22 (c)(h)	147,000	120,970
Class J, 0.9418% 3/15/22 (c)(h)	147,000	117,295
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,099,662
C-BASS Trust floater Series 2006-SC1 Class A, 0.5153% 5/25/36 (c)(h)	250,784	209,682
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5718% 8/15/21 (c)(h)	56,688	54,767
Class H, 0.6118% 8/15/21 (c)(h)	125,000	116,819
Series 2007-FL3A Class A2, 0.3818% 4/15/22 (c)(h)	140,117	134,043
Series 2008-C7 Class A2B, 6.0753% 12/10/49 (h)	6,548,456	6,663,826
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,287,725
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,402,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7918% 4/15/17 (c)(h)	$ 23,182	$ 22,688
Class H, 0.8618% 4/15/17 (c)(h)	60,000	46,200
Class J, 1.0918% 4/15/17 (c)(h)	46,000	29,900
Series 2005-FL11:
Class F, 0.6918% 11/15/17 (c)(h)	52,739	47,943
Class G, 0.7418% 11/15/17 (c)(h)	36,409	32,369
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,763,845
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,092,922
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1,395,663	1,410,721
Series 2007-C3 Class A4, 5.6783% 6/15/39 (h)	3,750,000	4,015,391
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,834,372	2,873,163
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	2,750,000	2,949,386
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	3,013,974	3,147,707
Series 2001-CKN5 Class AX, 1.7527% 9/15/34 (c)(h)(i)	3,664,616	6,204
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	249,459
Series 2006-C1 Class A3, 5.4301% 2/15/39 (h)	2,671,358	2,719,873
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3918% 2/15/22 (c)(h)	3,470,000	3,123,000
Class C:
0.4118% 2/15/22 (c)(h)	657,000	584,730
0.5118% 2/15/22 (c)(h)	234,000	203,580
Class F, 0.5618% 2/15/22 (c)(h)	469,000	398,650
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,887,489

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4298% 11/5/21 (c)(h)	$ 3,490,000	$ 3,290,829
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,212,703
Series 2006-GG7 Class A3, 5.8742% 7/10/38 (h)	931,129	930,887
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(h)	1,821,615	1,794,732
Class F, 0.6788% 6/6/20 (c)(h)	294,000	285,607
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(h)	1,335,000	1,321,711
Class D, 2.2018% 3/6/20 (c)(h)	400,000	395,990
Class E, 2.4764% 3/6/20 (c)(h)	670,000	663,619
Class F, 2.6334% 3/6/20 (c)(h)	335,000	331,689
Class G, 2.7903% 3/6/20 (c)(h)	165,000	163,310
Class H, 3.3004% 3/6/20 (c)(h)	275,000	272,795
Class J, 4.0852% 3/6/20 (c)(h)	395,000	393,500
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,245,494	1,250,397
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	2,404,999	2,424,792
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5218% 11/15/18 (c)(h)	68,578	63,520
Class F, 0.5718% 11/15/18 (c)(h)	102,866	90,522
Class G, 0.6018% 11/15/18 (c)(h)	89,618	72,591
Class H, 0.7418% 11/15/18 (c)(h)	68,593	54,189
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (h)	3,821,435	3,923,135
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	3,546,920	3,709,248
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,247,234
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,395,238	1,431,530
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7353% 2/12/49 (h)	$ 755,000	$ 218,950
Class C, 5.7353% 2/12/49 (h)	1,971,000	354,780
Class D, 5.7353% 2/12/49 (h)	2,075,000	321,625
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	1,725,000	345,884
Class CS, 5.466% 1/15/49 (h)	745,000	93,221
Class ES, 5.5538% 1/15/49 (c)(h)	4,663,000	295,355
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9123% 7/15/44 (h)	3,733,000	4,306,183
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	422,321	424,260
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	104,567	104,661
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,151,185
Class A4, 5.424% 2/15/40	8,620,000	9,725,162
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,300,449
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5818% 9/15/21 (c)(h)	402,971	346,369
Class G, 0.6018% 9/15/21 (c)(h)	795,609	659,989
Class H, 0.6418% 9/15/21 (c)(h)	204,773	161,676
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	43,398	43,741
Series 2005-MCP1 Class A2, 4.556% 6/12/43	295,560	296,055
Series 2007-C1 Class A4, 5.8473% 6/12/50 (h)	3,796,000	4,217,641
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,380,526
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	3,875,000	4,219,247
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,038,654
Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	3,838,927	3,996,538

	Principal Amount	Value
Series 2007-7 Class B, 5.7462% 6/12/50 (h)	$ 770,000	$ 43,359
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.442% 7/15/19 (c)(h)	113,478	65,817
Series 2007-XLFA:
Class D, 0.432% 10/15/20 (c)(h)	235,000	202,100
Class E, 0.492% 10/15/20 (c)(h)	294,000	238,140
Class F, 0.542% 10/15/20 (c)(h)	176,000	139,040
Class G, 0.582% 10/15/20 (c)(h)	218,000	167,860
Class H, 0.672% 10/15/20 (c)(h)	137,000	89,050
Class J, 0.822% 10/15/20 (c)(h)	80,460	32,184
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	4,785,000	5,034,150
Series 2007-HQ12 Class A2, 5.5994% 4/12/49 (h)	4,331,909	4,446,137
Series 2007-IQ14 Class B, 5.7212% 4/15/49 (h)	2,175,000	599,861
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,361,337	3,968,059
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5218% 9/15/21 (c)(h)	491,000	388,965
Class F, 0.5818% 9/15/21 (c)(h)	661,000	503,808
Class G, 0.6018% 9/15/21 (c)(h)	626,000	456,786
Class J, 0.8418% 9/15/21 (c)(h)	139,000	63,897
Series 2007-WHL8 Class F, 0.7218% 6/15/20 (c)(h)	1,046,000	763,580
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	293,884	295,986
Series 2007-C30:
Class A3, 5.246% 12/15/43	2,213,552	2,292,496
Class A4, 5.305% 12/15/43	3,240,000	3,454,877
Class A5, 5.342% 12/15/43	7,696,000	8,304,807
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,552,204
Series 2007-C32:
Class A2, 5.7307% 6/15/49 (h)	976,760	1,004,334
Class A3, 5.7357% 6/15/49 (h)	10,000,000	10,889,990
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	$ 3,010,000	$ 3,356,036
Series 2007-C30 Class E, 5.553% 12/15/43 (h)	6,257,000	1,362,768
Series 2007-C31 Class C, 5.6834% 4/15/47 (h)	2,455,000	504,453
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $227,631,068)		218,985,816
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,200,000	1,238,808
California Gen. Oblig.:
7.5% 4/1/34	5,055,000	6,314,908
7.55% 4/1/39	940,000	1,208,765
7.6% 11/1/40	2,640,000	3,432,845
7.625% 3/1/40	1,420,000	1,835,833
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,996,120
Series 2010-3:
6.725% 4/1/35	1,255,000	1,376,873
7.35% 7/1/35	1,015,000	1,179,552
Series 2011, 5.877% 3/1/19	895,000	992,466
TOTAL MUNICIPAL SECURITIES (Cost $19,766,735)		20,576,170
Foreign Government and Government Agency Obligations - 0.1%

Russian Federation:
4.5% 4/4/22 (c)	1,800,000	1,887,840
5.625% 4/4/42 (c)	2,800,000	2,992,640
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,518,470)		4,880,480
Money Market Funds - 14.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $615,539,586)	615,539,586	$ 615,539,586
TOTAL INVESTMENT PORTFOLIO - 123.4% (Cost $4,983,602,957)	5,154,361,437
NET OTHER ASSETS (LIABILITIES) - (23.4)%	(976,743,034)
NET ASSETS - 100%	$ 4,177,618,403
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 7/1/42	$ (800,000)	(840,992)
3.5% 7/1/42	(45,400,000)	(47,726,273)
3.5% 7/1/42	(28,000,000)	(29,434,706)
4% 7/1/42	(3,400,000)	(3,619,000)
4% 7/1/42	(14,000,000)	(14,901,764)
4% 7/1/42	(14,000,000)	(14,901,764)
4% 7/1/42	(2,000,000)	(2,128,823)
4% 7/1/42	(12,000,000)	(12,772,940)
4% 7/1/42	(49,000,000)	(52,156,173)
4% 7/1/42	(49,000,000)	(52,156,173)
4% 7/1/42	(1,000,000)	(1,064,412)
4% 7/1/42	(6,000,000)	(6,386,470)
4% 7/1/42	(15,000,000)	(15,966,176)
4% 7/1/42	(15,000,000)	(15,966,176)
4.5% 7/1/42	(4,300,000)	(4,613,630)
4.5% 7/1/42	(38,000,000)	(40,771,617)
4.5% 7/1/42	(29,200,000)	(31,329,769)
4.5% 7/1/42	(7,400,000)	(7,939,736)
4.5% 7/1/42	(37,700,000)	(40,449,736)
4.5% 7/1/42	(9,600,000)	(10,300,198)
5% 7/1/42	(1,400,000)	(1,515,320)
5% 7/1/42	(1,400,000)	(1,515,320)
5.5% 7/1/42	(23,000,000)	(25,086,530)
5.5% 7/1/42	(28,000,000)	(30,540,124)
5.5% 7/1/42	(28,000,000)	(30,540,124)
6% 7/1/42	(2,000,000)	(2,197,984)
TOTAL FANNIE MAE		(496,821,930)
Freddie Mac
4% 7/1/42	(3,000,000)	(3,184,094)
TOTAL TBA SALE COMMITMENTS (Proceeds $499,897,223)		$ (500,006,024)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000)(g)

	Sept. 2037	$ 1,209,000	$ (1,144,080)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000)(g)	Sept. 2037	1,047,800	(991,536)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750)(g)	Sept. 2037	604,500	(572,040)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375)(g)	Sept. 2037	1,249,300	(1,182,216)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $572,000)(g)	Sept. 2037	1,773,200	(1,677,985)

	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000)(g)

	Sept. 2037	$ 644,800	$ (610,176)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500)(g)	Sept. 2037	1,853,800	(1,754,258)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)	August 2034	80,198	(59,028)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C)(f)	Dec. 2034	225,354	(216,332)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(f)	Dec. 2034	391,480	(375,809)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)

	Sept. 2034	$ 78,601	$ (66,707)
		$ 9,158,033	$ (8,650,167)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,865,246 or 4.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,510,252.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 301,945
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 939,637,026	$ -	$ 939,637,026	$ -
U.S. Government and Government Agency Obligations	1,113,613,363	-	1,113,613,363	-
U.S. Government Agency - Mortgage Securities	2,151,693,919	-	2,151,693,919	-
Asset-Backed Securities	68,896,768	-	64,688,711	4,208,057
Collateralized Mortgage Obligations	20,538,309	-	20,368,353	169,956
Commercial Mortgage Securities	218,985,816	-	207,781,541	11,204,275
Municipal Securities	20,576,170	-	20,576,170	-
Foreign Government and Government Agency Obligations	4,880,480	-	4,880,480	-
Money Market Funds	615,539,586	615,539,586	-	-
Total Investments in Securities:	$ 5,154,361,437	$ 615,539,586	$ 4,523,239,563	$ 15,582,288
Derivative Instruments:
Liabilities
Swap Agreements	$ (8,650,167)	$ -	$ (7,932,291)	$ (717,876)
Other Financial Instruments:
TBA Sale Commitments	$ (500,006,024)	$ -	$ (500,006,024)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (8,650,167)
Total Value of Derivatives	$ -	$ (8,650,167)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,368,063,371)	$ 4,538,821,851
Fidelity Central Funds (cost $615,539,586)	615,539,586
Total Investments (cost $4,983,602,957)		$ 5,154,361,437
Cash		6,885
Receivable for investments sold		120,775,556
Receivable for TBA sale commitments		499,897,223
Receivable for swap agreements		2,917
Interest receivable		25,867,748
Distributions receivable from Fidelity Central Funds		78,295
Other receivables		665,103
Total assets		5,801,655,164

Liabilities
Payable for investments purchased Regular delivery	$ 198,308,317
Delayed delivery	915,233,157
TBA sale commitments, at value	500,006,024
Payable for swap agreements	836,395
Distributions payable	316,859
Swap agreements, at value	8,650,167
Other payables and accrued expenses	685,842
Total liabilities		1,624,036,761

Net Assets		$ 4,177,618,403
Net Assets consist of:
Paid in capital		$ 3,954,971,640
Undistributed net investment income		6,910,226
Accumulated undistributed net realized gain (loss) on investments		53,427,994
Net unrealized appreciation (depreciation) on investments		162,308,543
Net Assets, for 38,167,344 shares outstanding		$ 4,177,618,403
Net Asset Value, offering price and redemption price per share ($4,177,618,403 ÷ 38,167,344 shares)		$ 109.46

Statement of Operations

	Six months ended June 30, 2012
Investment Income
Interest		$ 60,823,266
Income from Fidelity Central Funds		301,945
Total income		61,125,211

Expenses
Custodian fees and expenses	$ 41,642
Independent trustees' compensation	6,893
Total expenses before reductions	48,535
Expense reductions	(7,303)	41,232
Net investment income (loss)		61,083,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,865,937
Swap agreements	(2,965,921)
Total net realized gain (loss)		53,900,016
Change in net unrealized appreciation (depreciation) on: Investment securities	18,749,036
Swap agreements	2,795,911
Delayed delivery commitments	296,750
Total change in net unrealized appreciation (depreciation)		21,841,697
Net gain (loss)		75,741,713
Net increase (decrease) in net assets resulting from operations		$ 136,825,692

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,083,979	$ 135,041,339
Net realized gain (loss)	53,900,016	63,822,458
Change in net unrealized appreciation (depreciation)	21,841,697	91,803,992
Net increase (decrease) in net assets resulting from operations	136,825,692	290,667,789
Distributions to shareholders from net investment income	(59,421,140)	(136,408,906)
Distributions to shareholders from net realized gain	(9,822,616)	(65,864,264)
Total distributions	(69,243,756)	(202,273,170)
Share transactions Proceeds from sales of shares	261,915,030	60,206,818
Reinvestment of distributions	69,262,734	201,937,333
Cost of shares redeemed	(11,522,413)	(318,248,685)
Net increase (decrease) in net assets resulting from share transactions	319,655,351	(56,104,534)
Total increase (decrease) in net assets	387,237,287	32,290,085

Net Assets
Beginning of period	3,790,381,116	3,758,091,031
End of period (including undistributed net investment income of $6,910,226 and undistributed net investment income of $5,247,387, respectively)	$ 4,177,618,403	$ 3,790,381,116
Other Information Shares
Sold	2,421,097	564,305
Issued in reinvestment of distributions	637,994	1,888,265
Redeemed	(106,019)	(2,967,677)
Net increase (decrease)	2,953,072	(515,107)

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Income from Investment Operations
Net investment income (loss) D	1.638	3.817	3.943	4.762	5.319	5.534
Net realized and unrealized gain (loss)	2.044	4.385	4.424	9.818	(7.583)	(.594)
Total from investment operations	3.682	8.202	8.367	14.580	(2.264)	4.940
Distributions from net investment income	(1.597)	(3.851)	(3.947)	(4.580)	(5.236)	(5.385)
Distributions from net realized gain	(.265)	(1.891)	(3.760)	(.260)	(.220)	(.075)
Total distributions	(1.862)	(5.742)	(7.707)	(4.840)	(5.456)	(5.460)
Net asset value, end of period	$ 109.46	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Total Return B,C	3.45%	7.96%	8.12%	15.71%	(2.29)%	4.94%
Ratios to Average Net Assets E,H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	3.04% A	3.57%	3.65%	4.75%	5.35%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,177,618	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807
Portfolio turnover rate F	291% A	302%	230%	141%	140%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,312,474
Gross unrealized depreciation	(30,082,671)
Net unrealized appreciation (depreciation) on securities and other investments	$ 175,229,803

Tax cost	$ 4,979,131,634

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Not Part of Financial Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds,

Not Part of Financial Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,277,695)	$ 3,079,357
Interest Rate Risk
Swap Agreements	311,774	(283,446)
Totals (a)	$ (2,965,921)	$ 2,795,911

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Not Part of Financial Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the sellers amounted to $9,158,033 representing 0.22% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $182,539,668 and $280,192,526, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,893.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $410.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	11.2%
VIP Asset Manager: Growth Portfolio	0.8%
VIP Balanced Portfolio	10.9%
VIP Investment Grade Bond Portfolio	77.1%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2012, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2012 and for the year ended December 31, 2011, and the financial highlights for the six months ended June 30, 2012 and for each of the five years in the period ended December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2012, the results of its operations for the six months then ended, the changes in net assets for the six months ended June 30, 2012 and for the year ended December 31, 2011, and the financial highlights for the six months ended June 30, 2012 and for each of the five years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2012

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-SANN-0812
1.705629.114

Fidelity® Variable Insurance Products:

Investor Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,034.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,048.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,058.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,059.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,065.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,073.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,074.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.6	2.4
VIP Equity-Income Portfolio Investor Class	2.7	2.8
VIP Growth & Income Portfolio Investor Class	3.1	2.8
VIP Growth Portfolio Investor Class	2.6	2.7
VIP Mid Cap Portfolio Investor Class	0.8	0.9
VIP Value Portfolio Investor Class	2.0	2.4
VIP Value Strategies Portfolio Investor Class	1.0	1.0
	14.8	15.0
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	4.2	4.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.3	1.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.9	35.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.7	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	14.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.9%
Short-Term Funds	39.7%

Six months ago
Domestic Equity Funds	15.0%
Developed International Equity Funds	4.1%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.3%
Short-Term Funds	39.5%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Domestic Equity Funds - 14.8%
VIP Contrafund Portfolio Investor Class	34,866	$ 874,791
VIP Equity-Income Portfolio Investor Class	47,754	941,236
VIP Growth & Income Portfolio Investor Class	76,541	1,055,498
VIP Growth Portfolio Investor Class	21,953	893,068
VIP Mid Cap Portfolio Investor Class	8,520	263,962
VIP Value Portfolio Investor Class	60,920	703,016
VIP Value Strategies Portfolio Investor Class	34,413	337,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,089,285)		5,069,162
International Equity Funds - 5.5%

Developed International Equity Funds - 4.2%
VIP Overseas Portfolio Investor Class R	100,103	1,451,494
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Investor Class R	54,535	428,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,833,714)		1,879,595
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	299,839	$ 1,724,075
Investment Grade Bond Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	899,647	11,929,322
TOTAL BOND FUNDS (Cost $13,066,155)		13,653,397
Short-Term Funds - 39.7%

VIP Money Market Portfolio Investor Class (Cost $13,565,730)	13,565,730	13,565,730
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $33,554,884)		34,167,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		43
NET ASSETS - 100%		$ 34,167,927
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $33,554,884) - See accompanying schedule		$ 34,167,884
Receivable for investments sold		219
Distributions receivable from underlying funds		42
Total assets		34,168,145

Liabilities
Payable for fund shares redeemed	218

Net Assets		$ 34,167,927
Net Assets consist of:
Paid in capital		$ 33,538,567
Undistributed net investment income		9,708
Accumulated undistributed net realized gain (loss) on investments		6,652
Net unrealized appreciation (depreciation) on investments		613,000
Net Assets, for 3,233,665 shares outstanding		$ 34,167,927
Net Asset Value, offering price and redemption price per share ($34,167,927 ÷ 3,233,665 shares)		$ 10.57

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,708

Expenses
Independent trustees' compensation	$ 55
Total expenses before reductions	55
Expense reductions	(55)	0
Net investment income (loss)		9,708
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	51,281
Capital gain distributions from underlying funds	100,898
Total net realized gain (loss)		152,179
Change in net unrealized appreciation (depreciation) on underlying funds		890,525
Net gain (loss)		1,042,704
Net increase (decrease) in net assets resulting from operations		$ 1,052,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,708	$ 548,973
Net realized gain (loss)	152,179	403,713
Change in net unrealized appreciation (depreciation)	890,525	(484,167)
Net increase (decrease) in net assets resulting from operations	1,052,412	468,519
Distributions to shareholders from net investment income	-	(550,115)
Distributions to shareholders from net realized gain	(241,738)	(205,638)
Total distributions	(241,738)	(755,753)
Share transactions Proceeds from sales of shares	4,852,527	7,091,329
Reinvestment of distributions	241,738	755,753
Cost of shares redeemed	(2,284,426)	(9,479,057)
Net increase (decrease) in net assets resulting from share transactions	2,809,839	(1,631,975)
Total increase (decrease) in net assets	3,620,513	(1,919,209)

Net Assets
Beginning of period	30,547,414	32,466,623
End of period (including undistributed net investment income of $9,708 and $0, respectively)	$ 34,167,927	$ 30,547,414
Other Information Shares
Sold	462,972	672,452
Issued in reinvestment of distributions	23,089	73,304
Redeemed	(217,433)	(901,357)
Net increase (decrease)	268,628	(155,601)

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.40	$ 9.95	$ 9.10	$ 10.79	$ 10.78
Income from Investment Operations
Net investment income (loss) E	- J	.18	.21	.40	.34	.42
Net realized and unrealized gain (loss)	.35	(.02)	.54	.94	(1.47)	.22
Total from investment operations	.35	.16	.75	1.34	(1.13)	.64
Distributions from net investment income	-	(.19)	(.20)	(.33)	(.37)	(.58)
Distributions from net realized gain	(.08)	(.07)	(.10)	(.16)	(.19)	(.06)
Total distributions	(.08)	(.26)	(.30)	(.49)	(.56)	(.63) I
Net asset value, end of period	$ 10.57	$ 10.30	$ 10.40	$ 9.95	$ 9.10	$ 10.79
Total Return B, C, D	3.41%	1.54%	7.50%	14.85%	(10.55)%	6.08%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.06% A	1.74%	2.00%	4.12%	3.33%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,168	$ 30,547	$ 32,467	$ 25,374	$ 17,272	$ 20,090
Portfolio turnover rate	21% A	28%	24%	30%	53%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.8	4.6
VIP Equity-Income Portfolio Investor Class	5.1	5.5
VIP Growth & Income Portfolio Investor Class	5.7	5.5
VIP Growth Portfolio Investor Class	4.9	5.4
VIP Mid Cap Portfolio Investor Class	1.5	1.9
VIP Value Portfolio Investor Class	3.8	4.7
VIP Value Strategies Portfolio Investor Class	1.8	1.9
	27.6	29.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	7.8	7.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.3	2.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	29.5	30.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	27.8	25.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	27.6%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.5%
Short-Term Funds	27.8%

Six months ago
Domestic Equity Funds	29.5%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	30.5%
Short-Term Funds	25.0%

Expected
Domestic Equity Funds	25.9%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.5%
Short-Term Funds	30.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.6%
	Shares	Value
Domestic Equity Funds - 27.6%
VIP Contrafund Portfolio Investor Class	22,108	$ 554,683
VIP Equity-Income Portfolio Investor Class	30,337	597,934
VIP Growth & Income Portfolio Investor Class	48,340	666,611
VIP Growth Portfolio Investor Class	13,969	568,247
VIP Mid Cap Portfolio Investor Class	5,509	170,677
VIP Value Portfolio Investor Class	38,963	449,630
VIP Value Strategies Portfolio Investor Class	21,813	213,987
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,533,269)		3,221,769
International Equity Funds - 10.1%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Investor Class R	62,702	909,184
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Investor Class R	34,079	267,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,465,843)		1,176,706
Bond Funds - 34.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	102,082	$ 586,973
Investment Grade Bond Funds - 29.5%
VIP Investment Grade Bond Portfolio Investor Class	259,846	3,445,551
TOTAL BOND FUNDS (Cost $3,867,387)		4,032,524
Short-Term Funds - 27.8%

VIP Money Market Portfolio Investor Class (Cost $3,241,502)	3,241,502	3,241,502
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,108,001)		11,672,501
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$ 11,672,512
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $12,108,001) - See accompanying schedule		$ 11,672,501
Receivable for investments sold		73
Distributions receivable from underlying funds		10
Total assets		11,672,584

Liabilities
Payable to custodian bank	$ 3
Payable for fund shares redeemed	69
Total liabilities		72

Net Assets		$ 11,672,512
Net Assets consist of:
Paid in capital		$ 12,131,303
Undistributed net investment income		2,120
Accumulated undistributed net realized gain (loss) on investments		(25,411)
Net unrealized appreciation (depreciation) on investments		(435,500)
Net Assets, for 1,167,899 shares outstanding		$ 11,672,512
Net Asset Value, offering price and redemption price per share ($11,672,512 ÷ 1,167,899 shares)		$ 9.99

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,120

Expenses
Independent trustees' compensation	$ 17
Total expenses before reductions	17
Expense reductions	(17)	0
Net investment income (loss)		2,120
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	31,504
Capital gain distributions from underlying funds	35,004
Total net realized gain (loss)		66,508
Change in net unrealized appreciation (depreciation) on underlying funds		436,239
Net gain (loss)		502,747
Net increase (decrease) in net assets resulting from operations		$ 504,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,120	$ 183,463
Net realized gain (loss)	66,508	123,164
Change in net unrealized appreciation (depreciation)	436,239	(349,244)
Net increase (decrease) in net assets resulting from operations	504,867	(42,617)
Distributions to shareholders from net investment income	-	(183,967)
Distributions to shareholders from net realized gain	(74,003)	(68,154)
Total distributions	(74,003)	(252,121)
Share transactions Proceeds from sales of shares	3,319,066	3,799,880
Reinvestment of distributions	74,003	252,121
Cost of shares redeemed	(1,928,538)	(4,417,905)
Net increase (decrease) in net assets resulting from share transactions	1,464,531	(365,904)
Total increase (decrease) in net assets	1,895,395	(660,642)

Net Assets
Beginning of period	9,777,117	10,437,759
End of period (including undistributed net investment income of $2,120 and $0, respectively)	$ 11,672,512	$ 9,777,117
Other Information Shares
Sold	335,744	376,243
Issued in reinvestment of distributions	7,468	26,165
Redeemed	(193,769)	(444,069)
Net increase (decrease)	149,443	(41,661)

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.85	$ 9.21	$ 7.91	$ 11.53	$ 11.17
Income from Investment Operations
Net investment income (loss) E	- I	.17	.18	.35	.32	.35
Net realized and unrealized gain (loss)	.46	(.17)	.87	1.41	(3.00)	.59
Total from investment operations	.46	- I	1.05	1.76	(2.68)	.94
Distributions from net investment income	-	(.19)	(.19)	(.33)	(.30)	(.46)
Distributions from net realized gain	(.07)	(.07)	(.22)	(.14)	(.64)	(.12)
Total distributions	(.07)	(.25) K	(.41)	(.46) J	(.94)	(.58)
Net asset value, end of period	$ 9.99	$ 9.60	$ 9.85	$ 9.21	$ 7.91	$ 11.53
Total Return B, C, D	4.83%	.02%	11.41%	22.71%	(23.91)%	8.55%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.04% A	1.72%	1.90%	4.12%	3.19%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,673	$ 9,777	$ 10,438	$ 9,398	$ 7,038	$ 8,568
Portfolio turnover rate	51% A	45%	63%	47%	40%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.2	5.7
VIP Equity-Income Portfolio Investor Class	6.7	6.9
VIP Growth & Income Portfolio Investor Class	7.5	6.9
VIP Growth Portfolio Investor Class	6.3	6.7
VIP Mid Cap Portfolio Investor Class	1.9	2.3
VIP Value Portfolio Investor Class	5.0	5.9
VIP Value Strategies Portfolio Investor Class	2.4	2.4
	36.0	36.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	10.2	9.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.0	2.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.2	34.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	11.6	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represent less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.0%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	36.8%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.8%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	35.3%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.1%
Short-Term Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Domestic Equity Funds - 36.0%
VIP Contrafund Portfolio Investor Class	132,414	$ 3,322,259
VIP Equity-Income Portfolio Investor Class	180,939	3,566,303
VIP Growth & Income Portfolio Investor Class	290,002	3,999,132
VIP Growth Portfolio Investor Class	83,328	3,389,790
VIP Mid Cap Portfolio Investor Class	32,478	1,006,169
VIP Value Portfolio Investor Class	231,135	2,667,295
VIP Value Strategies Portfolio Investor Class	130,387	1,279,098
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,839,162)		19,230,046
International Equity Funds - 13.2%

Developed International Equity Funds - 10.2%
VIP Overseas Portfolio Investor Class R	374,071	5,424,031
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R	203,185	1,594,999
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,312,282)		7,019,030
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	466,027	$ 2,679,656
Investment Grade Bond Funds - 34.2%
VIP Investment Grade Bond Portfolio Investor Class	1,374,857	18,230,606
TOTAL BOND FUNDS (Cost $20,211,667)		20,910,262
Short-Term Funds - 11.6%

VIP Money Market Portfolio Investor Class (Cost $6,210,774)	6,210,774	6,210,774
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,573,885)		53,370,112
NET OTHER ASSETS (LIABILITIES) - 0.0%		25
NET ASSETS - 100%		$ 53,370,137
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $57,573,885) - See accompanying schedule		$ 53,370,112
Cash		6
Receivable for fund shares sold		1,532
Distributions receivable from underlying funds		19
Total assets		53,371,669

Liabilities
Payable for investments purchased	$ 1,495
Payable for fund shares redeemed	37
Total liabilities		1,532

Net Assets		$ 53,370,137
Net Assets consist of:
Paid in capital		$ 57,705,970
Undistributed net investment income		5,639
Accumulated undistributed net realized gain (loss) on investments		(137,699)
Net unrealized appreciation (depreciation) on investments		(4,203,773)
Net Assets, for 5,179,395 shares outstanding		$ 53,370,137
Net Asset Value, offering price and redemption price per share ($53,370,137 ÷ 5,179,395 shares)		$ 10.30

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,639

Expenses
Independent trustees' compensation	$ 93
Total expenses before reductions	93
Expense reductions	(93)	0
Net investment income (loss)		5,639
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	48,664
Capital gain distributions from underlying funds	218,957
Total net realized gain (loss)		267,621
Change in net unrealized appreciation (depreciation) on underlying funds		2,712,667
Net gain (loss)		2,980,288
Net increase (decrease) in net assets resulting from operations		$ 2,985,927

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,639	$ 1,091,211
Net realized gain (loss)	267,621	524,631
Change in net unrealized appreciation (depreciation)	2,712,667	(1,749,000)
Net increase (decrease) in net assets resulting from operations	2,985,927	(133,158)
Distributions to shareholders from net investment income	-	(1,094,476)
Distributions to shareholders from net realized gain	(214,919)	(209,689)
Total distributions	(214,919)	(1,304,165)
Share transactions Proceeds from sales of shares	3,247,575	8,154,981
Reinvestment of distributions	214,919	1,304,165
Cost of shares redeemed	(4,030,233)	(11,446,369)
Net increase (decrease) in net assets resulting from share transactions	(567,739)	(1,987,223)
Total increase (decrease) in net assets	2,203,269	(3,424,546)

Net Assets
Beginning of period	51,166,868	54,591,414
End of period (including undistributed net investment income of $5,639 and $0, respectively)	$ 53,370,137	$ 51,166,868
Other Information Shares
Sold	317,434	803,730
Issued in reinvestment of distributions	21,050	133,350
Redeemed	(393,607)	(1,129,252)
Net increase (decrease)	(55,123)	(192,172)

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 10.06	$ 9.14	$ 7.77	$ 11.56	$ 11.19
Income from Investment Operations
Net investment income (loss) E	- J	.21	.21	.35	.30	.33
Net realized and unrealized gain (loss)	.57	(.24)	.97	1.49	(3.12)	.62
Total from investment operations	.57	(.03)	1.18	1.84	(2.82)	.95
Distributions from net investment income	-	(.21)	(.21)	(.35)	(.33)	(.44)
Distributions from net realized gain	(.04)	(.04)	(.05)	(.12)	(.64)	(.14)
Total distributions	(.04)	(.26) I	(.26)	(.47)	(.97)	(.58)
Net asset value, end of period	$ 10.30	$ 9.77	$ 10.06	$ 9.14	$ 7.77	$ 11.56
Total Return B, C, D	5.85%	(.35)%	12.88%	24.09%	(24.99)%	8.63%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.02% A	2.02%	2.20%	4.18%	3.01%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,370	$ 51,167	$ 54,591	$ 47,671	$ 41,205	$ 57,197
Portfolio turnover rate	25% A	24%	31%	28%	40%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.041 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.4	5.9
VIP Equity-Income Portfolio Investor Class	6.9	7.0
VIP Growth & Income Portfolio Investor Class	7.8	7.1
VIP Growth Portfolio Investor Class	6.5	6.8
VIP Mid Cap Portfolio Investor Class	1.9	2.4
VIP Value Portfolio Investor Class	5.1	6.1
VIP Value Strategies Portfolio Investor Class	2.5	2.5
	37.1	37.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	10.5	10.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.1	2.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.6	34.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.1%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds	37.8%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.9%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	36.7%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Domestic Equity Funds - 37.1%
VIP Contrafund Portfolio Investor Class	185,624	$ 4,657,303
VIP Equity-Income Portfolio Investor Class	253,382	4,994,151
VIP Growth & Income Portfolio Investor Class	406,980	5,612,251
VIP Growth Portfolio Investor Class	116,495	4,738,999
VIP Mid Cap Portfolio Investor Class	45,154	1,398,873
VIP Value Portfolio Investor Class	321,866	3,714,335
VIP Value Strategies Portfolio Investor Class	182,144	1,786,835
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,464,114)		26,902,747
International Equity Funds - 13.6%

Developed International Equity Funds - 10.5%
VIP Overseas Portfolio Investor Class R	523,298	7,587,820
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Investor Class R	284,001	2,229,411
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,379,617)		9,817,231
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	633,735	$ 3,643,978
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Investor Class	1,889,010	25,048,270
TOTAL BOND FUNDS (Cost $27,580,956)		28,692,248
Short-Term Funds - 9.7%

VIP Money Market Portfolio Investor Class (Cost $7,040,653)	7,040,653	7,040,653
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $76,465,340)		72,452,879
NET OTHER ASSETS (LIABILITIES) - 0.0%		18
NET ASSETS - 100%		$ 72,452,897
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $76,465,340) - See accompanying schedule		$ 72,452,879
Receivable for fund shares sold		550
Distributions receivable from underlying funds		22
Total assets		72,453,451

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	507
Payable for fund shares redeemed	45
Total liabilities		554

Net Assets		$ 72,452,897
Net Assets consist of:
Paid in capital		$ 76,517,801
Undistributed net investment income		6,755
Accumulated undistributed net realized gain (loss) on investments		(59,198)
Net unrealized appreciation (depreciation) on investments		(4,012,461)
Net Assets, for 7,207,057 shares outstanding		$ 72,452,897
Net Asset Value, offering price and redemption price per share ($72,452,897 ÷ 7,207,057 shares)		$ 10.05

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,755

Expenses
Independent trustees' compensation	$ 123
Total expenses before reductions	123
Expense Reductions	(123)	0
Net investment income (loss)		6,755
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	105,988
Capital gain distributions from underlying funds	295,154
Total net realized gain (loss)		401,142
Change in net unrealized appreciation (depreciation) on underlying funds		3,622,525
Net gain (loss)		4,023,667
Net increase (decrease) in net assets resulting from operations		$ 4,030,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,755	$ 1,448,227
Net realized gain (loss)	401,142	906,342
Change in net unrealized appreciation (depreciation)	3,622,525	(2,664,063)
Net increase (decrease) in net assets resulting from operations	4,030,422	(309,494)
Distributions to shareholders from net investment income	-	(1,453,209)
Distributions to shareholders from net realized gain	(450,154)	(523,431)
Total distributions	(450,154)	(1,976,640)
Share transactions Proceeds from sales of shares	4,641,482	16,810,073
Reinvestment of distributions	450,154	1,976,640
Cost of shares redeemed	(4,022,836)	(17,956,170)
Net increase (decrease) in net assets resulting from share transactions	1,068,800	830,543
Total increase (decrease) in net assets	4,649,068	(1,455,591)

Net Assets
Beginning of period	67,803,829	69,259,420
End of period (including undistributed net investment income of $6,755 and $0, respectively)	$ 72,452,897	$ 67,803,829
Other Information Shares
Sold	465,548	1,669,774
Issued in reinvestment of distributions	45,196	206,978
Redeemed	(405,311)	(1,791,441)
Net increase (decrease)	105,433	85,311

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.87	$ 9.11	$ 7.69	$ 11.86	$ 11.40
Income from Investment Operations
Net investment income (loss) E	- I	.21	.21	.34	.30	.33
Net realized and unrealized gain (loss)	.56	(.24)	.97	1.58	(3.41)	.71
Total from investment operations	.56	(.03)	1.18	1.92	(3.11)	1.04
Distributions from net investment income	-	(.21)	(.22)	(.34)	(.30)	(.42)
Distributions from net realized gain	(.06)	(.08)	(.20)	(.16)	(.76)	(.16)
Total distributions	(.06)	(.29)	(.42)	(.50)	(1.06)	(.58)
Net asset value, end of period	$ 10.05	$ 9.55	$ 9.87	$ 9.11	$ 7.69	$ 11.86
Total Return B, C, D	5.90%	(.33)%	13.06%	25.25%	(27.11)%	9.26%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.02% A	2.07%	2.24%	4.08%	2.98%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,453	$ 67,804	$ 69,259	$ 60,033	$ 48,087	$ 61,370
Portfolio turnover rate	23% A	30%	31%	22%	29%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.2	6.8
VIP Equity-Income Portfolio Investor Class	7.7	8.1
VIP Growth & Income Portfolio Investor Class	8.7	8.1
VIP Growth Portfolio Investor Class	7.3	7.9
VIP Mid Cap Portfolio Investor Class	2.2	2.7
VIP Value Portfolio Investor Class	5.8	7.0
VIP Value Strategies Portfolio Investor Class	2.8	2.9
	41.7	43.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.7	11.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.5	3.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	6.0	6.4
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	31.3	30.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	5.8	4.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.7%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	6.0%
Investment Grade Bond Funds	31.3%
Short-Term Funds	5.8%

Six months ago
Domestic Equity Funds	43.5%
Developed International Equity Funds	11.6%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.4%
Investment Grade Bond Funds	30.7%
Short-Term Funds	4.8%

Expected
Domestic Equity Funds	40.5%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.8%
Investment Grade Bond Funds	32.3%
Short-Term Funds	6.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.7%
	Shares	Value
Domestic Equity Funds - 41.7%
VIP Contrafund Portfolio Investor Class	325,278	$ 8,161,221
VIP Equity-Income Portfolio Investor Class	444,240	8,755,969
VIP Growth & Income Portfolio Investor Class	712,588	9,826,586
VIP Growth Portfolio Investor Class	204,025	8,299,730
VIP Mid Cap Portfolio Investor Class	79,362	2,458,637
VIP Value Portfolio Investor Class	565,357	6,524,220
VIP Value Strategies Portfolio Investor Class	319,297	3,132,306
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,137,123)		47,158,669
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
VIP Overseas Portfolio Investor Class R	917,637	13,305,730
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Investor Class R	498,195	3,910,834
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,405,051)		17,216,564
Bond Funds - 37.3%
	Shares	Value
High Yield Bond Funds - 6.0%
VIP High Income Portfolio Investor Class	1,179,219	$ 6,780,511
Investment Grade Bond Funds - 31.3%
VIP Investment Grade Bond Portfolio Investor Class	2,675,987	35,483,583
TOTAL BOND FUNDS (Cost $41,003,221)		42,264,094
Short-Term Funds - 5.8%

VIP Money Market Portfolio Investor Class (Cost $6,595,707)	6,595,707	6,595,707
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $120,141,102)		113,235,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		19
NET ASSETS - 100%		$ 113,235,053
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $120,141,102) - See accompanying schedule		$ 113,235,034
Receivable for fund shares sold		2,324
Distributions receivable from underlying funds		20
Total assets		113,237,378

Liabilities
Payable for investments purchased	$ 2,252
Payable for fund shares redeemed	73
Total liabilities		2,325

Net Assets		$ 113,235,053
Net Assets consist of:
Paid in capital		$ 120,270,443
Undistributed net investment income		7,719
Accumulated undistributed net realized gain (loss) on investments		(137,041)
Net unrealized appreciation (depreciation) on investments		(6,906,068)
Net Assets, for 11,474,898 shares outstanding		$ 113,235,053
Net Asset Value, offering price and redemption price per share ($113,235,053 ÷ 11,474,898 shares)		$ 9.87

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,719

Expenses
Independent trustees' compensation	$ 189
Total expenses before reductions	189
Expense reductions	(189)	0
Net investment income (loss)		7,719
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	174,466
Capital gain distributions from underlying funds	444,919
Total net realized gain (loss)		619,385
Change in net unrealized appreciation (depreciation) on underlying funds		6,139,167
Net gain (loss)		6,758,552
Net increase (decrease) in net assets resulting from operations		$ 6,766,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,719	$ 2,263,605
Net realized gain (loss)	619,385	1,003,169
Change in net unrealized appreciation (depreciation)	6,139,167	(4,808,136)
Net increase (decrease) in net assets resulting from operations	6,766,271	(1,541,362)
Distributions to shareholders from net investment income	-	(2,265,071)
Distributions to shareholders from net realized gain	(587,331)	(568,142)
Total distributions	(587,331)	(2,833,213)
Share transactions Proceeds from sales of shares	8,564,246	18,593,039
Reinvestment of distributions	587,331	2,833,213
Cost of shares redeemed	(4,969,993)	(10,719,943)
Net increase (decrease) in net assets resulting from share transactions	4,181,584	10,706,309
Total increase (decrease) in net assets	10,360,524	6,331,734

Net Assets
Beginning of period	102,874,529	96,542,795
End of period (including undistributed net investment income of $7,719 and $0, respectively)	$ 113,235,053	$ 102,874,529
Other Information Shares
Sold	869,586	1,883,889
Issued in reinvestment of distributions	60,054	303,630
Redeemed	(504,443)	(1,108,116)
Net increase (decrease)	425,197	1,079,403

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.68	$ 8.77	$ 7.12	$ 12.09	$ 11.53
Income from Investment Operations
Net investment income (loss) E	- I	.21	.21	.30	.27	.31
Net realized and unrealized gain (loss)	.61	(.32)	1.05	1.72	(4.06)	.84
Total from investment operations	.61	(.11)	1.26	2.02	(3.79)	1.15
Distributions from net investment income	-	(.21)	(.20)	(.28)	(.27)	(.40)
Distributions from net realized gain	(.05)	(.05)	(.15)	(.09)	(.91)	(.19)
Total distributions	(.05)	(.26)	(.35)	(.37)	(1.18)	(.59)
Net asset value, end of period	$ 9.87	$ 9.31	$ 9.68	$ 8.77	$ 7.12	$ 12.09
Total Return B, C, D	6.59%	(1.11)%	14.46%	28.75%	(32.63)%	10.20%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.01% A	2.20%	2.28%	3.82%	2.77%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,235	$ 102,875	$ 96,543	$ 80,478	$ 59,123	$ 76,369
Portfolio turnover rate	23% A	16%	31%	20%	26%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.7	8.0
VIP Equity-Income Portfolio Investor Class	9.3	9.5
VIP Growth & Income Portfolio Investor Class	10.4	9.6
VIP Growth Portfolio Investor Class	8.8	9.3
VIP Mid Cap Portfolio Investor Class	2.6	3.2
VIP Value Portfolio Investor Class	7.0	8.2
VIP Value Strategies Portfolio Investor Class	3.3	3.4
	50.1	51.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.1	13.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.2	3.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.4	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	23.8	23.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.4	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.1%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	23.8%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	23.7%
Short-Term Funds	0.3%

Expected
Domestic Equity Funds	49.3%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	24.6%
Short-Term Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 50.1%
VIP Contrafund Portfolio Investor Class	211,019	$ 5,294,457
VIP Equity-Income Portfolio Investor Class	288,923	5,694,669
VIP Growth & Income Portfolio Investor Class	462,508	6,377,988
VIP Growth Portfolio Investor Class	132,957	5,408,677
VIP Mid Cap Portfolio Investor Class	52,009	1,611,237
VIP Value Portfolio Investor Class	369,557	4,264,688
VIP Value Strategies Portfolio Investor Class	208,246	2,042,896
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,146,483)		30,694,612
International Equity Funds - 18.3%

Developed International Equity Funds - 14.1%
VIP Overseas Portfolio Investor Class R	597,257	8,660,231
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Investor Class R	324,261	2,545,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,964,065)		11,205,684
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	793,531	$ 4,562,806
Investment Grade Bond Funds - 23.8%
VIP Investment Grade Bond Portfolio Investor Class	1,097,485	14,552,652
TOTAL BOND FUNDS (Cost $18,532,696)		19,115,458
Short-Term Funds - 0.4%

VIP Money Market Portfolio Investor Class (Cost $257,109)	257,109	257,109
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $61,900,353)		61,272,863
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$ 61,272,866
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $61,900,353) - See accompanying schedule		$ 61,272,863
Receivable for fund shares sold		5,403
Distributions receivable from underlying funds		1
Total assets		61,278,267

Liabilities
Payable for investments purchased	$ 5,372
Payable for fund shares redeemed	29
Total liabilities		5,401

Net Assets		$ 61,272,866
Net Assets consist of:
Paid in capital		$ 62,031,944
Undistributed net investment income		2,395
Accumulated undistributed net realized gain (loss) on investments		(133,983)
Net unrealized appreciation (depreciation) on investments		(627,490)
Net Assets, for 6,122,399 shares outstanding		$ 61,272,866
Net Asset Value, offering price and redemption price per share ($61,272,866 ÷ 6,122,399 shares)		$ 10.01

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,395

Expenses
Independent trustees' compensation	$ 97
Total expenses before reductions	97
Expense reductions	(97)	0
Net investment income (loss)		2,395
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,445
Capital gain distributions from underlying funds	220,267
Total net realized gain (loss)		260,712
Change in net unrealized appreciation (depreciation) on underlying funds		3,565,156
Net gain (loss)		3,825,868
Net increase (decrease) in net assets resulting from operations		$ 3,828,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,395	$ 1,142,604
Net realized gain (loss)	260,712	335,594
Change in net unrealized appreciation (depreciation)	3,565,156	(2,939,325)
Net increase (decrease) in net assets resulting from operations	3,828,263	(1,461,127)
Distributions to shareholders from net investment income	-	(1,144,600)
Distributions to shareholders from net realized gain	(191,235)	(189,863)
Total distributions	(191,235)	(1,334,463)
Share transactions Proceeds from sales of shares	6,822,729	14,419,993
Reinvestment of distributions	191,235	1,334,462
Cost of shares redeemed	(1,656,616)	(5,209,901)
Net increase (decrease) in net assets resulting from share transactions	5,357,348	10,544,554
Total increase (decrease) in net assets	8,994,376	7,748,964

Net Assets
Beginning of period	52,278,490	44,529,526
End of period (including undistributed net investment income of $2,395 and $0, respectively)	$ 61,272,866	$ 52,278,490
Other Information Shares
Sold	685,119	1,442,734
Issued in reinvestment of distributions	19,239	142,419
Redeemed	(165,681)	(531,486)
Net increase (decrease)	538,677	1,053,667

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 8.73	$ 7.04	$ 12.21	$ 11.62
Income from Investment Operations
Net investment income (loss) E	- I	.22	.21	.28	.27	.32
Net realized and unrealized gain (loss)	.68	(.44)	1.17	1.79	(4.29)	.86
Total from investment operations	.68	(.22)	1.38	2.07	(4.02)	1.18
Distributions from net investment income	-	(.21)	(.20)	(.25)	(.26)	(.38)
Distributions from net realized gain	(.03)	(.04)	(.08)	(.13)	(.89)	(.21)
Total distributions	(.03)	(.25)	(.28)	(.38)	(1.15)	(.59)
Net asset value, end of period	$ 10.01	$ 9.36	$ 9.83	$ 8.73	$ 7.04	$ 12.21
Total Return B, C, D	7.31%	(2.28)%	15.80%	29.95%	(34.22)%	10.39%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.01% A	2.26%	2.28%	3.65%	2.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,273	$ 52,278	$ 44,530	$ 32,981	$ 21,454	$ 28,587
Portfolio turnover rate	18% A	15%	29%	18%	30%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	8.4
VIP Equity-Income Portfolio Investor Class	9.7	10.0
VIP Growth & Income Portfolio Investor Class	10.9	10.1
VIP Growth Portfolio Investor Class	9.2	9.8
VIP Mid Cap Portfolio Investor Class	2.7	3.4
VIP Value Portfolio Investor Class	7.2	8.6
VIP Value Strategies Portfolio Investor Class	3.5	3.6
	52.2	53.9
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.8	14.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.3	3.7
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	21.2	20.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.2%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	21.2%

Six months ago
Domestic Equity Funds	53.9%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	20.4%

Expected
Domestic Equity Funds	51.8%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	21.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2011. The current allocation is based on the fund's holdings as of June 30, 2012. The expected allocation represents the fund's anticipated allocation at December 31, 2012.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Domestic Equity Funds - 52.2%
VIP Contrafund Portfolio Investor Class	215,951	$ 5,418,216
VIP Equity-Income Portfolio Investor Class	294,737	5,809,258
VIP Growth & Income Portfolio Investor Class	473,490	6,529,422
VIP Growth Portfolio Investor Class	135,498	5,512,059
VIP Mid Cap Portfolio Investor Class	52,728	1,633,521
VIP Value Portfolio Investor Class	375,239	4,330,259
VIP Value Strategies Portfolio Investor Class	212,187	2,081,553
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,825,538)		31,314,288
International Equity Funds - 19.1%

Developed International Equity Funds - 14.8%
VIP Overseas Portfolio Investor Class R	609,336	8,835,375
Emerging Markets Equity Funds - 4.3%
VIP Emerging Markets Portfolio Investor Class R	330,660	2,595,683
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,843,007)		11,431,058
Bond Funds - 28.7%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	781,042	$ 4,490,991
Investment Grade Bond Funds - 21.2%
VIP Investment Grade Bond Portfolio Investor Class	958,486	12,709,517
TOTAL BOND FUNDS (Cost $16,818,848)		17,200,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,487,393)		59,945,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 59,945,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $63,487,393) - See accompanying schedule		$ 59,945,854
Receivable for fund shares sold		55,103
Total assets		60,000,957

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	55,102
Total liabilities		55,104

Net Assets		$ 59,945,853
Net Assets consist of:
Paid in capital		$ 63,613,048
Undistributed net investment income		2,260
Accumulated undistributed net realized gain (loss) on investments		(127,916)
Net unrealized appreciation (depreciation) on investments		(3,541,539)
Net Assets, for 6,268,516 shares outstanding		$ 59,945,853
Net Asset Value, offering price and redemption price per share ($59,945,853 ÷ 6,268,516 shares)		$ 9.56

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,260

Expenses
Independent trustees' compensation	$ 99
Total expenses before reductions	99
Expense reductions	(99)	0
Net investment income (loss)		2,260
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	44,789
Capital gain distributions from underlying funds	215,490
Total net realized gain (loss)		260,279
Change in net unrealized appreciation (depreciation) on underlying funds		3,573,701
Net gain (loss)		3,833,980
Net increase (decrease) in net assets resulting from operations		$ 3,836,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,260	$ 1,100,862
Net realized gain (loss)	260,279	294,381
Change in net unrealized appreciation (depreciation)	3,573,701	(3,043,317)
Net increase (decrease) in net assets resulting from operations	3,836,240	(1,648,074)
Distributions to shareholders from net investment income	-	(1,104,616)
Distributions to shareholders from net realized gain	(153,874)	(185,981)
Total distributions	(153,874)	(1,290,597)
Share transactions Proceeds from sales of shares	6,236,797	11,831,783
Reinvestment of distributions	153,874	1,290,597
Cost of shares redeemed	(1,605,593)	(4,775,189)
Net increase (decrease) in net assets resulting from share transactions	4,785,078	8,347,191
Total increase (decrease) in net assets	8,467,444	5,408,520

Net Assets
Beginning of period	51,478,409	46,069,889
End of period (including undistributed net investment income of $2,260 and $0, respectively)	$ 59,945,853	$ 51,478,409
Other Information Shares
Sold	655,118	1,239,890
Issued in reinvestment of distributions	16,180	144,524
Redeemed	(170,918)	(512,617)
Net increase (decrease)	500,380	871,797

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 9.41	$ 8.38	$ 6.66	$ 12.48	$ 11.72
Income from Investment Operations
Net investment income (loss) E	- I	.20	.19	.21	.23	.30
Net realized and unrealized gain (loss)	.67	(.46)	1.15	1.85	(4.78)	.99
Total from investment operations	.67	(.26)	1.34	2.06	(4.55)	1.29
Distributions from net investment income	-	(.20)	(.18)	(.20)	(.29)	(.29)
Distributions from net realized gain	(.03)	(.03)	(.13)	(.14)	(.98)	(.24)
Total distributions	(.03)	(.23)	(.31)	(.34)	(1.27)	(.53)
Net asset value, end of period	$ 9.56	$ 8.92	$ 9.41	$ 8.38	$ 6.66	$ 12.48
Total Return B, C, D	7.47%	(2.78)%	16.12%	31.57%	(38.13)%	11.28%
Ratios to Average Net Assets F, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.01% A	2.16%	2.20%	2.86%	2.38%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,946	$ 51,478	$ 46,070	$ 34,560	$ 24,786	$ 31,355
Portfolio turnover rate	17% A	14%	26%	21%	19%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Investor Freedom Income PortfolioSM, VIP Investor Freedom 2005 PortfolioSM, VIP Investor Freedom 2010 PortfolioSM, VIP Investor Freedom 2015 PortfolioSM, VIP Investor Freedom 2020 PortfolioSM, VIP Investor Freedom 2025 PortfolioSM and VIP Investor Freedom 2030 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$ 33,688,929	$ 1,229,992	$ (751,037)	$ 478,955
VIP Investor Freedom 2005	12,200,777	314,139	(842,415)	(528,276)
VIP Investor Freedom 2010	57,947,753	1,474,931	(6,052,572)	(4,577,641)
VIP Investor Freedom 2015	76,881,982	2,496,018	(6,925,121)	(4,429,103)
VIP Investor Freedom 2020	120,841,907	3,760,608	(11,367,481)	(7,606,873)
VIP Investor Freedom 2025	62,271,994	3,863,900	(4,863,031)	(999,131)
VIP Investor Freedom 2030	63,859,206	2,453,824	(6,367,176)	(3,913,352)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	6,051,504	3,372,746
VIP Investor Freedom 2005	4,041,527	2,613,876
VIP Investor Freedom 2010	6,643,904	7,201,964
VIP Investor Freedom 2015	9,183,454	8,262,894
VIP Investor Freedom 2020	16,567,801	12,520,880
VIP Investor Freedom 2025	10,488,190	5,099,438
VIP Investor Freedom 2030	9,704,408	4,855,453

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Investor Freedom Income	0%	$ 55
VIP Investor Freedom 2005	0%	17
VIP Investor Freedom 2010	0%	93
VIP Investor Freedom 2015	0%	123
VIP Investor Freedom 2020	0%	189
VIP Investor Freedom 2025	0%	97
VIP Investor Freedom 2030	0%	99

Semiannual Report

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At period end, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0812
1.833440.106

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.69%
Actual		$ 1,000.00	$ 1,044.40	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class	.79%
Actual		$ 1,000.00	$ 1,044.50	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97
Service Class 2.94%
Actual		$ 1,000.00	$ 1,042.80	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.72%
Actual		$ 1,000.00	$ 1,044.60	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.5	19.8
Fannie Mae	2.8	1.8
German Federal Republic	2.7	2.0
Freddie Mac	2.2	1.3
Italian Republic	2.2	1.5
	30.4
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.0	5.5
Energy	5.3	6.0
Consumer Discretionary	5.3	4.6
Industrials	4.6	4.3
Health Care	4.3	4.5
Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations† 30.6%	U.S. Government and U.S. Government Agency Obligations† 28.2%
AAA,AA,A 14.0%	AAA,AA,A 14.5%
BBB 6.1%	BBB 4.5%
BB 15.5%	BB 14.4%
B 20.4%	B 21.8%
CCC,CC,C 5.2%	CCC,CC,C 4.4%
Not Rated 2.4%	Not Rated 2.7%
Equities 0.5%	Equities 0.5%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 9.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Preferred Securities 0.2%		Preferred Securities 0.3%
	Corporate Bonds 36.3%		Corporate Bonds 34.2%
	U.S. Government and U.S. Government Agency Obligations† 30.6%		U.S. Government and U.S. Government Agency Obligations† 28.2%
	Foreign Government & Government Agency Obligations 21.7%		Foreign Government & Government Agency Obligations 22.4%
	Floating Rate Loans 5.3%		Floating Rate Loans 5.3%
	Stocks 0.5%		Stocks 0.5%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 9.0%
* Foreign investments	33.1%	** Foreign investments	33.5%
* Futures and Swaps	1.3%	** Futures and Swaps	1.1%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 976,305
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	169,150
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		210,000	206,850
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		600,000	588,000
5.5% 7/13/16		400,000	368,000
			956,000
TOTAL CONVERTIBLE BONDS			2,308,305
Nonconvertible Bonds - 36.1%
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		360,000	363,150
10.75% 8/15/16 (f)		132,000	141,570
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	156,600
Dana Holding Corp.:
6.5% 2/15/19		345,000	367,425
6.75% 2/15/21		1,230,000	1,328,400
Delphi Corp.:
5.875% 5/15/19		500,000	532,500
6.125% 5/15/21		490,000	535,325
Exide Technologies 8.625% 2/1/18		1,190,000	937,125
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	454,163
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	205,250
Tenneco, Inc.:
6.875% 12/15/20		545,000	588,600
7.75% 8/15/18		125,000	134,063
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	440,910
			6,185,081

		Principal Amount (d)	Value
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		$ 210,000	$ 217,350
Ford Motor Co. 7.45% 7/16/31		238,000	298,095
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/13 (c)		140,000	0
7.2% 1/15/2011 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	423,150
			938,595
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20		290,000	315,738
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,550,000	812,236
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (f)		3,095,000	3,118,213
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	155,250
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	151,163
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	395,825
MCE Finance Ltd. 10.25% 5/15/18		620,000	705,250
MGM Mirage, Inc. 10.375% 5/15/14		100,000	113,380
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		125,000	82,813
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,211,025	1,260,542
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		240,000	266,400
NCL Corp. Ltd. 9.5% 11/15/18		125,000	136,563
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	103,250
Roadhouse Financing, Inc. 10.75% 10/15/17		130,000	124,800
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	61,800
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	76,500
Station Casinos LLC 3.66% 6/18/18 (e)(f)		2,035,000	1,531,338
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		50,000	52,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		$ 767,000	$ 821,857
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		48,902	18,583
Wok Acquisition Corp. 10.25% 6/30/20 (f)		260,000	269,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (f)		1,440,000	1,432,800
7.75% 8/15/20		2,890,000	3,179,000
			14,868,913
Household Durables - 0.9%
Jarden Corp. 6.125% 11/15/22		280,000	299,600
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	533,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		565,000	584,775
7.125% 4/15/19 (f)		1,185,000	1,238,325
7.875% 8/15/19 (f)		670,000	720,250
8.5% 5/15/18 (e)(f)		45,000	43,200
8.5% 2/15/21 (e)(f)		1,955,000	1,832,813
9% 4/15/19 (f)		2,275,000	2,218,125
9.875% 8/15/19 (f)		1,095,000	1,119,638
9.875% 8/15/19 (f)		345,000	357,938
Sealy Mattress Co. 10.875% 4/15/16 (f)		86,000	93,095
Standard Pacific Corp.:
8.375% 5/15/18		220,000	240,350
8.375% 1/15/21		420,000	457,800
Toll Brothers Finance Corp. 5.875% 2/15/22		515,000	544,613
			10,284,022
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	709,500
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	131,400
			840,900
Media - 1.2%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	203,775

		Principal Amount (d)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		$ 935,000	$ 995,775
6.625% 1/31/22		820,000	877,400
7.375% 6/1/20		555,000	609,113
7.875% 4/30/18		235,000	255,563
8.125% 4/30/20		565,000	629,975
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		770,000	827,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		229,294	255,663
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	130,200
DISH DBS Corp.:
5.875% 7/15/22 (f)		1,465,000	1,479,650
6.75% 6/1/21		860,000	926,650
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,642,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	186,300
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,330,613
8.5% 7/15/29		230,000	236,900
MDC Partners, Inc. 11% 11/1/16		65,000	69,225
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	45,000
Sheridan Group, Inc. 12.5% 4/15/14		272,335	226,038
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	328,110
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	405,000
WMG Acquisition Corp. 11.5% 10/1/18		1,460,000	1,584,100
			13,245,300
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	135,625
Claire's Stores, Inc. 8.875% 3/15/19		155,000	132,525
Limited Brands, Inc. 5.625% 2/15/22		805,000	821,100
Office Depot, Inc. 9.75% 3/15/19 (f)		370,000	360,750
Sally Holdings LLC 6.875% 11/15/19		325,000	352,625
Sonic Automotive, Inc. 9% 3/15/18		760,000	822,700
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	261,375
			2,886,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20		$ 640,000	$ 675,200
Levi Strauss & Co. 7.625% 5/15/20		775,000	833,125
Polymer Group, Inc. 7.75% 2/1/19		135,000	142,763
			1,651,088
TOTAL CONSUMER DISCRETIONARY			51,216,337
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	103,000
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		405,000	435,375
Grifols, Inc. 8.25% 2/1/18		430,000	461,175
Rite Aid Corp.:
8% 8/15/20		370,000	418,100
9.25% 3/15/20 (f)		825,000	829,125
9.25% 3/15/20 (f)		500,000	502,500
9.75% 6/12/16		50,000	55,250
10.25% 10/15/19		160,000	180,000
			2,881,525
Food Products - 0.3%
Darling International, Inc. 8.5% 12/15/18		100,000	112,500
Dean Foods Co. 9.75% 12/15/18		635,000	711,200
Gruma SAB de CV 7.75% (Reg. S) (g)		625,000	625,000
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		330,000	325,050
11.625% 5/1/14		330,000	376,200
MHP SA 10.25% 4/29/15 (f)		390,000	372,450
Michael Foods, Inc. 9.75% 7/15/18		155,000	170,113
Smithfield Foods, Inc. 10% 7/15/14		380,000	432,250
			3,124,763
Household Products - 0.0%
Harbinger Group, Inc. 10.625% 11/15/15		230,000	239,775
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		280,000	316,400
			556,175

		Principal Amount (d)	Value
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		$ 135,000	$ 147,488
NBTY, Inc. 9% 10/1/18		425,000	470,178
Prestige Brands, Inc. 8.125% 2/1/20 (f)		75,000	81,938
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	321,750
			1,021,354
TOTAL CONSUMER STAPLES			7,686,817
ENERGY - 5.1%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	114,950
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	504,000
Forbes Energy Services Ltd. 9% 6/15/19		350,000	325,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		139,000	145,255
Oil States International, Inc. 6.5% 6/1/19		360,000	374,400
Pioneer Drilling Co. 9.875% 3/15/18		275,000	288,750
Precision Drilling Corp. 6.5% 12/15/21		90,000	91,800
Pride International, Inc. 6.875% 8/15/20		260,000	320,128
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	149,100
			2,313,883
Oil, Gas & Consumable Fuels - 4.9%
Afren PLC 11.5% 2/1/16 (f)		200,000	211,500
Alpha Natural Resources, Inc.:
6% 6/1/19		345,000	294,113
6.25% 6/1/21		135,000	113,400
ATP Oil & Gas Corp. 11.875% 5/1/15		960,000	441,600
Berry Petroleum Co. 10.25% 6/1/14		145,000	162,400
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		350,000	353,750
9.625% 8/1/20 (f)		485,000	485,000
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,386,800
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	172,050
Clayton Williams Energy, Inc. 7.75% 4/1/19		460,000	450,800
Concho Resources, Inc.:
6.5% 1/15/22		575,000	598,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.: - continued
7% 1/15/21		$ 250,000	$ 266,875
8.625% 10/1/17		155,000	171,663
Continental Resources, Inc.:
5% 9/15/22 (f)		960,000	973,248
7.125% 4/1/21		215,000	237,575
8.25% 10/1/19		65,000	72,475
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		200,000	198,500
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	408,525
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	336,490
9.75% 3/1/16		105,000	114,713
DTEK Finance BV 9.5% 4/28/15 (f)		130,000	126,100
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	478,800
Endeavour International Corp. 12% 3/1/18 (f)		590,000	616,550
Energy Partners Ltd. 8.25% 2/15/18		585,000	577,688
Energy Transfer Equity LP 7.5% 10/15/20		860,000	943,850
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,187,700
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,072,500
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	289,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	352,800
7% 5/5/20 (f)		360,000	409,500
9.125% 7/2/18 (f)		480,000	595,824
11.75% 1/23/15 (f)		370,000	440,300
Laredo Pete, Inc. 7.375% 5/1/22 (f)		600,000	622,500
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		2,640,000	2,778,600
8.625% 4/15/20		1,190,000	1,282,225
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		935,000	963,050
6.75% 11/1/20		160,000	169,200
Naftogaz of Ukraine NJSC 9.5% 9/30/14		425,000	405,365
Newfield Exploration Co.:
5.625% 7/1/24		525,000	536,813

		Principal Amount (d)	Value
6.875% 2/1/20		$ 1,025,000	$ 1,086,500
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		400,000	428,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		2,510,000	2,246,450
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		830,000	904,700
Pan American Energy LLC 7.875% 5/7/21 (f)		310,000	261,950
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		930,000	925,350
Pemex Project Funding Master Trust:
5.75% 3/1/18		485,000	549,263
6.625% 6/15/35		1,320,000	1,584,000
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		665,000	658,350
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		525,000	565,830
6.875% 1/20/40		310,000	372,248
8.375% 12/10/18		445,000	550,821
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,678,896
Petroleos de Venezuela SA:
4.9% 10/28/14		2,255,000	1,939,300
5% 10/28/15		295,000	229,363
5.375% 4/12/27		1,700,000	973,250
5.5% 4/12/37		800,000	454,000
8% 11/17/13		460,000	457,700
8.5% 11/2/17 (f)		4,950,000	4,009,500
9% 11/17/21 (Reg. S)		800,000	586,000
12.75% 2/17/22 (f)		1,840,000	1,729,600
Petroleos Mexicanos:
4.875% 1/24/22 (f)		410,000	444,850
5.5% 1/21/21		455,000	516,425
5.5% 6/27/44 (f)		370,000	380,175
6% 3/5/20		345,000	402,356
6.5% 6/2/41		200,000	233,500
6.5% 6/2/41 (f)		210,000	247,275
6.625% (f)(g)		1,395,000	1,422,900
8% 5/3/19		280,000	359,100
Petroleum Development Corp. 12% 2/15/18		265,000	283,550
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	793,600
PT Adaro Indonesia 7.625% 10/22/19 (f)		405,000	427,291
PT Pertamina Persero:
4.875% 5/3/22 (f)		475,000	475,000
5.25% 5/23/21 (f)		295,000	303,850
6% 5/3/42 (f)		475,000	469,063
6.5% 5/27/41 (f)		315,000	329,963
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		$ 550,000	$ 580,250
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	310,648
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		265,000	264,338
6.875% 2/1/21		240,000	249,600
11.25% 7/15/17		290,000	326,975
Teekay Corp. 8.5% 1/15/20		295,000	300,163
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	25,041
7.625% 4/1/37		50,000	61,468
8.375% 6/15/32		40,000	52,323
Venoco, Inc.:
8.875% 2/15/19		640,000	571,200
11.5% 10/1/17		410,000	430,500
WPX Energy, Inc. 6% 1/15/22		690,000	686,550
YPF SA 10% 11/2/28		280,000	274,400
			55,802,917
TOTAL ENERGY			58,116,800
FINANCIALS - 7.1%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	487,600
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	500,000	831,413
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	37,700
			1,356,713
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	350,000	575,666
African Export-Import Bank 8.75% 11/13/14		195,000	213,769
Akbank T.A.S.:
5.125% 7/22/15 (f)		610,000	616,863
6.5% 3/9/18 (f)		150,000	156,375
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		125,000	149,063
Barclays Bank PLC 4.25% 1/12/22	GBP	350,000	583,722
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	459,000

		Principal Amount (d)	Value
CIT Group, Inc.:
5% 5/15/17		$ 1,220,000	$ 1,250,500
5.25% 3/15/18		2,400,000	2,478,000
5.375% 5/15/20		1,055,000	1,078,738
5.5% 2/15/19 (f)		3,535,000	3,632,213
7% 5/2/17 (f)		831,167	832,206
Co-Operative Bank PLC 4.75% 11/11/21	GBP	400,000	665,815
Development Bank of Philippines 8.375% (g)(k)		620,000	666,500
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		400,000	388,000
European Investment Bank 5.375% 6/7/21	GBP	500,000	933,848
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		290,000	286,375
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	536,338
9.25% 10/16/13 (f)		330,000	341,550
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	40,000,000	225,892
8.2% 12/12/12	NGN	80,000,000	464,516
JSC Kazkommertsbank BV 8% 11/3/15 (f)		455,000	420,875
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		170,000	166,813
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	590,876
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	881,623
RSHB Capital SA:
6% 6/3/21 (f)		200,000	196,500
9% 6/11/14 (f)		210,000	231,000
SSB #1 PLC 8.25% 3/10/16		200,000	169,500
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		500,000	385,000
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		400,000	400,000
US Bank NA 1.076% 2/28/17 (k)	EUR	100,000	115,464
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,015,000	1,058,138
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		300,000	302,640
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		470,000	474,700
			21,928,078
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 2.6%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)		$ 750,000	$ 735,000
5.5% 2/15/17		750,000	763,125
7.5% 9/15/20		3,970,000	4,466,250
8% 3/15/20		3,835,000	4,410,250
Ford Motor Credit Co. LLC:
4.25% 2/3/17		2,390,000	2,505,265
5.75% 2/1/21		240,000	263,400
5.875% 8/2/21		1,760,000	1,958,014
12% 5/15/15		1,620,000	2,016,900
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	951,600
8% 11/1/31		2,545,000	2,940,625
GMAC LLC:
6.75% 12/1/14		280,000	295,400
8% 11/1/31		5,653,000	6,599,878
SLM Corp.:
6% 1/25/17		930,000	955,575
7.25% 1/25/22		475,000	494,000
8% 3/25/20		725,000	793,875
			30,149,157
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	630,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		650,000	581,750
BP Capital Markets PLC 3.83% 10/6/17	EUR	250,000	343,982
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		140,000	151,200
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	18,102	34,076
8.151% 12/31/30	GBP	30,000	64,670
European Economic Community 2.875% 4/4/28	EUR	600,000	749,546
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		560,000	582,400
9.375% 5/1/20 (f)		2,340,000	2,421,900
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		415,000	431,600
GE Capital UK Funding 4.375% 7/31/19	GBP	550,000	904,217
General Motors Financial Co., Inc. 6.75% 6/1/18		575,000	628,188
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	381,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,256,244

		Principal Amount (d)	Value
8% 1/15/18		$ 3,243,000	$ 3,445,688
Indo Energy Finance BV 7% 5/7/18 (f)		425,000	414,375
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	398,000
Offshore Group Investment Ltd. 11.5% 8/1/15		500,000	537,500
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	255,058
Regions Financing Trust II 6.625% 5/15/47 (k)		470,000	446,500
TMK Capital SA 7.75% 1/27/18		450,000	420,750
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,242,263
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(k)		290,000	311,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		560,000	600,600
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		300,000	310,500
6.8% 11/22/25 (f)		300,000	313,500
6.902% 7/9/20 (f)		725,000	786,625
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		1,673,411	1,052,901
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		975,000	970,125
			20,667,508
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	271,575
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	754,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		1,385,000	1,381,538
6.75% 10/15/22		725,000	772,125
7.5% 2/15/20		385,000	420,613
			3,328,276
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		480,000	508,800
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	653,625
7.875% 2/15/19 (f)		677,000	668,538
9% 1/15/20 (f)		1,515,000	1,556,663
11.5% 4/15/17		30,000	28,350
12% 4/15/17		139,213	130,164
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		$ 385,000	$ 399,438
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	249,206	401,504
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	67,925
			4,415,007
TOTAL FINANCIALS			82,116,314
HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (f)		175,000	181,125
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (f)		1,400,000	1,463,000
12.5% 11/1/19 (f)		945,000	845,775
			2,489,900
Health Care Providers & Services - 2.9%
Community Health Systems, Inc. 8% 11/15/19		1,295,000	1,372,700
CRC Health Group, Inc. 10.75% 2/1/16		90,000	79,200
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,227,200
6.625% 11/1/20		1,375,000	1,430,000
Emergency Medical Services Corp. 8.125% 6/1/19		580,000	605,375
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,574,175
5.875% 1/31/22 (f)		1,670,000	1,745,150
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	408,500
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,266,900
HCA Holdings, Inc. 7.75% 5/15/21		6,940,000	7,434,475
HCA, Inc.:
5.875% 3/15/22		1,915,000	1,998,781
6.5% 2/15/16		275,000	294,938
6.5% 2/15/20		2,410,000	2,620,875
7.25% 9/15/20		1,935,000	2,113,988
7.5% 2/15/22		1,175,000	1,277,813
8% 10/1/18		135,000	151,200
Health Management Associates, Inc. 7.375% 1/15/20 (f)		290,000	308,125
HealthSouth Corp. 8.125% 2/15/20		575,000	626,750

		Principal Amount (d)	Value
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		$ 1,210,000	$ 1,191,850
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	61,875
Radiation Therapy Services, Inc. 8.875% 1/15/17 (f)		410,000	393,600
ResCare, Inc. 10.75% 1/15/19		240,000	265,800
Rotech Healthcare, Inc. 10.5% 3/15/18		220,000	110,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		105,000	112,875
Tenet Healthcare Corp. 6.25% 11/1/18		3,730,000	3,925,825
UHS Escrow Corp. 7% 10/1/18		85,000	91,588
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		375,000	378,750
Vanguard Health Systems, Inc. 0% 2/1/16		21,000	14,490
			33,082,798
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	430,313
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		435,000	454,575
			884,888
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	474,150
Leiner Health Products, Inc. 11% 6/1/49 (c)		90,000	0
Mylan, Inc.:
6% 11/15/18 (f)		950,000	995,125
7.625% 7/15/17 (f)		315,000	346,500
7.875% 7/15/20 (f)		570,000	641,250
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		1,250,000	1,225,000
6.875% 12/1/18 (f)		805,000	833,175
			4,515,200
TOTAL HEALTH CARE			40,972,786
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	21,000
12% 11/1/14 pay-in-kind		119,928	112,046
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,750,000	1,824,375
7.125% 3/15/21		150,000	156,750
			2,114,171
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		$ 285,000	$ 296,400
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		595,000	577,150
American Airlines, Inc. equipment trust certificate 13% 8/1/16		243,820	259,668
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		363,756	391,037
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		47,696	49,007
3.5919% 6/2/13 (k)		2,532,916	2,482,257
Continental Airlines, Inc. 7.25% 11/10/19		351,681	398,278
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		91,000	96,460
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		538,706	579,109
8.021% 8/10/22		227,595	230,167
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		118,756	125,882
8.028% 11/1/17		38,465	38,850
United Air Lines, Inc.:
9.875% 8/1/13 (f)		137,000	142,480
12% 11/1/13 (f)		270,000	281,475
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		555,199	631,539
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		482,128	511,056
			6,794,415
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)		425,000	454,750
HD Supply, Inc. 11% 4/15/20 (f)		1,110,000	1,193,250
			1,648,000
Commercial Services & Supplies - 1.9%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	142,825
American Reprographics Co. 10.5% 12/15/16		395,000	395,000
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		270,000	267,975
Casella Waste Systems, Inc.:
7.75% 2/15/19		100,000	98,000
11% 7/15/14		105,000	110,250
Covanta Holding Corp. 7.25% 12/1/20		430,000	465,868

		Principal Amount (d)	Value
Garda World Security Corp. 9.75% 3/15/17 (f)		$ 185,000	$ 195,638
International Lease Finance Corp.:
5.75% 5/15/16		1,155,000	1,172,325
5.875% 4/1/19		3,665,000	3,628,350
6.25% 5/15/19		2,320,000	2,363,500
6.75% 9/1/16 (f)		1,363,000	1,475,448
7.125% 9/1/18 (f)		2,505,000	2,780,550
8.25% 12/15/20		1,220,000	1,393,850
8.625% 9/15/15		655,000	725,413
8.625% 1/15/22		2,890,000	3,345,175
8.75% 3/15/17		1,570,000	1,766,250
The Geo Group, Inc. 7.75% 10/15/17		220,000	234,300
United Rentals North America, Inc. 8.375% 9/15/20		605,000	627,688
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	310,400
			21,498,805
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		1,075,000	1,104,885
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		40,000	41,000
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	501,975
			542,975
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (f)		280,685	298,930
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18		55,000	56,650
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	178,925
Terex Corp. 10.875% 6/1/16		330,000	367,950
			603,525
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	205,700
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		420,000	367,500
8.875% 11/1/17		925,000	943,500
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		120,000	110,400
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	76,000
			1,703,100
Road & Rail - 0.5%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	200,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		$ 230,000	$ 253,000
8% 2/1/18		2,500,000	2,784,500
12.5% 4/1/16		855,000	966,150
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		350,000	358,750
Swift Services Holdings, Inc. 10% 11/15/18		870,000	939,600
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	293,425
			5,795,675
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		680,000	686,800
7.625% 4/15/20		305,000	311,100
9.75% 8/1/18		755,000	834,275
			1,832,175
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		537,680	440,898
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	100,000	177,284
			618,182
TOTAL INDUSTRIALS			44,851,238
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		555,000	448,163
10.125% 11/1/15 pay-in-kind (k)		370,000	299,700
Brocade Communications Systems, Inc.:
6.625% 1/15/18		620,000	647,900
6.875% 1/15/20		170,000	184,450
Lucent Technologies, Inc.:
6.45% 3/15/29		3,375,000	2,295,000
6.5% 1/15/28		430,000	290,250
			4,165,463
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21		580,000	624,950
7.75% 12/15/18		795,000	876,488
			1,501,438
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		190,000	184,300

		Principal Amount (d)	Value
Reddy Ice Corp.:
11.25% 3/15/15		$ 1,075,000	$ 1,025,228
13.25% 11/1/15 (c)		130,000	29,900
			1,239,428
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	736,488
IT Services - 0.4%
Ceridian Corp.:
8.875% 7/15/19 (f)(i)		420,000	433,650
11.25% 11/15/15		425,000	409,063
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	264,600
7.875% 7/15/20		320,000	357,600
First Data Corp. 7.375% 6/15/19 (f)		2,420,000	2,474,450
SunGard Data Systems, Inc. 7.375% 11/15/18		385,000	411,950
Unisys Corp.:
12.5% 1/15/16		154,000	163,240
12.75% 10/15/14 (f)		17,000	18,530
			4,533,083
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		135,000	147,825
8.125% 12/15/17		270,000	292,950
Freescale Semiconductor, Inc.:
8.05% 2/1/20		410,000	405,900
10.75% 8/1/20		393,000	422,475
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,645,000	3,018,606
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	14,395
			4,302,151
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	44,000
TOTAL INFORMATION TECHNOLOGY			16,522,051
MATERIALS - 3.6%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (f)		205,000	205,000
Ferro Corp. 7.875% 8/15/18		360,000	351,000
INEOS Finance PLC:
7.5% 5/1/20 (f)		370,000	373,700
8.375% 2/15/19 (f)		485,000	501,975
9% 5/15/15 (f)		215,000	226,825
INEOS Group Holdings PLC 8.5% 2/15/16 (f)		645,000	593,400
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		381,000	381,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV:
5% 4/15/19 (f)		$ 725,000	$ 757,625
5.75% 4/15/24 (f)		725,000	772,995
6% 11/15/21 (f)		1,970,000	2,162,075
Momentive Performance Materials, Inc. 9% 1/15/21		1,420,000	1,075,650
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		105,000	104,869
OMNOVA Solutions, Inc. 7.875% 11/1/18		335,000	336,675
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		279,000	291,555
PolyOne Corp. 7.375% 9/15/20		155,000	164,300
Solutia, Inc.:
7.875% 3/15/20		175,000	204,750
8.75% 11/1/17		290,000	326,250
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	128,438
TPC Group LLC 8.25% 10/1/17		190,000	199,500
			9,157,582
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		285,000	245,100
9.875% 4/30/19 (f)		565,000	505,675
CEMEX Finance LLC 9.5% 12/14/16 (f)		2,320,000	2,273,600
CEMEX SA de CV:
5.4697% 9/30/15 (f)(k)		1,305,000	1,187,550
9% 1/11/18 (f)		1,820,000	1,624,350
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		420,000	441,000
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		520,000	546,000
			6,823,275
Containers & Packaging - 0.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		408,347	375,679
Ball Corp. 5.75% 5/15/21		3,000,000	3,225,000
Berry Plastics Holding Corp. 4.3429% 9/15/14 (k)		45,000	44,100
BWAY Holding Co. 10% 6/15/18		205,000	225,500
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		228,896	228,319
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	214,725
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,282,600

		Principal Amount (d)	Value
7.5% 12/15/96		$ 160,000	$ 135,200
Rock-Tenn Co.:
4.45% 3/1/19 (f)		150,000	154,095
4.9% 3/1/22 (f)		140,000	144,998
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)(i)		265,000	268,313
8.375% 6/15/19 (f)(i)		355,000	356,775
Silgan Holdings, Inc. 5% 4/1/20 (f)		960,000	979,200
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		445,000	449,450
			8,083,954
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	1,693
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	209,500
Edgen Murray Corp. 12.25% 1/15/15		645,000	635,325
EVRAZ Group SA:
7.4% 4/24/17 (f)		260,000	254,847
8.25% 11/10/15 (f)		770,000	806,575
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		635,000	638,175
6.375% 2/1/16 (f)		635,000	641,350
6.875% 2/1/18 (f)		1,988,000	2,007,880
6.875% 4/1/22 (f)		1,970,000	1,989,700
7% 11/1/15 (f)		790,000	807,775
8.25% 11/1/19 (f)		3,835,000	4,084,275
Metinvest BV 10.25% 5/20/15 (f)		360,000	352,800
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	117,800
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	68,500
Mongolian Mining Corp. 8.875% 3/29/17 (f)		455,000	456,138
MRC Global, Inc. 9.5% 12/15/16		365,000	394,200
New Gold, Inc. 7% 4/15/20 (f)		125,000	128,438
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	303,000
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Southern Copper Corp. 6.75% 4/16/40		250,000	267,223
SunCoke Energy, Inc. 7.625% 8/1/19		125,000	122,500
Votorantim Cimentos SA 7.25% 4/5/41 (f)		400,000	401,000
			14,688,694
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		1,104,000	1,225,440
Clearwater Paper Corp. 7.125% 11/1/18		105,000	111,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Glatfelter 7.125% 5/1/16		$ 40,000	$ 40,900
NewPage Corp.:
6.7159% 5/1/49 (c)(k)		90,000	3,150
11.375% 12/31/14 (c)		345,000	222,525
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	159,613
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (f)		705,000	712,050
			2,474,978
TOTAL MATERIALS			41,228,483
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		750,000	840,000
Citizens Communications Co.:
7.875% 1/15/27		280,000	246,400
9% 8/15/31		220,000	210,100
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		1,705,000	1,551,550
14.75% 12/1/16 (f)		390,000	379,275
Consolidated Communications Finance Co. 10.875% 6/1/20 (f)		245,000	251,125
Eileme 1 AB 14.25% 8/15/20 (f)		470,000	446,500
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	972,400
Frontier Communications Corp.:
8.5% 4/15/20		1,010,000	1,070,600
8.75% 4/15/22		565,000	593,250
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	389,500
8.625% 7/15/20		875,000	916,563
10% 2/1/18		385,000	416,763
Sprint Capital Corp.:
6.875% 11/15/28		1,842,000	1,480,415
8.75% 3/15/32		3,866,000	3,518,060
U.S. West Communications:
6.875% 9/15/33		200,000	199,000
7.25% 9/15/25		35,000	38,407
7.25% 10/15/35		70,000	71,750
7.5% 6/15/23		30,000	30,075
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		529,000	427,168
			14,048,901
Wireless Telecommunication Services - 2.1%
Clearwire Escrow Corp. 12% 12/1/15 (f)		260,000	235,300

		Principal Amount (d)	Value
Cricket Communications, Inc. 7.75% 10/15/20		$ 1,719,000	$ 1,641,645
Digicel Group Ltd.:
7% 2/15/20 (f)		1,200,000	1,155,000
8.25% 9/1/17 (f)		990,000	1,014,750
8.875% 1/15/15 (f)		3,050,000	3,080,500
9.125% 1/15/15 pay-in-kind (f)(k)		1,297,000	1,309,970
10.5% 4/15/18 (f)		2,845,000	2,973,025
12% 4/1/14 (f)		1,145,000	1,270,950
Intelsat Jackson Holdings SA:
7.25% 4/1/19		1,000,000	1,055,000
7.25% 10/15/20 (f)		1,545,000	1,622,250
7.5% 4/1/21		2,485,000	2,634,100
8.5% 11/1/19		325,000	360,750
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	399,438
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,010,000	1,158,975
NII Capital Corp.:
7.625% 4/1/21		828,000	705,870
8.875% 12/15/19		245,000	222,950
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,021,125
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		730,000	750,988
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		400,000	385,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		365,000	342,188
			23,339,774
TOTAL TELECOMMUNICATION SERVICES			37,388,675
UTILITIES - 2.9%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	257,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		400,000	140,000
InterGen NV 9% 6/30/17 (f)		315,000	308,700
Majapahit Holding BV:
7.75% 1/20/20 (f)		265,000	316,013
8% 8/7/19 (f)		165,000	198,000
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	364,900
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	200,000	315,346
National Power Corp. 6.875% 11/2/16 (f)		200,000	230,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		1,495,000	1,020,338
			3,150,797
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.2%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		$ 485,000	$ 489,850
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	274,125
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	212,243
8% 3/1/32		350,000	453,936
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	205,800
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,489,000	1,016,243
			2,652,197
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18 (f)		885,000	904,913
Calpine Corp.:
7.5% 2/15/21 (f)		620,000	671,150
7.875% 7/31/20 (f)		1,645,000	1,801,275
7.875% 1/15/23 (f)		2,345,000	2,573,638
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		900,000	999,000
Energy Future Holdings Corp.:
10% 1/15/20		2,955,000	3,176,625
10.875% 11/1/17		340,000	288,150
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		5,360,000	5,869,200
11% 10/1/21		2,486,000	2,405,205
11.75% 3/1/22 (f)		2,610,000	2,668,725
GenOn Energy, Inc.:
9.5% 10/15/18		315,000	311,456
9.875% 10/15/20		1,150,000	1,121,250
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	206,000
NRG Energy, Inc.:
7.625% 5/15/19		320,000	325,600
7.875% 5/15/21		375,000	377,813
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	360,500
TXU Corp.:
5.55% 11/15/14		185,000	132,738
6.5% 11/15/24		2,870,000	1,370,425
6.55% 11/15/34		2,815,000	1,287,863
			26,851,526

		Principal Amount (d)	Value
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	250,000	$ 405,751
Puget Energy, Inc. 5.625% 7/15/22 (f)		$ 375,000	390,450
			796,201
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	284,944
TOTAL UTILITIES			33,735,665
TOTAL NONCONVERTIBLE BONDS			413,835,166
TOTAL CORPORATE BONDS (Cost $402,122,688)			416,143,471
U.S. Government and Government Agency Obligations - 22.7%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.5% 5/27/15		424,000	423,692
0.5% 7/2/15		7,007,000	6,998,339
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,185
0.875% 8/22/12		495,000	495,498
0.875% 12/27/13		50,000	50,397
1% 6/21/17		880,000	881,073
Freddie Mac:
0.625% 12/29/14		566,000	568,171
0.75% 11/25/14		170,000	171,275
1% 7/30/14		403,000	407,970
1% 8/27/14		408,000	413,545
1.25% 5/12/17		2,761,000	2,798,806
Tennessee Valley Authority:
5.25% 9/15/39		400,000	525,525
5.375% 4/1/56		1,200,000	1,647,841
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			15,662,317
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		1,064,985	1,123,209
U.S. Treasury Obligations - 20.4%
U.S. Treasury Bonds:
3% 5/15/42		3,136,000	3,291,822
3.125% 2/15/42		3,026,000	3,256,260
3.75% 8/15/41		4,463,000	5,391,166
4.375% 2/15/38		675,000	897,117
4.375% 5/15/41		9,227,000	12,342,552
4.75% 2/15/37		450,000	628,101
5.25% 2/15/29		2,993,000	4,225,742
5.375% 2/15/31		4,230,000	6,169,853
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 8/15/29		$ 700,000	$ 1,082,266
6.25% 8/15/23 (j)		3,549,000	5,158,805
7.5% 11/15/16		655,000	847,611
7.875% 2/15/21		200,000	306,141
U.S. Treasury Notes:
0.125% 8/31/13		3,600,000	3,593,952
0.125% 12/31/13		7,500,000	7,480,373
0.25% 10/31/13		6,000,000	5,997,420
0.25% 1/31/14		5,225,000	5,220,512
0.25% 2/28/14		8,000,000	7,992,496
0.25% 3/31/14		502,000	501,451
0.25% 4/30/14		14,091,000	14,075,035
0.25% 5/31/14		3,030,000	3,026,449
0.25% 9/15/14		5,834,000	5,821,696
0.25% 2/15/15		6,586,000	6,563,357
0.25% 5/15/15		12,809,000	12,755,958
0.5% 8/15/14		4,306,000	4,320,804
0.625% 7/15/14		2,808,000	2,824,452
0.625% 5/31/17		4,690,000	4,670,579
0.75% 6/15/14		1,404,000	1,415,736
0.75% 6/30/17		600,000	600,890
0.875% 11/30/16		3,939,000	3,979,619
0.875% 4/30/17		4,330,000	4,365,181
1% 9/30/16		10,684,000	10,854,282
1% 10/31/16		4,450,000	4,519,184
1% 6/30/19		17,201,000	17,074,612
1.25% 10/31/15		1,715,000	1,757,875
1.75% 5/15/22		651,000	656,899
1.875% 6/30/15		493,000	514,106
1.875% 8/31/17		3,300,000	3,482,790
1.875% 9/30/17		1,900,000	2,005,243
1.875% 10/31/17		1,898,000	2,003,428
2% 2/15/22		4,331,000	4,480,216
2.125% 11/30/14		3,932,000	4,097,883
2.125% 5/31/15		438,000	459,524
2.125% 8/15/21		2,621,000	2,757,169
2.375% 8/31/14		12,800,000	13,359,002
2.375% 9/30/14		942,000	985,052
2.375% 10/31/14		4,724,000	4,944,701
2.375% 2/28/15		4,000,000	4,210,000
2.375% 6/30/18		1,912,000	2,074,073
2.5% 4/30/15		2,576,000	2,727,139
2.625% 7/31/14		1,035,000	1,083,840
2.75% 11/30/16		1,500,000	1,636,875
3% 2/28/17		1,500,000	1,658,438
3.125% 10/31/16		1,340,000	1,481,957
3.125% 1/31/17		1,636,000	1,815,960
3.125% 5/15/19		1,232,000	1,401,016

		Principal Amount (d)	Value
4.25% 8/15/15		$ 1,376,000	$ 1,537,573
4.5% 5/15/17		1,172,000	1,383,234
TOTAL U.S. TREASURY OBLIGATIONS			233,765,467
Other Government Related - 0.9%
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (h)		384,000	388,371
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (k)		378,153	379,507
Series 2011-R1 Class 1A, 0.6888% 1/8/20 (NCUA Guaranteed) (k)		589,857	590,986
Series 2011-R4 Class 1A, 0.6188% 3/6/20 (NCUA Guaranteed) (k)		351,694	351,807
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	336,514
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,095,604
3% 6/12/19 (NCUA Guaranteed)		2,293,000	2,517,599
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,677,560
TOTAL OTHER GOVERNMENT RELATED			10,337,948
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,583,629)			260,888,941
U.S. Government Agency - Mortgage Securities - 3.3%

Fannie Mae - 1.4%
2.122% 10/1/35 (k)		4,080	4,248
2.172% 11/1/35 (k)		39,435	41,510
2.223% 11/1/33 (k)		7,393	7,824
2.293% 9/1/33 (k)		37,397	39,210
2.32% 6/1/36 (k)		3,146	3,357
2.384% 2/1/36 (k)		8,837	9,365
2.388% 1/1/35 (k)		21,340	22,707
2.393% 9/1/36 (k)		10,331	11,080
2.525% 3/1/33 (k)		10,518	11,181
2.609% 11/1/36 (k)		5,642	6,051
2.63% 2/1/37 (k)		40,643	43,515
2.63% 6/1/47 (k)		10,867	11,652
2.688% 7/1/35 (k)		38,338	40,987
2.763% 5/1/36 (k)		5,314	5,699
2.975% 8/1/35 (k)		58,482	62,557
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.996% 4/1/36 (k)		$ 30,891	$ 33,131
3.5% 7/1/42 (i)		400,000	420,496
4% 6/1/42 to 7/1/42		1,800,000	1,942,800
4% 7/1/42 (i)		8,000,000	8,515,294
4% 7/1/42 (i)		1,800,000	1,915,941
4% 7/1/42 (i)		1,800,000	1,915,941
5.5% 10/1/20 to 4/1/21		547,773	595,549
5.984% 3/1/37 (k)		5,969	6,382
6% 6/1/16 to 10/1/16		7,833	8,357
6.5% 12/1/12 to 7/1/26		26,423	28,985
TOTAL FANNIE MAE			15,703,819
Freddie Mac - 0.5%
2.139% 1/1/36 (k)		5,941	6,261
2.149% 3/1/35 (k)		10,546	10,912
2.2% 3/1/37 (k)		3,030	3,191
2.203% 6/1/33 (k)		23,961	25,016
2.312% 2/1/37 (k)		4,398	4,621
2.35% 7/1/35 (k)		27,147	28,932
2.357% 5/1/37 (k)		6,565	6,950
2.375% 5/1/37 (k)		4,646	4,850
2.451% 1/1/37 (k)		26,818	28,507
2.478% 6/1/37 (k)		2,523	2,639
2.492% 4/1/35 (k)		2,583	2,738
2.638% 4/1/37 (k)		8,871	9,503
2.64% 10/1/35 (k)		23,165	24,651
2.651% 6/1/37 (k)		19,673	21,099
2.667% 10/1/36 (k)		29,087	30,958
2.686% 7/1/36 (k)		350,394	373,376
2.712% 5/1/37 (k)		79,192	84,933
2.743% 5/1/37 (k)		42,708	45,697
2.795% 7/1/36 (k)		9,984	10,708
2.798% 7/1/35 (k)		17,630	18,841
2.865% 9/1/35 (k)		4,780	5,119
2.97% 4/1/37 (k)		475	509
3.446% 10/1/35 (k)		4,012	4,303
3.949% 6/1/37 (k)		4,894	5,239
4% 3/1/42 to 5/1/42		2,409,994	2,599,923
4.5% 8/1/33 to 10/1/41		837,453	901,906
5.5% 2/1/19 to 7/1/35		1,896,613	2,061,352
5.919% 8/1/37 (k)		9,816	10,211
6.5% 12/1/14 to 3/1/22		110,444	120,532
TOTAL FREDDIE MAC			6,453,477
Ginnie Mae - 1.4%
4% 9/15/25		81,892	88,464
4.5% 3/15/25 to 6/15/25		997,001	1,082,186
4.515% 3/20/62 (p)		1,208,930	1,348,408
4.55% 5/20/62 (p)		2,199,016	2,457,888
4.556% 12/20/61 (p)		1,294,100	1,441,643

		Principal Amount (d)	Value
4.604% 3/20/62 (p)		$ 629,702	$ 704,720
4.626% 3/20/62 (p)		449,896	503,314
4.65% 3/20/62 (p)		404,558	453,300
4.684% 1/20/62 (p)		1,366,232	1,529,924
4.751% 12/20/60 (p)		520,279	578,369
4.804% 3/20/61 (p)		826,463	922,789
4.834% 3/20/61 (p)		1,440,579	1,610,901
5.492% 4/20/60 (p)		759,872	861,256
5.5% 2/20/60 (p)		1,620,073	1,803,407
5.612% 4/20/58 (p)		574,283	611,590
TOTAL GINNIE MAE			15,998,159
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,709,373)			38,155,455
Collateralized Mortgage Obligations - 3.8%

U.S. Government Agency - 3.8%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7453% 9/25/23 (k)		123,964	124,458
Series 2010-15 Class FJ, 1.1753% 6/25/36 (k)		1,265,643	1,286,470
Series 2010-86 Class FE, 0.6953% 8/25/25 (k)		156,643	157,460
Series 2011-104 Class FK, 0.6153% 3/25/39 (k)		823,712	823,476
Series 2011-63 Class FL, 0.6453% 7/25/41 (k)		1,353,179	1,360,427
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		374,222	412,482
Series 2005-64 Class PX, 5.5% 6/25/35		367,029	410,024
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		3,189	3,423
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,267
Series 2003-70 Class BJ, 5% 7/25/33		45,000	50,417
Series 2004-80 Class LD, 4% 1/25/19		55,737	57,334
Series 2005-52 Class PB, 6.5% 12/25/34		33,565	35,628
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	333,996
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		12,484	13,443
Series 2004-91 Class Z, 5% 12/25/34		467,173	527,017
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2004-95 Class AN, 5.5% 1/25/25		$ 42,501	$ 44,713
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	45,040
Series 2005-14 Class ZB, 5% 3/25/35		216,273	243,023
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	368,807
Series 2006-72 Class CY, 6% 8/25/26		145,000	167,045
Series 2007-113 Class DB, 4.5% 12/25/22		440,000	489,372
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	369,485
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	574,223
Series 2009-82 Class FD, 1.0953% 10/25/39 (k)		560,086	570,026
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		101,550	8,404
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		173,897	13,706
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		835,304	123,779
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		438,580	71,252
Series 2010-39 Class FG, 1.1653% 3/25/36 (k)		691,314	705,236
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		354,001	27,622
Series 2011-67 Class AI, 4% 7/25/26 (m)		208,095	20,678
Federal National Mortgage Association planned amortization class Series 2011-126 Class KB, 4% 12/25/41		380,000	414,462
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5918% 5/15/38 (k)		1,340,593	1,341,870
Freddie Mac:
floater:
Series 240 Class F30, 0.5418% 7/15/36 (k)		1,038,915	1,039,572
Series 2630 Class FL, 0.7418% 6/15/18 (k)		2,225	2,242
Series 2711 Class FC, 1.1418% 2/15/33 (k)		470,000	477,627
Series 3419 Class FD, 1.0118% 2/15/38 (k)		561,046	570,185
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		7,690	8,502
Series 2115 Class PE, 6% 1/15/14		891	915

		Principal Amount (d)	Value
Series 2376 Class JE, 5.5% 11/15/16		$ 13,109	$ 14,012
Series 2381 Class OG, 5.5% 11/15/16		8,144	8,674
Series 2425 Class JH, 6% 3/15/17		16,413	17,691
Series 2672 Class MG, 5% 9/15/23		310,000	357,230
Series 2684 Class FP, 0.7418% 1/15/33 (k)		689,709	692,295
Series 2695 Class DG, 4% 10/15/18		220,000	232,948
Series 2996 Class MK, 5.5% 6/15/35		17,959	20,053
Series 3737 Class GB, 4.5% 4/15/39		650,000	731,433
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		20,657	22,911
Series 2570 Class CU, 4.5% 7/15/17		466	466
Series 2877 Class ZD, 5% 10/15/34		601,060	673,831
Series 2987 Class HE, 4.5% 6/15/20		380,000	404,218
Series 3277 Class B, 4% 2/15/22		300,000	327,520
Series 3372 Class BD, 4.5% 10/15/22		790,000	873,595
Series 3578, Class B, 4.5% 9/15/24		340,000	371,689
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,079,382
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (k)		305,086	329,587
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.7198% 1/20/38 (k)		60,254	60,646
Series 2007-59 Class FC, 0.7398% 7/20/37 (k)		224,620	226,423
Series 2008-73 Class FA, 1.0998% 8/20/38 (k)		342,188	348,223
Series 2008-83 Class FB, 1.1398% 9/20/38 (k)		332,486	338,441
Series 2010-14 Class QF, 0.6928% 2/16/40 (k)		1,314,947	1,327,510
Series 2010-H17 Class FA, 0.5688% 7/20/60 (k)(p)		646,785	638,798
Series 2010-H18 Class AF, 0.5413% 9/20/60 (k)(p)		695,779	686,961
Series 2010-H19 Class FG, 0.5413% 8/20/60 (k)(p)		835,100	824,698
Series 2010-H27 Series FA, 0.6213% 12/20/60 (k)(p)		316,048	313,314
Series 2011-H03 Class FA, 0.7413% 1/20/61 (k)(p)		847,124	845,410
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H05 Class FA, 0.7413% 12/20/60 (k)(p)		$ 475,989	$ 475,030
Series 2011-H07 Class FA, 0.7413% 2/20/61 (k)(p)		692,912	691,509
Series 2011-H12 Class FA, 0.7313% 2/20/61 (k)(p)		1,068,049	1,065,343
Series 2011-H13 Class FA, 0.7413% 4/20/61 (k)(p)		425,894	425,055
Series 2011-H14:
Class FB, 0.7413% 5/20/61 (k)(p)		479,235	478,170
Class FC, 0.7413% 5/20/61 (k)(p)		479,998	478,991
Series 2011-H17 Class FA, 0.7713% 6/20/61 (k)(p)		615,149	614,856
Series 2011-H21 Class FA, 0.8413% 10/20/61 (k)(p)		708,112	710,252
Series 2012-H01 Class FA, 0.9413% 11/20/61 (k)(p)		570,053	574,855
Series 2012-H03 Class FA, 0.9413% 1/20/62 (k)(p)		345,365	348,310
Series 2012-H06 Class FA, 0.8713% 1/20/62 (k)(p)		543,748	546,320
Series 2012-H07 Class FA, 0.8713% 3/20/62 (k)(p)		318,271	319,807
planned amortization Series 2011-61 Class OP, 5/20/40 (n)		446,699	408,125
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33		171,853	177,497
Series 2010-99 Class PT, 3.5% 8/20/33		214,214	222,011
Series 2011-79 Class PO, 6/20/40 (n)		820,117	748,115
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	529,028
Series 2010-42 Class OP, 4/20/40 (n)		1,040,062	948,759
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		1,008,693	1,108,977
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		1,170,110	1,317,594
Series 2010-H17 Class XP, 5.302% 7/20/60 (p)		1,717,385	1,937,494
Series 2010-H18 Class PL, 5.01% 9/20/60 (p)		1,289,167	1,444,118
Series 2011-71:
Class ZB, 5.5% 8/20/34		982,879	1,186,050
Class ZC, 5.5% 7/16/34		1,120,535	1,334,328

		Principal Amount (d)	Value
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		$ 248,740	$ 255,421
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (m)		252,434	50,194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,762,674)			43,543,276
Commercial Mortgage Securities - 0.8%

Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		360,000	366,914
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		330,000	366,266
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,601,096
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,628,545
Series K705 Class A1, 1.626% 7/25/18		984,143	1,001,768
Series K706:
Class A1, 1.691% 6/25/18		690,742	703,815
Class A2, 2.323% 10/25/18		1,360,000	1,406,226
Series K709 Class A1, 1.56% 10/25/18		570,000	579,274
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		1,220,000	1,251,507
Series K501 Class A2, 1.655% 11/25/16		550,000	561,072
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (k)	GBP	47,806	71,876
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,383,957)			9,538,359
Foreign Government and Government Agency Obligations - 21.7%

Arab Republic of Egypt 6.875% 4/30/40 (f)		150,000	129,000
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,242,505	813,841
0.785% 8/3/12 (k)		895,000	882,146
2.5% 12/31/38 (e)		1,365,000	440,213
7% 9/12/13		2,865,000	2,524,622
7% 10/3/15		3,075,000	2,326,238
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Bahamian Republic 6.95% 11/20/29 (f)		$ 340,000	$ 394,400
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,450,000	1,417,375
8.95% 1/26/18		640,000	589,632
Brazilian Federative Republic:
7.125% 1/20/37		755,000	1,091,957
8.25% 1/20/34		525,000	829,500
8.75% 2/4/25		165,000	255,750
10.125% 5/15/27		735,000	1,247,663
12.25% 3/6/30		460,000	909,650
Canadian Government:
1% 2/1/14	CAD	3,200,000	3,142,041
1.5% 12/1/12	CAD	2,400,000	2,362,896
2% 6/1/16	CAD	9,875,000	9,988,871
3.25% 6/1/21	CAD	4,100,000	4,564,124
5% 6/1/37	CAD	3,300,000	4,843,231
City of Buenos Aires 12.5% 4/6/15 (f)		1,360,000	1,183,200
Colombian Republic:
6.125% 1/18/41		420,000	551,250
7.375% 9/18/37		605,000	898,425
10.375% 1/28/33		685,000	1,222,725
11.75% 2/25/20		245,000	393,225
Congo Republic 3% 6/30/29 (e)		1,220,750	903,355
Croatia Republic:
6.25% 4/27/17 (f)		1,115,000	1,109,425
6.375% 3/24/21 (f)		500,000	484,400
6.625% 7/14/20 (f)		520,000	513,500
6.75% 11/5/19 (f)		580,000	585,800
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		730,000	746,425
6.25% 7/27/21 (f)		410,000	418,200
7.4% 1/22/15 (f)		515,000	552,338
Dominican Republic:
1.2754% 8/30/24 (k)		495,000	445,500
7.5% 5/6/21 (f)		690,000	736,575
9.04% 1/23/18 (f)		325,707	365,606
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	198,900
7.625% 2/1/41 (f)		175,000	184,013
7.65% 6/15/35 (Reg. S)		240,000	252,000
8.25% 4/10/32 (Reg. S)		140,000	156,100
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	250,000	322,992
European Union 3.375% 5/10/19	EUR	700,000	968,943
Finnish Government 2.75% 7/4/28	EUR	550,000	712,109
French Government:
OAT:
3% 4/25/22	EUR	5,700,000	7,396,528
4.5% 4/25/41	EUR	905,000	1,333,825
2.5% 7/25/16	EUR	1,500,000	1,995,251

		Principal Amount (d)	Value
4% 4/25/18	EUR	2,600,000	$ 3,696,323
4% 4/25/55	EUR	500,000	686,178
Gabonese Republic 8.2% 12/12/17 (f)		$ 230,000	273,125
Georgia Republic 6.875% 4/12/21 (f)		630,000	670,950
German Federal Republic:
0.75% 2/24/17	EUR	5,000,000	6,373,374
1.75% 6/14/13	EUR	1,920,000	2,468,733
2.5% 2/27/15	EUR	7,750,000	10,405,302
3.25% 7/4/21	EUR	6,205,000	9,056,519
3.25% 7/4/42	EUR	1,475,000	2,232,842
Ghana Republic:
8.5% 10/4/17 (f)		335,000	371,850
14.25% 7/29/13	GHS	280,000	134,190
14.99% 3/11/13	GHS	1,070,000	527,614
15.65% 6/3/13	GHS	245,000	119,937
Government of Bermuda 4.138% 1/3/23 (f)		200,000	203,000
Guatemalan Republic 5.75% 6/6/22 (f)		290,000	300,150
Hungarian Republic:
4.75% 2/3/15		1,575,000	1,512,000
7.625% 3/29/41		876,000	858,480
Indonesian Republic:
4.875% 5/5/21 (f)		700,000	761,250
5.25% 1/17/42 (f)		695,000	725,441
5.875% 3/13/20 (f)		730,000	837,675
6.625% 2/17/37 (f)		525,000	648,375
6.875% 1/17/18 (f)		450,000	532,125
7.75% 1/17/38 (f)		810,000	1,115,775
8.5% 10/12/35 (Reg. S)		775,000	1,131,500
11.625% 3/4/19 (f)		875,000	1,284,063
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,325,000	1,146,125
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,468,000	3,232,557
5.5% 12/4/23		1,500,000	1,974,116
Italian Republic:
4% 2/1/17	EUR	5,200,000	6,367,678
4.25% 8/1/14	EUR	4,500,000	5,742,142
4.25% 3/1/20	EUR	3,300,000	3,865,829
5% 3/1/22	EUR	5,500,000	6,640,496
5% 9/1/40	EUR	2,440,000	2,592,636
Japan Government:
0.2% 7/15/12	JPY	102,350,000	1,280,446
1.1% 6/20/20	JPY	720,000,000	9,371,485
1.8% 6/20/18	JPY	590,000,000	8,020,841
1.9% 9/20/30	JPY	310,000,000	4,064,551
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Japan Government: - continued
2% 9/20/40	JPY	135,000,000	$ 1,732,291
Jordanian Kingdom 3.875% 11/12/15		$ 200,000	194,000
Latvian Republic 5.25% 2/22/17 (f)		555,000	575,119
Lebanese Republic:
4% 12/31/17		1,157,750	1,134,595
5.15% 11/12/18		150,000	148,125
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	592,650
6.625% 2/1/22 (f)		375,000	429,375
7.375% 2/11/20 (f)		575,000	681,375
Peruvian Republic:
3% 3/7/27 (e)		570,000	547,200
5.625% 11/18/50		440,000	535,700
7.35% 7/21/25		320,000	448,000
8.75% 11/21/33		735,000	1,207,238
Philippine Republic:
7.5% 9/25/24		100,000	132,750
7.75% 1/14/31		575,000	817,938
9.5% 2/2/30		710,000	1,151,123
9.875% 1/15/19		245,000	346,675
10.625% 3/16/25		580,000	959,900
Polish Government:
3.875% 7/16/15		185,000	195,175
5% 3/23/22		265,000	289,513
6.375% 7/15/19		700,000	826,000
Provincia de Cordoba 12.375% 8/17/17 (f)		865,000	510,350
Republic of Iceland 5.875% 5/11/22 (f)		420,000	412,663
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,237,500
Republic of Namibia 5.5% 11/3/21 (f)		330,000	342,692
Republic of Nigeria:
0% 3/7/13	NGN	23,000,000	125,963
6.75% 1/28/21 (f)		155,000	167,400
Republic of Serbia 6.75% 11/1/24 (f)		2,845,834	2,724,886
Romanian Republic 6.75% 2/7/22 (f)		750,000	783,750
Russian Federation:
3.25% 4/4/17 (f)		400,000	402,000
4.5% 4/4/22 (f)		400,000	419,520
5.625% 4/4/42 (f)		800,000	855,040
7.5% 3/31/30 (Reg. S)		4,898,425	5,872,232
11% 7/24/18 (Reg. S)		270,000	378,000
12.75% 6/24/28 (Reg. S)		1,420,000	2,556,000
Slovakia Republic 4.375% 5/21/22 (f)		425,000	414,375

		Principal Amount (d)	Value
State of Qatar 5.75% 1/20/42 (f)		$ 295,000	$ 348,838
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	205,534
Turkish Republic:
0% 5/15/13	TRY	655,000	336,210
5.125% 3/25/22		485,000	506,243
5.625% 3/30/21		365,000	398,763
6% 1/14/41		575,000	605,188
6.25% 9/26/22		475,000	537,368
6.75% 4/3/18		780,000	896,064
6.75% 5/30/40		555,000	646,575
6.875% 3/17/36		1,165,000	1,373,302
7% 9/26/16		590,000	667,290
7.25% 3/15/15		780,000	859,950
7.25% 3/5/38		775,000	954,258
7.375% 2/5/25		1,150,000	1,426,000
7.5% 7/14/17		825,000	965,250
7.5% 11/7/19		575,000	696,498
8% 2/14/34		210,000	277,473
11.875% 1/15/30		620,000	1,098,206
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		655,000	550,200
Ukraine Government:
6.25% 6/17/16 (f)		430,000	385,409
6.75% 11/14/17 (f)		260,000	230,750
7.65% 6/11/13 (f)		1,200,000	1,179,000
7.75% 9/23/20 (f)		340,000	306,850
7.95% 2/23/21 (f)		400,000	366,000
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	213,988
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	4,875,000	7,974,891
4.25% 12/7/40	GBP	3,210,000	6,190,166
4.5% 3/7/13	GBP	1,025,000	1,651,071
4.5% 12/7/42	GBP	650,000	1,311,079
United Mexican States:
4.75% 3/8/44		276,000	296,700
5.125% 1/15/20		610,000	714,920
5.75% 10/12/2110		634,000	724,345
6.05% 1/11/40		1,236,000	1,588,260
6.75% 9/27/34		1,050,000	1,428,000
7.5% 4/8/33		285,000	415,388
8.3% 8/15/31		250,000	386,875
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		575,000	836,625
8% 11/18/22		484,628	682,114
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		10,236	299,403
6% 12/9/20		465,000	316,200
7% 3/31/38		460,000	299,000
7.75% 10/13/19 (Reg. S)		700,000	539,000
8.5% 10/8/14		595,000	587,563
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9% 5/7/23 (Reg. S)		$ 1,935,000	$ 1,489,950
9.25% 9/15/27		1,250,000	1,018,750
9.25% 5/7/28 (Reg. S)		710,000	537,825
9.375% 1/13/34		665,000	508,725
10.75% 9/19/13		745,000	763,625
11.75% 10/21/26 (Reg. S)		1,080,000	953,100
11.95% 8/5/31 (Reg. S)		1,750,000	1,548,750
12.75% 8/23/22		2,280,000	2,188,800
13.625% 8/15/18		496,000	503,440
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		473,043	421,009
4% 3/12/28 (e)		1,525,000	1,235,250
6.875% 1/15/16 (f)		680,000	722,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $240,668,835)			248,921,077
Common Stocks - 0.2%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Remy International, Inc.	6,195	93,235
Automobiles - 0.0%
General Motors Co. (a)	503	9,919
General Motors Co.:
warrants 7/10/16 (a)	10,197	112,371
warrants 7/10/19 (a)	10,197	69,136
Motors Liquidation Co. GUC Trust (a)	2,816	34,496
		225,922
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	2,218	4,270
HMH Holdings, Inc. warrants 3/9/17 (a)(q)	40,350	4
RDA Holding Co. warrants 2/19/14 (a)(q)	510	0
		5,117
TOTAL CONSUMER DISCRETIONARY		324,274
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	5,683	0

	Shares	Value
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	$ 575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	12,593
Building Products - 0.1%
Nortek, Inc. (a)	16,991	850,230
Nortek, Inc. warrants 12/7/14 (a)	524	2,620
		852,850
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	25,680
Class B (a)	107	8,560
		34,240
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (a)(f)	31,897	426,782
TOTAL INDUSTRIALS		1,327,040
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	25,436
Spansion, Inc. Class A (a)	470	5,161
		30,597
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. (a)	7,820	113,390
LyondellBasell Industries NV Class A	14,559	586,291
Tronox Ltd. Class A	448	54,083
		753,764
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	303	16,529
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	2,037	95,484
TOTAL MATERIALS		865,777
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,732
TOTAL COMMON STOCKS (Cost $2,635,035)		2,551,420
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	17,735	$ 588,802
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	311,397
TOTAL CONSUMER DISCRETIONARY		900,199
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	2,286	16,317
TOTAL CONVERTIBLE PREFERRED STOCKS		916,516
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,318,700
TOTAL PREFERRED STOCKS (Cost $2,914,925)		3,235,216
Floating Rate Loans - 4.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7902% 7/24/14 (k)	$ 390,543	385,661
Tranche DD, term loan 2.75% 7/24/14 (k)	40,225	39,722
		425,383
Hotels, Restaurants & Leisure - 0.1%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4952% 1/28/18 (k)	370,000	327,450
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	15,000	12,750
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	90,000	88,650
Wok Acquisition Corp. Tranche B, term loan 6/22/19 (k)	120,000	120,300
		549,150
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	135,000	135,675

	Principal Amount	Value
Media - 0.1%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)	$ 384,038	$ 382,117
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (k)	140,000	138,775
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	679,850	601,667
		1,122,559
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	1,853,968	1,844,698
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (k)	812,677	810,645
		2,655,343
TOTAL CONSUMER DISCRETIONARY		4,888,110
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	235,000	235,588
Tranche B 1LN, term loan 6.2657% 2/21/18 (k)	43,019	42,912
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (k)	174,563	172,817
U.S. Foodservice term loan 5.75% 3/31/17 (k)	742,500	709,088
		1,160,405
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)	236,894	237,782
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (k)	435,600	432,878
		670,660
Tobacco - 0.3%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	3,381,006	3,397,911
TOTAL CONSUMER STAPLES		5,228,976
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	330,000	323,400
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)	495,000	489,431
Floating Rate Loans - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	$ 610,000	$ 613,050
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	1,110,000	1,087,800
		2,513,681
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	1,675,000	1,681,365
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	330,446	330,446
		2,011,811
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	1,374,864	1,369,777
Tranche 2nd LN, term loan 9% 5/24/19 (k)	765,000	780,300
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	980,000	1,024,100
		3,174,177
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (k)	25,473	23,817
Credit-Linked Deposit 4.4913% 10/10/16 (k)	62,600	59,157
term loan 4.4908% 10/10/16 (k)	905,018	855,242
		938,216
TOTAL FINANCIALS		6,124,204
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (k)	655,188	650,274
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	1,183,153	1,172,801
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	788,114	774,322
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,875,950	2,840,001
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	217,800	217,800
		5,655,198

	Principal Amount	Value
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	$ 1,253,700	$ 1,261,536
TOTAL HEALTH CARE		6,916,734
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	147,750	147,750
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (k)	695,226	656,988
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	766,073	743,091
US Airways Group, Inc. term loan 2.7453% 3/23/14 (k)	850,761	808,223
		2,208,302
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	210,000	211,575
Commercial Services & Supplies - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	110,000	110,418
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	435,600	436,689
		547,107
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	1,395,563	1,315,318
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	99,000	98,381
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	755,821	753,931
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (k)	496,380	498,266
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	50,040	49,853
Tranche D, term loan 5/13/14 (r)	88,104	87,774
		137,627
TOTAL INDUSTRIALS		5,918,257
Floating Rate Loans - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (k)	$ 1,261,838	$ 1,236,601
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	234,434	226,815
Flextronics International Ltd.:
Tranche B A1, term loan 2.4953% 10/1/14 (k)	55,777	54,940
Tranche B A2, term loan 2.4953% 10/1/14 (k)	132,963	130,968
Tranche B A3, term loan 2.4888% 10/1/14 (k)	155,123	152,796
Tranche B-A, term loan 2.4891% 10/1/14 (k)	194,102	191,191
		756,710
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (k)	518,438	511,957
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	689,788	691,512
Tranche A6, term loan 5.25% 3/19/19 (k)	1,506,225	1,506,225
		2,709,694
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (k)	528,529	528,529
Tranche B 2LN, term loan 10.4606% 6/11/18 (k)	125,000	125,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (k)	1,025,000	1,030,125
		1,683,654
TOTAL INFORMATION TECHNOLOGY		6,386,659
MATERIALS - 0.2%
Chemicals - 0.1%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (k)	758,100	742,938
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)	94,763	95,473
		838,411
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	702,150	696,884
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	154,613	154,613
		851,497

	Principal Amount	Value
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	$ 122,785	$ 120,483
TOTAL MATERIALS		1,810,391
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)	492,525	484,546
Intelsat Jackson Holdings SA:
term loan 3.2408% 2/1/14 (k)	495,000	480,150
Tranche B, term loan 5.25% 4/2/18 (k)	1,004,495	1,004,495
		1,969,191
UTILITIES - 0.9%
Electric Utilities - 0.4%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7408% 10/10/17 (k)	7,269,235	4,334,281
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (k)	265,000	267,650
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	4,431,419	4,403,723
LSP Madison Funding LLC Tranche 1LN, term loan 0% 6/28/19 (k)	590,000	581,150
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	872,424	872,424
		5,857,297
TOTAL UTILITIES		10,459,228
TOTAL FLOATING RATE LOANS (Cost $53,319,075)		52,215,431
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	379,871	355,179
Goldman Sachs 1.25% 12/14/19 (k)	683,715	639,274
1.25% 12/14/19 (k)	136,252	127,395
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,075,514)		1,121,848
Fixed-Income Funds - 0.7%
	Shares	Value
Fidelity Floating Rate Central Fund (l) (Cost $7,125,146)	81,812	$ 8,303,100
Preferred Securities - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 575,000	618,046
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	135,000	151,662
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(k)	525,000	566,279
8.125% (g)(k)	280,000	296,206
		862,485
TOTAL FINANCIALS		1,014,147
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	820,000	815,098
TOTAL PREFERRED SECURITIES (Cost $2,191,842)		2,447,291
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.17% (b) (Cost $66,127,556)	66,127,556	66,127,556
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,118,620,250)		1,153,192,442
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,572,676)
NET ASSETS - 100%		$ 1,147,619,766
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 7/1/42	$ (400,000)	$ (420,496)
4% 7/1/42	(1,800,000)	(1,915,941)
4% 7/1/42	(1,800,000)	(1,915,941)
4% 7/1/42	(8,000,000)	(8,515,294)
TOTAL TBA SALE COMMITMENTS (Proceeds $12,726,836)		$ (12,767,672)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
44 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 5,868,500	$ 42,188
39 CBOT 2-Year U.S. Treasury Note Contracts	Sept. 2012	8,587,313	(1,305)
7 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	1,035,781	8,627
TOTAL TREASURY CONTRACTS		$ 15,491,594	$ 49,510

The face value of futures purchased as a percentage of net assets is 1.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 200,000	$ 3,142
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,074,761 or 17.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $388,371 or 0.0% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $116,288.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,758 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4,281
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(r) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,104 and $87,774, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,712
Fidelity Floating Rate Central Fund	315,332
Total	$ 358,044
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 12,189,986	$ -	$ 4,253,507	$ 8,303,100	0.6%
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,224,473	$ 907,959	$ 311,397	$ 5,117
Consumer Staples	16,317	-	-	16,317
Financials	2,318,700	-	2,318,700	-
Industrials	1,327,040	862,823	-	464,217
Information Technology	30,597	30,597	-	-
Materials	865,777	770,293	95,484	-
Utilities	3,732	3,732	-	-
Corporate Bonds	416,143,471	-	416,108,800	34,671
U.S. Government and Government Agency Obligations	260,888,941	-	260,888,941	-
U.S. Government Agency - Mortgage Securities	38,155,455	-	38,155,455	-
Collateralized Mortgage Obligations	43,543,276	-	43,543,276	-
Commercial Mortgage Securities	9,538,359	-	9,538,359	-
Foreign Government and Government Agency Obligations	248,921,077	-	248,921,077	-
Floating Rate Loans	52,215,431	-	52,215,431	-
Sovereign Loan Participations	1,121,848	-	-	1,121,848
Fixed-Income Funds	8,303,100	8,303,100	-	-
Preferred Securities	2,447,291	-	2,447,291	-
Other	1	-	-	1
Money Market Funds	66,127,556	66,127,556	-	-
Total Investments in Securities:	$ 1,153,192,442	$ 77,006,060	$ 1,074,544,211	$ 1,642,171
Derivative Instruments:
Assets
Futures Contracts	$ 50,815	$ 50,815	$ -	$ -
Swap Agreements	3,142	-	3,142	-
Total Assets	$ 53,957	$ 50,815	$ 3,142	$ -
Liabilities
Futures Contracts	$ (1,305)	$ (1,305)	$ -	$ -
Total Derivative Instruments:	$ 52,652	$ 49,510	$ 3,142	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (12,767,672)	$ -	$ (12,767,672)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 50,815	$ (1,305)
Swap Agreements (b)	3,142	-
Total Value of Derivatives	$ 53,957	$ (1,305)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	66.8%
Germany	2.8%
Canada	2.6%
United Kingdom	2.6%
Italy	2.2%
Japan	2.2%
Venezuela	2.0%
Mexico	1.4%
Turkey	1.4%
Netherlands	1.3%
France	1.3%
Bermuda	1.2%
Luxembourg	1.1%
Indonesia	1.1%
Australia	1.1%
Others (Individually Less Than 1%)	8.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,045,367,548)	$ 1,078,761,786
Fidelity Central Funds (cost $73,252,702)	74,430,656
Total Investments (cost $1,118,620,250)		$ 1,153,192,442
Cash		831,614
Receivable for investments sold, regular delivery		22,916,265
Receivable for TBA sale commitments		12,726,836
Receivable for fund shares sold		826,064
Dividends receivable		3,975
Interest receivable		13,417,843
Distributions receivable from Fidelity Central Funds		53,406
Swap agreements, at value		3,142
Other receivables		30
Total assets		1,203,971,617

Liabilities
Payable for investments purchased Regular delivery	$ 29,028,327
Delayed delivery	13,771,199
TBA sale commitments, at value	12,767,672
Payable for fund shares redeemed	564
Accrued management fee	540,732
Distribution and service plan fees payable	6,268
Payable for daily variation margin on futures contracts	38,406
Other affiliated payables	145,055
Other payables and accrued expenses	53,628
Total liabilities		56,351,851

Net Assets		$ 1,147,619,766
Net Assets consist of:
Paid in capital		$ 1,088,097,170
Undistributed net investment income		26,552,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,458,964)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,428,603
Net Assets		$ 1,147,619,766

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($159,389,701 ÷ 13,715,914 shares)	$ 11.62

Service Class: Net Asset Value, offering price and redemption price per share ($921,725 ÷ 79,416 shares)	$ 11.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($29,769,889 ÷ 2,574,726 shares)	$ 11.56

Investor Class: Net Asset Value, offering price and redemption price per share ($957,538,451 ÷ 82,599,781 shares)	$ 11.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 156,153
Interest		25,818,068
Income from Fidelity Central Funds		358,044
Total income		26,332,265

Expenses
Management fee	$ 3,078,646
Transfer agent fees	535,718
Distribution and service plan fees	38,548
Accounting and security lending fees	192,364
Custodian fees and expenses	34,671
Independent trustees' compensation	1,848
Audit	36,692
Legal	2,021
Miscellaneous	5,432
Total expenses before reductions	3,925,940
Expense reductions	(50)	3,925,890
Net investment income (loss)		22,406,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,813
Fidelity Central Funds	1,011,303
Foreign currency transactions	(36,000)
Futures contracts	155,450
Swap agreements	4,491
Total net realized gain (loss)		1,477,057
Change in net unrealized appreciation (depreciation) on: Investment securities	22,069,700
Assets and liabilities in foreign currencies	(6,638)
Futures contracts	40,086
Swap agreements	3,142
Delayed delivery commitments	(40,836)
Total change in net unrealized appreciation (depreciation)		22,065,454
Net gain (loss)		23,542,511
Net increase (decrease) in net assets resulting from operations		$ 45,948,886

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,406,375	$ 39,301,884
Net realized gain (loss)	1,477,057	15,716,472
Change in net unrealized appreciation (depreciation)	22,065,454	(16,732,743)
Net increase (decrease) in net assets resulting from operations	45,948,886	38,285,613
Distributions to shareholders from net investment income	-	(40,878,892)
Distributions to shareholders from net realized gain	(2,308,307)	(20,231,365)
Total distributions	(2,308,307)	(61,110,257)
Share transactions - net increase (decrease)	96,083,857	238,355,290
Total increase (decrease) in net assets	139,724,436	215,530,646

Net Assets
Beginning of period	1,007,895,330	792,364,684
End of period (including undistributed net investment income of $26,552,957 and undistributed net investment income of $4,146,582, respectively)	$ 1,147,619,766	$ 1,007,895,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 11.36	$ 11.11	$ 8.94	$ 10.63	$ 10.70
Income from Investment Operations
Net investment income (loss) E	.238	.511	.588	.619	.583	.600
Net realized and unrealized gain (loss)	.257	.013 H	.473	2.065	(1.670)	(.007)
Total from investment operations	.495	.524	1.061	2.684	(1.087)	.593
Distributions from net investment income	-	(.486)	(.517)	(.439)	(.548)	(.523)
Distributions from net realized gain	(.025)	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.025)	(.734)	(.811)	(.514)	(.603)	(.663)
Net asset value, end of period	$ 11.62	$ 11.15	$ 11.36	$ 11.11	$ 8.94	$ 10.63
Total Return B,C,D	4.44%	4.66%	9.64%	30.02%	(10.20)%	5.59%
Ratios to Average Net Assets F,I
Expenses before reductions	.69% A	.69%	.71%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.69% A	.69%	.70%	.74%	.73%	.73%
Expenses net of all reductions	.69% A	.69%	.70%	.74%	.72%	.73%
Net investment income (loss)	4.17% A	4.38%	5.07%	5.98%	5.65%	5.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,390	$ 164,168	$ 154,861	$ 166,898	$ 99,114	$ 119,524
Portfolio turnover rate G	143% A	224%	208%	199%	256%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 11.35	$ 11.10	$ 8.92	$ 10.61	$ 10.68
Income from Investment Operations
Net investment income (loss) E	.232	.499	.574	.594	.574	.588
Net realized and unrealized gain (loss)	.263	.009 H	.469	2.083	(1.676)	(.005)
Total from investment operations	.495	.508	1.043	2.677	(1.102)	.583
Distributions from net investment income	-	(.470)	(.499)	(.422)	(.533)	(.513)
Distributions from net realized gain	(.025)	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.025)	(.718)	(.793)	(.497)	(.588)	(.653)
Net asset value, end of period	$ 11.61	$ 11.14	$ 11.35	$ 11.10	$ 8.92	$ 10.61
Total Return B,C,D	4.45%	4.52%	9.48%	30.01%	(10.37)%	5.51%
Ratios to Average Net Assets F,I
Expenses before reductions	.79% A	.80%	.81%	.84%	.82%	.83%
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.84%	.82%	.83%
Expenses net of all reductions	.79% A	.80%	.81%	.84%	.82%	.82%
Net investment income (loss)	4.07% A	4.28%	4.96%	5.88%	5.55%	5.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 922	$ 883	$ 1,199	$ 1,898	$ 2,644	$ 4,445
Portfolio turnover rate G	143% A	224%	208%	199%	256%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.33	$ 11.11	$ 8.92	$ 10.61	$ 10.67
Income from Investment Operations
Net investment income (loss) E	.222	.478	.560	.578	.558	.571
Net realized and unrealized gain (loss)	.253	.021 H	.457	2.087	(1.680)	.005
Total from investment operations	.475	.499	1.017	2.665	(1.122)	.576
Distributions from net investment income	-	(.471)	(.503)	(.400)	(.513)	(.496)
Distributions from net realized gain	(.025)	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.025)	(.719)	(.797)	(.475)	(.568)	(.636)
Net asset value, end of period	$ 11.56	$ 11.11	$ 11.33	$ 11.11	$ 8.92	$ 10.61
Total Return B,C,D	4.28%	4.45%	9.23%	29.88%	(10.56)%	5.45%
Ratios to Average Net Assets F,I
Expenses before reductions	.94% A	.95%	.97%	.99%	.98%	.98%
Expenses net of fee waivers, if any	.94% A	.94%	.96%	.99%	.98%	.98%
Expenses net of all reductions	.94% A	.94%	.96%	.99%	.97%	.97%
Net investment income (loss)	3.92% A	4.13%	4.81%	5.72%	5.40%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,770	$ 25,652	$ 7,599	$ 1,918	$ 2,625	$ 4,418
Portfolio turnover rate G	143% A	224%	208%	199%	256%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.34	$ 11.09	$ 8.92	$ 10.62	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.235	.506	.584	.617	.577	.591
Net realized and unrealized gain (loss)	.260	.005 H	.474	2.065	(1.677)	(.003)
Total from investment operations	.495	.511	1.058	2.682	(1.100)	.588
Distributions from net investment income	-	(.483)	(.514)	(.437)	(.545)	(.518)
Distributions from net realized gain	(.025)	(.248)	(.294)	(.075)	(.055)	(.140)
Total distributions	(.025)	(.731)	(.808)	(.512)	(.600)	(.658)
Net asset value, end of period	$ 11.59	$ 11.12	$ 11.34	$ 11.09	$ 8.92	$ 10.62
Total Return B,C,D	4.46%	4.55%	9.63%	30.06%	(10.34)%	5.55%
Ratios to Average Net Assets F,I
Expenses before reductions	.72% A	.73%	.74%	.77%	.76%	.80%
Expenses net of fee waivers, if any	.72% A	.73%	.74%	.77%	.76%	.80%
Expenses net of all reductions	.72% A	.73%	.74%	.77%	.76%	.80%
Net investment income (loss)	4.14% A	4.35%	5.03%	5.95%	5.61%	5.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,538	$ 817,192	$ 628,706	$ 475,890	$ 234,744	$ 228,628
Portfolio turnover rate G	143% A	224%	208%	199%	256%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,995,563
Gross unrealized depreciation	(18,783,623)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,211,940

Tax cost	$ 1,114,980,502

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 155,450	$ 40,086
Swap Agreements	4,491	3,142
Totals (a)	$ 159,941	$ 43,228

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $401,219,053 and $320,497,885, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 454
Service Class 2	38,094
$ 38,548

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 57,502
Service Class	317
Service Class 2	10,869
Investor Class	467,030
$ 535,718

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,523 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $140.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $50 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 6,773,571
Service Class	-	35,285
Service Class 2	-	1,007,372
Investor Class	-	33,062,664
Total	$ -	$ 40,878,892
From net realized gain
Initial Class	$ 353,027	$ 3,416,993
Service Class	1,981	19,967
Service Class 2	64,392	458,432
Investor Class	1,888,907	16,335,973
Total	$ 2,308,307	$ 20,231,365

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	696,848	2,656,457	$ 7,997,755	$ 31,076,160
Reinvestment of distributions	30,967	916,774	353,027	10,190,564
Shares redeemed	(1,736,244)	(2,481,322)	(19,761,252)	(28,834,770)
Net increase (decrease)	(1,008,429)	1,091,909	$ (11,410,470)	$ 12,431,954
Service Class
Shares sold	-	-	-	-
Reinvestment of distributions	174	4,970	1,981	55,252
Shares redeemed	-	(31,398)	-	(366,648)
Net increase (decrease)	174	(26,428)	$ 1,981	$ (311,396)
Service Class 2
Shares sold	915,735	1,728,542	$ 10,441,171	$ 20,060,168
Reinvestment of distributions	5,673	132,522	64,392	1,465,804
Shares redeemed	(656,180)	(222,100)	(7,523,115)	(2,573,365)
Net increase (decrease)	265,228	1,638,964	$ 2,982,448	$ 18,952,607
Investor Class
Shares sold	9,975,850	15,647,182	$ 114,115,906	$ 182,167,424
Reinvestment of distributions	166,131	4,453,284	1,888,907	49,398,637
Shares redeemed	(1,003,133)	(2,098,949)	(11,494,915)	(24,283,936)
Net increase (decrease)	9,138,848	18,001,517	$ 104,509,898	$ 207,282,125

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-SANN-0812
1.803539.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 24, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 24, 2012